UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Conservative Income Bond

Fund

Fidelity Conservative Income Bond

Fund

Institutional Class

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Conservative Income Bond Fund, or 1-877-208-0098 for Institutional Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Life of fund A
Fidelity® Conservative Income Bond Fund	1.09%	0.77%
Fidelity Conservative Income Bond Fund - Institutional Class	1.20%	0.87%

A From March 3, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Conservative Income Bond Fund, a class of the fund, on March 3, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 3-6 Month Treasury Bill Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided throughout much of the period by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Corporate bonds also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasury bonds lagged with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) also struggled, advancing 3.67%. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Kim Miller, Portfolio Manager of Fidelity® Conservative Income Bond Fund: For the year ending August 31, 2012, the fund's Retail Class and Institutional Class shares returned 1.09% and 1.20%, respectively, outperforming the 0.11% advance of the Barclays® U.S. 3-6 Month Treasury Bill Index. The fund's ability to invest in corporate debt helped it outpace the index because yields on the corporate bonds were higher than those offered by government securities during the period. During the year, the fund's stake in financials was reduced as the economic backdrop in the eurozone worsened. Assets were redeployed to an increasing stake in industrials, which included capital goods, energy pharmaceuticals, utilities, technology, telecommunications and consumer-related industries. For the most part, I favored one-year fixed-rate notes and two-year floating-rate securities with yields that reset quarterly. The fund's overall allocation to corporate securities declined during the period, as appropriate opportunities became less available. Investments in bank-backed municipal securities with yields that reset weekly also were attractive for their yield and liquidity. Allocations to other short-term government securities and cash also helped maintain a conservative profile in case of possible redemptions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Conservative Income Bond	.40%
Actual		$ 1,000.00	$ 1,006.90	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.30%
Actual		$ 1,000.00	$ 1,007.40	$ 1.51
HypotheticalA		$ 1,000.00	$ 1,023.63	$ 1.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/12	% of fund's investments 2/29/12
0 - 30	26.2	24.5
31 - 90	15.6	22.5
91 - 180	14.6	13.0
181 - 397	14.6	12.0
> 397	29.0	28.0

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rates.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	0.7	0.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	0.3	0.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Corporate Bonds 53.5%		Corporate Bonds 52.8%
	Municipal Securities 5.9%		Municipal Securities 11.4%
	Certificates of Deposit 6.5%		Certificates of Deposit 10.8%
	Commercial Paper 19.3%		Commercial Paper 19.7%
	Cash and Cash Equivalents 10.4%		Cash and Cash Equivalents 5.5%
	Net Other Assets 4.4%		Net Other Assets† (0.2)%
* Foreign investments	34.6%	** Foreign investments	44.0%

† Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 53.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.0%
Automobiles - 4.9%
Daimler Finance North America LLC:
1.2376% 4/10/14 (b)(c)	$ 15,000,000	$ 15,045,675
1.6679% 9/13/13 (b)(c)	21,165,000	21,325,939
1.7876% 7/11/13 (b)(c)	8,200,000	8,267,871
Volkswagen International Finance NV:
0.9106% 10/1/12 (b)(c)	20,810,000	20,812,456
1.0676% 9/22/13 (b)(c)	10,000,000	10,015,870
1.0706% 4/1/14 (b)(c)	1,805,000	1,806,549
1.2179% 3/21/14 (b)(c)	10,000,000	10,030,870
		87,305,230
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp. 1.1835% 8/23/13 (c)	416,000	418,134
TOTAL CONSUMER DISCRETIONARY		87,723,364
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Miller Brewing Co. 5.5% 8/15/13 (b)	1,663,000	1,730,558
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Schlumberger Investment SA 1.0179% 9/12/14 (b)(c)	7,500,000	7,544,940
Total Capital Canada Ltd. 1.625% 1/28/14	3,250,000	3,303,112
		10,848,052
FINANCIALS - 39.6%
Capital Markets - 6.5%
BlackRock, Inc. 0.7308% 5/24/13 (c)	5,000,000	5,008,995
HSBC Bank PLC:
0.8645% 5/15/13 (b)(c)	11,900,000	11,895,823
1.2551% 1/17/14 (b)(c)	18,050,000	18,087,580
JPMorgan Chase & Co. 1.2521% 1/24/14 (c)	48,900,000	49,168,997
The Bank of New York Mellon Corp. 0.7171% 7/28/14 (c)	5,000,000	5,010,065
UBS AG Stamford Branch:
1.4471% 1/28/14 (c)	3,000,000	3,004,728
2.25% 8/12/13	16,655,000	16,844,900
2.75% 1/8/13	6,530,000	6,566,914
		115,588,002
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 18.0%
ABN AMRO Bank NV:
2.2171% 1/30/14 (b)(c)	$ 20,005,000	$ 20,139,114
3% 1/31/14 (b)	5,450,000	5,485,082
ANZ Banking Group Ltd.:
1.1376% 9/24/13 (b)(c)	2,000,000	2,010,692
1.1976% 1/10/14 (b)(c)	972,000	974,798
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (b)	19,225,000	19,330,661
Barclays Bank PLC 2.5% 1/23/13	39,022,000	39,279,350
BNP Paribas:
0.8596% 4/8/13 (c)	8,290,000	8,259,758
2.125% 12/21/12	21,138,000	21,177,739
Commonwealth Bank of Australia:
1.0179% 3/19/13 (b)(c)	11,740,000	11,771,980
1.1394% 8/7/13 (b)(c)	5,000,000	5,017,010
1.1979% 3/17/14 (b)(c)	6,116,000	6,132,813
Credit Suisse New York Branch:
1.4151% 1/14/14 (c)	9,676,000	9,716,871
5% 5/15/13	42,250,000	43,461,688
Fifth Third Bank 0.5445% 5/17/13 (c)	32,928,000	32,885,292
ING Bank NV:
1.5179% 3/15/13 (b)(c)	8,900,000	8,930,189
1.7751% 10/18/13 (b)(c)	9,100,000	9,127,609
2.65% 1/14/13 (b)	5,625,000	5,652,563
National Australia Bank Ltd.:
1.1776% 4/11/14 (b)(c)	1,950,000	1,956,552
2.5% 1/8/13 (b)	855,000	860,805
Nordea Bank AB:
1.3551% 1/14/14 (b)(c)	8,550,000	8,575,178
2.5% 11/13/12 (b)	12,855,000	12,902,294
PNC Funding Corp. 0.6466% 1/31/14 (c)	5,000,000	4,978,230
Royal Bank of Canada 0.7551% 4/17/14 (c)	4,850,000	4,860,408
Svenska Handelsbanken AB 2.875% 9/14/12 (b)	18,488,000	18,497,799
Wells Fargo & Co. 1.3806% 6/26/15 (c)	10,000,000	10,061,030
Westpac Banking Corp.:
0.8879% 6/14/13 (b)(c)	5,000,000	5,014,090
1.1979% 12/9/13 (c)	1,730,000	1,739,511
		318,799,106
Consumer Finance - 6.7%
American Express Credit Corp.:
1.5679% 6/12/15 (c)	15,000,000	15,303,945
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
1.937% 6/19/13 (c)	$ 440,000	$ 444,851
Capital One Financial Corp. 1.6051% 7/15/14 (c)	3,865,000	3,892,615
Caterpillar Financial Services Corp. 0.7879% 2/9/15 (c)	10,000,000	10,049,960
General Electric Capital Corp.:
0.5746% 11/1/12 (c)	500,000	500,200
0.7279% 9/15/14 (c)	5,000,000	4,965,985
1.0896% 4/7/14 (c)	6,269,000	6,293,010
1.1521% 4/24/14 (c)	25,000,000	25,131,700
1.3096% 1/7/14 (c)	11,913,000	11,986,217
HSBC Finance Corp.:
0.7051% 1/15/14 (c)	14,645,000	14,516,475
0.8179% 9/14/12 (c)	5,340,000	5,340,128
John Deere Capital Corp. 0.8606% 10/4/13 (c)	10,000,000	10,038,580
Toyota Motor Credit Corp. 0.8551% 1/17/14 (c)	10,000,000	10,031,660
		118,495,326
Diversified Financial Services - 7.3%
Bank of America Corp.:
1.8671% 1/30/14 (c)	15,000,000	15,057,135
4.875% 9/15/12	2,000,000	2,001,802
4.9% 5/1/13	26,985,000	27,638,118
BP Capital Markets PLC:
1.0679% 3/11/14 (c)	1,160,000	1,167,887
1.0919% 12/6/13 (c)	2,487,000	2,503,302
Citigroup, Inc.:
2.4375% 8/13/13 (c)	27,000,000	27,306,531
5.5% 4/11/13	29,276,000	30,071,048
Deutsche Bank AG London Branch 2.375% 1/11/13	12,933,000	13,006,046
MassMutual Global Funding II 0.9606% 9/27/13 (b)(c)	1,180,000	1,185,486
MetLife Institutional Funding II 1.3606% 4/4/14 (b)(c)	10,000,000	10,063,540
		130,000,895
Insurance - 1.1%
Metropolitan Life Global Funding I:
1.2076% 1/10/14 (b)(c)	2,600,000	2,614,667
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
1.5929% 9/17/12 (b)(c)	$ 2,400,000	$ 2,400,756
2.5% 1/11/13 (b)	15,000,000	15,100,740
		20,116,163
TOTAL FINANCIALS		702,999,492
HEALTH CARE - 1.4%
Pharmaceuticals - 1.4%
Teva Pharmaceutical Finance Co. BV 1.3389% 11/8/13 (c)	12,000,000	12,084,684
Teva Pharmaceutical Finance III BV 0.9679% 3/21/14 (c)	13,375,000	13,423,618
		25,508,302
INDUSTRIALS - 2.8%
Aerospace & Defense - 2.8%
United Technologies Corp.:
0.7469% 12/2/13 (c)	40,000,000	40,158,480
0.9669% 6/1/15 (c)	10,000,000	10,136,090
		50,294,570
INFORMATION TECHNOLOGY - 1.2%
Office Electronics - 1.2%
Xerox Corp.:
1.2565% 5/16/14 (c)	5,846,000	5,826,492
1.8679% 9/13/13 (c)	15,000,000	15,103,710
		20,930,202
MATERIALS - 1.1%
Metals & Mining - 1.1%
BHP Billiton Financial (USA) Ltd. 0.7035% 2/18/14 (c)	20,000,000	20,064,280
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
BellSouth Corp. 4.02% 4/26/21 (b)(c)	9,000,000	9,190,197
UTILITIES - 1.2%
Electric Utilities - 0.6%
Appalachian Power Co. 0.8095% 8/16/13 (c)	4,000,000	4,002,492
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Georgia Power Co. 0.7879% 3/15/13 (c)	$ 4,250,000	$ 4,252,465
Northeast Utilities 1.2179% 9/20/13 (c)	2,908,000	2,924,363
		11,179,320
Multi-Utilities - 0.6%
DTE Energy Co. 1.1669% 6/3/13 (c)	1,715,000	1,720,270
Sempra Energy 1.2279% 3/15/14 (c)	8,824,000	8,825,527
		10,545,797
TOTAL UTILITIES		21,725,117
TOTAL NONCONVERTIBLE BONDS (Cost $947,432,845)		951,014,134
Municipal Securities - 5.9%

Clark County Fuel Tax Series 2008 A, 0.7% 9/7/12 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)(d)	6,700,000	6,700,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.64% 9/7/12, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
New York Hsg. Fin. Agcy. Rev. (Related-42nd & 10th Street Proj.) Series 2007 A, 0.56% 9/7/12, LOC Landesbank Baden-Wuert, VRDN (c)(d)	27,000,000	27,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2007 E, 0.95% 9/7/12 (Liquidity Facility KBC Bank NV), VRDN (c)(d)	29,200,000	29,200,000
Series 2007 B, 0.7% 9/7/12 (Liquidity Facility KBC Bank NV), VRDN (c)(d)	11,725,000	11,725,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.48% 9/7/12, LOC Cr. Industriel et Commercial, VRDN (c)	28,415,000	28,415,000
TOTAL MUNICIPAL SECURITIES (Cost $104,465,000)		104,465,000
Certificates of Deposit - 6.5%

Bank of Nova Scotia yankee:
0.6435% 11/18/13 (c)	15,000,000	15,012,300
Certificates of Deposit - continued
	Principal Amount	Value
Bank of Nova Scotia yankee: - continued
0.6606% 10/1/12 (c)	$ 4,000,000	$ 4,000,664
0.7545% 2/15/13 (c)	6,400,000	6,409,670
0.8751% 10/18/13 (c)	5,000,000	5,015,005
0.9368% 2/10/14 (c)	12,000,000	12,027,744
BNP Paribas SA yankee 1.1369% 3/4/13 (c)	5,000,000	4,986,905
Canadian Imperial Bank of Commerce yankee:
0.6419% 11/5/12 (c)	5,000,000	5,001,890
0.6606% 10/1/12 (c)	3,000,000	3,000,723
0.6669% 9/4/12 (c)	2,400,000	2,400,000
National Australia Bank yankee 1.6471% 1/30/14 (c)	10,000,000	10,125,880
Nordea Bank Finland PLC yankee:
0.9179% 3/8/13 (c)	2,000,000	2,003,024
0.9194% 2/7/13 (c)	6,565,000	6,576,029
Svenska Handelsbanken AB yankee:
0.9051% 1/18/13 (c)	6,600,000	6,609,966
0.9179% 3/18/13 (c)	12,400,000	12,429,376
Westpac Banking Corp. yankee 1.2076% 7/10/13 (c)	19,750,000	19,836,169
TOTAL CERTIFICATES OF DEPOSIT (Cost $115,111,171)		115,435,345
Commercial Paper - 19.3%

Atlantic Asset Securitization Corp. 0.5% 10/31/12 (Liquidity Facility Credit Agricole CIB)	25,000,000	24,978,819
Barclays Bank PLC yankee 1.3% 1/23/13 (b)	30,000,000	30,068,700
BP Capital Markets PLC yankee:
0.63% 11/27/12	4,000,000	3,998,152
0.84% 1/14/13	12,500,000	12,488,620
British Telecommunications PLC:
1.17% 6/3/13	7,000,000	6,940,269
1.2% 6/3/13	8,000,000	7,931,736
1.5% 5/14/13	21,350,000	21,185,120
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.63% 12/17/12	12,250,000	12,228,832
0.82% 2/1/13	20,000,000	19,938,030
PB Finance (Delaware), Inc.:
0.66% 9/5/12	15,000,000	14,999,646
0.75% 9/13/12	10,000,000	9,999,303
0.76% 9/19/12	25,000,000	24,997,190
Commercial Paper - continued
	Principal Amount	Value
PB Finance (Delaware), Inc.: - continued
0.78% 11/19/12	$ 7,000,000	$ 6,987,867
0.8% 9/4/12	15,000,000	14,999,717
Skandinaviska Enskilda Banken AB yankee:
0.7% 10/5/12	5,000,000	4,999,368
0.75% 10/22/12	15,000,000	14,995,811
Tesco Treasury Services PLC 1.2% 7/1/13	44,000,000	43,631,416
Vodafone Group PLC yankee:
0.97% 12/20/12	16,000,000	15,971,881
1% 12/28/12	10,000,000	9,980,266
1.02% 2/13/13	1,300,000	1,295,486
1.175% 6/14/13	35,000,000	34,733,251
1.25% 3/12/13	5,000,000	4,978,100
TOTAL COMMERCIAL PAPER (Cost $341,941,776)		342,327,580
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $60,217,183)	60,217,183	60,217,183
Cash Equivalents - 7.0%
	Maturity Amount
Repurchase Agreements:
With:
Credit Suisse Securities (USA) LLC at 1%, dated 8/22/12 due 2/15/13 (Collateralized by Corporate Obligations valued at $26,258,807, 5.25%, 8/15/48)	$ 25,122,917	25,043,500
Merrill Lynch, Pierce, Fenner & Smith at 1.19%, dated 8/10/12 due 11/13/12 (Collateralized by Commercial Paper Obligations valued at $20,996,071, 10/9/12 - 5/25/43)	20,062,806	20,020,200
Cash Equivalents - continued
	Maturity Amount	Value
Repurchase Agreements: - continued
With: - continued
Morgan Stanley & Co., Inc. at 1.25%, dated 7/18/12 due 9/14/12 (Collateralized by Corporate Obligations valued at $53,910,130, 0%- 10.1%, 6/5/13 - 2/15/2051)	$ 50,100,694	$ 50,000,000
RBS Securities, Inc. at 1.05%, dated 7/13/12 due 9/11/12 (Collateralized by U.S. Government Obligations valued at $30,944,240, 5.66%- 6.46%, 6/25/35 - 6/25/42)	30,052,500	30,000,000
TOTAL CASH EQUIVALENTS (Cost $125,000,000)		125,063,700
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $1,694,167,975)		1,698,522,942
NET OTHER ASSETS (LIABILITIES) - 4.4%		77,905,279
NET ASSETS - 100%		$ 1,776,428,221
Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $339,567,446 or 19.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,561
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 951,014,134	$ -	$ 951,014,134	$ -
Municipal Securities	104,465,000	-	104,465,000	-
Certificates of Deposit	115,435,345	-	115,435,345	-
Commercial Paper	342,327,580	-	342,327,580	-
Money Market Funds	60,217,183	60,217,183	-	-
Cash Equivalents	125,063,700	-	125,063,700	-
Total Investments in Securities:	$ 1,698,522,942	$ 60,217,183	$ 1,638,305,759	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	65.4%
United Kingdom	15.1%
Netherlands	5.1%
Sweden	4.4%
Australia	3.2%
France	1.7%
Curacao	1.4%
Japan	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $125,063,700) - See accompanying schedule: Unaffiliated issuers (cost $1,633,950,792)	$ 1,638,305,759
Fidelity Central Funds (cost $60,217,183)	60,217,183
Total Investments (cost $1,694,167,975)		$ 1,698,522,942
Receivable for investments sold		10,148,244
Receivable for fund shares sold		71,611,545
Interest receivable		4,328,001
Distributions receivable from Fidelity Central Funds		9,024
Receivable from investment adviser for expense reductions		32,566
Total assets		1,784,652,322

Liabilities
Payable for investments purchased	$ 5,556,033
Payable for fund shares redeemed	2,033,010
Distributions payable	124,472
Accrued management fee	409,712
Other affiliated payables	100,874
Total liabilities		8,224,101

Net Assets		$ 1,776,428,221
Net Assets consist of:
Paid in capital		$ 1,771,560,483
Undistributed net investment income		43,855
Accumulated undistributed net realized gain (loss) on investments		468,916
Net unrealized appreciation (depreciation) on investments		4,354,967
Net Assets		$ 1,776,428,221

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2012

Conservative Income Bond: Net Asset Value, offering price and redemption price per share ($824,998,023 ÷ 82,249,597 shares)	$ 10.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($951,430,198 ÷ 94,854,370 shares)	$ 10.03

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2012

Investment Income
Interest		$ 11,549,595
Income from Fidelity Central Funds		24,561
Total income		11,574,156

Expenses
Management fee	$ 3,093,925
Transfer agent fees	768,480
Independent trustees' compensation	3,241
Miscellaneous	2,322
Total expenses before reductions	3,867,968
Expense reductions	(264,787)	3,603,181
Net investment income (loss)		7,970,975
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		468,916
Change in net unrealized appreciation (depreciation) on investment securities		5,103,055
Net gain (loss)		5,571,971
Net increase (decrease) in net assets resulting from operations		$ 13,542,946

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2012	For the period March 3, 2011 (commencement of operations) to August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,970,975	$ 523,734
Net realized gain (loss)	468,916	48,923
Change in net unrealized appreciation (depreciation)	5,103,055	(748,088)
Net increase (decrease) in net assets resulting from operations	13,542,946	(175,431)
Distributions to shareholders from net investment income	(7,972,863)	(523,474)
Share transactions - net increase (decrease)	1,246,431,292	525,125,751
Total increase (decrease) in net assets	1,252,001,375	524,426,846

Net Assets
Beginning of period	524,426,846	-
End of period (including undistributed net investment income of $43,855 and undistributed net investment income of $260, respectively)	$ 1,776,428,221	$ 524,426,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Conservative Income Bond

Years ended August 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.072	.017
Net realized and unrealized gain (loss)	.037	(.011)
Total from investment operations	.109	.006
Distributions from net investment income	(.069)	(.016)
Net asset value, end of period	$ 10.03	$ 9.99
Total Return B, C	1.09%	.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.40% A
Net investment income (loss)	.72%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 824,998	$ 313,082
Portfolio turnover rate F	31%	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.082	.022
Net realized and unrealized gain (loss)	.037	(.011)
Total from investment operations	.119	.011
Distributions from net investment income	(.079)	(.021)
Net asset value, end of period	$ 10.03	$ 9.99
Total Return B, C	1.20%	.11%
Ratios to Average Net Assets E, H
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.30%	.30% A
Expenses net of all reductions	.30%	.30% A
Net investment income (loss)	.82%	.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 951,430	$ 211,344
Portfolio turnover rate F	31%	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

August 31, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,443,494
Gross unrealized depreciation	(89,475)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,354,019

Tax Cost	$ 1,694,168,923

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 501,832
Undistributed long-term capital gain	$ 11,887
Net unrealized appreciation (depreciation)	$ 4,354,019

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 7,972,863	$ 523,474

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $761,302,112 and $156,142,946, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Bond	$ 504,919
Institutional Class	263,561
$ 768,480

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,322 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class to the extent annual operating expenses exceeded .30% of average net assets. Some expenses, for example interest

Annual Report

8. Expense Reductions - continued

expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced Institutional Class' expenses by $264,787.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011 A
From net investment income
Conservative Income Bond	$ 3,610,501	$ 339,315
Institutional Class	4,362,362	184,159
Total	$ 7,972,863	$ 523,474

A For the period March 3, 2011 (commencement of operations) to August 31, 2011.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011 A	2012	2011 A
Conservative Income Bond
Shares sold	92,770,593	39,914,342	$ 928,073,885	$ 399,253,152
Reinvestment of distributions	325,793	30,433	3,260,639	304,347
Shares redeemed	(42,192,920)	(8,598,644)	(422,058,303)	(85,994,027)
Net increase (decrease)	50,903,466	31,346,131	$ 509,276,221	$ 313,563,472
Institutional Class
Shares sold	104,222,333	23,713,235	$ 1,042,605,053	$ 237,093,950
Reinvestment of distributions	368,057	17,886	3,684,365	178,863
Shares redeemed	(30,895,909)	(2,571,232)	(309,134,347)	(25,710,534)
Net increase (decrease)	73,694,481	21,159,889	$ 737,155,071	$ 211,562,279

A For the period March 3, 2011 (commencement of operations) to August 31, 2011.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Annual Report

Notes to Financial Statements - continued

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of period, Strategic Advisers Short Duration Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Conservative Income Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Conservative Income Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the period March 3, 2011 (commencement of operations) to August 31, 2011, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Conservative Income Bond Fund as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period March 3, 2011 (commencement of operations) to August 31, 2011, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 15, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $11,887, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,014,316 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FCV-UANN-1012
1.924088.101

Fidelity®

Short-Term Bond

Fund

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Term Bond Fund	1.94%	2.36%	2.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund, a class of the fund, on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity® Short-Term Bond Fund: For the year, the fund's Retail Class shares returned 1.94%, versus 1.06% for the Barclays® U.S. 1-3 Year Government/Credit Bond Index. Sector selection driven by an overweighting in corporate bonds fueled the fund's solid performance versus the index. A heavy emphasis on the financials sector, primarily banks, contributed the most, followed by holdings of industrial bonds - most notably those from communications companies - along with securities issued by electric and natural gas utilities. Out-of-benchmark positions in commercial mortgage-backed securities, government-agency-backed collateralized mortgage obligations and asset-backed securities also bolstered the fund's return. Small allocations to government-agency mortgage-backed securities provided a further boost to results. On the downside, our allocation to U.S. Treasuries lagged the index and was the biggest relative detractor. Underweighted exposure to government-agency-backed debentures also modestly detracted, as this sector slightly outperformed the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,012.50	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,011.80	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.38	$ 1.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations† 43.8%	U.S. Government and U.S. Government Agency Obligations† 47.7%
AAA 18.2%	AAA 17.5%
AA 6.5%	AA 10.1%
A 15.5%	A 11.2%
BBB 13.8%	BBB 11.6%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 1.3%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets 0.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	2.1	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	1.7	1.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*	As of February 29, 2012**
Corporate Bonds 34.5%	Corporate Bonds 32.2%
U.S. Government and U.S. Government Agency Obligations† 43.8%	U.S. Government and U.S. Government Agency Obligations† 47.7%
Asset-Backed Securities 13.0%	Asset-Backed Securities 11.9%
CMOs and Other Mortgage Related Securities 6.7%	CMOs and Other Mortgage Related Securities 6.6%
Municipal Bonds 0.1%	Municipal Bonds 0.1%
Other Investments 1.6%	Other Investments 1.1%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets 0.4%

* Foreign investments	12.1%	** Foreign investments	11.0%
* Futures and Swaps	0.0%	** Futures and Swaps	1.1%
† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 6,814	$ 7,282
Automobiles - 0.9%
Daimler Finance North America LLC:
1.3% 7/31/15 (f)	17,811	17,830
1.65% 4/10/15 (f)	8,910	9,025
1.875% 9/15/14 (f)	8,785	8,907
1.95% 3/28/14 (f)	16,316	16,510
2.3% 1/9/15 (f)	8,860	9,075
Volkswagen International Finance NV 1.625% 3/22/15 (f)	16,952	17,161
		78,508
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,617
Media - 0.8%
COX Communications, Inc. 7.125% 10/1/12	18,400	18,482
NBCUniversal Media LLC:
2.875% 4/1/16	8,800	9,319
3.65% 4/30/15	7,820	8,373
News America, Inc. 5.3% 12/15/14	9,474	10,415
Time Warner, Inc. 3.15% 7/15/15	11,388	12,095
Viacom, Inc. 1.25% 2/27/15	10,835	10,942
		69,626
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	6,373	6,403
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp. 1.1835% 8/23/13 (j)	5,238	5,265
TOTAL CONSUMER DISCRETIONARY		172,701
CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	17,658	17,726
1.5% 7/14/14	12,500	12,724
2.5% 3/26/13	17,822	18,024
Beam, Inc. 1.875% 5/15/17	1,846	1,885
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	8,628	8,673
Diageo Capital PLC 1.5% 5/11/17	5,922	6,034
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
FBG Finance Ltd. 5.125% 6/15/15 (f)	$ 6,866	$ 7,591
SABMiller Holdings, Inc. 2.45% 1/15/17 (f)	18,776	19,620
		92,277
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,945
Food Products - 0.8%
Cargill, Inc. 5.2% 1/22/13 (f)	2,175	2,215
General Mills, Inc. 1.55% 5/16/14	9,300	9,444
Kraft Foods Group, Inc. 1.625% 6/4/15 (f)	17,580	17,856
Kraft Foods, Inc.:
1.3326% 7/10/13 (j)	10,050	10,056
2.625% 5/8/13	27,534	27,895
		67,466
Tobacco - 0.3%
Altria Group, Inc. 4.125% 9/11/15	19,900	21,777
Reynolds American, Inc. 6.75% 6/15/17	6,891	8,349
		30,126
TOTAL CONSUMER STAPLES		199,814
ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	6,703	6,756
Weatherford International Ltd. 5.15% 3/15/13	401	410
		7,166
Oil, Gas & Consumable Fuels - 1.9%
BG Energy Capital PLC 2.875% 10/15/16 (f)	8,959	9,498
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,578
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,094
Enterprise Products Operating LP:
1.25% 8/13/15	6,656	6,703
5.65% 4/1/13	8,773	8,995
Gazstream SA 5.625% 7/22/13 (f)	1,199	1,223
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,609
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	8,790	8,990
3.875% 1/27/16	8,216	8,627
Phillips 66:
1.95% 3/5/15 (f)	18,490	18,856
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66: - continued
2.95% 5/1/17 (f)	$ 4,000	$ 4,198
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,200
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (f)	3,544	3,544
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	8,777	9,040
Schlumberger Investment SA 1.25% 8/1/17 (f)	13,136	13,148
Southeast Supply Header LLC 4.85% 8/15/14 (f)	10,282	10,807
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,210
Total Capital Canada Ltd. 1.625% 1/28/14	8,680	8,822
		167,142
TOTAL ENERGY		174,308
FINANCIALS - 20.1%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	10,300	10,680
3.7% 8/1/15	13,094	13,717
5.125% 1/15/15	26,483	28,308
HSBC Bank PLC 3.1% 5/24/16 (f)	8,670	9,089
JPMorgan Chase & Co. 1.2521% 1/24/14 (j)	23,000	23,127
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,927
Morgan Stanley:
2.875% 1/24/14	8,670	8,752
2.875% 7/28/14	3,146	3,192
4.1% 1/26/15	3,862	3,953
4.2% 11/20/14	7,995	8,202
6% 5/13/14	12,430	13,142
Royal Bank of Scotland PLC 4.875% 8/25/14 (f)	16,500	17,265
State Street Corp. 4.3% 5/30/14	9,030	9,599
The Bank of New York Mellon Corp. 1.7% 11/24/14	21,244	21,754
UBS AG Stamford Branch:
1.4471% 1/28/14 (j)	6,500	6,510
2.25% 1/28/14	16,500	16,732
		198,949
Commercial Banks - 9.0%
ANZ Banking Group Ltd. 2.125% 1/10/14 (f)	8,540	8,642
Bank of England 0.5% 3/6/15 (f)	12,018	12,070
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Bank of Montreal:
0.9171% 4/29/14 (j)	$ 8,000	$ 8,023
2.125% 6/28/13	15,550	15,772
Bank of Nova Scotia 1.85% 1/12/15	29,920	30,722
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (f)	13,006	13,077
Barclays Bank PLC:
1.4961% 1/13/14 (j)	26,000	25,998
2.375% 1/13/14	22,100	22,364
2.5% 1/23/13	8,290	8,345
BB&T Corp.:
2.05% 4/28/14	15,000	15,331
3.2% 3/15/16	5,000	5,366
BNP Paribas:
0.8596% 4/8/13 (j)	8,035	8,006
2.125% 12/21/12	11,280	11,301
Canadian Imperial Bank of Commerce 1.45% 9/13/13	13,791	13,941
Commonwealth Bank of Australia:
1.1394% 8/7/13 (f)(j)	7,000	7,024
1.1979% 3/17/14 (f)(j)	4,131	4,142
1.95% 3/16/15	8,750	8,908
3.5% 3/19/15 (f)	15,000	15,774
Credit Suisse New York Branch:
1.4151% 1/14/14 (j)	6,000	6,025
2.2% 1/14/14	31,458	31,889
5% 5/15/13	10,000	10,287
Danske Bank A/S 1.5051% 4/14/14 (f)(j)	12,690	12,459
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,164
Fifth Third Bank 0.5445% 5/17/13 (j)	6,500	6,492
ING Bank NV:
2% 10/18/13 (f)	5,000	5,020
2.65% 1/14/13 (f)	14,190	14,260
KeyBank NA 5.8% 7/1/14	24,452	26,204
KeyCorp. 6.5% 5/14/13	7,000	7,277
National Australia Bank Ltd.:
1.1776% 4/11/14 (f)(j)	11,150	11,187
1.6% 8/7/15	8,810	8,880
2% 3/9/15	8,730	8,895
National Bank of Canada 1.5% 6/26/15	11,630	11,841
Nordea Bank AB 1.75% 10/4/13 (f)	12,260	12,324
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.:
3% 5/19/14	$ 8,490	$ 8,816
3.625% 2/8/15	8,119	8,645
Rabobank (Netherlands) NV:
1.85% 1/10/14	29,315	29,667
2.125% 10/13/15	4,746	4,860
Regions Financial Corp. 4.875% 4/26/13	7,700	7,816
Royal Bank of Canada:
0.7551% 4/17/14 (j)	8,000	8,017
1.125% 1/15/14	3,315	3,346
1.45% 10/30/14	18,001	18,348
Santander U.S. Debt SA Unipersonal 2.485% 1/18/13 (f)	13,200	13,057
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	13,200	13,352
1.9% 1/12/15 (f)	10,070	10,250
1.95% 1/14/14 (f)	18,000	18,235
SunTrust Bank 5% 9/1/15	7,068	7,639
SunTrust Banks, Inc. 3.6% 4/15/16	7,229	7,639
Svenska Handelsbanken AB 2.875% 9/14/12 (f)	30,266	30,282
The Toronto Dominion Bank:
0.8946% 11/1/13 (j)	10,100	10,143
1.375% 7/14/14	22,000	22,364
U.S. Bancorp 4.2% 5/15/14	8,510	9,050
Union Bank NA 2.125% 12/16/13	21,794	22,184
Wachovia Bank NA 0.8216% 11/3/14 (j)	18,000	17,803
Wells Fargo & Co.:
0.6471% 10/28/15 (j)	23,000	22,571
1.25% 2/13/15	21,287	21,503
3.625% 4/15/15	17,400	18,609
Westpac Banking Corp.:
1.1906% 3/31/14 (f)(j)	9,700	9,741
1.85% 12/9/13	10,339	10,469
2% 8/14/17	15,561	15,727
2.1% 8/2/13	3,181	3,229
		786,372
Consumer Finance - 3.5%
American Express Credit Corp.:
1.3176% 6/24/14 (j)	21,521	21,758
2.75% 9/15/15	14,274	15,068
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
2.8% 9/19/16	$ 5,476	$ 5,831
American Honda Finance Corp.:
0.8889% 5/8/14 (f)(j)	7,500	7,518
1.45% 2/27/15 (f)	8,795	8,901
Capital One Financial Corp.:
1.6051% 7/15/14 (j)	3,250	3,273
2.125% 7/15/14	18,863	19,190
2.15% 3/23/15	8,820	9,033
7.375% 5/23/14	13,000	14,353
Ford Motor Credit Co. LLC:
2.75% 5/15/15	13,438	13,612
3% 6/12/17	9,120	9,155
General Electric Capital Corp.:
1.1521% 4/24/14 (j)	18,100	18,195
1.625% 7/2/15	20,514	20,874
2.1% 1/7/14	7,727	7,880
2.15% 1/9/15	73,708	75,954
2.25% 11/9/15	4,902	5,071
2.95% 5/9/16	1,460	1,542
3.5% 6/29/15	3,508	3,739
5.4% 9/20/13	13,912	14,615
HSBC USA, Inc. 2.375% 2/13/15	15,658	16,044
Toyota Motor Credit Corp. 0.8551% 1/17/14 (j)	17,000	17,054
		308,660
Diversified Financial Services - 3.6%
ABB Finance (USA), Inc. 1.625% 5/8/17	3,415	3,471
Bank of America Corp.:
2.0076% 7/11/14 (j)	17,700	17,745
3.7% 9/1/15	10,610	11,079
4.9% 5/1/13	23,620	24,192
BP Capital Markets PLC:
0.9169% 6/6/13 (j)	3,775	3,786
1.0679% 3/11/14 (j)	15,507	15,612
1.7% 12/5/14	10,290	10,536
2.248% 11/1/16	9,110	9,525
Citigroup, Inc.:
1.3906% 4/1/14 (j)	8,500	8,457
1.9061% 1/13/14 (j)	23,691	23,783
2.4375% 8/13/13 (j)	4,050	4,096
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
2.65% 3/2/15	$ 31,563	$ 32,188
4.75% 5/19/15	8,020	8,610
5.125% 5/5/14	4,158	4,394
6.375% 8/12/14	19,196	20,823
6.5% 8/19/13	9	9
Deutsche Bank AG London Branch 2.375% 1/11/13	31,170	31,346
Export Development Canada 1.5% 5/15/14	5,655	5,773
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	12,096
3.7% 1/20/15	34,170	36,250
MassMutual Global Funding II 0.8351% 1/14/14 (f)(j)	12,292	12,333
MetLife Institutional Funding II 1.3606% 4/4/14 (f)(j)	9,000	9,057
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (j)	1,425	1,421
USAA Capital Corp. 3.5% 7/17/14 (f)	9,044	9,516
		316,098
Insurance - 1.4%
American International Group, Inc.:
3% 3/20/15	4,420	4,546
4.25% 9/15/14	16,573	17,425
Aon Corp. 3.5% 9/30/15	6,775	7,143
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,245
Berkshire Hathaway, Inc. 1.1345% 8/15/14 (j)	10,000	10,117
Metropolitan Life Global Funding I:
2% 1/9/15 (f)	23,161	23,680
2.5% 9/29/15 (f)	5,000	5,196
New York Life Global Funding:
2.25% 12/14/12 (f)	6,570	6,605
5.25% 10/16/12 (f)	10,930	10,990
Pricoa Global Funding I 5.45% 6/11/14 (f)	5,730	6,166
Prudential Financial, Inc.:
3.625% 9/17/12	14,839	14,854
5.15% 1/15/13	4,416	4,488
		121,455
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 6.125% 11/1/12	4,379	4,415
Duke Realty LP 4.625% 5/15/13	114	116
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
5.375% 10/15/15	$ 1,026	$ 1,107
6.25% 12/15/14	8,778	9,516
Federal Realty Investment Trust 5.4% 12/1/13	150	158
		15,312
Real Estate Management & Development - 0.2%
ERP Operating LP:
5.2% 4/1/13	3,570	3,655
5.5% 10/1/12	117	117
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	1,059	1,080
5.5% 1/15/14 (f)	144	147
Simon Property Group LP:
4.2% 2/1/15	2,715	2,896
5.3% 5/30/13	7,322	7,534
Tanger Properties LP 6.15% 11/15/15	2,689	3,002
		18,431
TOTAL FINANCIALS		1,765,277
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,572
Health Care Providers & Services - 0.2%
Aristotle Holding, Inc. 2.1% 2/12/15 (f)	14,095	14,367
Pharmaceuticals - 0.4%
Sanofi SA:
1.2% 9/30/14	5,963	6,046
2.625% 3/29/16	8,904	9,435
Teva Pharmaceutical Finance III BV:
0.9679% 3/21/14 (j)	3,875	3,889
1.7% 3/21/14	8,730	8,872
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	8,705	8,876
		37,118
TOTAL HEALTH CARE		61,057
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (f)	$ 7,300	$ 7,694
United Technologies Corp. 1.2% 6/1/15	14,580	14,836
		22,530
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	122	122
Iberbond 2004 PLC 4.826% 12/24/17 (m)	3,925	3,886
		4,008
Industrial Conglomerates - 0.1%
Covidien International Finance SA 1.875% 6/15/13	7,770	7,850
TOTAL INDUSTRIALS		34,388
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	8,098	8,120
2.625% 12/9/14	9,430	9,648
		17,768
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	4,513	4,575
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	11,579	12,094
The Western Union Co. 1.0479% 3/7/13 (j)	8,690	8,718
		20,812
Office Electronics - 0.5%
Xerox Corp.:
1.2565% 5/16/14 (j)	33,233	33,122
4.25% 2/15/15	8,040	8,559
		41,681
TOTAL INFORMATION TECHNOLOGY		84,836
MATERIALS - 0.5%
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (f)	16,540	16,650
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	13,150	13,302
Corporacion Nacional del Cobre de Chile (Codelco) 6.375% 11/30/12 (f)	3,300	3,338
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance Ltd. (United States) 8.95% 5/1/14	$ 6,662	$ 7,544
Rio Tinto Finance USA PLC 1.625% 8/21/17	8,700	8,705
		49,539
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,272
AT&T, Inc.:
2.5% 8/15/15	15,110	15,904
2.95% 5/15/16	8,570	9,228
British Telecommunications PLC 2% 6/22/15	13,435	13,736
Deutsche Telekom International Financial BV 3.125% 4/11/16 (f)	8,640	9,042
Qwest Corp. 3.7179% 6/15/13 (j)	23,280	23,432
SBC Communications, Inc. 5.1% 9/15/14	7,403	8,065
Verizon Communications, Inc.:
2% 11/1/16	18,076	18,913
5.25% 4/15/13	6,850	7,051
		108,643
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16	12,066	12,531
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,524
Verizon Wireless Capital LLC 5.55% 2/1/14	21,940	23,391
Vodafone Group PLC 4.15% 6/10/14	3,995	4,237
		55,683
TOTAL TELECOMMUNICATION SERVICES		164,326
UTILITIES - 3.6%
Electric Utilities - 2.3%
Alabama Power Co. 4.85% 12/15/12	11,341	11,479
Appalachian Power Co. 0.8095% 8/16/13 (j)	17,420	17,431
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,200	8,646
Commonwealth Edison Co. 1.625% 1/15/14	15,206	15,421
EDP Finance BV 5.375% 11/2/12 (f)	18,575	18,659
Entergy Louisiana LLC 1.875% 12/15/14	4,914	5,047
FirstEnergy Solutions Corp. 4.8% 2/15/15	17,095	18,254
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	15,828
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	14,889	14,999
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Niagara Mohawk Power Corp. 3.553% 10/1/14 (f)	$ 14,230	$ 14,964
Northeast Utilities 1.2179% 9/20/13 (j)	23,577	23,710
Pacific Gas & Electric Co. 6.25% 12/1/13	8,741	9,328
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,407
Progress Energy, Inc. 6.05% 3/15/14	8,651	9,307
Southern Co.:
2.375% 9/15/15	9,325	9,722
4.15% 5/15/14	1,976	2,089
		202,291
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	16,066	16,254
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
1.95% 8/15/16	5,976	6,152
2.25% 9/1/15	13,949	14,464
2.7606% 9/30/66 (j)	7,611	6,929
DTE Energy Co. 1.1669% 6/3/13 (j)	21,449	21,515
NiSource Finance Corp.:
5.4% 7/15/14	7,000	7,524
6.15% 3/1/13	12,000	12,322
PG&E Corp. 5.75% 4/1/14	4,180	4,487
Sempra Energy:
1.2279% 3/15/14 (j)	2,500	2,500
2% 3/15/14	17,216	17,508
2.3% 4/1/17	8,835	9,241
		102,642
TOTAL UTILITIES		321,187
TOTAL NONCONVERTIBLE BONDS (Cost $2,970,569)		3,027,433
U.S. Government and Government Agency Obligations - 34.9%

U.S. Government Agency Obligations - 8.5%
Fannie Mae:
0.5% 5/27/15	155,393	155,924
0.5% 7/2/15 (e)	92,772	93,085
0.5% 9/28/15	111,909	112,233
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
0.75% 12/19/14	$ 17,134	$ 17,297
0.875% 8/28/14	165,296	167,215
1.625% 10/26/15	30,687	31,929
Freddie Mac:
0.75% 11/25/14	78,525	79,276
1% 8/27/14	74,986	76,084
1.75% 9/10/15	9,082	9,453
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		742,496
U.S. Treasury Obligations - 26.3%
U.S. Treasury Notes:
0.125% 7/31/14	159,356	159,045
0.25% 9/15/14	144,095	144,140
0.25% 1/15/15	180,000	180,042
0.25% 7/15/15	235,179	234,940
0.375% 11/15/14	180,559	181,095
0.5% 8/15/14	404,272	406,372
0.625% 7/15/14	642,352	647,039
1.375% 11/30/15	175,000	180,865
1.75% 7/31/15 (g)	79,925	83,284
2.375% 9/30/14	23,131	24,159
2.375% 10/31/14	63,074	65,957
TOTAL U.S. TREASURY OBLIGATIONS		2,306,938
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,256
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,043,202)		3,061,690
U.S. Government Agency - Mortgage Securities - 5.1%

Fannie Mae - 4.0%
2.192% 10/1/35 (j)	349	369
2.225% 10/1/33 (j)	221	233
2.234% 3/1/35 (j)	168	178
2.26% 2/1/33 (j)	214	226
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.262% 12/1/34 (j)	$ 194	$ 205
2.304% 10/1/33 (j)	113	119
2.315% 7/1/35 (j)	93	98
2.323% 5/1/35 (j)	2,593	2,761
2.332% 3/1/35 (j)	109	116
2.363% 12/1/33 (j)	1,266	1,350
2.375% 7/1/35 (j)	2,196	2,342
2.385% 11/1/34 (j)	1,394	1,494
2.417% 11/1/36 (j)	392	419
2.422% 10/1/33 (j)	303	324
2.425% 3/1/35 (j)	28	29
2.427% 12/1/34 (j)	1,482	1,587
2.458% 7/1/34 (j)	111	118
2.485% 11/1/34 (j)	11,297	12,107
2.489% 3/1/35 (j)	1,978	2,094
2.507% 8/1/35 (j)	1,874	2,010
2.519% 10/1/35 (j)	10,020	10,676
2.544% 5/1/33 (j)	43	46
2.545% 10/1/41 (j)	6,493	6,797
2.558% 6/1/36 (j)	220	236
2.641% 4/1/35 (j)	4,372	4,672
2.659% 2/1/35 (j)	2,720	2,898
2.692% 11/1/36 (j)	3,055	3,282
2.694% 9/1/41 (j)	8,471	8,894
2.703% 7/1/35 (j)	836	898
2.859% 10/1/35 (j)	547	584
3% 7/1/21 to 11/1/21	118,587	125,290
3.007% 8/1/41 (j)	2,924	3,078
3.183% 1/1/40 (j)	4,568	4,782
3.262% 2/1/40 (j)	7,477	7,836
3.318% 1/1/40 (j)	10,608	11,130
3.474% 3/1/40 (j)	4,397	4,618
3.5% 5/1/27	35,879	38,622
3.526% 12/1/39 (j)	1,250	1,315
3.549% 2/1/40 (j)	2,783	2,932
3.604% 3/1/40 (j)	4,972	5,230
4.5% 8/1/18 to 7/1/20	23,312	25,140
5.5% 10/1/17 to 11/1/34	45,393	50,065
6.5% 11/1/12 to 8/1/17	2,163	2,258
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 9/1/14 to 11/1/18	$ 568	$ 606
7.5% 11/1/31	5	6
TOTAL FANNIE MAE		350,070
Freddie Mac - 1.1%
2.373% 1/1/35 (j)	116	124
2.419% 11/1/35 (j)	1,546	1,642
2.61% 8/1/34 (j)	646	685
2.71% 8/1/36 (j)	1,089	1,171
2.745% 4/1/35 (j)	3,332	3,560
2.824% 6/1/37 (j)	2,037	2,188
2.993% 8/1/41 (j)	5,757	6,039
3% 8/1/21	16,900	17,875
3.094% 9/1/41 (j)	3,391	3,547
3.135% 3/1/33 (j)	27	29
3.454% 10/1/35 (j)	314	337
3.573% 4/1/40 (j)	2,629	2,755
3.574% 4/1/40 (j)	3,269	3,435
3.623% 2/1/40 (j)	6,108	6,419
4% 9/1/25 to 4/1/26	14,941	16,208
4.5% 8/1/18 to 11/1/18	18,560	19,922
5% 4/1/20	8,153	8,805
8.5% 5/1/27 to 7/1/28	237	285
12% 11/1/19	4	4
TOTAL FREDDIE MAC		95,030
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	2,039	2,360
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $435,704)		447,460
Asset-Backed Securities - 13.0%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	1,857	1,732
Series 2005-1 Class M1, 0.7055% 4/25/35 (j)	666	513
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (j)	101	83
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (j)	55	52
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-OP1 Class M1, 0.5155% 4/25/36 (j)	$ 8,000	$ 485
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (j)	352	4
Ally Auto Receivables Trust:
Series 2010-1 Class A4, 2.3% 12/15/14	12,920	13,117
Series 2011-1 Class A3, 1.38% 1/15/15	9,296	9,338
Series 2011-2 Class A3, 1.18% 4/15/15	8,520	8,558
Series 2011-3 Class A3, 0.97% 8/17/15	10,980	11,031
Series 2012-1 Class A2, 0.71% 9/15/14	12,934	12,958
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	2,980	3,010
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	27,285
Series 2011-3 Class A2, 1.81% 5/15/16	23,340	23,715
Series 2011-5 Class A1, 0.8895% 6/15/15 (j)	15,700	15,738
Series 2012-1 Class A2, 1.44% 2/15/17	17,510	17,682
Series 2012-2 Class A, 0.7395% 3/15/16 (j)	10,830	10,839
Series 2012-3 Class A2, 1.21% 6/15/17	17,600	17,632
American Express Credit Account Master Trust Series 2012-2 Class A, 0.68% 3/15/18	42,670	42,671
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	10,300	10,337
Series 2011-1 Class A3, 1.39% 9/8/15	6,060	6,094
Series 2011-2 Class A3, 1.61% 10/8/15	12,680	12,788
Series 2011-3 Class A3, 1.17% 1/8/16	4,620	4,650
Series 2011-4 Class A/S, 0.92% 3/9/15	8,741	8,756
Series 2011-5 Class A2, 1.19% 8/8/15	3,254	3,267
Series 2012-1 Class A2, 0.91% 10/8/15	5,000	5,013
Series 2012-2 Class A3, 1.05% 10/11/16	5,480	5,515
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.7855% 4/25/34 (j)	73	29
Series 2005-R2 Class M1, 0.6855% 4/25/35 (j)	1,390	1,245
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (j)	378	302
Series 2004-W7 Class M1, 0.7855% 5/25/34 (j)	227	161
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (j)	877	265
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.6055% 3/25/36 (j)	16	0*
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (f)	5,662	5,707
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (c)(f)(j)	$ 2,749	$ 0
Bank of America Automobile Trust Series 2012-1 Class A3, 0.78% 6/15/16	12,370	12,424
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.7395% 6/15/15 (j)	10,000	10,044
Bank One Issuance Trust Series 2003-A8, 0.4895% 5/16/16 (j)	9,000	9,027
BMW Vehicle Lease Trust Series 2012-1 Class A3, 1.02% 2/20/15	9,480	9,518
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	7,890	7,917
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (f)	9,553	9,752
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,216
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (f)(j)	85	76
Class B, 0.987% 7/20/39 (f)(j)	178	79
Class C, 1.337% 7/20/39 (f)(j)	229	3
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (j)	1,214	483
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	19,008	19,120
Series 2008-A4 Class A4, 4.65% 3/15/15	7,180	7,346
Series 2011-A1 Class A1, 0.4295% 3/16/15 (j)	20,170	20,194
Series 2011-A2 Class A2, 0.3295% 5/15/15 (j)	32,650	32,659
Series 2011-A3 Class A3, 0.3595% 12/15/15 (j)	30,000	30,026
CIT Equipment Collateral Series 2012-VT1 Class A3, 1.1% 8/22/16 (f)	12,070	12,162
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	28,416	29,230
Series 2009-A5 Class A5, 2.25% 12/23/14	35,560	35,769
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (j)	31	31
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	222	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.7355% 7/25/34 (j)	302	247
Series 2004-3 Class M4, 1.2055% 4/25/34 (j)	107	49
Series 2004-4 Class M2, 1.0305% 6/25/34 (j)	396	228
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4588% 11/16/15 (j)	15,310	15,327
Series 2012-A1 Class A1, 0.81% 8/15/17	19,410	19,569
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Discover Card Master Trust: - continued
Series 2012-A2 Class A2, 0.3895% 10/17/16 (j)	$ 20,000	$ 20,028
Series 2012-A3 Class A3, 0.86% 11/15/17	35,110	35,468
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (f)	11,240	11,276
Fannie Mae Series 2004-T5:
Class AB1, 0.8208% 5/28/35 (j)	634	453
Class AB3, 1.1466% 5/28/35 (j)	273	170
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (j)	196	121
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	13,750	13,844
Series 2011-A Class A3, 1.03% 7/15/14	15,460	15,522
Series 2012-A Class A3, 0.85% 1/15/15	5,450	5,470
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	5,220	5,332
Series 2011-B Class A3, 0.84% 6/15/15	7,140	7,168
Series 2012-A Class A2, 0.62% 9/15/14	6,795	6,799
Series 2012-B Class A3, 1.01% 12/15/16	13,080	13,128
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8895% 12/15/14 (f)(j)	7,380	7,413
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,507
Series 2012-1 Class A, 0.7188% 1/15/16 (j)	34,000	34,109
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6605% 11/25/34 (j)	410	26
Class M5, 1.7355% 11/25/34 (j)	262	7
Series 2005-A:
Class M3, 0.9705% 1/25/35 (j)	639	199
Class M4, 1.2555% 1/25/35 (j)	245	32
Series 2006-A Class M1, 0.5355% 5/25/36 (j)	3,592	15
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (f)(j)	1,714	705
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,255	1,211
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (f)(j)	133	125
Series 2006-2A:
Class A, 0.4195% 11/15/34 (f)(j)	191	164
Class B, 0.5195% 11/15/34 (f)(j)	69	47
Class C, 0.6195% 11/15/34 (f)(j)	115	65
Class D, 0.9895% 11/15/34 (f)(j)	44	14
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,469
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Credit Card Master Note Trust: - continued
Series 2012-5 Class A, 0.97% 6/15/18	$ 21,980	$ 22,110
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (f)	6,910	6,942
GE Equipment Transportation LLC Series 2012-1 Class A2, 0.74% 9/22/14	9,780	9,799
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (f)(j)	8,666	8,333
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (j)	90	70
Series 2003-3 Class M1, 1.5255% 8/25/33 (j)	457	382
Series 2003-5 Class A2, 0.9355% 12/25/33 (j)	205	167
Series 2004-1 Class M2, 1.9355% 6/25/34 (j)	360	177
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,895
Series 2011-1 Class A4, 1.8% 4/17/17	4,540	4,631
Series 2011-2 Class A3, 0.94% 3/18/15	11,080	11,127
Honda Automobiles Receivables Trust Series 2012-2 Class A3, 0.7% 2/16/16	10,780	10,851
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (j)	902	301
Huntington Auto Trust Series 2012-1 Class A2, 0.54% 11/17/14	8,500	8,508
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (f)	9,680	9,715
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	1,425	1,451
Series 2011-A Class A3, 1.16% 4/15/15	5,780	5,809
John Deere Owner Trust Series 2011-A Class A3, 1.29% 1/15/16	12,090	12,172
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5355% 7/25/36 (j)	49	1
Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (j)	903	829
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (j)	350	314
Series 2006-A Class 2C, 1.6106% 3/27/42 (j)	516	25
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3855% 7/25/36 (j)	9,494	3,202
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (f)	558	558
Series 2006-1A:
Class B, 5.827% 4/20/28 (f)	246	249
Class C, 6.125% 4/20/28 (f)	246	248
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (j)	$ 528	$ 4
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (f)	13,540	13,565
Series 2011-B Class A3, 1.07% 8/15/14 (f)	9,390	9,439
Series 2012-A Class A3, 0.88% 11/17/14	8,740	8,784
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	10,480	10,517
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (j)	39	25
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (j)	102	68
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (j)	869	785
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (j)	1,290	1,039
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (j)	367	289
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (j)	269	162
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (j)	280	33
Series 2006-NC4 Class A2D, 0.4755% 6/25/36 (j)	7,135	2,851
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (l)	3,708	49
Series 2006-4 Class D, 1.3355% 5/25/32 (j)	398	0*
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	3,970	3,997
Series 2011-A Class A3, 1.04% 8/15/14	13,170	13,259
Series 2011-B Class A3, 0.92% 2/16/15	6,510	6,549
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	5,520	5,574
Series 2011-A Class A3, 1.18% 2/16/15	7,200	7,250
Series 2011-B Class A3, 0.95% 2/16/16	6,300	6,356
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.7188% 5/15/17 (j)	18,000	18,046
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.2159% 10/30/45 (j)	2,096	1,960
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (c)(f)(j)	381	0
Series 2006-1A Class A, 1.637% 3/20/11 (c)(f)(j)	792	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (j)	3,309	1,440
Class M4, 1.6855% 9/25/34 (j)	460	104
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (j)	994	568
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (j)	$ 3	$ 3
Santander Drive Auto Receivables Trust:
Series 2011-1 Class A2, 0.94% 2/18/14	3,300	3,302
Series 2011-4 Class A2, 1.37% 3/16/15	6,306	6,335
Series 2012-1 Class A2, 1.25% 4/15/15	7,126	7,158
Series 2012-2 Class A2, 0.91% 5/15/15	13,000	13,041
Series 2012-3 Class A3, 1.08% 4/15/16	6,050	6,088
Series 2012-4 Class A3, 1.04% 8/15/16	7,040	7,034
Series 2012-5 Class A3, 0.83% 12/15/16	9,120	9,123
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (j)	854	619
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (f)(j)	243	238
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.6679% 6/15/21 (j)	6,053	5,908
Series 2004-A:
Class B, 1.0479% 6/15/33 (j)	1,618	1,076
Class C, 1.4179% 6/15/33 (j)	5,771	3,495
Series 2004-B Class C, 1.3379% 9/15/33 (j)	8,600	5,375
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	157	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (j)	43	15
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	114	117
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (j)	386	348
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (f)(j)	269	3
Volkswagen Auto Lease Trust:
Series 2010-A:
Class A3, 0.99% 11/20/13	7,886	7,901
Class A4, 1.18% 10/20/15	5,990	6,024
Series 2011-A Class A2, 1% 2/20/14	4,777	4,787
Volkswagen Auto Loan Enhanced Trust:
Series 2011-1 Class A3, 1.22% 6/22/15	22,960	23,117
Series 2012-1 Series A2, 0.61% 10/20/14	8,560	8,569
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	598	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)	5	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (f)(j)	5,586	3,687
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	$ 5,880	$ 5,926
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	7,210	7,268
TOTAL ASSET-BACKED SECURITIES (Cost $1,173,530)		1,139,091
Collateralized Mortgage Obligations - 5.1%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.5845% 5/17/60 (f)(j)	7,000	7,034
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6335% 11/19/47 (f)(j)	7,137	7,161
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0019% 5/20/36 (j)	606	610
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)	2,020	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4845% 8/28/47 (f)(j)	5,405	5,314
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (f)	2,600	2,555
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.5335% 11/20/56 (f)(j)	6,611	6,606
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.337% 12/20/54 (j)	49	37
Series 2006-1A:
Class A5, 0.377% 12/20/54 (f)(j)	8,797	8,577
Class C2, 1.437% 12/20/54 (f)(j)	4,170	3,148
Series 2006-2:
Class C1, 1.177% 12/20/54 (j)	15,090	11,393
Class M2, 0.697% 12/20/54 (j)	3,000	2,610
Series 2006-3 Class C2, 0.737% 12/20/54 (j)	6,611	4,991
Series 2006-4:
Class B1, 0.417% 12/20/54 (j)	13,366	12,196
Class C1, 0.997% 12/20/54 (j)	8,172	6,170
Class M1, 0.577% 12/20/54 (j)	3,521	3,063
Series 2007-1:
Class 1C1, 0.837% 12/20/54 (j)	1,340	1,012
Class 1M1, 0.537% 12/20/54 (j)	881	766
Class 2C1, 1.197% 12/20/54 (j)	610	461
Class 2M1, 0.737% 12/20/54 (j)	1,132	985
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Class 3A1, 0.437% 12/20/54 (j)	$ 9,056	$ 8,856
Series 2007-2 Class 2C1, 1.098% 12/17/54 (j)	1,568	1,184
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (j)	4,445	4,366
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.8551% 1/20/44 (j)	2,511	2,476
Class 1C, 2.9051% 1/20/44 (j)	2,644	2,093
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (j)	14,511	14,219
Series 2004-3 Class 2A1, 0.7479% 9/20/44 (j)	8,216	8,045
Holmes Master Issuer PLC floater Series 2012-1A Class A1, 0.4395% 1/15/13 (f)(j)	14,130	14,120
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (j)	520	333
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (j)	812	637
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A, 0.4755% 6/26/36 (f)(j)	909	908
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (f)(j)	497	396
Class B6, 3.0903% 7/10/35 (f)(j)	59	46
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (f)(j)	101	97
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	4,818	4,830
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (f)	1,466	0
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (j)	23	20
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (j)	2,155	1,853
TOTAL PRIVATE SPONSOR		149,168
U.S. Government Agency - 3.4%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7355% 9/25/23 (j)	1,584	1,590
Series 2010-86 Class FE, 0.6855% 8/25/25 (j)	5,714	5,745
floater planned amortization class Series 2005-90 Class FC, 0.4855% 10/25/35 (j)	6,181	6,188
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	$ 109	$ 110
Series 2006-53 Class WB, 6% 12/25/31	957	959
Series 2006-54 Class PE, 6% 2/25/33	1,956	2,062
Series 2012-94 Class E, 3% 6/25/22	6,720	7,093
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,451	1,615
Series 2002-56 Class MC, 5.5% 9/25/17	698	741
Series 2003-76 Class BA, 4.5% 3/25/18	2,496	2,598
Series 2009-31 Class A, 4% 2/25/24	2,752	2,872
Series 2010-135 Class DE, 2.25% 4/25/24	9,832	9,992
Series 2011-16 Class FB, 0.3855% 3/25/31 (j)	18,168	18,159
Series 2010-123 Class DL, 3.5% 11/25/25	4,299	4,470
Series 2010-143 Class B, 3.5% 12/25/25	6,742	7,056
Series 2011-23 Class AB, 2.75% 6/25/20	5,388	5,595
Series 2011-88 Class AB, 2.5% 9/25/26	7,390	7,605
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4895% 2/15/26 (j)	10,170	10,156
Freddie Mac:
floater:
Series 2711 Class FC, 1.1395% 2/15/33 (j)	13,362	13,571
Series 3346 Class FA, 0.4695% 2/15/19 (j)	26,613	26,653
Series 3879 Class AF, 0.6695% 6/15/41 (j)	21,425	21,491
floater planned amortization class:
Series 2953 Class LF, 0.5395% 12/15/34 (j)	5,698	5,712
Series 3117 Class JF, 0.5395% 2/15/36 (j)	6,987	7,013
floater sequential payer Series 3387 Class DF, 0.4195% 10/15/17 (j)	6,059	6,060
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	1,345	1,434
Series 2394 Class KD, 6% 12/15/16	690	729
Series 2417 Class EH, 6% 2/15/17	426	458
Series 2535 Class PC, 6% 9/15/32	1,327	1,394
Series 2770 Class UD, 4.5% 5/15/17	1,102	1,105
Series 2866 Class XE, 4% 12/15/18	4,769	4,926
Series 3763 Class QA, 4% 4/15/34	8,664	9,365
Series 3792 Class DF, 0.6395% 11/15/40 (j)	21,975	22,041
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	2,560	2,645
Series 2915 Class DC, 4.5% 3/15/19	1,968	2,004
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3560 Class LA, 2% 8/15/14	$ 1,725	$ 1,734
Series 3573 Class LC, 1.85% 8/15/14	4,193	4,217
Series 3659 Class EJ 3% 6/15/18	12,059	12,456
Series 3696 Class AE, 1.2% 7/15/15	5,579	5,596
Ginnie Mae floater sequential payer Series 2011-150 Class D, 3% 4/20/37	6,838	7,022
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.7685% 12/16/39 (j)	6,907	6,959
Series 2010-53 Class FC, 1.057% 4/20/40 (j)	7,501	7,605
floater sequential payer Series 2010-120 Class FB 0.537% 9/20/35 (j)	11,304	11,312
planned amortization class:
Series 2010-112 Class PM 3.25% 9/20/33	4,268	4,405
Series 2010-99 Class PT, 3.5% 8/20/33	5,165	5,349
Series 2012-97 Class JF, 0.483% 8/16/42 (j)	12,730	12,707
TOTAL U.S. GOVERNMENT AGENCY		300,569
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $446,825)		449,737
Commercial Mortgage Securities - 5.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.2297% 2/14/43 (j)(l)	3,023	89
Banc of America Commercial Mortgage, Inc. Series 2005-4 Class XP, 0.2099% 7/10/45 (j)(l)	32,225	0*
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7095% 3/15/22 (f)(j)	415	402
Class G, 0.7695% 3/15/22 (f)(j)	2,159	2,051
Class H, 1.0195% 3/15/22 (f)(j)	3,540	3,293
Series 2006-BIX1:
Class F, 0.5495% 10/15/19 (f)(j)	1,104	1,038
Class G, 0.5695% 10/15/19 (f)(j)	1,645	1,530
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (f)(j)	40	29
Series 2004-1:
Class A, 0.5955% 4/25/34 (f)(j)	1,862	1,643
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class B, 2.1355% 4/25/34 (f)(j)	$ 198	$ 116
Class M1, 0.7955% 4/25/34 (f)(j)	169	120
Class M2, 1.4355% 4/25/34 (f)(j)	148	104
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (f)(j)	734	530
Class M1, 0.6655% 8/25/35 (f)(j)	51	30
Class M2, 0.7155% 8/25/35 (f)(j)	84	45
Class M3, 0.7355% 8/25/35 (f)(j)	46	23
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (f)(j)	254	199
Class M1, 0.6755% 11/25/35 (f)(j)	43	24
Class M2, 0.7255% 11/25/35 (f)(j)	55	30
Class M3, 0.7455% 11/25/35 (f)(j)	49	25
Class M4, 0.8355% 11/25/35 (f)(j)	61	29
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (f)(j)	3,508	2,485
Class B1, 1.6355% 1/25/36 (f)(j)	275	40
Class M1, 0.6855% 1/25/36 (f)(j)	1,120	692
Class M2, 0.7055% 1/25/36 (f)(j)	364	210
Class M3, 0.7355% 1/25/36 (f)(j)	483	258
Class M4, 0.8455% 1/25/36 (f)(j)	268	131
Class M5, 0.8855% 1/25/36 (f)(j)	268	89
Class M6, 0.9355% 1/25/36 (f)(j)	272	72
Series 2006-1:
Class A2, 0.5955% 4/25/36 (f)(j)	1,178	869
Class M1, 0.6155% 4/25/36 (f)(j)	366	217
Class M2, 0.6355% 4/25/36 (f)(j)	387	214
Class M3, 0.6555% 4/25/36 (f)(j)	333	169
Class M4, 0.7555% 4/25/36 (f)(j)	189	88
Class M5, 0.7955% 4/25/36 (f)(j)	182	64
Class M6, 0.8755% 4/25/36 (f)(j)	397	132
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (f)(j)	1,293	911
Class A2, 0.5155% 7/25/36 (f)(j)	958	677
Class B1, 1.1055% 7/25/36 (f)(j)	347	49
Class B3, 2.9355% 7/25/36 (f)(j)	354	11
Class M1, 0.5455% 7/25/36 (f)(j)	1,005	329
Class M2, 0.5655% 7/25/36 (f)(j)	707	211
Class M3, 0.5855% 7/25/36 (f)(j)	560	126
Class M4, 0.6555% 7/25/36 (f)(j)	375	80
Class M5, 0.7055% 7/25/36 (f)(j)	463	89
Class M6, 0.7755% 7/25/36 (f)(j)	727	117
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (f)(j)	$ 3	$ 0*
Class M4, 0.6655% 10/25/36 (f)(j)	96	15
Class M5, 0.7155% 10/25/36 (f)(j)	116	8
Class M6, 0.7955% 10/25/36 (f)(j)	226	5
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (f)(j)	447	303
Class A2, 0.5055% 12/25/36 (f)(j)	2,025	943
Class B1, 0.9355% 12/25/36 (f)(j)	43	1
Class M1, 0.5255% 12/25/36 (f)(j)	145	30
Class M2, 0.5455% 12/25/36 (f)(j)	97	15
Class M3, 0.5755% 12/25/36 (f)(j)	99	13
Class M4, 0.6355% 12/25/36 (f)(j)	118	14
Class M5, 0.6755% 12/25/36 (f)(j)	108	9
Class M6, 0.7555% 12/25/36 (f)(j)	97	5
Series 2007-1 Class A2, 0.5055% 3/25/37 (f)(j)	2,050	1,104
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (f)(j)	367	206
Class A2, 0.5555% 7/25/37 (f)(j)	344	114
Class B1, 1.8355% 7/25/37 (f)(j)	51	1
Class M1, 0.6055% 7/25/37 (f)(j)	122	32
Class M2, 0.6455% 7/25/37 (f)(j)	68	8
Class M3, 0.7255% 7/25/37 (f)(j)	69	7
Class M4, 0.8855% 7/25/37 (f)(j)	134	11
Class M5, 0.9855% 7/25/37 (f)(j)	118	8
Class M6, 1.2355% 7/25/37 (f)(j)	149	7
Series 2007-3:
Class A2, 0.5255% 7/25/37 (f)(j)	507	258
Class B1, 1.1855% 7/25/37 (f)(j)	442	30
Class B2, 1.8355% 7/25/37 (f)(j)	1,071	58
Class M1, 0.5455% 7/25/37 (f)(j)	382	89
Class M2, 0.5755% 7/25/37 (f)(j)	410	73
Class M3, 0.6055% 7/25/37 (f)(j)	665	91
Class M4, 0.7355% 7/25/37 (f)(j)	1,043	122
Class M5, 0.8355% 7/25/37 (f)(j)	529	54
Class M6, 1.0355% 7/25/37 (f)(j)	403	35
Series 2007-4A:
Class A2, 0.7855% 9/25/37 (f)(j)	4,344	753
Class M1, 1.1855% 9/25/37 (f)(j)	685	43
Class M2, 1.2855% 9/25/37 (f)(j)	685	36
Class M4, 1.8355% 9/25/37 (f)(j)	1,800	72
Class M5, 1.9855% 9/25/37 (f)(j)	1,800	55
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M6, 2.1855% 9/25/37 (f)(j)	$ 1,173	$ 28
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(l)	13,407	543
Series 2006-2A Class IO, 3.1745% 7/25/36 (d)(f)(l)	36,305	691
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4508% 3/11/39 (j)	5,195	5,447
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (f)(j)	269	260
Class J, 1.0895% 3/15/19 (f)(j)	274	251
Series 2007-BBA8:
Class A2, 0.3895% 3/15/22 (f)(j)	3,548	3,477
Class D, 0.4895% 3/15/22 (f)(j)	303	274
Class E, 0.5395% 3/15/22 (f)(j)	1,576	1,392
Class F, 0.5895% 3/15/22 (f)(j)	967	834
Class G, 0.6395% 3/15/22 (f)(j)	248	209
Class H, 0.7895% 3/15/22 (f)(j)	303	249
Class J, 0.9395% 3/15/22 (f)(j)	303	242
sequential payer Series 2005-PWR8 Class A4, 4.674% 6/11/41	8,790	9,584
Series 2004-PWR6 Class X2, 0.6643% 11/11/41 (j)(l)	16,353	29
Series 2005-PWR9 Class X2, 0.3636% 9/11/42 (f)(j)(l)	103,285	404
Series 2005-T18 Class A4, 4.933% 2/13/42	12,590	13,759
Series 2006-T24 Class X2, 0.4455% 10/12/41 (f)(j)(l)	821	4
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (f)(j)	4,365	3,780
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.331% 5/15/35 (f)(j)(l)	34,886	680
Citigroup Commercial Mortgage Trust floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (f)(j)	70	69
Class H, 0.6093% 8/15/21 (f)(j)	258	247
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4839% 10/15/48 (j)(l)	221,263	1,227
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (f)(j)	85	77
Series 2005-FL11:
Class F, 0.6895% 11/15/17 (f)(j)	101	92
Class G, 0.7395% 11/15/17 (f)(j)	70	62
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
Series 2006-CN2A Class A2FL, 0.4643% 2/5/19 (f)(j)	$ 2,293	$ 2,243
sequential payer:
Series 2006-C8 Class A4, 5.306% 12/10/46	10,980	12,578
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	5,729	5,743
Class AJFX, 5.478% 2/5/19 (f)	4,380	4,386
Series 2006-C8 Class XP, 0.4663% 12/10/46 (j)(l)	3,886	24
Series 2006-CN2A Class E, 5.5699% 2/5/19 (f)(j)	4,440	4,427
Commercial Mortgage pass-thru certificates:
Series 2004-LB4A Class A5, 4.84% 10/15/37	23,330	24,523
Series 2011-STRT Class A, 2.555% 12/10/24 (f)	7,700	7,710
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.6792% 6/15/39 (j)	924	924
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (j)(l)	181,365	1,480
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (j)(l)	9,944	9
Series 2003-C4 Class A4, 5.137% 8/15/36	7,509	7,705
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4095% 2/15/22 (f)(j)	1,256	1,163
0.5095% 2/15/22 (f)(j)	448	406
Class F, 0.5595% 2/15/22 (f)(j)	897	804
DBUBS 2011 LC3 Series 2011-LC3A Class A1, 2.238% 8/10/44	2,131	2,188
Freddie Mac pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	8,673	8,923
Freddie Mac Multi-Class pass-thru certificates:
sequential payer Series K501 Class A1, 1.337% 6/25/16	11,223	11,427
Series K707 Class A1, 1.615% 9/25/18	11,996	12,301
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.3032% 3/10/44 (j)	11,890	13,366
Series 2001-1 Class X1, 1.4912% 5/15/33 (f)(j)(l)	4,595	57
Series 2007-C1 Class XP, 0.1588% 12/10/49 (j)(l)	2,473	8
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	2,151	2,175
Class A2, 5.4573% 5/10/40 (j)	4,180	4,328
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2004-C2 Class A4, 5.301% 8/10/38	$ 8,290	$ 8,914
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (f)(j)	8,330	7,901
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6858% 6/6/20 (f)(j)	562	554
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (f)(j)	14,275	14,244
Class C, 2.0056% 3/6/20 (f)(j)	4,021	3,983
Class D, 2.2018% 3/6/20 (f)(j)	1,390	1,377
Class E, 2.4764% 3/6/20 (f)(j)	1,905	1,888
Class F, 2.6334% 3/6/20 (f)(j)	967	958
Class G, 2.7903% 3/6/20 (f)(j)	479	475
Class H, 3.3004% 3/6/20 (f)(j)	799	794
Class J, 4.0852% 3/6/20 (f)(j)	1,146	1,141
sequential payer:
Series 2004-GG2 Class A6, 5.396% 8/10/38 (j)	9,160	9,810
Series 2005-GG4 Class A3, 4.607% 7/10/39	1,063	1,067
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,795	4,800
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	5,465	5,548
Series 2011-GC5 Class A1, 1.468% 8/10/44 (j)	6,525	6,591
Series 2012-GC6 Class A1, 1.282% 1/10/45	2,877	2,904
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (f)(j)	3,385	3,386
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	5,843	5,894
Series 2003-CB7 Class A4, 4.879% 1/12/38 (j)	3,274	3,399
Series 2012-C6 Class A1, 1.0305% 5/15/45	7,939	7,971
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3695% 11/15/18 (f)(j)	2,854	2,809
Class D, 0.4695% 11/15/18 (f)(j)	99	94
Class E, 0.5195% 11/15/18 (f)(j)	141	131
Class F, 0.5695% 11/15/18 (f)(j)	212	187
Class G, 0.5995% 11/15/18 (f)(j)	184	156
Class H, 0.7395% 11/15/18 (f)(j)	141	114
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	$ 5,307	$ 5,327
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (j)	6,166	6,351
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	2,145	2,162
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	2,850	2,898
Series 2006-C1 Class A2, 5.084% 2/15/31	4,641	4,652
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)	69	69
Series 2007-C6 Class A2, 5.845% 7/15/40	2,410	2,466
Series 2004-C8, 4.799% 12/15/29	8,250	8,796
Series 2006-C1 Class XCP, 0.3468% 2/15/41 (j)(l)	144,241	206
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (j)(l)	96,509	664
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (j)(l)	35,998	215
Series 2007-C2 Class XCP, 0.4824% 2/15/40 (j)(l)	175,476	1,371
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5795% 9/15/21 (f)(j)	2,254	2,028
Class G, 0.5995% 9/15/21 (f)(j)	1,521	1,330
Class H, 0.6395% 9/15/21 (f)(j)	392	330
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	556	556
Series 2005-MCP1 Class XP, 0.648% 6/12/43 (j)(l)	28,704	150
Series 2005-MKB2 Class XP, 0.2469% 9/12/42 (j)(l)	13,067	17
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	2,786	2,786
Series 2006-4 Class XP, 0.617% 12/12/49 (j)(l)	69,625	960
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	8,790	8,830
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (f)(j)	241	152
Series 2007-XLFA:
Class A2, 0.34% 10/15/20 (f)(j)	7,861	7,772
Class B, 0.37% 10/15/20 (f)(j)	202	190
Class C, 0.4% 10/15/20 (f)(j)	2,400	2,172
Class D, 0.43% 10/15/20 (f)(j)	1,889	1,672
Class E, 0.49% 10/15/20 (f)(j)	562	478
Class F, 0.54% 10/15/20 (f)(j)	337	280
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Class G, 0.58% 10/15/20 (f)(j)	$ 417	$ 324
Class H, 0.67% 10/15/20 (f)(j)	262	171
Class J, 0.82% 10/15/20 (f)(j)	154	61
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	2,592	2,628
Series 2007-IQ14 Class A2, 5.61% 4/15/49	5,863	6,176
Series 2012-C4 Class A1, 1.085% 3/15/45	7,883	7,944
Series 2005-HQ5 Class X2, 0.2196% 1/14/42 (j)(l)	30,658	38
Series 2005-TOP17 Class X2, 0.6219% 12/13/41 (j)(l)	23,608	52
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (f)(j)(l)	2,114	2
Series 2011-C3 Class A1, 2.178% 7/15/49	14,963	15,395
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	3,408	3,498
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	5,207	5,245
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3388% 9/15/21 (f)(j)	15,026	14,873
Class A2, 0.3595% 9/15/21 (f)(j)	5,370	5,075
Class E, 0.518% 9/15/21 (f)(j)	938	807
Class F, 0.578% 9/15/21 (f)(j)	1,264	1,037
Class G, 0.598% 9/15/21 (f)(j)	1,198	934
Class J, 0.838% 9/15/21 (f)(j)	266	176
Series 2007-WHL8 Class F, 0.7195% 6/15/20 (f)(j)	2,172	1,599
Series 2003-C9 Class A4, 5.012% 12/15/35	10,660	11,091
Series 2006-C23:
Class A5, 5.416% 1/15/45 (j)	15,350	17,298
Class X, 0.0861% 1/15/45 (f)(j)(l)	813,230	454
Series 2007-C30 Class XP, 0.4723% 12/15/43 (f)(j)(l)	189,070	1,375
Series 2007-C31A Class A2, 5.421% 4/15/47	7,376	7,652
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	2,552	2,587
Series 2012-C8 Class A1, 0.864% 8/15/45	4,950	4,965
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $490,048)		470,544
Municipal Securities - 0.5%
	Principal Amount (000s)	Value (000s)
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 11/1/12 (j)(k)	$ 2,000	$ 2,000
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	9,917	9,998
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.55%, tender 9/4/12 (j)(k)	7,450	7,450
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.55%, tender 9/4/12 (j)(k)	4,420	4,420
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (j)(k)	15,900	15,923
TOTAL MUNICIPAL SECURITIES (Cost $39,679)		39,791
Foreign Government and Government Agency Obligations - 0.4%

Ontario Province 0.95% 5/26/15	28,300	28,619
United Mexican States 6.625% 3/3/15	8,200	9,287
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $37,409)		37,906
Bank Notes - 0.1%

National City Bank, Cleveland 0.5669% 3/1/13 (j) (Cost $5,452)	5,470	5,477
Commercial Paper - 0.7%

British Telecommunications PLC:
1.17% 6/3/13	6,900	6,841
1.5% 5/14/13	15,000	14,884
Vodafone Group PLC yankee:
1% 12/28/12	11,500	11,477
1% 2/1/13	12,000	11,963
1.25% 3/12/13	13,000	12,943
TOTAL COMMERCIAL PAPER (Cost $58,003)		58,108
Money Market Funds - 0.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (a) (Cost $35,315)	35,314,731	$ 35,315
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (b) (Cost $26,598)	$ 26,599	26,598
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $8,762,334)		8,799,150
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(33,759)
NET ASSETS - 100%		$ 8,765,391
Swap Agreements
Expiration Date	Notional Amount (000s) (i)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C) (h)

Oct. 2034	$ 325	$ (148)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $915,277,000 or 10.4% of net assets.

(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,120,000.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,886,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 3,808
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$26,598,000 due 9/04/12 at 0.18%
Mizuho Securities USA, Inc.	$ 26,598
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 47
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,027,433	$ -	$ 3,023,547	$ 3,886
U.S. Government and Government Agency Obligations	3,061,690	-	3,061,690	-
U.S. Government Agency - Mortgage Securities	447,460	-	447,460	-
Asset-Backed Securities	1,139,091	-	1,123,185	15,906
Collateralized Mortgage Obligations	449,737	-	449,295	442
Commercial Mortgage Securities	470,544	-	454,816	15,728
Municipal Securities	39,791	-	39,791	-
Foreign Government and Government Agency Obligations	37,906	-	37,906	-
Bank Notes	5,477	-	5,477	-
Commercial Paper	58,108	-	58,108	-
Money Market Funds	35,315	35,315	-	-
Cash Equivalents	26,598	-	26,598	-
Total Investments in Securities:	$ 8,799,150	$ 35,315	$ 8,727,873	$ 35,962
Derivative Instruments:
Liabilities
Swap Agreements	$ (148)	$ -	$ -	$ (148)
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (148)
Total Value of Derivatives	$ -	$ (148)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.9%
United Kingdom	4.3%
Canada	2.4%
Netherlands	1.2%
Australia	1.1%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including securities loaned of $26,088 and repurchase agreements of $26,598) - See accompanying schedule: Unaffiliated issuers (cost $8,727,019)	$ 8,763,835
Fidelity Central Funds (cost $35,315)	35,315
Total Investments (cost $8,762,334)		$ 8,799,150
Receivable for investments sold		712
Receivable for swap agreements		1
Receivable for fund shares sold		4,980
Interest receivable		29,497
Distributions receivable from Fidelity Central Funds		5
Other receivables		73
Total assets		8,834,418

Liabilities
Payable for investments purchased	$ 33,366
Payable for fund shares redeemed	5,348
Distributions payable	321
Swap agreements, at value	148
Accrued management fee	2,298
Other affiliated payables	875
Other payables and accrued expenses	73
Collateral on securities loaned, at value	26,598
Total liabilities		69,027

Net Assets		$ 8,765,391
Net Assets consist of:
Paid in capital		$ 9,022,005
Undistributed net investment income		1,019
Accumulated undistributed net realized gain (loss) on investments		(294,301)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,668
Net Assets		$ 8,765,391

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,493,849 ÷ 872,897 shares)	$ 8.59

Class F: Net Asset Value, offering price and redemption price per share ($1,271,542 ÷ 148,167 shares)	$ 8.58

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Interest		$ 140,707
Income from Fidelity Central Funds		47
Total income		140,754

Expenses
Management fee	$ 27,815
Transfer agent fees	7,756
Fund wide operations fee	2,957
Independent trustees' compensation	31
Miscellaneous	25
Total expenses before reductions	38,584
Expense reductions	(13)	38,571
Net investment income (loss)		102,183
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,130
Futures contracts	17
Swap agreements	(540)
Total net realized gain (loss)		26,607
Change in net unrealized appreciation (depreciation) on: Investment securities	33,931
Swap agreements	550
Total change in net unrealized appreciation (depreciation)		34,481
Net gain (loss)		61,088
Net increase (decrease) in net assets resulting from operations		$ 163,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,183	$ 128,359
Net realized gain (loss)	26,607	67,290
Change in net unrealized appreciation (depreciation)	34,481	(14,403)
Net increase (decrease) in net assets resulting from operations	163,271	181,246
Distributions to shareholders from net investment income	(108,302)	(129,745)
Share transactions - net increase (decrease)	(37,695)	578,871
Total increase (decrease) in net assets	17,274	630,372

Net Assets
Beginning of period	8,748,117	8,117,745
End of period (including undistributed net investment income of $1,019 and undistributed net investment income of $7,541, respectively)	$ 8,765,391	$ 8,748,117

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Term Bond

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 8.48	$ 8.22	$ 8.31	$ 8.66
Income from Investment Operations
Net investment income (loss)B	.098	.127	.186	.260	.376
Net realized and unrealized gain (loss)	.066	.052	.264	(.097)	(.355)
Total from investment operations	.164	.179	.450	.163	.021
Distributions from net investment income	(.104)	(.129)	(.190)	(.253)	(.371)
Net asset value, end of period	$ 8.59	$ 8.53	$ 8.48	$ 8.22	$ 8.31
Total ReturnA	1.94%	2.13%	5.53%	2.07%	.23%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.15%	1.50%	2.23%	3.22%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 7,494	$ 7,952	$ 7,774	$ 6,333	$ 6,694
Portfolio turnover rate D	71%	223%	233% F	264% F	71%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss) D	.106	.135	.193	.042
Net realized and unrealized gain (loss)	.056	.053	.265	.121
Total from investment operations	.162	.188	.458	.163
Distributions from net investment income	(.112)	(.138)	(.198)	(.043)
Net asset value, end of period	$ 8.58	$ 8.53	$ 8.48	$ 8.22
Total ReturnB,C	1.92%	2.23%	5.63%	2.01%
Ratios to Average Net AssetsE,H
Expenses before reductions	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.25%	1.60%	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,271,542	$ 796,166	$ 344,203	$ 398
Portfolio turnover rate F	71%	223%	233% I	264% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, swap agreements, market discount, deferred trustees compensation, financing transactions, in-kind transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 120,584
Gross unrealized depreciation	(86,002)
Net unrealized appreciation (depreciation) on securities and other investments	$ 34,582

Tax Cost	$ 8,764,568

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (289,863)
Net unrealized appreciation (depreciation)	$ 34,434

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (147,665)
2018	(142,198)
Total capital loss carryforward	$ (289,863)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 108,302	$ 129,745

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (540)	$ 550
Interest Rate Risk
Futures Contracts	17	-
Totals (a)	$ (523)	$ 550

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated

Annual Report

5. Derivative Instruments - continued

Swap Agreements - continued

terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Credit Default Swaps - continued

delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,556,527 and $1,789,271, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $47.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Expense Reductions.

Through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $13.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Short-Term Bond	$ 94,724	$ 120,907
Class F	13,578	8,838
Total	$ 108,302	$ 129,745

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Short-Term Bond
Shares sold	278,483	329,305	$ 2,373,490	$ 2,796,079
Reinvestment of distributions	10,481	13,405	89,349	113,900
Shares redeemed	(348,090)	(327,329)	(2,967,200)	(2,779,362)
Net increase (decrease)	(59,126)	15,381	$ (504,361)	$ 130,617
Class F
Shares sold	64,594	62,081	$ 549,949	$ 527,409
Reinvestment of distributions	1,592	1,040	13,578	8,838
Shares redeemed	(11,370)	(10,373)	(96,861)	(87,993)
Net increase (decrease)	54,816	52,748	$ 466,666	$ 448,254

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

13. Other - continued

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 34% of the total outstanding shares of the fund.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006
Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 12.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $56,728,278 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

STP-UANN-1012
1.784728.110

Fidelity®

Short-Term Bond

Fund -
Class F

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class F A	1.92%	2.40%	2.76%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Fidelity® Short Term Bond Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund - Class F on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period. The initial offering of Class F took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity® Short-Term Bond Fund: For the year, the fund's Class F shares returned 1.92%, versus 1.06% for the Barclays® U.S. 1-3 Year Government/Credit Bond Index. Sector selection driven by an overweighting in corporate bonds fueled the fund's solid performance versus the index. A heavy emphasis on the financials sector, primarily banks, contributed the most, followed by holdings of industrial bonds - most notably those from communications companies - along with securities issued by electric and natural gas utilities. Out-of-benchmark positions in commercial mortgage-backed securities, government-agency-backed collateralized mortgage obligations and asset-backed securities also bolstered the fund's return. Small allocations to government-agency mortgage-backed securities provided a further boost to results. On the downside, our allocation to U.S. Treasuries lagged the index and was the biggest relative detractor. Underweighted exposure to government-agency-backed debentures also modestly detracted, as this sector slightly outperformed the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,012.50	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,011.80	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.38	$ 1.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations† 43.8%	U.S. Government and U.S. Government Agency Obligations† 47.7%
AAA 18.2%	AAA 17.5%
AA 6.5%	AA 10.1%
A 15.5%	A 11.2%
BBB 13.8%	BBB 11.6%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 1.3%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets 0.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	2.1	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	1.7	1.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*	As of February 29, 2012**
Corporate Bonds 34.5%	Corporate Bonds 32.2%
U.S. Government and U.S. Government Agency Obligations† 43.8%	U.S. Government and U.S. Government Agency Obligations† 47.7%
Asset-Backed Securities 13.0%	Asset-Backed Securities 11.9%
CMOs and Other Mortgage Related Securities 6.7%	CMOs and Other Mortgage Related Securities 6.6%
Municipal Bonds 0.1%	Municipal Bonds 0.1%
Other Investments 1.6%	Other Investments 1.1%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets 0.4%

* Foreign investments	12.1%	** Foreign investments	11.0%
* Futures and Swaps	0.0%	** Futures and Swaps	1.1%
† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 6,814	$ 7,282
Automobiles - 0.9%
Daimler Finance North America LLC:
1.3% 7/31/15 (f)	17,811	17,830
1.65% 4/10/15 (f)	8,910	9,025
1.875% 9/15/14 (f)	8,785	8,907
1.95% 3/28/14 (f)	16,316	16,510
2.3% 1/9/15 (f)	8,860	9,075
Volkswagen International Finance NV 1.625% 3/22/15 (f)	16,952	17,161
		78,508
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,617
Media - 0.8%
COX Communications, Inc. 7.125% 10/1/12	18,400	18,482
NBCUniversal Media LLC:
2.875% 4/1/16	8,800	9,319
3.65% 4/30/15	7,820	8,373
News America, Inc. 5.3% 12/15/14	9,474	10,415
Time Warner, Inc. 3.15% 7/15/15	11,388	12,095
Viacom, Inc. 1.25% 2/27/15	10,835	10,942
		69,626
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	6,373	6,403
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp. 1.1835% 8/23/13 (j)	5,238	5,265
TOTAL CONSUMER DISCRETIONARY		172,701
CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	17,658	17,726
1.5% 7/14/14	12,500	12,724
2.5% 3/26/13	17,822	18,024
Beam, Inc. 1.875% 5/15/17	1,846	1,885
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	8,628	8,673
Diageo Capital PLC 1.5% 5/11/17	5,922	6,034
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
FBG Finance Ltd. 5.125% 6/15/15 (f)	$ 6,866	$ 7,591
SABMiller Holdings, Inc. 2.45% 1/15/17 (f)	18,776	19,620
		92,277
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,945
Food Products - 0.8%
Cargill, Inc. 5.2% 1/22/13 (f)	2,175	2,215
General Mills, Inc. 1.55% 5/16/14	9,300	9,444
Kraft Foods Group, Inc. 1.625% 6/4/15 (f)	17,580	17,856
Kraft Foods, Inc.:
1.3326% 7/10/13 (j)	10,050	10,056
2.625% 5/8/13	27,534	27,895
		67,466
Tobacco - 0.3%
Altria Group, Inc. 4.125% 9/11/15	19,900	21,777
Reynolds American, Inc. 6.75% 6/15/17	6,891	8,349
		30,126
TOTAL CONSUMER STAPLES		199,814
ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	6,703	6,756
Weatherford International Ltd. 5.15% 3/15/13	401	410
		7,166
Oil, Gas & Consumable Fuels - 1.9%
BG Energy Capital PLC 2.875% 10/15/16 (f)	8,959	9,498
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,578
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,094
Enterprise Products Operating LP:
1.25% 8/13/15	6,656	6,703
5.65% 4/1/13	8,773	8,995
Gazstream SA 5.625% 7/22/13 (f)	1,199	1,223
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,609
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	8,790	8,990
3.875% 1/27/16	8,216	8,627
Phillips 66:
1.95% 3/5/15 (f)	18,490	18,856
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66: - continued
2.95% 5/1/17 (f)	$ 4,000	$ 4,198
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,200
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (f)	3,544	3,544
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	8,777	9,040
Schlumberger Investment SA 1.25% 8/1/17 (f)	13,136	13,148
Southeast Supply Header LLC 4.85% 8/15/14 (f)	10,282	10,807
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,210
Total Capital Canada Ltd. 1.625% 1/28/14	8,680	8,822
		167,142
TOTAL ENERGY		174,308
FINANCIALS - 20.1%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	10,300	10,680
3.7% 8/1/15	13,094	13,717
5.125% 1/15/15	26,483	28,308
HSBC Bank PLC 3.1% 5/24/16 (f)	8,670	9,089
JPMorgan Chase & Co. 1.2521% 1/24/14 (j)	23,000	23,127
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,927
Morgan Stanley:
2.875% 1/24/14	8,670	8,752
2.875% 7/28/14	3,146	3,192
4.1% 1/26/15	3,862	3,953
4.2% 11/20/14	7,995	8,202
6% 5/13/14	12,430	13,142
Royal Bank of Scotland PLC 4.875% 8/25/14 (f)	16,500	17,265
State Street Corp. 4.3% 5/30/14	9,030	9,599
The Bank of New York Mellon Corp. 1.7% 11/24/14	21,244	21,754
UBS AG Stamford Branch:
1.4471% 1/28/14 (j)	6,500	6,510
2.25% 1/28/14	16,500	16,732
		198,949
Commercial Banks - 9.0%
ANZ Banking Group Ltd. 2.125% 1/10/14 (f)	8,540	8,642
Bank of England 0.5% 3/6/15 (f)	12,018	12,070
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Bank of Montreal:
0.9171% 4/29/14 (j)	$ 8,000	$ 8,023
2.125% 6/28/13	15,550	15,772
Bank of Nova Scotia 1.85% 1/12/15	29,920	30,722
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (f)	13,006	13,077
Barclays Bank PLC:
1.4961% 1/13/14 (j)	26,000	25,998
2.375% 1/13/14	22,100	22,364
2.5% 1/23/13	8,290	8,345
BB&T Corp.:
2.05% 4/28/14	15,000	15,331
3.2% 3/15/16	5,000	5,366
BNP Paribas:
0.8596% 4/8/13 (j)	8,035	8,006
2.125% 12/21/12	11,280	11,301
Canadian Imperial Bank of Commerce 1.45% 9/13/13	13,791	13,941
Commonwealth Bank of Australia:
1.1394% 8/7/13 (f)(j)	7,000	7,024
1.1979% 3/17/14 (f)(j)	4,131	4,142
1.95% 3/16/15	8,750	8,908
3.5% 3/19/15 (f)	15,000	15,774
Credit Suisse New York Branch:
1.4151% 1/14/14 (j)	6,000	6,025
2.2% 1/14/14	31,458	31,889
5% 5/15/13	10,000	10,287
Danske Bank A/S 1.5051% 4/14/14 (f)(j)	12,690	12,459
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,164
Fifth Third Bank 0.5445% 5/17/13 (j)	6,500	6,492
ING Bank NV:
2% 10/18/13 (f)	5,000	5,020
2.65% 1/14/13 (f)	14,190	14,260
KeyBank NA 5.8% 7/1/14	24,452	26,204
KeyCorp. 6.5% 5/14/13	7,000	7,277
National Australia Bank Ltd.:
1.1776% 4/11/14 (f)(j)	11,150	11,187
1.6% 8/7/15	8,810	8,880
2% 3/9/15	8,730	8,895
National Bank of Canada 1.5% 6/26/15	11,630	11,841
Nordea Bank AB 1.75% 10/4/13 (f)	12,260	12,324
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.:
3% 5/19/14	$ 8,490	$ 8,816
3.625% 2/8/15	8,119	8,645
Rabobank (Netherlands) NV:
1.85% 1/10/14	29,315	29,667
2.125% 10/13/15	4,746	4,860
Regions Financial Corp. 4.875% 4/26/13	7,700	7,816
Royal Bank of Canada:
0.7551% 4/17/14 (j)	8,000	8,017
1.125% 1/15/14	3,315	3,346
1.45% 10/30/14	18,001	18,348
Santander U.S. Debt SA Unipersonal 2.485% 1/18/13 (f)	13,200	13,057
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	13,200	13,352
1.9% 1/12/15 (f)	10,070	10,250
1.95% 1/14/14 (f)	18,000	18,235
SunTrust Bank 5% 9/1/15	7,068	7,639
SunTrust Banks, Inc. 3.6% 4/15/16	7,229	7,639
Svenska Handelsbanken AB 2.875% 9/14/12 (f)	30,266	30,282
The Toronto Dominion Bank:
0.8946% 11/1/13 (j)	10,100	10,143
1.375% 7/14/14	22,000	22,364
U.S. Bancorp 4.2% 5/15/14	8,510	9,050
Union Bank NA 2.125% 12/16/13	21,794	22,184
Wachovia Bank NA 0.8216% 11/3/14 (j)	18,000	17,803
Wells Fargo & Co.:
0.6471% 10/28/15 (j)	23,000	22,571
1.25% 2/13/15	21,287	21,503
3.625% 4/15/15	17,400	18,609
Westpac Banking Corp.:
1.1906% 3/31/14 (f)(j)	9,700	9,741
1.85% 12/9/13	10,339	10,469
2% 8/14/17	15,561	15,727
2.1% 8/2/13	3,181	3,229
		786,372
Consumer Finance - 3.5%
American Express Credit Corp.:
1.3176% 6/24/14 (j)	21,521	21,758
2.75% 9/15/15	14,274	15,068
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
2.8% 9/19/16	$ 5,476	$ 5,831
American Honda Finance Corp.:
0.8889% 5/8/14 (f)(j)	7,500	7,518
1.45% 2/27/15 (f)	8,795	8,901
Capital One Financial Corp.:
1.6051% 7/15/14 (j)	3,250	3,273
2.125% 7/15/14	18,863	19,190
2.15% 3/23/15	8,820	9,033
7.375% 5/23/14	13,000	14,353
Ford Motor Credit Co. LLC:
2.75% 5/15/15	13,438	13,612
3% 6/12/17	9,120	9,155
General Electric Capital Corp.:
1.1521% 4/24/14 (j)	18,100	18,195
1.625% 7/2/15	20,514	20,874
2.1% 1/7/14	7,727	7,880
2.15% 1/9/15	73,708	75,954
2.25% 11/9/15	4,902	5,071
2.95% 5/9/16	1,460	1,542
3.5% 6/29/15	3,508	3,739
5.4% 9/20/13	13,912	14,615
HSBC USA, Inc. 2.375% 2/13/15	15,658	16,044
Toyota Motor Credit Corp. 0.8551% 1/17/14 (j)	17,000	17,054
		308,660
Diversified Financial Services - 3.6%
ABB Finance (USA), Inc. 1.625% 5/8/17	3,415	3,471
Bank of America Corp.:
2.0076% 7/11/14 (j)	17,700	17,745
3.7% 9/1/15	10,610	11,079
4.9% 5/1/13	23,620	24,192
BP Capital Markets PLC:
0.9169% 6/6/13 (j)	3,775	3,786
1.0679% 3/11/14 (j)	15,507	15,612
1.7% 12/5/14	10,290	10,536
2.248% 11/1/16	9,110	9,525
Citigroup, Inc.:
1.3906% 4/1/14 (j)	8,500	8,457
1.9061% 1/13/14 (j)	23,691	23,783
2.4375% 8/13/13 (j)	4,050	4,096
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
2.65% 3/2/15	$ 31,563	$ 32,188
4.75% 5/19/15	8,020	8,610
5.125% 5/5/14	4,158	4,394
6.375% 8/12/14	19,196	20,823
6.5% 8/19/13	9	9
Deutsche Bank AG London Branch 2.375% 1/11/13	31,170	31,346
Export Development Canada 1.5% 5/15/14	5,655	5,773
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	12,096
3.7% 1/20/15	34,170	36,250
MassMutual Global Funding II 0.8351% 1/14/14 (f)(j)	12,292	12,333
MetLife Institutional Funding II 1.3606% 4/4/14 (f)(j)	9,000	9,057
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (j)	1,425	1,421
USAA Capital Corp. 3.5% 7/17/14 (f)	9,044	9,516
		316,098
Insurance - 1.4%
American International Group, Inc.:
3% 3/20/15	4,420	4,546
4.25% 9/15/14	16,573	17,425
Aon Corp. 3.5% 9/30/15	6,775	7,143
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,245
Berkshire Hathaway, Inc. 1.1345% 8/15/14 (j)	10,000	10,117
Metropolitan Life Global Funding I:
2% 1/9/15 (f)	23,161	23,680
2.5% 9/29/15 (f)	5,000	5,196
New York Life Global Funding:
2.25% 12/14/12 (f)	6,570	6,605
5.25% 10/16/12 (f)	10,930	10,990
Pricoa Global Funding I 5.45% 6/11/14 (f)	5,730	6,166
Prudential Financial, Inc.:
3.625% 9/17/12	14,839	14,854
5.15% 1/15/13	4,416	4,488
		121,455
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 6.125% 11/1/12	4,379	4,415
Duke Realty LP 4.625% 5/15/13	114	116
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
5.375% 10/15/15	$ 1,026	$ 1,107
6.25% 12/15/14	8,778	9,516
Federal Realty Investment Trust 5.4% 12/1/13	150	158
		15,312
Real Estate Management & Development - 0.2%
ERP Operating LP:
5.2% 4/1/13	3,570	3,655
5.5% 10/1/12	117	117
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	1,059	1,080
5.5% 1/15/14 (f)	144	147
Simon Property Group LP:
4.2% 2/1/15	2,715	2,896
5.3% 5/30/13	7,322	7,534
Tanger Properties LP 6.15% 11/15/15	2,689	3,002
		18,431
TOTAL FINANCIALS		1,765,277
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,572
Health Care Providers & Services - 0.2%
Aristotle Holding, Inc. 2.1% 2/12/15 (f)	14,095	14,367
Pharmaceuticals - 0.4%
Sanofi SA:
1.2% 9/30/14	5,963	6,046
2.625% 3/29/16	8,904	9,435
Teva Pharmaceutical Finance III BV:
0.9679% 3/21/14 (j)	3,875	3,889
1.7% 3/21/14	8,730	8,872
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	8,705	8,876
		37,118
TOTAL HEALTH CARE		61,057
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (f)	$ 7,300	$ 7,694
United Technologies Corp. 1.2% 6/1/15	14,580	14,836
		22,530
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	122	122
Iberbond 2004 PLC 4.826% 12/24/17 (m)	3,925	3,886
		4,008
Industrial Conglomerates - 0.1%
Covidien International Finance SA 1.875% 6/15/13	7,770	7,850
TOTAL INDUSTRIALS		34,388
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	8,098	8,120
2.625% 12/9/14	9,430	9,648
		17,768
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	4,513	4,575
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	11,579	12,094
The Western Union Co. 1.0479% 3/7/13 (j)	8,690	8,718
		20,812
Office Electronics - 0.5%
Xerox Corp.:
1.2565% 5/16/14 (j)	33,233	33,122
4.25% 2/15/15	8,040	8,559
		41,681
TOTAL INFORMATION TECHNOLOGY		84,836
MATERIALS - 0.5%
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (f)	16,540	16,650
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	13,150	13,302
Corporacion Nacional del Cobre de Chile (Codelco) 6.375% 11/30/12 (f)	3,300	3,338
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance Ltd. (United States) 8.95% 5/1/14	$ 6,662	$ 7,544
Rio Tinto Finance USA PLC 1.625% 8/21/17	8,700	8,705
		49,539
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,272
AT&T, Inc.:
2.5% 8/15/15	15,110	15,904
2.95% 5/15/16	8,570	9,228
British Telecommunications PLC 2% 6/22/15	13,435	13,736
Deutsche Telekom International Financial BV 3.125% 4/11/16 (f)	8,640	9,042
Qwest Corp. 3.7179% 6/15/13 (j)	23,280	23,432
SBC Communications, Inc. 5.1% 9/15/14	7,403	8,065
Verizon Communications, Inc.:
2% 11/1/16	18,076	18,913
5.25% 4/15/13	6,850	7,051
		108,643
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16	12,066	12,531
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,524
Verizon Wireless Capital LLC 5.55% 2/1/14	21,940	23,391
Vodafone Group PLC 4.15% 6/10/14	3,995	4,237
		55,683
TOTAL TELECOMMUNICATION SERVICES		164,326
UTILITIES - 3.6%
Electric Utilities - 2.3%
Alabama Power Co. 4.85% 12/15/12	11,341	11,479
Appalachian Power Co. 0.8095% 8/16/13 (j)	17,420	17,431
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,200	8,646
Commonwealth Edison Co. 1.625% 1/15/14	15,206	15,421
EDP Finance BV 5.375% 11/2/12 (f)	18,575	18,659
Entergy Louisiana LLC 1.875% 12/15/14	4,914	5,047
FirstEnergy Solutions Corp. 4.8% 2/15/15	17,095	18,254
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	15,828
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	14,889	14,999
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Niagara Mohawk Power Corp. 3.553% 10/1/14 (f)	$ 14,230	$ 14,964
Northeast Utilities 1.2179% 9/20/13 (j)	23,577	23,710
Pacific Gas & Electric Co. 6.25% 12/1/13	8,741	9,328
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,407
Progress Energy, Inc. 6.05% 3/15/14	8,651	9,307
Southern Co.:
2.375% 9/15/15	9,325	9,722
4.15% 5/15/14	1,976	2,089
		202,291
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	16,066	16,254
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
1.95% 8/15/16	5,976	6,152
2.25% 9/1/15	13,949	14,464
2.7606% 9/30/66 (j)	7,611	6,929
DTE Energy Co. 1.1669% 6/3/13 (j)	21,449	21,515
NiSource Finance Corp.:
5.4% 7/15/14	7,000	7,524
6.15% 3/1/13	12,000	12,322
PG&E Corp. 5.75% 4/1/14	4,180	4,487
Sempra Energy:
1.2279% 3/15/14 (j)	2,500	2,500
2% 3/15/14	17,216	17,508
2.3% 4/1/17	8,835	9,241
		102,642
TOTAL UTILITIES		321,187
TOTAL NONCONVERTIBLE BONDS (Cost $2,970,569)		3,027,433
U.S. Government and Government Agency Obligations - 34.9%

U.S. Government Agency Obligations - 8.5%
Fannie Mae:
0.5% 5/27/15	155,393	155,924
0.5% 7/2/15 (e)	92,772	93,085
0.5% 9/28/15	111,909	112,233
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
0.75% 12/19/14	$ 17,134	$ 17,297
0.875% 8/28/14	165,296	167,215
1.625% 10/26/15	30,687	31,929
Freddie Mac:
0.75% 11/25/14	78,525	79,276
1% 8/27/14	74,986	76,084
1.75% 9/10/15	9,082	9,453
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		742,496
U.S. Treasury Obligations - 26.3%
U.S. Treasury Notes:
0.125% 7/31/14	159,356	159,045
0.25% 9/15/14	144,095	144,140
0.25% 1/15/15	180,000	180,042
0.25% 7/15/15	235,179	234,940
0.375% 11/15/14	180,559	181,095
0.5% 8/15/14	404,272	406,372
0.625% 7/15/14	642,352	647,039
1.375% 11/30/15	175,000	180,865
1.75% 7/31/15 (g)	79,925	83,284
2.375% 9/30/14	23,131	24,159
2.375% 10/31/14	63,074	65,957
TOTAL U.S. TREASURY OBLIGATIONS		2,306,938
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,256
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,043,202)		3,061,690
U.S. Government Agency - Mortgage Securities - 5.1%

Fannie Mae - 4.0%
2.192% 10/1/35 (j)	349	369
2.225% 10/1/33 (j)	221	233
2.234% 3/1/35 (j)	168	178
2.26% 2/1/33 (j)	214	226
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.262% 12/1/34 (j)	$ 194	$ 205
2.304% 10/1/33 (j)	113	119
2.315% 7/1/35 (j)	93	98
2.323% 5/1/35 (j)	2,593	2,761
2.332% 3/1/35 (j)	109	116
2.363% 12/1/33 (j)	1,266	1,350
2.375% 7/1/35 (j)	2,196	2,342
2.385% 11/1/34 (j)	1,394	1,494
2.417% 11/1/36 (j)	392	419
2.422% 10/1/33 (j)	303	324
2.425% 3/1/35 (j)	28	29
2.427% 12/1/34 (j)	1,482	1,587
2.458% 7/1/34 (j)	111	118
2.485% 11/1/34 (j)	11,297	12,107
2.489% 3/1/35 (j)	1,978	2,094
2.507% 8/1/35 (j)	1,874	2,010
2.519% 10/1/35 (j)	10,020	10,676
2.544% 5/1/33 (j)	43	46
2.545% 10/1/41 (j)	6,493	6,797
2.558% 6/1/36 (j)	220	236
2.641% 4/1/35 (j)	4,372	4,672
2.659% 2/1/35 (j)	2,720	2,898
2.692% 11/1/36 (j)	3,055	3,282
2.694% 9/1/41 (j)	8,471	8,894
2.703% 7/1/35 (j)	836	898
2.859% 10/1/35 (j)	547	584
3% 7/1/21 to 11/1/21	118,587	125,290
3.007% 8/1/41 (j)	2,924	3,078
3.183% 1/1/40 (j)	4,568	4,782
3.262% 2/1/40 (j)	7,477	7,836
3.318% 1/1/40 (j)	10,608	11,130
3.474% 3/1/40 (j)	4,397	4,618
3.5% 5/1/27	35,879	38,622
3.526% 12/1/39 (j)	1,250	1,315
3.549% 2/1/40 (j)	2,783	2,932
3.604% 3/1/40 (j)	4,972	5,230
4.5% 8/1/18 to 7/1/20	23,312	25,140
5.5% 10/1/17 to 11/1/34	45,393	50,065
6.5% 11/1/12 to 8/1/17	2,163	2,258
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 9/1/14 to 11/1/18	$ 568	$ 606
7.5% 11/1/31	5	6
TOTAL FANNIE MAE		350,070
Freddie Mac - 1.1%
2.373% 1/1/35 (j)	116	124
2.419% 11/1/35 (j)	1,546	1,642
2.61% 8/1/34 (j)	646	685
2.71% 8/1/36 (j)	1,089	1,171
2.745% 4/1/35 (j)	3,332	3,560
2.824% 6/1/37 (j)	2,037	2,188
2.993% 8/1/41 (j)	5,757	6,039
3% 8/1/21	16,900	17,875
3.094% 9/1/41 (j)	3,391	3,547
3.135% 3/1/33 (j)	27	29
3.454% 10/1/35 (j)	314	337
3.573% 4/1/40 (j)	2,629	2,755
3.574% 4/1/40 (j)	3,269	3,435
3.623% 2/1/40 (j)	6,108	6,419
4% 9/1/25 to 4/1/26	14,941	16,208
4.5% 8/1/18 to 11/1/18	18,560	19,922
5% 4/1/20	8,153	8,805
8.5% 5/1/27 to 7/1/28	237	285
12% 11/1/19	4	4
TOTAL FREDDIE MAC		95,030
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	2,039	2,360
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $435,704)		447,460
Asset-Backed Securities - 13.0%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	1,857	1,732
Series 2005-1 Class M1, 0.7055% 4/25/35 (j)	666	513
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (j)	101	83
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (j)	55	52
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-OP1 Class M1, 0.5155% 4/25/36 (j)	$ 8,000	$ 485
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (j)	352	4
Ally Auto Receivables Trust:
Series 2010-1 Class A4, 2.3% 12/15/14	12,920	13,117
Series 2011-1 Class A3, 1.38% 1/15/15	9,296	9,338
Series 2011-2 Class A3, 1.18% 4/15/15	8,520	8,558
Series 2011-3 Class A3, 0.97% 8/17/15	10,980	11,031
Series 2012-1 Class A2, 0.71% 9/15/14	12,934	12,958
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	2,980	3,010
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	27,285
Series 2011-3 Class A2, 1.81% 5/15/16	23,340	23,715
Series 2011-5 Class A1, 0.8895% 6/15/15 (j)	15,700	15,738
Series 2012-1 Class A2, 1.44% 2/15/17	17,510	17,682
Series 2012-2 Class A, 0.7395% 3/15/16 (j)	10,830	10,839
Series 2012-3 Class A2, 1.21% 6/15/17	17,600	17,632
American Express Credit Account Master Trust Series 2012-2 Class A, 0.68% 3/15/18	42,670	42,671
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	10,300	10,337
Series 2011-1 Class A3, 1.39% 9/8/15	6,060	6,094
Series 2011-2 Class A3, 1.61% 10/8/15	12,680	12,788
Series 2011-3 Class A3, 1.17% 1/8/16	4,620	4,650
Series 2011-4 Class A/S, 0.92% 3/9/15	8,741	8,756
Series 2011-5 Class A2, 1.19% 8/8/15	3,254	3,267
Series 2012-1 Class A2, 0.91% 10/8/15	5,000	5,013
Series 2012-2 Class A3, 1.05% 10/11/16	5,480	5,515
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.7855% 4/25/34 (j)	73	29
Series 2005-R2 Class M1, 0.6855% 4/25/35 (j)	1,390	1,245
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (j)	378	302
Series 2004-W7 Class M1, 0.7855% 5/25/34 (j)	227	161
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (j)	877	265
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.6055% 3/25/36 (j)	16	0*
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (f)	5,662	5,707
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (c)(f)(j)	$ 2,749	$ 0
Bank of America Automobile Trust Series 2012-1 Class A3, 0.78% 6/15/16	12,370	12,424
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.7395% 6/15/15 (j)	10,000	10,044
Bank One Issuance Trust Series 2003-A8, 0.4895% 5/16/16 (j)	9,000	9,027
BMW Vehicle Lease Trust Series 2012-1 Class A3, 1.02% 2/20/15	9,480	9,518
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	7,890	7,917
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (f)	9,553	9,752
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,216
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (f)(j)	85	76
Class B, 0.987% 7/20/39 (f)(j)	178	79
Class C, 1.337% 7/20/39 (f)(j)	229	3
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (j)	1,214	483
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	19,008	19,120
Series 2008-A4 Class A4, 4.65% 3/15/15	7,180	7,346
Series 2011-A1 Class A1, 0.4295% 3/16/15 (j)	20,170	20,194
Series 2011-A2 Class A2, 0.3295% 5/15/15 (j)	32,650	32,659
Series 2011-A3 Class A3, 0.3595% 12/15/15 (j)	30,000	30,026
CIT Equipment Collateral Series 2012-VT1 Class A3, 1.1% 8/22/16 (f)	12,070	12,162
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	28,416	29,230
Series 2009-A5 Class A5, 2.25% 12/23/14	35,560	35,769
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (j)	31	31
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	222	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.7355% 7/25/34 (j)	302	247
Series 2004-3 Class M4, 1.2055% 4/25/34 (j)	107	49
Series 2004-4 Class M2, 1.0305% 6/25/34 (j)	396	228
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4588% 11/16/15 (j)	15,310	15,327
Series 2012-A1 Class A1, 0.81% 8/15/17	19,410	19,569
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Discover Card Master Trust: - continued
Series 2012-A2 Class A2, 0.3895% 10/17/16 (j)	$ 20,000	$ 20,028
Series 2012-A3 Class A3, 0.86% 11/15/17	35,110	35,468
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (f)	11,240	11,276
Fannie Mae Series 2004-T5:
Class AB1, 0.8208% 5/28/35 (j)	634	453
Class AB3, 1.1466% 5/28/35 (j)	273	170
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (j)	196	121
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	13,750	13,844
Series 2011-A Class A3, 1.03% 7/15/14	15,460	15,522
Series 2012-A Class A3, 0.85% 1/15/15	5,450	5,470
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	5,220	5,332
Series 2011-B Class A3, 0.84% 6/15/15	7,140	7,168
Series 2012-A Class A2, 0.62% 9/15/14	6,795	6,799
Series 2012-B Class A3, 1.01% 12/15/16	13,080	13,128
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8895% 12/15/14 (f)(j)	7,380	7,413
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,507
Series 2012-1 Class A, 0.7188% 1/15/16 (j)	34,000	34,109
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6605% 11/25/34 (j)	410	26
Class M5, 1.7355% 11/25/34 (j)	262	7
Series 2005-A:
Class M3, 0.9705% 1/25/35 (j)	639	199
Class M4, 1.2555% 1/25/35 (j)	245	32
Series 2006-A Class M1, 0.5355% 5/25/36 (j)	3,592	15
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (f)(j)	1,714	705
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,255	1,211
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (f)(j)	133	125
Series 2006-2A:
Class A, 0.4195% 11/15/34 (f)(j)	191	164
Class B, 0.5195% 11/15/34 (f)(j)	69	47
Class C, 0.6195% 11/15/34 (f)(j)	115	65
Class D, 0.9895% 11/15/34 (f)(j)	44	14
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,469
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Credit Card Master Note Trust: - continued
Series 2012-5 Class A, 0.97% 6/15/18	$ 21,980	$ 22,110
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (f)	6,910	6,942
GE Equipment Transportation LLC Series 2012-1 Class A2, 0.74% 9/22/14	9,780	9,799
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (f)(j)	8,666	8,333
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (j)	90	70
Series 2003-3 Class M1, 1.5255% 8/25/33 (j)	457	382
Series 2003-5 Class A2, 0.9355% 12/25/33 (j)	205	167
Series 2004-1 Class M2, 1.9355% 6/25/34 (j)	360	177
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,895
Series 2011-1 Class A4, 1.8% 4/17/17	4,540	4,631
Series 2011-2 Class A3, 0.94% 3/18/15	11,080	11,127
Honda Automobiles Receivables Trust Series 2012-2 Class A3, 0.7% 2/16/16	10,780	10,851
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (j)	902	301
Huntington Auto Trust Series 2012-1 Class A2, 0.54% 11/17/14	8,500	8,508
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (f)	9,680	9,715
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	1,425	1,451
Series 2011-A Class A3, 1.16% 4/15/15	5,780	5,809
John Deere Owner Trust Series 2011-A Class A3, 1.29% 1/15/16	12,090	12,172
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5355% 7/25/36 (j)	49	1
Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (j)	903	829
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (j)	350	314
Series 2006-A Class 2C, 1.6106% 3/27/42 (j)	516	25
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3855% 7/25/36 (j)	9,494	3,202
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (f)	558	558
Series 2006-1A:
Class B, 5.827% 4/20/28 (f)	246	249
Class C, 6.125% 4/20/28 (f)	246	248
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (j)	$ 528	$ 4
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (f)	13,540	13,565
Series 2011-B Class A3, 1.07% 8/15/14 (f)	9,390	9,439
Series 2012-A Class A3, 0.88% 11/17/14	8,740	8,784
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	10,480	10,517
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (j)	39	25
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (j)	102	68
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (j)	869	785
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (j)	1,290	1,039
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (j)	367	289
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (j)	269	162
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (j)	280	33
Series 2006-NC4 Class A2D, 0.4755% 6/25/36 (j)	7,135	2,851
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (l)	3,708	49
Series 2006-4 Class D, 1.3355% 5/25/32 (j)	398	0*
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	3,970	3,997
Series 2011-A Class A3, 1.04% 8/15/14	13,170	13,259
Series 2011-B Class A3, 0.92% 2/16/15	6,510	6,549
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	5,520	5,574
Series 2011-A Class A3, 1.18% 2/16/15	7,200	7,250
Series 2011-B Class A3, 0.95% 2/16/16	6,300	6,356
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.7188% 5/15/17 (j)	18,000	18,046
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.2159% 10/30/45 (j)	2,096	1,960
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (c)(f)(j)	381	0
Series 2006-1A Class A, 1.637% 3/20/11 (c)(f)(j)	792	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (j)	3,309	1,440
Class M4, 1.6855% 9/25/34 (j)	460	104
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (j)	994	568
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (j)	$ 3	$ 3
Santander Drive Auto Receivables Trust:
Series 2011-1 Class A2, 0.94% 2/18/14	3,300	3,302
Series 2011-4 Class A2, 1.37% 3/16/15	6,306	6,335
Series 2012-1 Class A2, 1.25% 4/15/15	7,126	7,158
Series 2012-2 Class A2, 0.91% 5/15/15	13,000	13,041
Series 2012-3 Class A3, 1.08% 4/15/16	6,050	6,088
Series 2012-4 Class A3, 1.04% 8/15/16	7,040	7,034
Series 2012-5 Class A3, 0.83% 12/15/16	9,120	9,123
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (j)	854	619
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (f)(j)	243	238
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.6679% 6/15/21 (j)	6,053	5,908
Series 2004-A:
Class B, 1.0479% 6/15/33 (j)	1,618	1,076
Class C, 1.4179% 6/15/33 (j)	5,771	3,495
Series 2004-B Class C, 1.3379% 9/15/33 (j)	8,600	5,375
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	157	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (j)	43	15
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	114	117
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (j)	386	348
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (f)(j)	269	3
Volkswagen Auto Lease Trust:
Series 2010-A:
Class A3, 0.99% 11/20/13	7,886	7,901
Class A4, 1.18% 10/20/15	5,990	6,024
Series 2011-A Class A2, 1% 2/20/14	4,777	4,787
Volkswagen Auto Loan Enhanced Trust:
Series 2011-1 Class A3, 1.22% 6/22/15	22,960	23,117
Series 2012-1 Series A2, 0.61% 10/20/14	8,560	8,569
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	598	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)	5	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (f)(j)	5,586	3,687
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	$ 5,880	$ 5,926
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	7,210	7,268
TOTAL ASSET-BACKED SECURITIES (Cost $1,173,530)		1,139,091
Collateralized Mortgage Obligations - 5.1%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.5845% 5/17/60 (f)(j)	7,000	7,034
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6335% 11/19/47 (f)(j)	7,137	7,161
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0019% 5/20/36 (j)	606	610
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)	2,020	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4845% 8/28/47 (f)(j)	5,405	5,314
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (f)	2,600	2,555
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.5335% 11/20/56 (f)(j)	6,611	6,606
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.337% 12/20/54 (j)	49	37
Series 2006-1A:
Class A5, 0.377% 12/20/54 (f)(j)	8,797	8,577
Class C2, 1.437% 12/20/54 (f)(j)	4,170	3,148
Series 2006-2:
Class C1, 1.177% 12/20/54 (j)	15,090	11,393
Class M2, 0.697% 12/20/54 (j)	3,000	2,610
Series 2006-3 Class C2, 0.737% 12/20/54 (j)	6,611	4,991
Series 2006-4:
Class B1, 0.417% 12/20/54 (j)	13,366	12,196
Class C1, 0.997% 12/20/54 (j)	8,172	6,170
Class M1, 0.577% 12/20/54 (j)	3,521	3,063
Series 2007-1:
Class 1C1, 0.837% 12/20/54 (j)	1,340	1,012
Class 1M1, 0.537% 12/20/54 (j)	881	766
Class 2C1, 1.197% 12/20/54 (j)	610	461
Class 2M1, 0.737% 12/20/54 (j)	1,132	985
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Class 3A1, 0.437% 12/20/54 (j)	$ 9,056	$ 8,856
Series 2007-2 Class 2C1, 1.098% 12/17/54 (j)	1,568	1,184
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (j)	4,445	4,366
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.8551% 1/20/44 (j)	2,511	2,476
Class 1C, 2.9051% 1/20/44 (j)	2,644	2,093
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (j)	14,511	14,219
Series 2004-3 Class 2A1, 0.7479% 9/20/44 (j)	8,216	8,045
Holmes Master Issuer PLC floater Series 2012-1A Class A1, 0.4395% 1/15/13 (f)(j)	14,130	14,120
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (j)	520	333
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (j)	812	637
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A, 0.4755% 6/26/36 (f)(j)	909	908
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (f)(j)	497	396
Class B6, 3.0903% 7/10/35 (f)(j)	59	46
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (f)(j)	101	97
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	4,818	4,830
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (f)	1,466	0
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (j)	23	20
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (j)	2,155	1,853
TOTAL PRIVATE SPONSOR		149,168
U.S. Government Agency - 3.4%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7355% 9/25/23 (j)	1,584	1,590
Series 2010-86 Class FE, 0.6855% 8/25/25 (j)	5,714	5,745
floater planned amortization class Series 2005-90 Class FC, 0.4855% 10/25/35 (j)	6,181	6,188
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	$ 109	$ 110
Series 2006-53 Class WB, 6% 12/25/31	957	959
Series 2006-54 Class PE, 6% 2/25/33	1,956	2,062
Series 2012-94 Class E, 3% 6/25/22	6,720	7,093
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,451	1,615
Series 2002-56 Class MC, 5.5% 9/25/17	698	741
Series 2003-76 Class BA, 4.5% 3/25/18	2,496	2,598
Series 2009-31 Class A, 4% 2/25/24	2,752	2,872
Series 2010-135 Class DE, 2.25% 4/25/24	9,832	9,992
Series 2011-16 Class FB, 0.3855% 3/25/31 (j)	18,168	18,159
Series 2010-123 Class DL, 3.5% 11/25/25	4,299	4,470
Series 2010-143 Class B, 3.5% 12/25/25	6,742	7,056
Series 2011-23 Class AB, 2.75% 6/25/20	5,388	5,595
Series 2011-88 Class AB, 2.5% 9/25/26	7,390	7,605
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4895% 2/15/26 (j)	10,170	10,156
Freddie Mac:
floater:
Series 2711 Class FC, 1.1395% 2/15/33 (j)	13,362	13,571
Series 3346 Class FA, 0.4695% 2/15/19 (j)	26,613	26,653
Series 3879 Class AF, 0.6695% 6/15/41 (j)	21,425	21,491
floater planned amortization class:
Series 2953 Class LF, 0.5395% 12/15/34 (j)	5,698	5,712
Series 3117 Class JF, 0.5395% 2/15/36 (j)	6,987	7,013
floater sequential payer Series 3387 Class DF, 0.4195% 10/15/17 (j)	6,059	6,060
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	1,345	1,434
Series 2394 Class KD, 6% 12/15/16	690	729
Series 2417 Class EH, 6% 2/15/17	426	458
Series 2535 Class PC, 6% 9/15/32	1,327	1,394
Series 2770 Class UD, 4.5% 5/15/17	1,102	1,105
Series 2866 Class XE, 4% 12/15/18	4,769	4,926
Series 3763 Class QA, 4% 4/15/34	8,664	9,365
Series 3792 Class DF, 0.6395% 11/15/40 (j)	21,975	22,041
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	2,560	2,645
Series 2915 Class DC, 4.5% 3/15/19	1,968	2,004
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3560 Class LA, 2% 8/15/14	$ 1,725	$ 1,734
Series 3573 Class LC, 1.85% 8/15/14	4,193	4,217
Series 3659 Class EJ 3% 6/15/18	12,059	12,456
Series 3696 Class AE, 1.2% 7/15/15	5,579	5,596
Ginnie Mae floater sequential payer Series 2011-150 Class D, 3% 4/20/37	6,838	7,022
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.7685% 12/16/39 (j)	6,907	6,959
Series 2010-53 Class FC, 1.057% 4/20/40 (j)	7,501	7,605
floater sequential payer Series 2010-120 Class FB 0.537% 9/20/35 (j)	11,304	11,312
planned amortization class:
Series 2010-112 Class PM 3.25% 9/20/33	4,268	4,405
Series 2010-99 Class PT, 3.5% 8/20/33	5,165	5,349
Series 2012-97 Class JF, 0.483% 8/16/42 (j)	12,730	12,707
TOTAL U.S. GOVERNMENT AGENCY		300,569
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $446,825)		449,737
Commercial Mortgage Securities - 5.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.2297% 2/14/43 (j)(l)	3,023	89
Banc of America Commercial Mortgage, Inc. Series 2005-4 Class XP, 0.2099% 7/10/45 (j)(l)	32,225	0*
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7095% 3/15/22 (f)(j)	415	402
Class G, 0.7695% 3/15/22 (f)(j)	2,159	2,051
Class H, 1.0195% 3/15/22 (f)(j)	3,540	3,293
Series 2006-BIX1:
Class F, 0.5495% 10/15/19 (f)(j)	1,104	1,038
Class G, 0.5695% 10/15/19 (f)(j)	1,645	1,530
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (f)(j)	40	29
Series 2004-1:
Class A, 0.5955% 4/25/34 (f)(j)	1,862	1,643
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class B, 2.1355% 4/25/34 (f)(j)	$ 198	$ 116
Class M1, 0.7955% 4/25/34 (f)(j)	169	120
Class M2, 1.4355% 4/25/34 (f)(j)	148	104
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (f)(j)	734	530
Class M1, 0.6655% 8/25/35 (f)(j)	51	30
Class M2, 0.7155% 8/25/35 (f)(j)	84	45
Class M3, 0.7355% 8/25/35 (f)(j)	46	23
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (f)(j)	254	199
Class M1, 0.6755% 11/25/35 (f)(j)	43	24
Class M2, 0.7255% 11/25/35 (f)(j)	55	30
Class M3, 0.7455% 11/25/35 (f)(j)	49	25
Class M4, 0.8355% 11/25/35 (f)(j)	61	29
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (f)(j)	3,508	2,485
Class B1, 1.6355% 1/25/36 (f)(j)	275	40
Class M1, 0.6855% 1/25/36 (f)(j)	1,120	692
Class M2, 0.7055% 1/25/36 (f)(j)	364	210
Class M3, 0.7355% 1/25/36 (f)(j)	483	258
Class M4, 0.8455% 1/25/36 (f)(j)	268	131
Class M5, 0.8855% 1/25/36 (f)(j)	268	89
Class M6, 0.9355% 1/25/36 (f)(j)	272	72
Series 2006-1:
Class A2, 0.5955% 4/25/36 (f)(j)	1,178	869
Class M1, 0.6155% 4/25/36 (f)(j)	366	217
Class M2, 0.6355% 4/25/36 (f)(j)	387	214
Class M3, 0.6555% 4/25/36 (f)(j)	333	169
Class M4, 0.7555% 4/25/36 (f)(j)	189	88
Class M5, 0.7955% 4/25/36 (f)(j)	182	64
Class M6, 0.8755% 4/25/36 (f)(j)	397	132
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (f)(j)	1,293	911
Class A2, 0.5155% 7/25/36 (f)(j)	958	677
Class B1, 1.1055% 7/25/36 (f)(j)	347	49
Class B3, 2.9355% 7/25/36 (f)(j)	354	11
Class M1, 0.5455% 7/25/36 (f)(j)	1,005	329
Class M2, 0.5655% 7/25/36 (f)(j)	707	211
Class M3, 0.5855% 7/25/36 (f)(j)	560	126
Class M4, 0.6555% 7/25/36 (f)(j)	375	80
Class M5, 0.7055% 7/25/36 (f)(j)	463	89
Class M6, 0.7755% 7/25/36 (f)(j)	727	117
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (f)(j)	$ 3	$ 0*
Class M4, 0.6655% 10/25/36 (f)(j)	96	15
Class M5, 0.7155% 10/25/36 (f)(j)	116	8
Class M6, 0.7955% 10/25/36 (f)(j)	226	5
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (f)(j)	447	303
Class A2, 0.5055% 12/25/36 (f)(j)	2,025	943
Class B1, 0.9355% 12/25/36 (f)(j)	43	1
Class M1, 0.5255% 12/25/36 (f)(j)	145	30
Class M2, 0.5455% 12/25/36 (f)(j)	97	15
Class M3, 0.5755% 12/25/36 (f)(j)	99	13
Class M4, 0.6355% 12/25/36 (f)(j)	118	14
Class M5, 0.6755% 12/25/36 (f)(j)	108	9
Class M6, 0.7555% 12/25/36 (f)(j)	97	5
Series 2007-1 Class A2, 0.5055% 3/25/37 (f)(j)	2,050	1,104
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (f)(j)	367	206
Class A2, 0.5555% 7/25/37 (f)(j)	344	114
Class B1, 1.8355% 7/25/37 (f)(j)	51	1
Class M1, 0.6055% 7/25/37 (f)(j)	122	32
Class M2, 0.6455% 7/25/37 (f)(j)	68	8
Class M3, 0.7255% 7/25/37 (f)(j)	69	7
Class M4, 0.8855% 7/25/37 (f)(j)	134	11
Class M5, 0.9855% 7/25/37 (f)(j)	118	8
Class M6, 1.2355% 7/25/37 (f)(j)	149	7
Series 2007-3:
Class A2, 0.5255% 7/25/37 (f)(j)	507	258
Class B1, 1.1855% 7/25/37 (f)(j)	442	30
Class B2, 1.8355% 7/25/37 (f)(j)	1,071	58
Class M1, 0.5455% 7/25/37 (f)(j)	382	89
Class M2, 0.5755% 7/25/37 (f)(j)	410	73
Class M3, 0.6055% 7/25/37 (f)(j)	665	91
Class M4, 0.7355% 7/25/37 (f)(j)	1,043	122
Class M5, 0.8355% 7/25/37 (f)(j)	529	54
Class M6, 1.0355% 7/25/37 (f)(j)	403	35
Series 2007-4A:
Class A2, 0.7855% 9/25/37 (f)(j)	4,344	753
Class M1, 1.1855% 9/25/37 (f)(j)	685	43
Class M2, 1.2855% 9/25/37 (f)(j)	685	36
Class M4, 1.8355% 9/25/37 (f)(j)	1,800	72
Class M5, 1.9855% 9/25/37 (f)(j)	1,800	55
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M6, 2.1855% 9/25/37 (f)(j)	$ 1,173	$ 28
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(l)	13,407	543
Series 2006-2A Class IO, 3.1745% 7/25/36 (d)(f)(l)	36,305	691
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4508% 3/11/39 (j)	5,195	5,447
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (f)(j)	269	260
Class J, 1.0895% 3/15/19 (f)(j)	274	251
Series 2007-BBA8:
Class A2, 0.3895% 3/15/22 (f)(j)	3,548	3,477
Class D, 0.4895% 3/15/22 (f)(j)	303	274
Class E, 0.5395% 3/15/22 (f)(j)	1,576	1,392
Class F, 0.5895% 3/15/22 (f)(j)	967	834
Class G, 0.6395% 3/15/22 (f)(j)	248	209
Class H, 0.7895% 3/15/22 (f)(j)	303	249
Class J, 0.9395% 3/15/22 (f)(j)	303	242
sequential payer Series 2005-PWR8 Class A4, 4.674% 6/11/41	8,790	9,584
Series 2004-PWR6 Class X2, 0.6643% 11/11/41 (j)(l)	16,353	29
Series 2005-PWR9 Class X2, 0.3636% 9/11/42 (f)(j)(l)	103,285	404
Series 2005-T18 Class A4, 4.933% 2/13/42	12,590	13,759
Series 2006-T24 Class X2, 0.4455% 10/12/41 (f)(j)(l)	821	4
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (f)(j)	4,365	3,780
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.331% 5/15/35 (f)(j)(l)	34,886	680
Citigroup Commercial Mortgage Trust floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (f)(j)	70	69
Class H, 0.6093% 8/15/21 (f)(j)	258	247
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4839% 10/15/48 (j)(l)	221,263	1,227
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (f)(j)	85	77
Series 2005-FL11:
Class F, 0.6895% 11/15/17 (f)(j)	101	92
Class G, 0.7395% 11/15/17 (f)(j)	70	62
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
Series 2006-CN2A Class A2FL, 0.4643% 2/5/19 (f)(j)	$ 2,293	$ 2,243
sequential payer:
Series 2006-C8 Class A4, 5.306% 12/10/46	10,980	12,578
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	5,729	5,743
Class AJFX, 5.478% 2/5/19 (f)	4,380	4,386
Series 2006-C8 Class XP, 0.4663% 12/10/46 (j)(l)	3,886	24
Series 2006-CN2A Class E, 5.5699% 2/5/19 (f)(j)	4,440	4,427
Commercial Mortgage pass-thru certificates:
Series 2004-LB4A Class A5, 4.84% 10/15/37	23,330	24,523
Series 2011-STRT Class A, 2.555% 12/10/24 (f)	7,700	7,710
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.6792% 6/15/39 (j)	924	924
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (j)(l)	181,365	1,480
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (j)(l)	9,944	9
Series 2003-C4 Class A4, 5.137% 8/15/36	7,509	7,705
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4095% 2/15/22 (f)(j)	1,256	1,163
0.5095% 2/15/22 (f)(j)	448	406
Class F, 0.5595% 2/15/22 (f)(j)	897	804
DBUBS 2011 LC3 Series 2011-LC3A Class A1, 2.238% 8/10/44	2,131	2,188
Freddie Mac pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	8,673	8,923
Freddie Mac Multi-Class pass-thru certificates:
sequential payer Series K501 Class A1, 1.337% 6/25/16	11,223	11,427
Series K707 Class A1, 1.615% 9/25/18	11,996	12,301
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.3032% 3/10/44 (j)	11,890	13,366
Series 2001-1 Class X1, 1.4912% 5/15/33 (f)(j)(l)	4,595	57
Series 2007-C1 Class XP, 0.1588% 12/10/49 (j)(l)	2,473	8
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	2,151	2,175
Class A2, 5.4573% 5/10/40 (j)	4,180	4,328
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2004-C2 Class A4, 5.301% 8/10/38	$ 8,290	$ 8,914
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (f)(j)	8,330	7,901
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6858% 6/6/20 (f)(j)	562	554
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (f)(j)	14,275	14,244
Class C, 2.0056% 3/6/20 (f)(j)	4,021	3,983
Class D, 2.2018% 3/6/20 (f)(j)	1,390	1,377
Class E, 2.4764% 3/6/20 (f)(j)	1,905	1,888
Class F, 2.6334% 3/6/20 (f)(j)	967	958
Class G, 2.7903% 3/6/20 (f)(j)	479	475
Class H, 3.3004% 3/6/20 (f)(j)	799	794
Class J, 4.0852% 3/6/20 (f)(j)	1,146	1,141
sequential payer:
Series 2004-GG2 Class A6, 5.396% 8/10/38 (j)	9,160	9,810
Series 2005-GG4 Class A3, 4.607% 7/10/39	1,063	1,067
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,795	4,800
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	5,465	5,548
Series 2011-GC5 Class A1, 1.468% 8/10/44 (j)	6,525	6,591
Series 2012-GC6 Class A1, 1.282% 1/10/45	2,877	2,904
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (f)(j)	3,385	3,386
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	5,843	5,894
Series 2003-CB7 Class A4, 4.879% 1/12/38 (j)	3,274	3,399
Series 2012-C6 Class A1, 1.0305% 5/15/45	7,939	7,971
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3695% 11/15/18 (f)(j)	2,854	2,809
Class D, 0.4695% 11/15/18 (f)(j)	99	94
Class E, 0.5195% 11/15/18 (f)(j)	141	131
Class F, 0.5695% 11/15/18 (f)(j)	212	187
Class G, 0.5995% 11/15/18 (f)(j)	184	156
Class H, 0.7395% 11/15/18 (f)(j)	141	114
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	$ 5,307	$ 5,327
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (j)	6,166	6,351
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	2,145	2,162
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	2,850	2,898
Series 2006-C1 Class A2, 5.084% 2/15/31	4,641	4,652
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)	69	69
Series 2007-C6 Class A2, 5.845% 7/15/40	2,410	2,466
Series 2004-C8, 4.799% 12/15/29	8,250	8,796
Series 2006-C1 Class XCP, 0.3468% 2/15/41 (j)(l)	144,241	206
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (j)(l)	96,509	664
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (j)(l)	35,998	215
Series 2007-C2 Class XCP, 0.4824% 2/15/40 (j)(l)	175,476	1,371
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5795% 9/15/21 (f)(j)	2,254	2,028
Class G, 0.5995% 9/15/21 (f)(j)	1,521	1,330
Class H, 0.6395% 9/15/21 (f)(j)	392	330
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	556	556
Series 2005-MCP1 Class XP, 0.648% 6/12/43 (j)(l)	28,704	150
Series 2005-MKB2 Class XP, 0.2469% 9/12/42 (j)(l)	13,067	17
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	2,786	2,786
Series 2006-4 Class XP, 0.617% 12/12/49 (j)(l)	69,625	960
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	8,790	8,830
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (f)(j)	241	152
Series 2007-XLFA:
Class A2, 0.34% 10/15/20 (f)(j)	7,861	7,772
Class B, 0.37% 10/15/20 (f)(j)	202	190
Class C, 0.4% 10/15/20 (f)(j)	2,400	2,172
Class D, 0.43% 10/15/20 (f)(j)	1,889	1,672
Class E, 0.49% 10/15/20 (f)(j)	562	478
Class F, 0.54% 10/15/20 (f)(j)	337	280
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Class G, 0.58% 10/15/20 (f)(j)	$ 417	$ 324
Class H, 0.67% 10/15/20 (f)(j)	262	171
Class J, 0.82% 10/15/20 (f)(j)	154	61
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	2,592	2,628
Series 2007-IQ14 Class A2, 5.61% 4/15/49	5,863	6,176
Series 2012-C4 Class A1, 1.085% 3/15/45	7,883	7,944
Series 2005-HQ5 Class X2, 0.2196% 1/14/42 (j)(l)	30,658	38
Series 2005-TOP17 Class X2, 0.6219% 12/13/41 (j)(l)	23,608	52
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (f)(j)(l)	2,114	2
Series 2011-C3 Class A1, 2.178% 7/15/49	14,963	15,395
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	3,408	3,498
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	5,207	5,245
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3388% 9/15/21 (f)(j)	15,026	14,873
Class A2, 0.3595% 9/15/21 (f)(j)	5,370	5,075
Class E, 0.518% 9/15/21 (f)(j)	938	807
Class F, 0.578% 9/15/21 (f)(j)	1,264	1,037
Class G, 0.598% 9/15/21 (f)(j)	1,198	934
Class J, 0.838% 9/15/21 (f)(j)	266	176
Series 2007-WHL8 Class F, 0.7195% 6/15/20 (f)(j)	2,172	1,599
Series 2003-C9 Class A4, 5.012% 12/15/35	10,660	11,091
Series 2006-C23:
Class A5, 5.416% 1/15/45 (j)	15,350	17,298
Class X, 0.0861% 1/15/45 (f)(j)(l)	813,230	454
Series 2007-C30 Class XP, 0.4723% 12/15/43 (f)(j)(l)	189,070	1,375
Series 2007-C31A Class A2, 5.421% 4/15/47	7,376	7,652
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	2,552	2,587
Series 2012-C8 Class A1, 0.864% 8/15/45	4,950	4,965
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $490,048)		470,544
Municipal Securities - 0.5%
	Principal Amount (000s)	Value (000s)
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 11/1/12 (j)(k)	$ 2,000	$ 2,000
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	9,917	9,998
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.55%, tender 9/4/12 (j)(k)	7,450	7,450
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.55%, tender 9/4/12 (j)(k)	4,420	4,420
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (j)(k)	15,900	15,923
TOTAL MUNICIPAL SECURITIES (Cost $39,679)		39,791
Foreign Government and Government Agency Obligations - 0.4%

Ontario Province 0.95% 5/26/15	28,300	28,619
United Mexican States 6.625% 3/3/15	8,200	9,287
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $37,409)		37,906
Bank Notes - 0.1%

National City Bank, Cleveland 0.5669% 3/1/13 (j) (Cost $5,452)	5,470	5,477
Commercial Paper - 0.7%

British Telecommunications PLC:
1.17% 6/3/13	6,900	6,841
1.5% 5/14/13	15,000	14,884
Vodafone Group PLC yankee:
1% 12/28/12	11,500	11,477
1% 2/1/13	12,000	11,963
1.25% 3/12/13	13,000	12,943
TOTAL COMMERCIAL PAPER (Cost $58,003)		58,108
Money Market Funds - 0.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (a) (Cost $35,315)	35,314,731	$ 35,315
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (b) (Cost $26,598)	$ 26,599	26,598
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $8,762,334)		8,799,150
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(33,759)
NET ASSETS - 100%		$ 8,765,391
Swap Agreements
Expiration Date	Notional Amount (000s) (i)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C) (h)

Oct. 2034	$ 325	$ (148)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $915,277,000 or 10.4% of net assets.

(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,120,000.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,886,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 3,808
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$26,598,000 due 9/04/12 at 0.18%
Mizuho Securities USA, Inc.	$ 26,598
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 47
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,027,433	$ -	$ 3,023,547	$ 3,886
U.S. Government and Government Agency Obligations	3,061,690	-	3,061,690	-
U.S. Government Agency - Mortgage Securities	447,460	-	447,460	-
Asset-Backed Securities	1,139,091	-	1,123,185	15,906
Collateralized Mortgage Obligations	449,737	-	449,295	442
Commercial Mortgage Securities	470,544	-	454,816	15,728
Municipal Securities	39,791	-	39,791	-
Foreign Government and Government Agency Obligations	37,906	-	37,906	-
Bank Notes	5,477	-	5,477	-
Commercial Paper	58,108	-	58,108	-
Money Market Funds	35,315	35,315	-	-
Cash Equivalents	26,598	-	26,598	-
Total Investments in Securities:	$ 8,799,150	$ 35,315	$ 8,727,873	$ 35,962
Derivative Instruments:
Liabilities
Swap Agreements	$ (148)	$ -	$ -	$ (148)
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (148)
Total Value of Derivatives	$ -	$ (148)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.9%
United Kingdom	4.3%
Canada	2.4%
Netherlands	1.2%
Australia	1.1%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including securities loaned of $26,088 and repurchase agreements of $26,598) - See accompanying schedule: Unaffiliated issuers (cost $8,727,019)	$ 8,763,835
Fidelity Central Funds (cost $35,315)	35,315
Total Investments (cost $8,762,334)		$ 8,799,150
Receivable for investments sold		712
Receivable for swap agreements		1
Receivable for fund shares sold		4,980
Interest receivable		29,497
Distributions receivable from Fidelity Central Funds		5
Other receivables		73
Total assets		8,834,418

Liabilities
Payable for investments purchased	$ 33,366
Payable for fund shares redeemed	5,348
Distributions payable	321
Swap agreements, at value	148
Accrued management fee	2,298
Other affiliated payables	875
Other payables and accrued expenses	73
Collateral on securities loaned, at value	26,598
Total liabilities		69,027

Net Assets		$ 8,765,391
Net Assets consist of:
Paid in capital		$ 9,022,005
Undistributed net investment income		1,019
Accumulated undistributed net realized gain (loss) on investments		(294,301)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,668
Net Assets		$ 8,765,391

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,493,849 ÷ 872,897 shares)	$ 8.59

Class F: Net Asset Value, offering price and redemption price per share ($1,271,542 ÷ 148,167 shares)	$ 8.58

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Interest		$ 140,707
Income from Fidelity Central Funds		47
Total income		140,754

Expenses
Management fee	$ 27,815
Transfer agent fees	7,756
Fund wide operations fee	2,957
Independent trustees' compensation	31
Miscellaneous	25
Total expenses before reductions	38,584
Expense reductions	(13)	38,571
Net investment income (loss)		102,183
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,130
Futures contracts	17
Swap agreements	(540)
Total net realized gain (loss)		26,607
Change in net unrealized appreciation (depreciation) on: Investment securities	33,931
Swap agreements	550
Total change in net unrealized appreciation (depreciation)		34,481
Net gain (loss)		61,088
Net increase (decrease) in net assets resulting from operations		$ 163,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,183	$ 128,359
Net realized gain (loss)	26,607	67,290
Change in net unrealized appreciation (depreciation)	34,481	(14,403)
Net increase (decrease) in net assets resulting from operations	163,271	181,246
Distributions to shareholders from net investment income	(108,302)	(129,745)
Share transactions - net increase (decrease)	(37,695)	578,871
Total increase (decrease) in net assets	17,274	630,372

Net Assets
Beginning of period	8,748,117	8,117,745
End of period (including undistributed net investment income of $1,019 and undistributed net investment income of $7,541, respectively)	$ 8,765,391	$ 8,748,117

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Term Bond

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 8.48	$ 8.22	$ 8.31	$ 8.66
Income from Investment Operations
Net investment income (loss)B	.098	.127	.186	.260	.376
Net realized and unrealized gain (loss)	.066	.052	.264	(.097)	(.355)
Total from investment operations	.164	.179	.450	.163	.021
Distributions from net investment income	(.104)	(.129)	(.190)	(.253)	(.371)
Net asset value, end of period	$ 8.59	$ 8.53	$ 8.48	$ 8.22	$ 8.31
Total ReturnA	1.94%	2.13%	5.53%	2.07%	.23%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.15%	1.50%	2.23%	3.22%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 7,494	$ 7,952	$ 7,774	$ 6,333	$ 6,694
Portfolio turnover rate D	71%	223%	233% F	264% F	71%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss) D	.106	.135	.193	.042
Net realized and unrealized gain (loss)	.056	.053	.265	.121
Total from investment operations	.162	.188	.458	.163
Distributions from net investment income	(.112)	(.138)	(.198)	(.043)
Net asset value, end of period	$ 8.58	$ 8.53	$ 8.48	$ 8.22
Total ReturnB,C	1.92%	2.23%	5.63%	2.01%
Ratios to Average Net AssetsE,H
Expenses before reductions	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.25%	1.60%	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,271,542	$ 796,166	$ 344,203	$ 398
Portfolio turnover rate F	71%	223%	233% I	264% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, swap agreements, market discount, deferred trustees compensation, financing transactions, in-kind transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 120,584
Gross unrealized depreciation	(86,002)
Net unrealized appreciation (depreciation) on securities and other investments	$ 34,582

Tax Cost	$ 8,764,568

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (289,863)
Net unrealized appreciation (depreciation)	$ 34,434

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (147,665)
2018	(142,198)
Total capital loss carryforward	$ (289,863)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 108,302	$ 129,745

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (540)	$ 550
Interest Rate Risk
Futures Contracts	17	-
Totals (a)	$ (523)	$ 550

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Swap Agreements - continued

terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,556,527 and $1,789,271, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $47.

Annual Report

10. Expense Reductions.

Through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $13.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Short-Term Bond	$ 94,724	$ 120,907
Class F	13,578	8,838
Total	$ 108,302	$ 129,745

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Short-Term Bond
Shares sold	278,483	329,305	$ 2,373,490	$ 2,796,079
Reinvestment of distributions	10,481	13,405	89,349	113,900
Shares redeemed	(348,090)	(327,329)	(2,967,200)	(2,779,362)
Net increase (decrease)	(59,126)	15,381	$ (504,361)	$ 130,617
Class F
Shares sold	64,594	62,081	$ 549,949	$ 527,409
Reinvestment of distributions	1,592	1,040	13,578	8,838
Shares redeemed	(11,370)	(10,373)	(96,861)	(87,993)
Net increase (decrease)	54,816	52,748	$ 466,666	$ 448,254

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

13. Other - continued

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 34% of the total outstanding shares of the fund.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006
Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 12.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $56,728,278 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

STP-F-ANN-1012
1.891866.103

Spartan®

U.S. Bond Index

Fund

Investor Class

Fidelity Advantage® Class

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Investor Class	5.82%	6.23%	5.28%
Fidelity Advantage® Class A	5.82%	6.23%	5.28%

A The initial offering of Fidelity Advantage® Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Investor Class on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Curtis Hollingsworth, Co-Portfolio Manager of Spartan® U.S. Bond Index Fund, and Alan Bembenek, who was named Co-Portfolio Manager on March 1, 2012: For the year, the fund's Investor Class and Fidelity Advantage® Class shares performed roughly in line with the Barclays® U.S. Aggregate Bond Index. (For specific class level returns, please see the performance section of this update.) For much of the period, U.S. investment-grade bonds were bolstered by a favorable interest rate backdrop, as the Federal Reserve kept rates anchored in the 0% to 0.25% range. Furthermore, the central bank extended the duration of its zero-interest-rate policy on several occasions, ultimately pledging not to raise rates until the end of 2014 at the earliest. Two rounds of bond purchases by the Fed, totaling $2.3 trillion, and muted inflation also buoyed investor sentiment. In terms of the various segments that comprise the index, commercial mortgage-backed securities led the way, with a gain of 10.32%. Investment-grade credit rose 9.70% on investors' appetite for yield and continued strength of U.S. corporations. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, mainly due to their underperformance during periods when improved global economic data tempered demand for more-rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities returned 3.83% and 2.91%, respectively.

In keeping with the fund's investment objective, our goal is to produce monthly returns, before expenses, that match the monthly returns of the Barclays index as closely as possible. We use a method known as "stratified sampling," or investing in representative securities to construct a portfolio that approximately mirrors the structure of the index, in terms of sector weightings, maturity distribution and credit quality. We manage the portfolio so that it matches the index in terms of overall sensitivity to changes in interest rates and the yield curve.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Investor Class	.22%
Actual		$ 1,000.00	$ 1,030.10	$ 1.12
HypotheticalA		$ 1,000.00	$ 1,024.03	$ 1.12
Fidelity Advantage Class	.11%
Actual		$ 1,000.00	$ 1,030.70	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .56
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,030.90	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,031.00	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,031.00	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 71.4%	U.S. Government and U.S. Government Agency Obligations 72.6%
AAA 3.5%	AAA 3.2%
AA 3.6%	AA 5.3%
A 10.4%	A 8.8%
BBB 10.1%	BBB 8.7%
BB and Below 0.0%†	BB and Below 0.1%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 0.9%	Short-Term Investments and Net Other Assets (Liabilities) 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	6.2	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.8	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Corporate Bonds 22.3%		Corporate Bonds 20.6%
	U.S. Government and U.S. Government Agency Obligations 71.4%		U.S. Government and U.S. Government Agency Obligations 72.6%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.2%
	CMOs and Other Mortgage Related Securities 1.9%		CMOs and Other Mortgage Related Securities 2.3%
	Municipal Bonds 0.8%		Municipal Bonds 0.8%
	Other Investments 2.5%		Other Investments 2.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Foreign investments	7.9%	** Foreign investments	6.6%

† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/11	$ 2,000	$ 2,625
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,808
6.3% 3/1/38	7,045	10,283
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,167
5.3% 9/15/19	2,000	2,344
		17,602
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,417
Comcast Corp.:
3.125% 7/15/22	3,000	3,135
4.65% 7/15/42	4,000	4,272
4.95% 6/15/16	1,862	2,119
5.7% 5/15/18	2,940	3,557
5.7% 7/1/19	8,500	10,312
6.4% 3/1/40	1,000	1,316
6.55% 7/1/39	3,000	3,994
6.95% 8/15/37	6,700	9,113
COX Communications, Inc. 4.625% 6/1/13	4,425	4,557
Discovery Communications LLC 5.05% 6/1/20	3,200	3,733
NBCUniversal Media LLC:
3.65% 4/30/15	2,248	2,407
6.4% 4/30/40	3,000	3,893
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,297
News America, Inc.:
5.3% 12/15/14	868	954
5.65% 8/15/20	1,000	1,199
6.15% 3/1/37	3,955	4,806
6.9% 3/1/19	2,110	2,669
6.9% 8/15/39	2,000	2,600
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,575
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,952
5.85% 5/1/17	5,801	6,875
6.2% 7/1/13	2,302	2,408
6.75% 7/1/18	1,162	1,454
7.3% 7/1/38	4,000	5,466
8.75% 2/14/19	2,368	3,207
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
3.15% 7/15/15	$ 5,000	$ 5,310
4% 1/15/22	1,000	1,097
5.875% 11/15/16	2,131	2,523
6.5% 11/15/36	5,724	7,159
Viacom, Inc.:
4.375% 9/15/14	2,000	2,143
5.625% 9/15/19	1,000	1,196
6.125% 10/5/17	5,420	6,538
6.75% 10/5/37	1,865	2,480
Walt Disney Co.:
1.125% 2/15/17	2,760	2,789
2.55% 2/15/22	2,810	2,893
5.5% 3/15/19	2,000	2,430
		144,845
Multiline Retail - 0.1%
Target Corp.:
3.875% 7/15/20	3,000	3,406
4% 7/1/42	7,000	7,266
5.875% 7/15/16	2,100	2,490
7% 1/15/38	3,100	4,621
		17,783
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	5,500	5,788
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,426
5.875% 12/16/36	4,700	6,268
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,486
4.625% 4/15/20	2,000	2,307
4.65% 4/15/42	6,500	7,039
5.8% 4/15/40	2,000	2,556
Staples, Inc. 9.75% 1/15/14	10,000	11,169
		53,039
TOTAL CONSUMER DISCRETIONARY		235,894
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.8%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	$ 4,073	$ 5,758
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	8,042
2.5% 7/15/22	8,625	8,766
4.125% 1/15/15	5,700	6,172
5.375% 1/15/20	1,500	1,833
8.2% 1/15/39	2,800	4,694
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,732
5.2% 1/30/13	1,028	1,048
5.75% 10/23/17	5,185	6,357
Fortune Brands, Inc. 5.875% 1/15/36	10,000	11,965
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,871
3.6% 8/13/42	3,000	3,002
4.875% 11/1/40	2,300	2,799
7.9% 11/1/18	6,000	8,130
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,883
3.15% 11/15/20	3,700	4,034
		89,086
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	7,618
6.125% 9/15/39	1,000	1,322
Kroger Co. 3.9% 10/1/15	9,000	9,789
Safeway, Inc. 5% 8/15/19	1,000	1,021
Wal-Mart Stores, Inc.:
2.8% 4/15/16	6,700	7,195
3.2% 5/15/14	10,000	10,484
5.625% 4/1/40	2,000	2,706
5.625% 4/15/41	4,600	6,229
6.5% 8/15/37	8,275	12,052
		58,416
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,745
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,308
General Mills, Inc. 5.65% 2/15/19	13,501	16,326
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kellogg Co.:
3.125% 5/17/22	$ 1,875	$ 1,968
3.25% 5/21/18	2,800	3,065
4.45% 5/30/16	2,000	2,229
Kraft Foods Group, Inc.:
3.5% 6/6/22 (b)	3,750	3,975
5% 6/4/42 (b)	2,825	3,219
Kraft Foods, Inc.:
6% 2/11/13	7,895	8,076
6.125% 2/1/18	5,497	6,689
6.75% 2/19/14	535	582
6.875% 2/1/38	5,250	7,199
		62,381
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	5,310
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,182
2.3% 2/6/22	4,700	4,819
3.15% 9/1/15	4,500	4,854
		20,165
Tobacco - 0.3%
Altria Group, Inc.:
4.25% 8/9/42	9,780	9,559
9.7% 11/10/18	6,065	8,708
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,901
4.5% 3/26/20	2,000	2,335
4.875% 5/16/13	8,937	9,212
5.65% 5/16/18	6,789	8,299
6.375% 5/16/38	1,450	2,027
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,512
7.25% 6/15/37	7,220	9,260
		57,813
TOTAL CONSUMER STAPLES		287,861
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	$ 2,000	$ 2,476
Halliburton Co.:
6.15% 9/15/19	2,000	2,485
7.45% 9/15/39	1,500	2,365
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,774
3.05% 3/1/16	1,020	1,067
4.625% 3/1/21	1,340	1,460
5.25% 3/15/42	3,100	3,331
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,798
5.15% 3/15/13	2,255	2,303
7% 3/15/38	5,580	6,299
		28,358
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	2,434
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,382
6.45% 9/15/36	2,675	3,306
Apache Corp. 5.1% 9/1/40	3,000	3,606
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,108
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,539
5.7% 5/15/17	1,148	1,361
6.25% 3/15/38	6,850	8,938
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,739
6.75% 11/15/39	2,000	2,688
ConocoPhillips:
4.6% 1/15/15	3,000	3,286
5.75% 2/1/19	2,902	3,602
6.5% 2/1/39	7,529	10,872
Devon Energy Corp. 5.625% 1/15/14	2,321	2,476
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,061
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,288
5.875% 12/15/16	1,000	1,161
6.5% 4/15/18	1,000	1,206
Encana Corp.:
3.9% 11/15/21	4,900	5,052
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Encana Corp.: - continued
6.5% 2/1/38	$ 5,000	$ 5,921
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,074
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	10,187
4.85% 8/15/42	2,500	2,598
5.6% 10/15/14	1,937	2,122
5.65% 4/1/13	690	707
5.7% 2/15/42	2,000	2,308
6.65% 4/15/18	2,000	2,463
7.55% 4/15/38	2,000	2,694
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,224
Hess Corp. 5.6% 2/15/41	3,400	3,868
Kinder Morgan Energy Partners LP:
3.95% 9/1/22	7,000	7,435
5% 12/15/13	5,000	5,253
5.625% 9/1/41	1,000	1,106
6.55% 9/15/40	3,000	3,652
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,607
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,061
5.125% 3/1/21	1,000	1,150
6.5% 3/1/41	1,000	1,222
Nexen, Inc.:
5.2% 3/10/15	900	980
5.875% 3/10/35	3,710	4,291
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,062
2.7% 2/15/23	6,000	6,176
3.125% 2/15/22	2,000	2,148
Petro-Canada:
6.05% 5/15/18	3,650	4,450
6.8% 5/15/38	8,445	11,455
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	8,652
6.75% 1/27/41	3,650	4,537
7.875% 3/15/19	12,228	15,162
Petroleos Mexicanos:
4.875% 1/24/22 (b)	18,010	20,216
5.5% 6/27/44 (b)	1,000	1,088
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 5.875% 5/1/42 (b)	$ 9,500	$ 11,230
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,162
5.75% 1/15/20	1,000	1,201
6.125% 1/15/17	1,795	2,129
6.65% 1/15/37	2,795	3,587
Shell International Finance BV:
1.125% 8/21/17	1,375	1,382
1.875% 3/25/13	7,000	7,060
2.375% 8/21/22	3,000	3,038
6.375% 12/15/38	4,200	6,136
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,306
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,577
5.1% 8/17/40	2,000	2,532
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,755
6.85% 6/1/39	2,000	2,736
Talisman Energy, Inc.:
5.5% 5/15/42	7,300	8,035
5.85% 2/1/37	5,000	5,629
Total Capital International SA:
1.55% 6/28/17	5,000	5,081
2.875% 2/17/22	4,175	4,384
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	5,087
3.4% 6/1/15	1,000	1,073
6.1% 6/1/40	6,700	9,290
Transcontinental Gas Line LLC 4.45% 8/1/42 (b)	7,750	8,070
Valero Energy Corp. 6.625% 6/15/37	5,420	6,552
Western Gas Partners LP 4% 7/1/22	3,000	3,064
Williams Partners LP 3.35% 8/15/22	2,800	2,847
XTO Energy, Inc.:
5% 1/31/15	1,733	1,924
5.65% 4/1/16	1,189	1,398
		341,239
TOTAL ENERGY		369,597
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 8.7%
Capital Markets - 1.2%
Bear Stearns Companies, Inc. 5.3% 10/30/15	$ 1,159	$ 1,294
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,055
4.25% 5/24/21	6,500	7,324
Goldman Sachs Group, Inc.:
3.3% 5/3/15	2,225	2,297
3.625% 2/7/16	5,000	5,184
3.7% 8/1/15	7,848	8,222
5.125% 1/15/15	1,500	1,603
5.25% 7/27/21	4,500	4,788
5.625% 1/15/17	7,000	7,586
5.75% 1/24/22	4,300	4,748
6% 6/15/20	1,650	1,847
6.15% 4/1/18	1,951	2,219
6.25% 2/1/41	2,000	2,237
6.75% 10/1/37	14,510	15,128
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,069
Lazard Group LLC:
6.85% 6/15/17	3,804	4,291
7.125% 5/15/15	1,364	1,497
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,568
6.875% 4/25/18	6,991	8,156
Morgan Stanley:
2.875% 1/24/14	5,000	5,047
2.875% 7/28/14	1,000	1,015
4.2% 11/20/14	7,250	7,437
4.75% 4/1/14	4,287	4,413
5.45% 1/9/17	236	248
5.5% 7/28/21	3,400	3,488
5.625% 9/23/19	2,000	2,071
5.75% 1/25/21	5,000	5,166
5.95% 12/28/17	5,745	6,147
6% 5/13/14	3,242	3,428
6% 4/28/15	5,666	6,036
6.375% 7/24/42	2,900	2,942
6.625% 4/1/18	5,055	5,583
7.3% 5/13/19	3,000	3,385
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,822
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Royal Bank of Scotland PLC: - continued
4.875% 3/16/15	$ 5,000	$ 5,309
6.125% 1/11/21	3,700	4,241
State Street Corp. 2.875% 3/7/16	3,340	3,574
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	10,064
2.3% 7/28/16	1,000	1,046
5.45% 5/15/19	2,000	2,380
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,318
3.875% 1/15/15	2,000	2,108
5.75% 4/25/18	1,700	1,966
5.875% 12/20/17	3,500	4,075
		188,422
Commercial Banks - 2.4%
African Development Bank 1.125% 3/15/17	1,300	1,330
American Express Bank FSB 6% 9/13/17	615	745
Asian Development Bank 1.125% 3/15/17	5,000	5,119
Bank of America NA:
5.3% 3/15/17	3,500	3,810
6% 10/15/36	2,419	2,731
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,141
4.375% 1/13/21	1,000	1,159
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,907
5.2% 7/10/14	2,000	2,120
BB&T Corp.:
1.6% 8/15/17	5,700	5,790
2.05% 4/28/14	2,000	2,044
BNP Paribas:
2.125% 12/21/12	2,000	2,004
3.6% 2/23/16	10,380	10,865
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,011
Comerica, Inc. 3% 9/16/15	1,268	1,332
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,681
4.375% 6/15/22	8,850	9,637
Council of Europe Development Bank 2.625% 2/16/16	4,250	4,497
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch:
2.2% 1/14/14	$ 7,948	$ 8,057
6% 2/15/18	15,651	17,383
European Bank for Reconstruction and Development:
1.625% 9/3/15	4,750	4,912
2.5% 3/15/16	3,800	4,050
European Investment Bank:
1.625% 6/15/17	4,640	4,796
1.75% 3/15/17	5,000	5,178
2.875% 9/15/20	9,000	9,634
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,314
5% 4/11/22	6,170	7,060
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,716
3.625% 1/25/16	2,000	2,152
4.5% 6/1/18	824	894
8.25% 3/1/38	2,079	2,907
Fifth Third Bank 4.75% 2/1/15	3,422	3,648
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,570
5.1% 4/5/21	2,800	3,223
6.5% 9/15/37	10,000	11,830
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,912
1.125% 3/15/17	17,100	17,542
3% 4/22/14	7,700	8,032
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,164
1% 9/15/16	9,000	9,180
2.375% 5/26/15	12,300	12,981
JPMorgan Chase Bank 6% 10/1/17	7,075	8,331
KeyBank NA 5.8% 7/1/14	1,109	1,188
KeyCorp. 3.75% 8/13/15	7,000	7,538
PNC Funding Corp.:
2.7% 9/19/16	11,300	12,046
6.7% 6/10/19	2,500	3,158
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,024
4.5% 1/11/21	1,000	1,102
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Rabobank (Netherlands) NV: - continued
5.25% 5/24/41	$ 3,000	$ 3,542
Regions Bank 7.5% 5/15/18	2,000	2,330
Royal Bank of Canada 2.3% 7/20/16	5,500	5,768
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,265
2.5% 7/14/16	1,200	1,271
U.S. Bancorp:
3.15% 3/4/15	5,000	5,291
4.125% 5/24/21	3,000	3,407
UnionBanCal Corp. 5.25% 12/16/13	656	687
Wachovia Bank NA 6.6% 1/15/38	10,000	13,633
Wachovia Corp.:
5.5% 5/1/13	14,000	14,459
5.625% 10/15/16	3,367	3,877
5.75% 6/15/17	2,905	3,467
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,046
2.1% 5/8/17	2,725	2,814
5.625% 12/11/17	5,972	7,153
Westpac Banking Corp.:
1.85% 12/9/13	9,800	9,923
2% 8/14/17	5,000	5,053
4.875% 11/19/19	3,700	4,176
		365,607
Consumer Finance - 1.5%
American Express Co.:
7.25% 5/20/14	1,500	1,660
8.15% 3/19/38	8,500	13,754
American Express Credit Corp. 2.75% 9/15/15	5,000	5,278
Capital One Bank (USA) NA 8.8% 7/15/19	2,020	2,624
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,490
7.375% 5/23/14	1,578	1,742
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,185
2.75% 6/24/15	1,500	1,585
2.85% 6/1/22	4,000	4,172
Discover Financial Services:
5.2% 4/27/22	1,000	1,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
6.45% 6/12/17	$ 2,263	$ 2,564
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,751
2.75% 5/15/15	11,400	11,548
3% 6/12/17	3,000	3,011
4.25% 2/3/17	7,600	7,953
5.875% 8/2/21	11,375	12,563
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,442
2.95% 5/9/16	11,691	12,348
3.5% 6/29/15	12,081	12,875
4.65% 10/17/21	7,000	7,997
5.625% 9/15/17	7,044	8,324
5.625% 5/1/18	15,000	17,766
5.875% 1/14/38	4,000	4,864
6.375% 11/15/67 (e)	9,000	9,484
6.875% 1/10/39	4,000	5,476
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,240
John Deere Capital Corp.:
1.6% 3/3/14	8,400	8,536
2.25% 4/17/19	10,250	10,711
2.8% 1/27/23	5,000	5,172
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,009
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,779
1% 2/17/15	1,600	1,616
2.05% 1/12/17	9,000	9,373
		225,956
Diversified Financial Services - 2.2%
Bank of America Corp.:
4.5% 4/1/15	16,765	17,834
5% 5/13/21	4,000	4,302
5.7% 1/24/22	6,250	7,073
5.75% 12/1/17	5,855	6,547
5.875% 1/5/21	6,640	7,468
6.5% 8/1/16	15,000	17,108
BP Capital Markets PLC:
3.125% 10/1/15	2,500	2,674
3.245% 5/6/22	7,750	8,261
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC: - continued
3.875% 3/10/15	$ 2,000	$ 2,156
4.5% 10/1/20	2,000	2,328
4.75% 3/10/19	1,000	1,162
Capital One Capital V 10.25% 8/15/39	3,557	3,664
Capital One Capital VI 8.875% 5/15/40	1,000	1,024
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,816
2.65% 3/2/15	13,899	14,174
3.953% 6/15/16	1,450	1,530
4.75% 5/19/15	15,244	16,365
5.875% 1/30/42	4,500	5,293
6.125% 5/15/18	5,731	6,647
6.5% 8/19/13	6,095	6,410
8.125% 7/15/39	8,000	11,741
8.5% 5/22/19	2,000	2,560
CME Group, Inc. 5.75% 2/15/14	501	537
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,095
3.875% 8/18/14	5,000	5,257
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,546
6.375% 5/15/38	7,218	10,407
International Finance Corp.:
2.25% 4/11/16	5,700	5,950
2.75% 4/20/15	6,625	7,019
JPMorgan Chase & Co.:
2% 8/15/17	7,000	7,055
3.15% 7/5/16	1,500	1,588
3.4% 6/24/15	10,710	11,331
3.7% 1/20/15	5,000	5,304
4.35% 8/15/21	2,000	2,193
4.5% 1/24/22	13,000	14,446
4.625% 5/10/21	1,500	1,679
5.5% 10/15/40	5,700	6,845
5.6% 7/15/41	1,500	1,842
6.3% 4/23/19	10,000	12,210
KfW:
1% 1/12/15	38,700	39,219
1.875% 1/14/13	3,100	3,117
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
KfW: - continued
4% 1/27/20	$ 3,000	$ 3,496
4.875% 6/17/19	25,000	30,499
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,002
3.875% 9/16/15	4,000	4,357
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,839
TECO Finance, Inc. 4% 3/15/16	2,875	3,117
		346,087
Insurance - 1.0%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,726
Allstate Corp.:
5.95% 4/1/36	3,100	3,991
6.2% 5/16/14	4,000	4,369
7.45% 5/16/19	3,000	3,927
American International Group, Inc.:
3.65% 1/15/14	3,700	3,798
3.8% 3/22/17	16,400	17,359
4.875% 9/15/16	5,400	5,920
4.875% 6/1/22	9,000	9,817
5.05% 10/1/15	3,000	3,260
5.85% 1/16/18	2,000	2,293
6.4% 12/15/20	2,900	3,448
8.25% 8/15/18	4,000	5,047
Aon Corp. 3.125% 5/27/16	8,000	8,450
Assurant, Inc. 5.625% 2/15/14	1,894	1,979
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	595
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,372
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,109
Marsh & McLennan Companies, Inc. 2.3% 4/1/17	5,000	5,046
MetLife, Inc.:
2.375% 2/6/14	3,000	3,070
4.125% 8/13/42	3,900	3,967
5% 6/15/15	1,153	1,281
5.875% 2/6/41	2,400	3,084
7.717% 2/15/19	9,000	11,701
Prudential Financial, Inc.:
5.15% 1/15/13	3,146	3,197
5.4% 6/13/35	447	474
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.5% 3/15/16	$ 421	$ 474
5.625% 5/12/41	2,000	2,227
5.7% 12/14/36	380	422
6.2% 1/15/15	1,340	1,480
6.2% 11/15/40	2,400	2,830
7.375% 6/15/19	3,000	3,777
8.875% 6/15/38 (e)	2,944	3,592
The Chubb Corp.:
5.75% 5/15/18	4,175	5,164
6.5% 5/15/38	3,510	5,133
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	11,455
		157,834
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	531
Boston Properties, Inc. 4.125% 5/15/21	2,100	2,246
Duke Realty LP:
5.4% 8/15/14	5,172	5,518
5.95% 2/15/17	630	709
6.25% 5/15/13	1,000	1,030
6.5% 1/15/18	1,000	1,160
Federal Realty Investment Trust 3% 8/1/22	4,750	4,751
HRPT Properties Trust:
5.75% 11/1/15	881	925
6.25% 6/15/17	1,221	1,340
6.65% 1/15/18	612	679
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,230
		20,119
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	3,132
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,119
ERP Operating LP:
4.625% 12/15/21	5,700	6,538
5.5% 10/1/12	3,403	3,414
Liberty Property LP:
4.75% 10/1/20	1,000	1,090
5.125% 3/2/15	840	903
5.5% 12/15/16	1,000	1,122
Mack-Cali Realty LP 4.5% 4/18/22	4,210	4,463
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
5.25% 8/1/15	$ 2,113	$ 2,300
5.875% 6/15/17	1,046	1,202
Simon Property Group LP:
2.8% 1/30/17	4,700	4,929
4.125% 12/1/21	3,200	3,529
4.2% 2/1/15	1,820	1,941
5.65% 2/1/20	4,300	5,177
Tanger Properties LP:
6.125% 6/1/20	4,408	5,231
6.15% 11/15/15	24	27
		47,117
TOTAL FINANCIALS		1,351,142
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,177
2.5% 11/15/16	2,000	2,097
3.875% 11/15/21	9,600	10,388
5.15% 11/15/41	11,150	12,194
5.85% 6/1/17	2,928	3,481
		31,337
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,460
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,475
4.125% 3/15/21	2,800	3,193
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,055
		10,183
Health Care Providers & Services - 0.4%
Aetna, Inc. 4.125% 6/1/21	7,000	7,718
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	5,093	5,191
3.9% 2/15/22 (b)	10,400	11,314
CIGNA Corp. 4% 2/15/22	4,600	4,943
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	2,024
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Coventry Health Care, Inc.: - continued
6.3% 8/15/14	$ 3,584	$ 3,885
Express Scripts, Inc.:
6.25% 6/15/14	2,000	2,185
7.25% 6/15/19	2,000	2,575
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,092
UnitedHealth Group, Inc. 4.375% 3/15/42	11,800	12,585
WellPoint, Inc.:
4.625% 5/15/42	2,600	2,595
5% 12/15/14	7,200	7,804
5.8% 8/15/40	4,000	4,768
		69,679
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,120
Pharmaceuticals - 0.6%
Abbott Laboratories 4.125% 5/27/20	9,500	10,973
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,521
6.45% 9/15/37	3,250	4,582
Bristol-Myers Squibb Co.:
3.25% 8/1/42	2,800	2,678
5.45% 5/1/18	2,905	3,535
Hospira, Inc. 6.4% 5/15/15	2,000	2,216
Johnson & Johnson:
1.2% 5/15/14	4,700	4,773
4.85% 5/15/41	4,260	5,501
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,049
3.875% 1/15/21	1,000	1,139
4% 6/30/15	3,000	3,289
5% 6/30/19	5,970	7,223
5.85% 6/30/39	1,000	1,416
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,566
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,477
6.2% 3/15/19	4,000	5,121
7.2% 3/15/39	5,400	8,569
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,082
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.: - continued
6.125% 8/15/19	$ 1,000	$ 1,163
Wyeth 5.5% 2/1/14	5,400	5,787
		94,724
TOTAL HEALTH CARE		207,043
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,725
General Dynamics Corp. 2.25% 7/15/16	2,400	2,525
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,869
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,119
4.85% 9/15/41	2,700	3,114
Raytheon Co.:
1.625% 10/15/15	1,000	1,024
3.125% 10/15/20	2,000	2,152
4.875% 10/15/40	1,000	1,207
The Boeing Co.:
5% 3/15/14	3,000	3,203
6% 3/15/19	1,000	1,261
6.875% 3/15/39	3,300	5,155
United Technologies Corp.:
3.1% 6/1/22	2,875	3,061
4.5% 4/15/20	4,000	4,732
4.5% 6/1/42	3,000	3,415
5.7% 4/15/40	2,000	2,644
6.125% 2/1/19	4,000	5,035
		48,241
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,120
6.2% 1/15/38	2,500	3,598
		7,718
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 2,220	$ 2,342
6.9% 7/2/19	673	728
		3,070
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,740
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,992
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,279
6% 10/15/17	2,902	3,530
6.55% 10/15/37	4,250	6,169
Danaher Corp.:
1.3% 6/23/14	2,900	2,945
3.9% 6/23/21	2,900	3,294
General Electric Co. 5.25% 12/6/17	18,540	22,003
		44,212
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,204
5.3% 9/15/35	7,000	8,806
Deere & Co. 5.375% 10/16/29	1,000	1,318
		16,328
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,743
Burlington Northern Santa Fe LLC:
3.05% 3/15/22	10,000	10,325
4.375% 9/1/42	4,500	4,745
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,257
CSX Corp. 7.375% 2/1/19	10,000	12,852
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,777
3.25% 12/1/21	5,000	5,278
5.75% 1/15/16	10,000	11,535
Union Pacific Corp. 4.75% 9/15/41	2,800	3,189
		66,701
TOTAL INDUSTRIALS		191,010
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	$ 3,000	$ 3,162
4.45% 1/15/20	2,000	2,344
4.95% 2/15/19	3,479	4,156
5.9% 2/15/39	12,416	16,575
		26,237
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,030
3.3% 12/9/16	5,250	5,416
4.3% 6/1/21	2,780	2,793
4.75% 6/2/14	8,300	8,757
6% 9/15/41	1,500	1,567
		20,563
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,117
6% 10/1/12	3,840	3,855
6.55% 10/1/17	2,338	2,827
7.125% 10/1/37	2,475	3,387
		13,186
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	9,628
Google, Inc.:
1.25% 5/19/14	4,720	4,799
3.625% 5/19/21	3,780	4,251
		18,678
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,424
1.95% 7/22/16	1,500	1,567
7.625% 10/15/18	13,000	17,592
		30,583
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,065
4.5% 5/15/21	4,000	4,205
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
5.625% 12/15/19	$ 1,000	$ 1,128
8.25% 5/15/14	3,902	4,338
		10,736
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,122
2.95% 6/1/14	2,000	2,090
4.2% 6/1/19	2,000	2,353
5.3% 2/8/41	1,500	2,008
Oracle Corp.:
5.375% 7/15/40	4,000	5,137
5.75% 4/15/18	7,400	9,147
		22,857
TOTAL INFORMATION TECHNOLOGY		142,840
MATERIALS - 1.3%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,148
Dow Chemical Co.:
4.125% 11/15/21	7,700	8,436
5.9% 2/15/15	2,500	2,790
7.6% 5/15/14	3,000	3,329
8.55% 5/15/19	2,358	3,185
9.4% 5/15/39	3,000	4,904
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,253
3.625% 1/15/21	5,000	5,568
4.625% 1/15/20	3,000	3,531
Ecolab, Inc. 1% 8/9/15	4,750	4,769
Lubrizol Corp. 8.875% 2/1/19	919	1,282
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,149
3.75% 9/30/15	2,000	2,160
4.875% 3/30/20	1,500	1,755
5.625% 12/1/40	1,800	2,290
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.:
2.45% 2/15/22	$ 4,650	$ 4,683
3.25% 9/15/15	3,200	3,443
		61,675
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,015
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,255
6.8% 8/1/19	3,000	3,643
		6,898
Metals & Mining - 0.7%
Alcoa, Inc. 5.4% 4/15/21	12,100	12,500
ArcelorMittal SA:
3.75% 8/5/15	7,800	7,722
7.25% 10/15/39	4,400	3,965
9.85% 6/1/19	2,000	2,281
Barrick Gold Corp.:
3.85% 4/1/22	8,000	8,310
5.25% 4/1/42	4,500	4,896
BHP Billiton Financial (USA) Ltd.:
2.875% 2/24/22	9,300	9,527
5.5% 4/1/14	2,500	2,694
6.5% 4/1/19	2,500	3,201
Freeport-McMoRan Copper & Gold, Inc. 3.55% 3/1/22	5,125	5,095
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,145
6.25% 10/1/39	1,600	1,920
Rio Tinto Finance Ltd. (United States):
2.25% 9/20/16	1,200	1,251
3.75% 9/20/21	3,200	3,433
5.2% 11/2/40	1,000	1,152
6.5% 7/15/18	1,398	1,731
7.125% 7/15/28	2,000	2,713
8.95% 5/1/14	4,000	4,529
Rio Tinto Finance USA PLC 2.875% 8/21/22	6,000	5,909
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,141
5.2% 3/1/42	5,200	4,998
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
5.625% 9/15/19	$ 6,210	$ 6,893
6.25% 1/23/17	9,395	10,771
		110,777
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,946
TOTAL MATERIALS		194,311
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,667
AT&T, Inc.:
2.4% 8/15/16	12,800	13,551
5.55% 8/15/41	7,300	9,090
5.8% 2/15/19	4,000	4,954
6.3% 1/15/38	838	1,094
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,368
British Telecommunications PLC:
2% 6/22/15	7,000	7,157
9.625% 12/15/30	4,515	7,255
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,444
6.45% 6/15/21	5,250	5,863
7.6% 9/15/39	2,500	2,586
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,520
5.875% 8/20/13	10,000	10,479
6.75% 8/20/18	3,595	4,451
France Telecom SA:
2.125% 9/16/15	1,000	1,023
5.375% 7/8/19	4,000	4,639
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,341
6.15% 9/15/34	5,270	6,696
6.45% 6/15/34	11,795	15,384
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,226
5.25% 10/1/15	4,571	4,640
6.999% 6/4/18	1,776	1,856
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
7.175% 6/18/19	$ 6,000	$ 6,270
Telefonica Emisiones SAU:
3.992% 2/16/16	3,850	3,706
4.949% 1/15/15	3,000	3,023
5.462% 2/16/21	2,700	2,484
5.877% 7/15/19	2,000	1,930
6.421% 6/20/16	1,151	1,177
7.045% 6/20/36	2,600	2,405
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,535
2% 11/1/16	9,600	10,044
4.75% 11/1/41	1,000	1,140
6.25% 4/1/37	3,121	4,144
6.35% 4/1/19	6,000	7,662
6.9% 4/15/38	6,025	8,555
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	4,069
		185,428
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 6.125% 11/15/37	8,365	10,690
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,700
4.75% 10/1/14	4,500	4,837
5.875% 10/1/19	2,905	3,417
6.35% 3/15/40	1,000	1,178
6.375% 3/1/41	2,100	2,480
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,508
8.5% 11/15/18	3,486	4,878
Vodafone Group PLC:
2.875% 3/16/16	440	469
3.375% 11/24/15	1,000	1,077
5% 12/16/13	2,275	2,404
5.45% 6/10/19	6,000	7,302
		45,940
TOTAL TELECOMMUNICATION SERVICES		231,368
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 5.2% 6/1/41	$ 3,850	$ 4,910
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,966
AmerenUE 6.4% 6/15/17	2,959	3,552
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,518
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,912
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,296
8.875% 11/15/18	2,000	2,716
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,509
3.4% 9/1/21	1,000	1,097
5.8% 3/15/18	9,945	12,167
Consumers Energy Co. 2.85% 5/15/22	6,650	7,023
Detroit Edison Co. 2.65% 6/15/22	8,000	8,277
Duke Capital LLC 5.668% 8/15/14	2,036	2,195
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	5,209
6% 1/15/38	3,450	4,640
Duke Energy Corp. 3.95% 9/15/14	4,500	4,778
Edison International 3.75% 9/15/17	3,000	3,208
FirstEnergy Solutions Corp.:
4.8% 2/15/15	9,000	9,610
6.8% 8/15/39	3,500	3,770
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,838
Hydro-Quebec 1.375% 6/19/17	1,000	1,014
Mississippi Power Co. 4.25% 3/15/42	1,840	1,940
Nevada Power Co. 6.5% 8/1/18	1,555	1,949
Northern States Power Co.:
3.4% 8/15/42	2,000	1,979
5.25% 3/1/18	10,500	12,607
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	4,017
3.75% 8/15/42	5,900	5,841
5.4% 1/15/40	4,000	4,999
PacifiCorp 6% 1/15/39	6,193	8,570
Pennsylvania Electric Co. 6.05% 9/1/17	757	869
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,497
PPL Capital Funding, Inc. 4.2% 6/15/22	2,000	2,114
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,970
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.: - continued
6% 12/1/39	$ 3,200	$ 4,034
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,105
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,611
Southern California Edison Co. 4.5% 9/1/40	7,190	8,472
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,595
6.55% 5/15/36	5,500	7,842
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,985
6% 5/15/37	2,000	2,774
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,492
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,190
		195,657
Gas Utilities - 0.0%
ONEOK, Inc. 4.25% 2/1/22	1,200	1,286
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	516
		1,802
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,600
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,682
		9,282
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,378
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,359
5.5% 12/1/39	2,500	3,291
Delmarva Power & Light 4% 6/1/42	4,000	4,309
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,037
2.7606% 9/30/66 (e)	1,000	910
4.9% 8/1/41	2,000	2,374
7.5% 6/30/66 (e)	1,000	1,081
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,520
5.875% 10/1/12	2,893	2,904
6.5% 9/15/37	7,605	10,391
National Grid PLC 6.3% 8/1/16	1,463	1,690
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.25% 9/15/17	$ 835	$ 963
5.4% 7/15/14	1,334	1,434
5.45% 9/15/20	5,111	5,840
6.25% 12/15/40	2,453	3,064
6.4% 3/15/18	1,532	1,834
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,186
Sempra Energy:
6% 10/15/39	1,000	1,328
6.5% 6/1/16	3,000	3,578
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,476
		59,947
TOTAL UTILITIES		266,688
TOTAL NONCONVERTIBLE BONDS (Cost $3,100,374)		3,477,754
U.S. Government and Government Agency Obligations - 41.7%

U.S. Government Agency Obligations - 3.9%
Fannie Mae:
0.5% 8/9/13	9,861	9,888
0.875% 8/28/14	68,669	69,466
1.75% 2/22/13	22,745	22,913
3.625% 2/12/13	55,295	56,131
Federal Farm Credit Bank 3% 9/22/14	50,000	52,792
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,113
0.375% 1/29/14	20,085	20,122
1% 6/21/17	35,300	35,847
5% 11/17/17	33,300	40,464
Freddie Mac:
0.75% 3/28/13	31,355	31,452
1% 8/27/14	13,211	13,404
1% 6/29/17	2,660	2,694
1% 7/28/17	6,972	7,063
1% 9/29/17	32,075	32,402
1.75% 9/10/15	20,385	21,219
2.375% 1/13/22	13,000	13,672
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
3.75% 3/27/19	$ 2,300	$ 2,681
4.875% 6/13/18	66,960	81,733
6.25% 7/15/32	7,700	11,783
6.75% 3/15/31	26,000	41,106
Tennessee Valley Authority:
5.25% 9/15/39	20,000	26,609
5.375% 4/1/56	5,395	7,615
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		611,169
U.S. Treasury Obligations - 37.8%
U.S. Treasury Bonds:
2.75% 8/15/42	58,000	58,915
3% 5/15/42	11,860	12,694
3.5% 2/15/39	12,115	14,313
3.875% 8/15/40	30,080	37,821
4.25% 5/15/39	26,000	34,633
4.25% 11/15/40	811	1,083
4.375% 2/15/38	8,200	11,085
4.375% 11/15/39	100	136
4.375% 5/15/40	8,000	10,882
4.375% 5/15/41	57,765	78,732
4.5% 2/15/36	18,000	24,609
4.5% 5/15/38	15,000	20,672
4.5% 8/15/39	39,000	53,960
4.625% 2/15/40	21,500	30,335
4.75% 2/15/37	11,000	15,615
4.75% 2/15/41	54,830	79,007
5% 5/15/37	11,000	16,160
5.375% 2/15/31	71,300	105,179
6.25% 5/15/30	86,360	137,839
8.75% 5/15/17	8,000	11,042
8.875% 8/15/17	5,000	7,019
8.875% 2/15/19	6,960	10,471
9% 11/15/18	4,000	5,986
9.125% 5/15/18	3,000	4,408
U.S. Treasury Notes:
0.125% 9/30/13	26,600	26,580
0.125% 12/31/13	151,950	151,784
0.125% 7/31/14	83,940	83,776
0.25% 10/31/13	112,680	112,742
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 11/30/13	$ 152,110	$ 152,193
0.25% 1/31/14	81,560	81,605
0.25% 2/28/14	218,600	218,720
0.25% 3/31/14	72,750	72,781
0.25% 4/30/14	76,750	76,780
0.25% 5/31/14	26,740	26,753
0.25% 9/15/14	31,800	31,810
0.25% 12/15/14	240	240
0.25% 2/15/15	112,410	112,401
0.25% 5/15/15	34,110	34,091
0.25% 7/15/15	43,300	43,256
0.25% 8/15/15	76,900	76,804
0.375% 11/15/14	11,080	11,113
0.375% 3/15/15	6,040	6,057
0.375% 4/15/15	5,240	5,255
0.375% 6/15/15	56,410	56,569
0.5% 8/15/14	113,810	114,401
0.5% 7/31/17	74,960	74,661
0.625% 7/15/14	130,240	131,186
0.625% 5/31/17	60,000	60,206
0.75% 12/15/13	980	987
0.75% 6/15/14	72,190	72,861
0.875% 11/30/16	43,120	43,851
0.875% 12/31/16	12,063	12,262
0.875% 1/31/17	54,880	55,763
0.875% 2/28/17	109,294	111,070
0.875% 4/30/17	28,300	28,729
0.875% 7/31/19	16,680	16,556
1% 5/15/14	44,750	45,336
1% 8/31/16	100,010	102,252
1% 9/30/16	46,030	47,062
1% 10/31/16	86,750	88,675
1% 3/31/17	45,115	46,074
1% 6/30/19	22,010	22,051
1.125% 5/31/19	9,650	9,759
1.25% 3/15/14	330	335
1.25% 4/15/14	51,073	51,913
1.25% 8/31/15	76,590	78,750
1.25% 9/30/15	6,000	6,172
1.25% 10/31/15	39,660	40,813
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 4/30/19	$ 4,550	$ 4,643
1.375% 9/30/18	65,080	67,226
1.375% 2/28/19	98,500	101,455
1.5% 12/31/13	1,300	1,322
1.5% 6/30/16	86,270	89,835
1.5% 7/31/16	31,340	32,650
1.5% 8/31/18	110,180	114,682
1.5% 3/31/19	12,800	13,276
1.625% 8/15/22	119,360	120,143
1.75% 1/31/14	13,759	14,057
1.75% 3/31/14	950	973
1.75% 7/31/15	53,000	55,228
1.75% 5/31/16	13,840	14,533
1.75% 10/31/18	10	11
1.875% 2/28/14	1,660	1,701
1.875% 4/30/14	23,821	24,471
1.875% 6/30/15	60,900	63,626
1.875% 8/31/17	62,120	66,003
1.875% 9/30/17	16,100	17,104
1.875% 10/31/17	13,000	13,816
2% 4/30/16	49,100	51,985
2.125% 5/31/15	86,030	90,358
2.125% 12/31/15	18,710	19,811
2.125% 2/29/16	145,700	154,635
2.125% 8/15/21	90,750	96,493
2.25% 5/31/14	20,570	21,292
2.25% 3/31/16	54,000	57,611
2.25% 11/30/17	11,000	11,906
2.375% 2/28/15	9,084	9,560
2.5% 3/31/15	52,000	54,994
2.5% 4/30/15	50,580	53,567
2.625% 6/30/14	31,801	33,185
2.625% 7/31/14	11,830	12,368
2.625% 12/31/14	49,640	52,386
2.625% 2/29/16	13,600	14,671
2.625% 4/30/18	10,200	11,271
2.625% 8/15/20	141,000	156,455
2.625% 11/15/20	94,180	104,422
2.75% 11/30/16	25,000	27,383
2.75% 12/31/17	3,000	3,326
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3% 8/31/16	$ 12,402	$ 13,668
3% 9/30/16	22,000	24,269
3.125% 10/31/16	23,900	26,523
3.125% 5/15/21	50,876	58,476
3.25% 5/31/16	14,200	15,704
3.25% 12/31/16	25,000	27,951
3.375% 11/15/19	27,740	32,287
3.5% 2/15/18	4,000	4,600
3.5% 5/15/20	81,800	96,166
3.625% 8/15/19	10	12
3.625% 2/15/20	59,600	70,514
3.625% 2/15/21	39,800	47,337
3.875% 5/15/18	8,000	9,408
4% 2/15/14	11,600	12,234
4% 2/15/15	9,600	10,474
4% 8/15/18	22,000	26,168
4.125% 5/15/15	19,300	21,289
4.25% 11/15/13	12,007	12,587
4.25% 11/15/17	16,000	18,944
4.5% 5/15/17	13,000	15,376
4.625% 11/15/16	15,000	17,588
4.625% 2/15/17	14,000	16,536
4.75% 8/15/17	14,000	16,834
5.125% 5/15/16	13,100	15,374
TOTAL U.S. TREASURY OBLIGATIONS		5,890,384
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,110,250)		6,501,553
U.S. Government Agency - Mortgage Securities - 29.7%

Fannie Mae - 18.7%
2.299% 11/1/34 (e)	23,207	24,723
2.5% 12/1/26 to 8/1/27	32,665	33,956
2.5% 9/1/27 (d)	13,000	13,499
3% 3/1/27 to 4/1/42	13,494	14,247
3% 9/1/27 (d)	62,200	65,636
3% 9/1/27 (d)	70,500	74,394
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/27 (d)	$ 6,000	$ 6,331
3% 10/1/42 (d)	25,700	26,567
3.067% 4/1/41 (e)	17,056	17,803
3.5% 10/1/18 to 8/1/42	173,457	184,612
3.5% 9/1/27 (d)	6,000	6,379
3.5% 9/1/27 (d)	4,000	4,253
3.5% 7/1/42	238	255
3.5% 7/1/42	345	369
3.5% 8/1/42	442	472
3.5% 8/1/42	409	437
3.5% 9/1/42 (d)	179,800	190,644
3.5% 9/1/42 (d)	32,000	33,930
4% 8/1/18 to 4/1/42	438,205	471,638
4% 9/1/27 (d)	7,000	7,491
4% 9/1/27 (d)	2,000	2,140
4% 9/1/42 (d)	27,000	28,953
4% 9/1/42 (d)	29,200	31,312
4% 9/1/42 (d)	15,000	16,085
4% 9/1/42 (d)	4,000	4,289
4.476% 11/1/34 (e)	2,956	3,176
4.5% 4/1/18 to 11/1/41	463,299	503,393
4.5% 9/1/42 (d)	27,000	29,223
4.5% 9/1/42 (d)	35,300	38,207
4.5% 9/1/42 (d)	2,000	2,165
5% 2/1/14 to 4/1/41	356,289	390,163
5% 9/1/42 (d)	26,000	28,397
5% 9/1/42 (d)	1,500	1,638
5% 9/1/42 (d)	3,000	3,277
5.5% 8/1/14 to 6/1/40	260,573	286,378
5.5% 9/1/42 (d)	16,000	17,559
5.5% 9/1/42 (d)	2,000	2,195
6% 8/1/22 to 7/1/41	227,488	252,178
6% 9/1/42 (d)	1,000	1,102
6.5% 4/1/19 to 6/1/40	87,247	98,396
TOTAL FANNIE MAE		2,917,862
Freddie Mac - 3.9%
1.852% 3/1/36 (e)	9,914	10,352
2.354% 12/1/35 (e)	8,935	9,536
3.5% 4/1/42	70,700	74,840
4% 10/1/40 to 1/1/42	93,322	100,490
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 9/1/42 (d)	$ 21,300	$ 22,788
4.5% 6/1/25 to 10/1/41	155,657	168,211
4.506% 9/1/37 (e)	3,285	3,459
4.779% 3/1/35 (e)	7,572	8,041
5% 4/1/23 to 9/1/40	93,048	101,713
5.5% 3/1/34 to 12/1/39	94,234	103,079
6% 4/1/32 to 8/1/37	5,016	5,588
6.5% 8/1/36 to 12/1/37	3,092	3,474
11.75% 9/1/13	0*	0*
TOTAL FREDDIE MAC		611,571
Ginnie Mae - 7.1%
3.5% 3/15/39 to 7/15/42	36,965	40,059
3.5% 9/1/42 (d)	95,000	102,838
3.5% 9/1/42 (d)	22,000	23,815
4% 1/15/25 to 12/15/41	200,003	220,044
4% 9/1/42 (d)	3,000	3,291
4.5% 9/15/33 to 3/15/42	294,963	327,052
5% 3/15/39 to 9/15/41	187,049	209,935
5% 9/1/42 (d)	5,000	5,530
5.5% 10/15/35 to 12/20/41	79,366	88,726
5.5% 9/1/42 (d)	1,000	1,118
6% 5/20/34 to 12/15/40	51,066	57,612
6% 9/1/42 (d)	1,000	1,126
6.5% 8/20/36 to 2/15/39	21,598	24,573
TOTAL GINNIE MAE		1,105,719
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,475,352)		4,635,152
Asset-Backed Securities - 0.2%

Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,142
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,115
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,081
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,035
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	$ 6,000	$ 6,649
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	602	581
TOTAL ASSET-BACKED SECURITIES (Cost $24,415)		24,603
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	594
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (b)(e)	8	8
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	1,478	1,564
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	659
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	60
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,727)		2,885
Commercial Mortgage Securities - 1.9%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (e)	1,045	1,106
Series 2006-5:
Class A2, 5.317% 9/10/47	3,684	3,704
Class A3, 5.39% 9/10/47	1,768	1,876
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,772
Series 2007-4 Class A3, 5.7921% 2/10/51 (e)	1,246	1,296
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	73
Series 2007-3:
Class A3, 5.6612% 6/10/49 (e)	2,118	2,159
Class A4, 5.6612% 6/10/49 (e)	2,643	3,023
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,181
Series 2004-2 Class A4, 4.153% 11/10/38	1,357	1,395
Series 2005-1 Class A3, 4.877% 11/10/42	453	452
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	709
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	$ 3,939	$ 4,148
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(f)	2,176	88
Series 2007-5A, Class IO, 4.1484% 10/25/37 (b)(e)(f)	5,565	482
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7154% 6/11/40 (e)	16,612	19,460
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,679
Series 2006-T22 Class A4, 5.5391% 4/12/38 (e)	159	182
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,536
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,751
Series 2007-C6 Class A4, 5.7002% 12/10/49 (e)	9,950	11,617
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (e)	810	830
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,494
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,234	1,305
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (e)	1,268	1,363
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	552
COMM pass-thru certificates sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,687
Series 2007-C9 Class A4, 5.8111% 12/10/49 (e)	2,805	3,312
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,410
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,830
Series 2007-C3 Class A4, 5.6792% 6/15/39 (e)	10,213	11,275
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,704	3,751
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,282
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (b)(e)	4,524	3,585
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	579	604
Series 2006-C1 Class A3, 5.4157% 2/15/39 (e)	4,529	4,636
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3895% 2/15/22 (b)(e)	$ 480	$ 449
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	247
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	119	119
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,861
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (b)(e)	477	452
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,216	2,282
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,173
Series 2006-GG7:
Class A3, 5.8738% 7/10/38 (e)	529	528
Class A4, 5.8738% 7/10/38 (e)	10,980	12,675
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	284	288
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4914% 12/12/44 (e)	3,116	3,185
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	929
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	404	425
Class A3, 5.336% 5/15/47	529	598
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (e)	17,057	19,775
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (e)	2,781	2,864
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	6,208
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (e)	108	36
Class C, 5.7337% 2/12/49 (e)	283	59
Class D, 5.7337% 2/12/49 (e)	298	61
Series 2007-LDP10 Class ES, 5.5652% 1/15/49 (b)(e)	656	30
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8846% 7/15/44 (e)	3,327	3,911
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	172	172
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,082
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A3, 5.398% 2/15/40	$ 5,000	$ 5,220
Class A4, 5.424% 2/15/40	1,163	1,337
Series 2007-C2 Class A3, 5.43% 2/15/40	611	694
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,851
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,892
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (b)(e)	406	385
Class E, 0.5295% 9/15/21 (b)(e)	1,465	1,355
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.3733% 1/12/44 (b)(e)	1,103	725
Series 2006-C1 Class A2, 5.6141% 5/12/39 (e)	1,123	1,148
Series 2007-C1 Class A4, 5.8461% 6/12/50 (e)	4,800	5,416
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	3,174
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (e)	128	128
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	928	976
Series 2007-5:
Class A3, 5.364% 8/12/48	495	502
Class A4, 5.378% 8/12/48	51	56
Class B, 5.479% 8/12/48	3,804	934
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,226
Series 2007-7 Class A4, 5.7386% 6/12/50 (e)	4,438	4,853
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	4,360	4,493
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	317
Series 2007-8 Class A3, 5.9634% 8/12/49 (e)	1,094	1,248
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.4% 10/15/20 (b)(e)	728	659
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,199	1,214
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	642	676
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,676
Series 2006-IQ11:
Class A3, 5.6877% 10/15/42 (e)	390	396
Class A4, 5.7237% 10/15/42 (e)	380	431
Series 2006-T23 Class A3, 5.809% 8/12/41 (e)	647	672
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,146
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class E, 0.518% 9/15/21 (b)(e)	$ 252	$ 217
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	694	699
Series 2003-C8 Class A3, 4.445% 11/15/35	4,389	4,448
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,527
Series 2007-C30:
Class A3, 5.246% 12/15/43	404	409
Class A4, 5.305% 12/15/43	373	401
Class A5, 5.342% 12/15/43	1,357	1,502
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,615
Series 2007-C32 Class A3, 5.7418% 6/15/49 (e)	7,152	8,120
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(e)	602	601
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,171
Series 2005-C22:
Class B, 5.3564% 12/15/44 (e)	2,812	1,947
Class F, 5.3564% 12/15/44 (b)(e)	2,115	414
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,334
Series 2006-C25 Class AM, 5.7364% 5/15/43 (e)	664	723
Series 2007-C30 Class C, 5.483% 12/15/43 (e)	3,804	1,071
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9003% 2/15/51 (e)	839	974
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $211,997)		296,987
Municipal Securities - 0.8%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,400
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,512
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,341
7.55% 4/1/39	15,000	20,084
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,932
Series 2011:
4.511% 3/1/15	1,590	1,694
4.961% 3/1/16	2,830	3,080
5.365% 3/1/17	1,875	2,080
5.877% 3/1/19	3,500	3,913
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kaiser Foundation Hospitals 4.875% 4/1/42	$ 1,800	$ 2,076
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,413
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,500
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,642
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	7,002
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,967
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,262
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	11,715
TOTAL MUNICIPAL SECURITIES (Cost $105,883)		124,613
Foreign Government and Government Agency Obligations - 1.6%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	18,555
5.625% 1/7/41	13,000	16,803
6% 1/17/17	3,000	3,573
Canadian Government:
0.875% 2/14/17	2,200	2,225
2.375% 9/10/14	3,000	3,129
Chilean Republic 3.25% 9/14/21	9,000	9,712
Export Development Canada 1.25% 10/26/16	4,000	4,116
Hydro-Quebec 2% 6/30/16	7,310	7,657
Israeli State 4% 6/30/22	7,000	7,315
Italian Republic:
3.125% 1/26/15	16,000	15,722
6.875% 9/27/23	6,000	6,283
Korean Republic 7.125% 4/16/19	6,650	8,574
Manitoba Province:
1.3% 4/3/17	3,420	3,505
2.1% 9/6/22	1,900	1,925
New Brunswick Province 2.75% 6/15/18	4,350	4,694
Ontario Province:
0.95% 5/26/15	17,000	17,192
4% 10/7/19	15,000	17,354
Polish Government:
3.875% 7/16/15	4,350	4,671
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Polish Government: - continued
5% 10/19/15	$ 3,050	$ 3,389
5% 3/23/22	14,500	16,693
Province of British Columbia:
1.2% 4/25/17	6,400	6,545
2.1% 5/18/16	1,200	1,266
Province of Quebec 2.75% 8/25/21	20,000	21,103
South African Republic:
5.875% 5/30/22	1,900	2,344
6.875% 5/27/19	5,700	7,211
United Mexican States:
3.625% 3/15/22	3,000	3,263
4.75% 3/8/44	1,250	1,403
5.125% 1/15/20	23,500	28,024
6.05% 1/11/40	6,000	8,025
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $230,600)		252,271
Supranational Obligations - 0.9%

African Development Bank euro 3% 5/27/14	5,000	5,227
Asian Development Bank 2.75% 5/21/14	30,000	31,260
European Investment Bank:
1.625% 3/15/13	3,000	3,020
2.875% 1/15/15	5,000	5,270
3.125% 6/4/14	72,000	75,294
Inter-American Development Bank 3.875% 9/17/19	5,000	5,928
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,053
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $123,570)		130,052
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,144)	1,725	1,899
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (a) (Cost $938,374)	938,373,636	$ 938,374
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $3,249)	$ 3,249	3,249
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $15,326,935)		16,389,392
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(792,936)
NET ASSETS - 100%		$ 15,596,456
TBA Sale Commitments
Principal Amount (000s)
Ginnie Mae
5% 9/1/42 (Proceeds $1,106)	$ (1,000)	(1,106)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,293,000 or 0.5% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than 1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,249,000 due 9/04/12 at 0.19%
Barclays Capital, Inc.	$ 901
Merrill Lynch, Pierce, Fenner & Smith, Inc.	653
UBS Securities LLC	1,695
$ 3,249
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 723
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,477,754	$ -	$ 3,477,754	$ -
U.S. Government and Government Agency Obligations	6,501,553	-	6,501,553	-
U.S. Government Agency - Mortgage Securities	4,635,152	-	4,635,152	-
Asset-Backed Securities	24,603	-	24,022	581
Collateralized Mortgage Obligations	2,885	-	2,231	654
Commercial Mortgage Securities	296,987	-	288,607	8,380
Municipal Securities	124,613	-	124,613	-
Foreign Government and Government Agency Obligations	252,271	-	252,271	-
Supranational Obligations	130,052	-	130,052	-
Preferred Securities	1,899	-	1,899	-
Money Market Funds	938,374	938,374	-	-
Cash Equivalents	3,249	-	3,249	-
Total Investments in Securities:	$ 16,389,392	$ 938,374	$ 15,441,403	$ 9,615
Other Financial Instruments:
TBA Sale Commitments	$ (1,106)	$ -	$ (1,106)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $3,249) - See accompanying schedule: Unaffiliated issuers (cost $14,388,561)	$ 15,451,018
Fidelity Central Funds (cost $938,374)	938,374
Total Investments (cost $15,326,935)		$ 16,389,392
Receivable for investments sold, regular delivery		125,081
Receivable for TBA sale commitments		1,106
Receivable for fund shares sold		42,040
Interest receivable		78,403
Distributions receivable from Fidelity Central Funds		127
Receivable from investment adviser for expense reductions		208
Other receivables		50
Total assets		16,636,407

Liabilities
Payable for investments purchased Regular delivery	$ 224,690
Delayed delivery	795,426
TBA sale commitments, at value	1,106
Payable for fund shares redeemed	16,277
Distributions payable	441
Accrued management fee	644
Other affiliated payables	1,316
Other payables and accrued expenses	51
Total liabilities		1,039,951

Net Assets		$ 15,596,456
Net Assets consist of:
Paid in capital		$ 14,503,736
Undistributed net investment income		8,359
Accumulated undistributed net realized gain (loss) on investments		21,904
Net unrealized appreciation (depreciation) on investments		1,062,457
Net Assets		$ 15,596,456

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($5,980,947 ÷ 496,962 shares)	$ 12.04

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($4,264,642 ÷ 354,381 shares)	$ 12.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,120,714 ÷ 259,321 shares)	$ 12.03

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($868,909 ÷ 72,204 shares)	$ 12.03

Class F: Net Asset Value, offering price and redemption price per share ($1,361,244 ÷ 113,118 shares)	$ 12.03

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Dividends		$ 140
Interest		390,730
Income from Fidelity Central Funds		723
Total income		391,593

Expenses
Management fee	$ 6,823
Transfer agent fees	14,681
Independent trustees' compensation	48
Miscellaneous	37
Total expenses before reductions	21,589
Expense reductions	(1,300)	20,289
Net investment income (loss)		371,304
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		114,525
Change in net unrealized appreciation (depreciation) on: Investment securities	306,838
Delayed delivery commitments	(595)
Total change in net unrealized appreciation (depreciation)		306,243
Net gain (loss)		420,768
Net increase (decrease) in net assets resulting from operations		$ 792,072

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 371,304	$ 346,772
Net realized gain (loss)	114,525	102,576
Change in net unrealized appreciation (depreciation)	306,243	32,312
Net increase (decrease) in net assets resulting from operations	792,072	481,660
Distributions to shareholders from net investment income	(362,338)	(337,680)
Distributions to shareholders from net realized gain	(69,099)	(75,325)
Total distributions	(431,437)	(413,005)
Share transactions - net increase (decrease)	3,174,265	541,069
Total increase (decrease) in net assets	3,534,900	609,724

Net Assets
Beginning of period	12,061,556	11,451,832
End of period (including undistributed net investment income of $8,359 and undistributed net investment income of $7,340, respectively)	$ 15,596,456	$ 12,061,556

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76
Income from Investment Operations
Net investment income (loss) B	.312	.351	.373	.445	.503
Net realized and unrealized gain (loss)	.358	.137	.613	.325	(.012)
Total from investment operations	.670	.488	.986	.770	.491
Distributions from net investment income	(.305)	(.342)	(.366)	(.450)	(.521)
Distributions from net realized gain	(.065)	(.076)	-	-	-
Total distributions	(.370)	(.418)	(.366)	(.450)	(.521)
Net asset value, end of period	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73
Total Return A	5.82%	4.32%	9.10%	7.39%	4.61%
Ratios to Average Net Assets C, E
Expenses before reductions	.22%	.28%	.36%	.45%	.48%
Expenses net of fee waivers, if any	.22%	.27%	.32%	.32%	.32%
Expenses net of all reductions	.22%	.27%	.32%	.32%	.32%
Net investment income (loss)	2.63%	3.06%	3.32%	4.16%	4.64%
Supplemental Data
Net assets, end of period (in millions)	$ 5,981	$ 7,287	$ 11,355	$ 10,281	$ 8,954
Portfolio turnover rate D	100%	106%	165%	231% F	151%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended August 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.321	.115
Net realized and unrealized gain (loss)	.349	.301
Total from investment operations	.670	.416
Distributions from net investment income	(.315)	(.116)
Distributions from net realized gain	(.065)	-
Total distributions	(.380)	(.116)
Net asset value, end of period	$ 12.03	$ 11.74
Total Return B, C	5.82%	3.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17% A
Expenses net of fee waivers, if any	.12%	.17% A
Expenses net of all reductions	.12%	.17% A
Net investment income (loss)	2.73%	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,265	$ 1,533
Portfolio turnover rate F	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.329	.118
Net realized and unrealized gain (loss)	.349	.302
Total from investment operations	.678	.420
Distributions from net investment income	(.323)	(.120)
Distributions from net realized gain	(.065)	-
Total distributions	(.388)	(.120)
Net asset value, end of period	$ 12.03	$ 11.74
Total Return B, C	5.89%	3.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07% A
Expenses net of all reductions	.07%	.07% A
Net investment income (loss)	2.78%	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,121	$ 1,926
Portfolio turnover rate F	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended August 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.331	.118
Net realized and unrealized gain (loss)	.349	.303
Total from investment operations	.680	.421
Distributions from net investment income	(.325)	(.121)
Distributions from net realized gain	(.065)	-
Total distributions	(.390)	(.121)
Net asset value, end of period	$ 12.03	$ 11.74
Total Return B, C	5.91%	3.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	2.80%	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 869	$ 682
Portfolio turnover rate F	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.331	.365	.359
Net realized and unrealized gain (loss)	.349	.139	.542
Total from investment operations	.680	.504	.901
Distributions from net investment income	(.325)	(.358)	(.351)
Distributions from net realized gain	(.065)	(.076)	-
Total distributions	(.390)	(.434)	(.351)
Net asset value, end of period	$ 12.03	$ 11.74	$ 11.67
Total Return B, C	5.91%	4.47%	8.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.12%	.22% A
Expenses net of fee waivers, if any	.05%	.12%	.22% A
Expenses net of all reductions	.05%	.12%	.22% A
Net investment income (loss)	2.80%	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,361	$ 634	$ 97
Portfolio turnover rate F	100%	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, in-kind transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,010,749
Gross unrealized depreciation	(3,589)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,007,160

Tax Cost	$ 15,382,232

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 31,268
Undistributed long-term capital gain	$ 54,344
Net unrealized appreciation (depreciation)	$ 1,007,159

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 382,677	$ 339,669
Long-term Capital Gains	48,760	73,336
Total	$ 431,437	$ 413,005

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

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4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,281,697 and $420,714, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 10,707
Fidelity Advantage Class	3,432
Institutional Class	542
$ 14,681

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $112.

9. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions - continued

assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2013.

	Expense Limitations	Reimbursement from adviser
Fidelity Advantage Class	.11%	$ 1,298

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011 A
From net investment income
Investor Class	$ 167,706	$ 303,648
Fidelity Advantage Class	74,362	8,777
Institutional Class	73,422	9,197
Fidelity Advantage Institutional Class	21,433	3,164
Class F	25,415	12,894
Total	$ 362,338	$ 337,680
From net realized gain
Investor Class	$ 38,973	$ 73,706
Fidelity Advantage Class	9,226	-
Institutional Class	13,119	-
Fidelity Advantage Institutional Class	4,052	-
Class F	3,729	1,619
Total	$ 69,099	$ 75,325

A Distributions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011 A	2012	2011 A
Investor Class
Shares sold	219,227	275,359	$ 2,590,861	$ 3,161,122
Reinvestment of distributions	17,223	32,181	203,302	369,327
Shares redeemed	(360,325)	(659,966)	(4,255,158)	(7,593,927)
Net increase (decrease)	(123,875)	(352,426)	$ (1,460,995)	$ (4,063,478)
Fidelity Advantage Class
Shares sold	295,544	135,511	$ 3,495,741	$ 1,566,401
Reinvestment of distributions	6,745	698	79,928	8,115
Shares redeemed	(78,535)	(5,582)	(930,374)	(64,717)
Net increase (decrease)	223,754	130,627	$ 2,645,295	$ 1,509,799
Institutional Class
Shares sold	140,043	170,966	$ 1,653,379	$ 1,981,134
Reinvestment of distributions	7,321	790	86,541	9,197
Shares redeemed	(52,167)	(7,632)	(616,935)	(88,922)
Net increase (decrease)	95,197	164,124	$ 1,122,985	$ 1,901,409
Fidelity Advantage Institutional Class
Shares sold	31,349	60,598	$ 370,990	$ 701,033
Reinvestment of distributions	2,157	271	25,485	3,164
Shares redeemed	(19,376)	(2,795)	(229,498)	(32,564)
Net increase (decrease)	14,130	58,074	$ 166,977	$ 671,633
Class F
Shares sold	72,364	52,176	$ 856,804	$ 597,198
Reinvestment of distributions	2,462	1,263	29,144	14,513
Shares redeemed	(15,698)	(7,767)	(185,945)	(90,005)
Net increase (decrease)	59,128	45,672	$ 700,003	$ 521,706

A Share transactions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Spartan U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan U.S. Bond Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Investor Class	10/15/12	10/12/12	$0.073
Fidelity Advantage Class	10/15/12	10/12/12	$0.073

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $57,428,770 or, if subsequently determined to be different, the net capital gain of such year.

A total of 22.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $223,607,243 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UBI-UANN-1012
1.790916.109

Spartan®

U.S. Bond Index
Fund

Class F

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets,as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class F A	5.91%	6.30%	5.31%

A The initial offering of Class F shares took place on September 24, 2009. Returns prior to September 24, 2009 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Class F on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. The initial offering of Class F took place on September 24, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Comments from Curtis Hollingsworth, Co-Portfolio Manager of Spartan® U.S. Bond Index Fund, and Alan Bembenek, who was named Co-Portfolio Manager on March 1, 2012: For the year, the fund's Class F shares performed roughly in line with the Barclays® U.S. Aggregate Bond Index. (For specific class level returns, please see the performance section of this update.) For much of the period, U.S. investment-grade bonds were bolstered by a favorable interest rate backdrop, as the Federal Reserve kept rates anchored in the 0% to 0.25% range. Furthermore, the central bank extended the duration of its zero-interest-rate policy on several occasions, ultimately pledging not to raise rates until the end of 2014 at the earliest. Two rounds of bond purchases by the Fed, totaling $2.3 trillion, and muted inflation also buoyed investor sentiment. In terms of the various segments that comprise the index, commercial mortgage-backed securities led the way, with a gain of 10.32%. Investment-grade credit rose 9.70% on investors' appetite for yield and continued strength of U.S. corporations. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, mainly due to their underperformance during periods when improved global economic data tempered demand for more-rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities returned 3.83% and 2.91%, respectively.

In keeping with the fund's investment objective, our goal is to produce monthly returns, before expenses, that match the monthly returns of the Barclays index as closely as possible. We use a method known as "stratified sampling," or investing in representative securities to construct a portfolio that approximately mirrors the structure of the index, in terms of sector weightings, maturity distribution and credit quality. We manage the portfolio so that it matches the index in terms of overall sensitivity to changes in interest rates and the yield curve.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Investor Class	.22%
Actual		$ 1,000.00	$ 1,030.10	$ 1.12
HypotheticalA		$ 1,000.00	$ 1,024.03	$ 1.12
Fidelity Advantage Class	.11%
Actual		$ 1,000.00	$ 1,030.70	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .56
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,030.90	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,031.00	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,031.00	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 71.4%	U.S. Government and U.S. Government Agency Obligations 72.6%
AAA 3.5%	AAA 3.2%
AA 3.6%	AA 5.3%
A 10.4%	A 8.8%
BBB 10.1%	BBB 8.7%
BB and Below 0.0%†	BB and Below 0.1%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 0.9%	Short-Term Investments and Net Other Assets (Liabilities) 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	6.2	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.8	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Corporate Bonds 22.3%		Corporate Bonds 20.6%
	U.S. Government and U.S. Government Agency Obligations 71.4%		U.S. Government and U.S. Government Agency Obligations 72.6%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.2%
	CMOs and Other Mortgage Related Securities 1.9%		CMOs and Other Mortgage Related Securities 2.3%
	Municipal Bonds 0.8%		Municipal Bonds 0.8%
	Other Investments 2.5%		Other Investments 2.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Foreign investments	7.9%	** Foreign investments	6.6%

† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/11	$ 2,000	$ 2,625
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,808
6.3% 3/1/38	7,045	10,283
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,167
5.3% 9/15/19	2,000	2,344
		17,602
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,417
Comcast Corp.:
3.125% 7/15/22	3,000	3,135
4.65% 7/15/42	4,000	4,272
4.95% 6/15/16	1,862	2,119
5.7% 5/15/18	2,940	3,557
5.7% 7/1/19	8,500	10,312
6.4% 3/1/40	1,000	1,316
6.55% 7/1/39	3,000	3,994
6.95% 8/15/37	6,700	9,113
COX Communications, Inc. 4.625% 6/1/13	4,425	4,557
Discovery Communications LLC 5.05% 6/1/20	3,200	3,733
NBCUniversal Media LLC:
3.65% 4/30/15	2,248	2,407
6.4% 4/30/40	3,000	3,893
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,297
News America, Inc.:
5.3% 12/15/14	868	954
5.65% 8/15/20	1,000	1,199
6.15% 3/1/37	3,955	4,806
6.9% 3/1/19	2,110	2,669
6.9% 8/15/39	2,000	2,600
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,575
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,952
5.85% 5/1/17	5,801	6,875
6.2% 7/1/13	2,302	2,408
6.75% 7/1/18	1,162	1,454
7.3% 7/1/38	4,000	5,466
8.75% 2/14/19	2,368	3,207
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
3.15% 7/15/15	$ 5,000	$ 5,310
4% 1/15/22	1,000	1,097
5.875% 11/15/16	2,131	2,523
6.5% 11/15/36	5,724	7,159
Viacom, Inc.:
4.375% 9/15/14	2,000	2,143
5.625% 9/15/19	1,000	1,196
6.125% 10/5/17	5,420	6,538
6.75% 10/5/37	1,865	2,480
Walt Disney Co.:
1.125% 2/15/17	2,760	2,789
2.55% 2/15/22	2,810	2,893
5.5% 3/15/19	2,000	2,430
		144,845
Multiline Retail - 0.1%
Target Corp.:
3.875% 7/15/20	3,000	3,406
4% 7/1/42	7,000	7,266
5.875% 7/15/16	2,100	2,490
7% 1/15/38	3,100	4,621
		17,783
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	5,500	5,788
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,426
5.875% 12/16/36	4,700	6,268
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,486
4.625% 4/15/20	2,000	2,307
4.65% 4/15/42	6,500	7,039
5.8% 4/15/40	2,000	2,556
Staples, Inc. 9.75% 1/15/14	10,000	11,169
		53,039
TOTAL CONSUMER DISCRETIONARY		235,894
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.8%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	$ 4,073	$ 5,758
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	8,042
2.5% 7/15/22	8,625	8,766
4.125% 1/15/15	5,700	6,172
5.375% 1/15/20	1,500	1,833
8.2% 1/15/39	2,800	4,694
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,732
5.2% 1/30/13	1,028	1,048
5.75% 10/23/17	5,185	6,357
Fortune Brands, Inc. 5.875% 1/15/36	10,000	11,965
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,871
3.6% 8/13/42	3,000	3,002
4.875% 11/1/40	2,300	2,799
7.9% 11/1/18	6,000	8,130
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,883
3.15% 11/15/20	3,700	4,034
		89,086
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	7,618
6.125% 9/15/39	1,000	1,322
Kroger Co. 3.9% 10/1/15	9,000	9,789
Safeway, Inc. 5% 8/15/19	1,000	1,021
Wal-Mart Stores, Inc.:
2.8% 4/15/16	6,700	7,195
3.2% 5/15/14	10,000	10,484
5.625% 4/1/40	2,000	2,706
5.625% 4/15/41	4,600	6,229
6.5% 8/15/37	8,275	12,052
		58,416
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,745
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,308
General Mills, Inc. 5.65% 2/15/19	13,501	16,326
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kellogg Co.:
3.125% 5/17/22	$ 1,875	$ 1,968
3.25% 5/21/18	2,800	3,065
4.45% 5/30/16	2,000	2,229
Kraft Foods Group, Inc.:
3.5% 6/6/22 (b)	3,750	3,975
5% 6/4/42 (b)	2,825	3,219
Kraft Foods, Inc.:
6% 2/11/13	7,895	8,076
6.125% 2/1/18	5,497	6,689
6.75% 2/19/14	535	582
6.875% 2/1/38	5,250	7,199
		62,381
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	5,310
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,182
2.3% 2/6/22	4,700	4,819
3.15% 9/1/15	4,500	4,854
		20,165
Tobacco - 0.3%
Altria Group, Inc.:
4.25% 8/9/42	9,780	9,559
9.7% 11/10/18	6,065	8,708
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,901
4.5% 3/26/20	2,000	2,335
4.875% 5/16/13	8,937	9,212
5.65% 5/16/18	6,789	8,299
6.375% 5/16/38	1,450	2,027
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,512
7.25% 6/15/37	7,220	9,260
		57,813
TOTAL CONSUMER STAPLES		287,861
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	$ 2,000	$ 2,476
Halliburton Co.:
6.15% 9/15/19	2,000	2,485
7.45% 9/15/39	1,500	2,365
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,774
3.05% 3/1/16	1,020	1,067
4.625% 3/1/21	1,340	1,460
5.25% 3/15/42	3,100	3,331
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,798
5.15% 3/15/13	2,255	2,303
7% 3/15/38	5,580	6,299
		28,358
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	2,434
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,382
6.45% 9/15/36	2,675	3,306
Apache Corp. 5.1% 9/1/40	3,000	3,606
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,108
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,539
5.7% 5/15/17	1,148	1,361
6.25% 3/15/38	6,850	8,938
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,739
6.75% 11/15/39	2,000	2,688
ConocoPhillips:
4.6% 1/15/15	3,000	3,286
5.75% 2/1/19	2,902	3,602
6.5% 2/1/39	7,529	10,872
Devon Energy Corp. 5.625% 1/15/14	2,321	2,476
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,061
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,288
5.875% 12/15/16	1,000	1,161
6.5% 4/15/18	1,000	1,206
Encana Corp.:
3.9% 11/15/21	4,900	5,052
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Encana Corp.: - continued
6.5% 2/1/38	$ 5,000	$ 5,921
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,074
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	10,187
4.85% 8/15/42	2,500	2,598
5.6% 10/15/14	1,937	2,122
5.65% 4/1/13	690	707
5.7% 2/15/42	2,000	2,308
6.65% 4/15/18	2,000	2,463
7.55% 4/15/38	2,000	2,694
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,224
Hess Corp. 5.6% 2/15/41	3,400	3,868
Kinder Morgan Energy Partners LP:
3.95% 9/1/22	7,000	7,435
5% 12/15/13	5,000	5,253
5.625% 9/1/41	1,000	1,106
6.55% 9/15/40	3,000	3,652
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,607
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,061
5.125% 3/1/21	1,000	1,150
6.5% 3/1/41	1,000	1,222
Nexen, Inc.:
5.2% 3/10/15	900	980
5.875% 3/10/35	3,710	4,291
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,062
2.7% 2/15/23	6,000	6,176
3.125% 2/15/22	2,000	2,148
Petro-Canada:
6.05% 5/15/18	3,650	4,450
6.8% 5/15/38	8,445	11,455
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	8,652
6.75% 1/27/41	3,650	4,537
7.875% 3/15/19	12,228	15,162
Petroleos Mexicanos:
4.875% 1/24/22 (b)	18,010	20,216
5.5% 6/27/44 (b)	1,000	1,088
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 5.875% 5/1/42 (b)	$ 9,500	$ 11,230
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,162
5.75% 1/15/20	1,000	1,201
6.125% 1/15/17	1,795	2,129
6.65% 1/15/37	2,795	3,587
Shell International Finance BV:
1.125% 8/21/17	1,375	1,382
1.875% 3/25/13	7,000	7,060
2.375% 8/21/22	3,000	3,038
6.375% 12/15/38	4,200	6,136
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,306
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,577
5.1% 8/17/40	2,000	2,532
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,755
6.85% 6/1/39	2,000	2,736
Talisman Energy, Inc.:
5.5% 5/15/42	7,300	8,035
5.85% 2/1/37	5,000	5,629
Total Capital International SA:
1.55% 6/28/17	5,000	5,081
2.875% 2/17/22	4,175	4,384
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	5,087
3.4% 6/1/15	1,000	1,073
6.1% 6/1/40	6,700	9,290
Transcontinental Gas Line LLC 4.45% 8/1/42 (b)	7,750	8,070
Valero Energy Corp. 6.625% 6/15/37	5,420	6,552
Western Gas Partners LP 4% 7/1/22	3,000	3,064
Williams Partners LP 3.35% 8/15/22	2,800	2,847
XTO Energy, Inc.:
5% 1/31/15	1,733	1,924
5.65% 4/1/16	1,189	1,398
		341,239
TOTAL ENERGY		369,597
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 8.7%
Capital Markets - 1.2%
Bear Stearns Companies, Inc. 5.3% 10/30/15	$ 1,159	$ 1,294
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,055
4.25% 5/24/21	6,500	7,324
Goldman Sachs Group, Inc.:
3.3% 5/3/15	2,225	2,297
3.625% 2/7/16	5,000	5,184
3.7% 8/1/15	7,848	8,222
5.125% 1/15/15	1,500	1,603
5.25% 7/27/21	4,500	4,788
5.625% 1/15/17	7,000	7,586
5.75% 1/24/22	4,300	4,748
6% 6/15/20	1,650	1,847
6.15% 4/1/18	1,951	2,219
6.25% 2/1/41	2,000	2,237
6.75% 10/1/37	14,510	15,128
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,069
Lazard Group LLC:
6.85% 6/15/17	3,804	4,291
7.125% 5/15/15	1,364	1,497
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,568
6.875% 4/25/18	6,991	8,156
Morgan Stanley:
2.875% 1/24/14	5,000	5,047
2.875% 7/28/14	1,000	1,015
4.2% 11/20/14	7,250	7,437
4.75% 4/1/14	4,287	4,413
5.45% 1/9/17	236	248
5.5% 7/28/21	3,400	3,488
5.625% 9/23/19	2,000	2,071
5.75% 1/25/21	5,000	5,166
5.95% 12/28/17	5,745	6,147
6% 5/13/14	3,242	3,428
6% 4/28/15	5,666	6,036
6.375% 7/24/42	2,900	2,942
6.625% 4/1/18	5,055	5,583
7.3% 5/13/19	3,000	3,385
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,822
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Royal Bank of Scotland PLC: - continued
4.875% 3/16/15	$ 5,000	$ 5,309
6.125% 1/11/21	3,700	4,241
State Street Corp. 2.875% 3/7/16	3,340	3,574
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	10,064
2.3% 7/28/16	1,000	1,046
5.45% 5/15/19	2,000	2,380
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,318
3.875% 1/15/15	2,000	2,108
5.75% 4/25/18	1,700	1,966
5.875% 12/20/17	3,500	4,075
		188,422
Commercial Banks - 2.4%
African Development Bank 1.125% 3/15/17	1,300	1,330
American Express Bank FSB 6% 9/13/17	615	745
Asian Development Bank 1.125% 3/15/17	5,000	5,119
Bank of America NA:
5.3% 3/15/17	3,500	3,810
6% 10/15/36	2,419	2,731
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,141
4.375% 1/13/21	1,000	1,159
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,907
5.2% 7/10/14	2,000	2,120
BB&T Corp.:
1.6% 8/15/17	5,700	5,790
2.05% 4/28/14	2,000	2,044
BNP Paribas:
2.125% 12/21/12	2,000	2,004
3.6% 2/23/16	10,380	10,865
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,011
Comerica, Inc. 3% 9/16/15	1,268	1,332
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,681
4.375% 6/15/22	8,850	9,637
Council of Europe Development Bank 2.625% 2/16/16	4,250	4,497
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch:
2.2% 1/14/14	$ 7,948	$ 8,057
6% 2/15/18	15,651	17,383
European Bank for Reconstruction and Development:
1.625% 9/3/15	4,750	4,912
2.5% 3/15/16	3,800	4,050
European Investment Bank:
1.625% 6/15/17	4,640	4,796
1.75% 3/15/17	5,000	5,178
2.875% 9/15/20	9,000	9,634
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,314
5% 4/11/22	6,170	7,060
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,716
3.625% 1/25/16	2,000	2,152
4.5% 6/1/18	824	894
8.25% 3/1/38	2,079	2,907
Fifth Third Bank 4.75% 2/1/15	3,422	3,648
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,570
5.1% 4/5/21	2,800	3,223
6.5% 9/15/37	10,000	11,830
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,912
1.125% 3/15/17	17,100	17,542
3% 4/22/14	7,700	8,032
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,164
1% 9/15/16	9,000	9,180
2.375% 5/26/15	12,300	12,981
JPMorgan Chase Bank 6% 10/1/17	7,075	8,331
KeyBank NA 5.8% 7/1/14	1,109	1,188
KeyCorp. 3.75% 8/13/15	7,000	7,538
PNC Funding Corp.:
2.7% 9/19/16	11,300	12,046
6.7% 6/10/19	2,500	3,158
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,024
4.5% 1/11/21	1,000	1,102
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Rabobank (Netherlands) NV: - continued
5.25% 5/24/41	$ 3,000	$ 3,542
Regions Bank 7.5% 5/15/18	2,000	2,330
Royal Bank of Canada 2.3% 7/20/16	5,500	5,768
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,265
2.5% 7/14/16	1,200	1,271
U.S. Bancorp:
3.15% 3/4/15	5,000	5,291
4.125% 5/24/21	3,000	3,407
UnionBanCal Corp. 5.25% 12/16/13	656	687
Wachovia Bank NA 6.6% 1/15/38	10,000	13,633
Wachovia Corp.:
5.5% 5/1/13	14,000	14,459
5.625% 10/15/16	3,367	3,877
5.75% 6/15/17	2,905	3,467
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,046
2.1% 5/8/17	2,725	2,814
5.625% 12/11/17	5,972	7,153
Westpac Banking Corp.:
1.85% 12/9/13	9,800	9,923
2% 8/14/17	5,000	5,053
4.875% 11/19/19	3,700	4,176
		365,607
Consumer Finance - 1.5%
American Express Co.:
7.25% 5/20/14	1,500	1,660
8.15% 3/19/38	8,500	13,754
American Express Credit Corp. 2.75% 9/15/15	5,000	5,278
Capital One Bank (USA) NA 8.8% 7/15/19	2,020	2,624
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,490
7.375% 5/23/14	1,578	1,742
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,185
2.75% 6/24/15	1,500	1,585
2.85% 6/1/22	4,000	4,172
Discover Financial Services:
5.2% 4/27/22	1,000	1,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
6.45% 6/12/17	$ 2,263	$ 2,564
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,751
2.75% 5/15/15	11,400	11,548
3% 6/12/17	3,000	3,011
4.25% 2/3/17	7,600	7,953
5.875% 8/2/21	11,375	12,563
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,442
2.95% 5/9/16	11,691	12,348
3.5% 6/29/15	12,081	12,875
4.65% 10/17/21	7,000	7,997
5.625% 9/15/17	7,044	8,324
5.625% 5/1/18	15,000	17,766
5.875% 1/14/38	4,000	4,864
6.375% 11/15/67 (e)	9,000	9,484
6.875% 1/10/39	4,000	5,476
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,240
John Deere Capital Corp.:
1.6% 3/3/14	8,400	8,536
2.25% 4/17/19	10,250	10,711
2.8% 1/27/23	5,000	5,172
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,009
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,779
1% 2/17/15	1,600	1,616
2.05% 1/12/17	9,000	9,373
		225,956
Diversified Financial Services - 2.2%
Bank of America Corp.:
4.5% 4/1/15	16,765	17,834
5% 5/13/21	4,000	4,302
5.7% 1/24/22	6,250	7,073
5.75% 12/1/17	5,855	6,547
5.875% 1/5/21	6,640	7,468
6.5% 8/1/16	15,000	17,108
BP Capital Markets PLC:
3.125% 10/1/15	2,500	2,674
3.245% 5/6/22	7,750	8,261
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC: - continued
3.875% 3/10/15	$ 2,000	$ 2,156
4.5% 10/1/20	2,000	2,328
4.75% 3/10/19	1,000	1,162
Capital One Capital V 10.25% 8/15/39	3,557	3,664
Capital One Capital VI 8.875% 5/15/40	1,000	1,024
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,816
2.65% 3/2/15	13,899	14,174
3.953% 6/15/16	1,450	1,530
4.75% 5/19/15	15,244	16,365
5.875% 1/30/42	4,500	5,293
6.125% 5/15/18	5,731	6,647
6.5% 8/19/13	6,095	6,410
8.125% 7/15/39	8,000	11,741
8.5% 5/22/19	2,000	2,560
CME Group, Inc. 5.75% 2/15/14	501	537
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,095
3.875% 8/18/14	5,000	5,257
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,546
6.375% 5/15/38	7,218	10,407
International Finance Corp.:
2.25% 4/11/16	5,700	5,950
2.75% 4/20/15	6,625	7,019
JPMorgan Chase & Co.:
2% 8/15/17	7,000	7,055
3.15% 7/5/16	1,500	1,588
3.4% 6/24/15	10,710	11,331
3.7% 1/20/15	5,000	5,304
4.35% 8/15/21	2,000	2,193
4.5% 1/24/22	13,000	14,446
4.625% 5/10/21	1,500	1,679
5.5% 10/15/40	5,700	6,845
5.6% 7/15/41	1,500	1,842
6.3% 4/23/19	10,000	12,210
KfW:
1% 1/12/15	38,700	39,219
1.875% 1/14/13	3,100	3,117
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
KfW: - continued
4% 1/27/20	$ 3,000	$ 3,496
4.875% 6/17/19	25,000	30,499
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,002
3.875% 9/16/15	4,000	4,357
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,839
TECO Finance, Inc. 4% 3/15/16	2,875	3,117
		346,087
Insurance - 1.0%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,726
Allstate Corp.:
5.95% 4/1/36	3,100	3,991
6.2% 5/16/14	4,000	4,369
7.45% 5/16/19	3,000	3,927
American International Group, Inc.:
3.65% 1/15/14	3,700	3,798
3.8% 3/22/17	16,400	17,359
4.875% 9/15/16	5,400	5,920
4.875% 6/1/22	9,000	9,817
5.05% 10/1/15	3,000	3,260
5.85% 1/16/18	2,000	2,293
6.4% 12/15/20	2,900	3,448
8.25% 8/15/18	4,000	5,047
Aon Corp. 3.125% 5/27/16	8,000	8,450
Assurant, Inc. 5.625% 2/15/14	1,894	1,979
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	595
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,372
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,109
Marsh & McLennan Companies, Inc. 2.3% 4/1/17	5,000	5,046
MetLife, Inc.:
2.375% 2/6/14	3,000	3,070
4.125% 8/13/42	3,900	3,967
5% 6/15/15	1,153	1,281
5.875% 2/6/41	2,400	3,084
7.717% 2/15/19	9,000	11,701
Prudential Financial, Inc.:
5.15% 1/15/13	3,146	3,197
5.4% 6/13/35	447	474
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.5% 3/15/16	$ 421	$ 474
5.625% 5/12/41	2,000	2,227
5.7% 12/14/36	380	422
6.2% 1/15/15	1,340	1,480
6.2% 11/15/40	2,400	2,830
7.375% 6/15/19	3,000	3,777
8.875% 6/15/38 (e)	2,944	3,592
The Chubb Corp.:
5.75% 5/15/18	4,175	5,164
6.5% 5/15/38	3,510	5,133
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	11,455
		157,834
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	531
Boston Properties, Inc. 4.125% 5/15/21	2,100	2,246
Duke Realty LP:
5.4% 8/15/14	5,172	5,518
5.95% 2/15/17	630	709
6.25% 5/15/13	1,000	1,030
6.5% 1/15/18	1,000	1,160
Federal Realty Investment Trust 3% 8/1/22	4,750	4,751
HRPT Properties Trust:
5.75% 11/1/15	881	925
6.25% 6/15/17	1,221	1,340
6.65% 1/15/18	612	679
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,230
		20,119
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	3,132
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,119
ERP Operating LP:
4.625% 12/15/21	5,700	6,538
5.5% 10/1/12	3,403	3,414
Liberty Property LP:
4.75% 10/1/20	1,000	1,090
5.125% 3/2/15	840	903
5.5% 12/15/16	1,000	1,122
Mack-Cali Realty LP 4.5% 4/18/22	4,210	4,463
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
5.25% 8/1/15	$ 2,113	$ 2,300
5.875% 6/15/17	1,046	1,202
Simon Property Group LP:
2.8% 1/30/17	4,700	4,929
4.125% 12/1/21	3,200	3,529
4.2% 2/1/15	1,820	1,941
5.65% 2/1/20	4,300	5,177
Tanger Properties LP:
6.125% 6/1/20	4,408	5,231
6.15% 11/15/15	24	27
		47,117
TOTAL FINANCIALS		1,351,142
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,177
2.5% 11/15/16	2,000	2,097
3.875% 11/15/21	9,600	10,388
5.15% 11/15/41	11,150	12,194
5.85% 6/1/17	2,928	3,481
		31,337
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,460
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,475
4.125% 3/15/21	2,800	3,193
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,055
		10,183
Health Care Providers & Services - 0.4%
Aetna, Inc. 4.125% 6/1/21	7,000	7,718
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	5,093	5,191
3.9% 2/15/22 (b)	10,400	11,314
CIGNA Corp. 4% 2/15/22	4,600	4,943
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	2,024
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Coventry Health Care, Inc.: - continued
6.3% 8/15/14	$ 3,584	$ 3,885
Express Scripts, Inc.:
6.25% 6/15/14	2,000	2,185
7.25% 6/15/19	2,000	2,575
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,092
UnitedHealth Group, Inc. 4.375% 3/15/42	11,800	12,585
WellPoint, Inc.:
4.625% 5/15/42	2,600	2,595
5% 12/15/14	7,200	7,804
5.8% 8/15/40	4,000	4,768
		69,679
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,120
Pharmaceuticals - 0.6%
Abbott Laboratories 4.125% 5/27/20	9,500	10,973
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,521
6.45% 9/15/37	3,250	4,582
Bristol-Myers Squibb Co.:
3.25% 8/1/42	2,800	2,678
5.45% 5/1/18	2,905	3,535
Hospira, Inc. 6.4% 5/15/15	2,000	2,216
Johnson & Johnson:
1.2% 5/15/14	4,700	4,773
4.85% 5/15/41	4,260	5,501
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,049
3.875% 1/15/21	1,000	1,139
4% 6/30/15	3,000	3,289
5% 6/30/19	5,970	7,223
5.85% 6/30/39	1,000	1,416
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,566
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,477
6.2% 3/15/19	4,000	5,121
7.2% 3/15/39	5,400	8,569
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,082
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.: - continued
6.125% 8/15/19	$ 1,000	$ 1,163
Wyeth 5.5% 2/1/14	5,400	5,787
		94,724
TOTAL HEALTH CARE		207,043
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,725
General Dynamics Corp. 2.25% 7/15/16	2,400	2,525
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,869
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,119
4.85% 9/15/41	2,700	3,114
Raytheon Co.:
1.625% 10/15/15	1,000	1,024
3.125% 10/15/20	2,000	2,152
4.875% 10/15/40	1,000	1,207
The Boeing Co.:
5% 3/15/14	3,000	3,203
6% 3/15/19	1,000	1,261
6.875% 3/15/39	3,300	5,155
United Technologies Corp.:
3.1% 6/1/22	2,875	3,061
4.5% 4/15/20	4,000	4,732
4.5% 6/1/42	3,000	3,415
5.7% 4/15/40	2,000	2,644
6.125% 2/1/19	4,000	5,035
		48,241
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,120
6.2% 1/15/38	2,500	3,598
		7,718
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 2,220	$ 2,342
6.9% 7/2/19	673	728
		3,070
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,740
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,992
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,279
6% 10/15/17	2,902	3,530
6.55% 10/15/37	4,250	6,169
Danaher Corp.:
1.3% 6/23/14	2,900	2,945
3.9% 6/23/21	2,900	3,294
General Electric Co. 5.25% 12/6/17	18,540	22,003
		44,212
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,204
5.3% 9/15/35	7,000	8,806
Deere & Co. 5.375% 10/16/29	1,000	1,318
		16,328
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,743
Burlington Northern Santa Fe LLC:
3.05% 3/15/22	10,000	10,325
4.375% 9/1/42	4,500	4,745
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,257
CSX Corp. 7.375% 2/1/19	10,000	12,852
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,777
3.25% 12/1/21	5,000	5,278
5.75% 1/15/16	10,000	11,535
Union Pacific Corp. 4.75% 9/15/41	2,800	3,189
		66,701
TOTAL INDUSTRIALS		191,010
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	$ 3,000	$ 3,162
4.45% 1/15/20	2,000	2,344
4.95% 2/15/19	3,479	4,156
5.9% 2/15/39	12,416	16,575
		26,237
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,030
3.3% 12/9/16	5,250	5,416
4.3% 6/1/21	2,780	2,793
4.75% 6/2/14	8,300	8,757
6% 9/15/41	1,500	1,567
		20,563
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,117
6% 10/1/12	3,840	3,855
6.55% 10/1/17	2,338	2,827
7.125% 10/1/37	2,475	3,387
		13,186
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	9,628
Google, Inc.:
1.25% 5/19/14	4,720	4,799
3.625% 5/19/21	3,780	4,251
		18,678
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,424
1.95% 7/22/16	1,500	1,567
7.625% 10/15/18	13,000	17,592
		30,583
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,065
4.5% 5/15/21	4,000	4,205
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
5.625% 12/15/19	$ 1,000	$ 1,128
8.25% 5/15/14	3,902	4,338
		10,736
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,122
2.95% 6/1/14	2,000	2,090
4.2% 6/1/19	2,000	2,353
5.3% 2/8/41	1,500	2,008
Oracle Corp.:
5.375% 7/15/40	4,000	5,137
5.75% 4/15/18	7,400	9,147
		22,857
TOTAL INFORMATION TECHNOLOGY		142,840
MATERIALS - 1.3%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,148
Dow Chemical Co.:
4.125% 11/15/21	7,700	8,436
5.9% 2/15/15	2,500	2,790
7.6% 5/15/14	3,000	3,329
8.55% 5/15/19	2,358	3,185
9.4% 5/15/39	3,000	4,904
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,253
3.625% 1/15/21	5,000	5,568
4.625% 1/15/20	3,000	3,531
Ecolab, Inc. 1% 8/9/15	4,750	4,769
Lubrizol Corp. 8.875% 2/1/19	919	1,282
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,149
3.75% 9/30/15	2,000	2,160
4.875% 3/30/20	1,500	1,755
5.625% 12/1/40	1,800	2,290
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.:
2.45% 2/15/22	$ 4,650	$ 4,683
3.25% 9/15/15	3,200	3,443
		61,675
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,015
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,255
6.8% 8/1/19	3,000	3,643
		6,898
Metals & Mining - 0.7%
Alcoa, Inc. 5.4% 4/15/21	12,100	12,500
ArcelorMittal SA:
3.75% 8/5/15	7,800	7,722
7.25% 10/15/39	4,400	3,965
9.85% 6/1/19	2,000	2,281
Barrick Gold Corp.:
3.85% 4/1/22	8,000	8,310
5.25% 4/1/42	4,500	4,896
BHP Billiton Financial (USA) Ltd.:
2.875% 2/24/22	9,300	9,527
5.5% 4/1/14	2,500	2,694
6.5% 4/1/19	2,500	3,201
Freeport-McMoRan Copper & Gold, Inc. 3.55% 3/1/22	5,125	5,095
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,145
6.25% 10/1/39	1,600	1,920
Rio Tinto Finance Ltd. (United States):
2.25% 9/20/16	1,200	1,251
3.75% 9/20/21	3,200	3,433
5.2% 11/2/40	1,000	1,152
6.5% 7/15/18	1,398	1,731
7.125% 7/15/28	2,000	2,713
8.95% 5/1/14	4,000	4,529
Rio Tinto Finance USA PLC 2.875% 8/21/22	6,000	5,909
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,141
5.2% 3/1/42	5,200	4,998
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
5.625% 9/15/19	$ 6,210	$ 6,893
6.25% 1/23/17	9,395	10,771
		110,777
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,946
TOTAL MATERIALS		194,311
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,667
AT&T, Inc.:
2.4% 8/15/16	12,800	13,551
5.55% 8/15/41	7,300	9,090
5.8% 2/15/19	4,000	4,954
6.3% 1/15/38	838	1,094
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,368
British Telecommunications PLC:
2% 6/22/15	7,000	7,157
9.625% 12/15/30	4,515	7,255
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,444
6.45% 6/15/21	5,250	5,863
7.6% 9/15/39	2,500	2,586
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,520
5.875% 8/20/13	10,000	10,479
6.75% 8/20/18	3,595	4,451
France Telecom SA:
2.125% 9/16/15	1,000	1,023
5.375% 7/8/19	4,000	4,639
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,341
6.15% 9/15/34	5,270	6,696
6.45% 6/15/34	11,795	15,384
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,226
5.25% 10/1/15	4,571	4,640
6.999% 6/4/18	1,776	1,856
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
7.175% 6/18/19	$ 6,000	$ 6,270
Telefonica Emisiones SAU:
3.992% 2/16/16	3,850	3,706
4.949% 1/15/15	3,000	3,023
5.462% 2/16/21	2,700	2,484
5.877% 7/15/19	2,000	1,930
6.421% 6/20/16	1,151	1,177
7.045% 6/20/36	2,600	2,405
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,535
2% 11/1/16	9,600	10,044
4.75% 11/1/41	1,000	1,140
6.25% 4/1/37	3,121	4,144
6.35% 4/1/19	6,000	7,662
6.9% 4/15/38	6,025	8,555
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	4,069
		185,428
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 6.125% 11/15/37	8,365	10,690
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,700
4.75% 10/1/14	4,500	4,837
5.875% 10/1/19	2,905	3,417
6.35% 3/15/40	1,000	1,178
6.375% 3/1/41	2,100	2,480
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,508
8.5% 11/15/18	3,486	4,878
Vodafone Group PLC:
2.875% 3/16/16	440	469
3.375% 11/24/15	1,000	1,077
5% 12/16/13	2,275	2,404
5.45% 6/10/19	6,000	7,302
		45,940
TOTAL TELECOMMUNICATION SERVICES		231,368
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 5.2% 6/1/41	$ 3,850	$ 4,910
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,966
AmerenUE 6.4% 6/15/17	2,959	3,552
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,518
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,912
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,296
8.875% 11/15/18	2,000	2,716
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,509
3.4% 9/1/21	1,000	1,097
5.8% 3/15/18	9,945	12,167
Consumers Energy Co. 2.85% 5/15/22	6,650	7,023
Detroit Edison Co. 2.65% 6/15/22	8,000	8,277
Duke Capital LLC 5.668% 8/15/14	2,036	2,195
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	5,209
6% 1/15/38	3,450	4,640
Duke Energy Corp. 3.95% 9/15/14	4,500	4,778
Edison International 3.75% 9/15/17	3,000	3,208
FirstEnergy Solutions Corp.:
4.8% 2/15/15	9,000	9,610
6.8% 8/15/39	3,500	3,770
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,838
Hydro-Quebec 1.375% 6/19/17	1,000	1,014
Mississippi Power Co. 4.25% 3/15/42	1,840	1,940
Nevada Power Co. 6.5% 8/1/18	1,555	1,949
Northern States Power Co.:
3.4% 8/15/42	2,000	1,979
5.25% 3/1/18	10,500	12,607
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	4,017
3.75% 8/15/42	5,900	5,841
5.4% 1/15/40	4,000	4,999
PacifiCorp 6% 1/15/39	6,193	8,570
Pennsylvania Electric Co. 6.05% 9/1/17	757	869
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,497
PPL Capital Funding, Inc. 4.2% 6/15/22	2,000	2,114
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,970
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.: - continued
6% 12/1/39	$ 3,200	$ 4,034
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,105
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,611
Southern California Edison Co. 4.5% 9/1/40	7,190	8,472
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,595
6.55% 5/15/36	5,500	7,842
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,985
6% 5/15/37	2,000	2,774
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,492
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,190
		195,657
Gas Utilities - 0.0%
ONEOK, Inc. 4.25% 2/1/22	1,200	1,286
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	516
		1,802
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,600
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,682
		9,282
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,378
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,359
5.5% 12/1/39	2,500	3,291
Delmarva Power & Light 4% 6/1/42	4,000	4,309
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,037
2.7606% 9/30/66 (e)	1,000	910
4.9% 8/1/41	2,000	2,374
7.5% 6/30/66 (e)	1,000	1,081
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,520
5.875% 10/1/12	2,893	2,904
6.5% 9/15/37	7,605	10,391
National Grid PLC 6.3% 8/1/16	1,463	1,690
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.25% 9/15/17	$ 835	$ 963
5.4% 7/15/14	1,334	1,434
5.45% 9/15/20	5,111	5,840
6.25% 12/15/40	2,453	3,064
6.4% 3/15/18	1,532	1,834
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,186
Sempra Energy:
6% 10/15/39	1,000	1,328
6.5% 6/1/16	3,000	3,578
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,476
		59,947
TOTAL UTILITIES		266,688
TOTAL NONCONVERTIBLE BONDS (Cost $3,100,374)		3,477,754
U.S. Government and Government Agency Obligations - 41.7%

U.S. Government Agency Obligations - 3.9%
Fannie Mae:
0.5% 8/9/13	9,861	9,888
0.875% 8/28/14	68,669	69,466
1.75% 2/22/13	22,745	22,913
3.625% 2/12/13	55,295	56,131
Federal Farm Credit Bank 3% 9/22/14	50,000	52,792
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,113
0.375% 1/29/14	20,085	20,122
1% 6/21/17	35,300	35,847
5% 11/17/17	33,300	40,464
Freddie Mac:
0.75% 3/28/13	31,355	31,452
1% 8/27/14	13,211	13,404
1% 6/29/17	2,660	2,694
1% 7/28/17	6,972	7,063
1% 9/29/17	32,075	32,402
1.75% 9/10/15	20,385	21,219
2.375% 1/13/22	13,000	13,672
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
3.75% 3/27/19	$ 2,300	$ 2,681
4.875% 6/13/18	66,960	81,733
6.25% 7/15/32	7,700	11,783
6.75% 3/15/31	26,000	41,106
Tennessee Valley Authority:
5.25% 9/15/39	20,000	26,609
5.375% 4/1/56	5,395	7,615
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		611,169
U.S. Treasury Obligations - 37.8%
U.S. Treasury Bonds:
2.75% 8/15/42	58,000	58,915
3% 5/15/42	11,860	12,694
3.5% 2/15/39	12,115	14,313
3.875% 8/15/40	30,080	37,821
4.25% 5/15/39	26,000	34,633
4.25% 11/15/40	811	1,083
4.375% 2/15/38	8,200	11,085
4.375% 11/15/39	100	136
4.375% 5/15/40	8,000	10,882
4.375% 5/15/41	57,765	78,732
4.5% 2/15/36	18,000	24,609
4.5% 5/15/38	15,000	20,672
4.5% 8/15/39	39,000	53,960
4.625% 2/15/40	21,500	30,335
4.75% 2/15/37	11,000	15,615
4.75% 2/15/41	54,830	79,007
5% 5/15/37	11,000	16,160
5.375% 2/15/31	71,300	105,179
6.25% 5/15/30	86,360	137,839
8.75% 5/15/17	8,000	11,042
8.875% 8/15/17	5,000	7,019
8.875% 2/15/19	6,960	10,471
9% 11/15/18	4,000	5,986
9.125% 5/15/18	3,000	4,408
U.S. Treasury Notes:
0.125% 9/30/13	26,600	26,580
0.125% 12/31/13	151,950	151,784
0.125% 7/31/14	83,940	83,776
0.25% 10/31/13	112,680	112,742
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 11/30/13	$ 152,110	$ 152,193
0.25% 1/31/14	81,560	81,605
0.25% 2/28/14	218,600	218,720
0.25% 3/31/14	72,750	72,781
0.25% 4/30/14	76,750	76,780
0.25% 5/31/14	26,740	26,753
0.25% 9/15/14	31,800	31,810
0.25% 12/15/14	240	240
0.25% 2/15/15	112,410	112,401
0.25% 5/15/15	34,110	34,091
0.25% 7/15/15	43,300	43,256
0.25% 8/15/15	76,900	76,804
0.375% 11/15/14	11,080	11,113
0.375% 3/15/15	6,040	6,057
0.375% 4/15/15	5,240	5,255
0.375% 6/15/15	56,410	56,569
0.5% 8/15/14	113,810	114,401
0.5% 7/31/17	74,960	74,661
0.625% 7/15/14	130,240	131,186
0.625% 5/31/17	60,000	60,206
0.75% 12/15/13	980	987
0.75% 6/15/14	72,190	72,861
0.875% 11/30/16	43,120	43,851
0.875% 12/31/16	12,063	12,262
0.875% 1/31/17	54,880	55,763
0.875% 2/28/17	109,294	111,070
0.875% 4/30/17	28,300	28,729
0.875% 7/31/19	16,680	16,556
1% 5/15/14	44,750	45,336
1% 8/31/16	100,010	102,252
1% 9/30/16	46,030	47,062
1% 10/31/16	86,750	88,675
1% 3/31/17	45,115	46,074
1% 6/30/19	22,010	22,051
1.125% 5/31/19	9,650	9,759
1.25% 3/15/14	330	335
1.25% 4/15/14	51,073	51,913
1.25% 8/31/15	76,590	78,750
1.25% 9/30/15	6,000	6,172
1.25% 10/31/15	39,660	40,813
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 4/30/19	$ 4,550	$ 4,643
1.375% 9/30/18	65,080	67,226
1.375% 2/28/19	98,500	101,455
1.5% 12/31/13	1,300	1,322
1.5% 6/30/16	86,270	89,835
1.5% 7/31/16	31,340	32,650
1.5% 8/31/18	110,180	114,682
1.5% 3/31/19	12,800	13,276
1.625% 8/15/22	119,360	120,143
1.75% 1/31/14	13,759	14,057
1.75% 3/31/14	950	973
1.75% 7/31/15	53,000	55,228
1.75% 5/31/16	13,840	14,533
1.75% 10/31/18	10	11
1.875% 2/28/14	1,660	1,701
1.875% 4/30/14	23,821	24,471
1.875% 6/30/15	60,900	63,626
1.875% 8/31/17	62,120	66,003
1.875% 9/30/17	16,100	17,104
1.875% 10/31/17	13,000	13,816
2% 4/30/16	49,100	51,985
2.125% 5/31/15	86,030	90,358
2.125% 12/31/15	18,710	19,811
2.125% 2/29/16	145,700	154,635
2.125% 8/15/21	90,750	96,493
2.25% 5/31/14	20,570	21,292
2.25% 3/31/16	54,000	57,611
2.25% 11/30/17	11,000	11,906
2.375% 2/28/15	9,084	9,560
2.5% 3/31/15	52,000	54,994
2.5% 4/30/15	50,580	53,567
2.625% 6/30/14	31,801	33,185
2.625% 7/31/14	11,830	12,368
2.625% 12/31/14	49,640	52,386
2.625% 2/29/16	13,600	14,671
2.625% 4/30/18	10,200	11,271
2.625% 8/15/20	141,000	156,455
2.625% 11/15/20	94,180	104,422
2.75% 11/30/16	25,000	27,383
2.75% 12/31/17	3,000	3,326
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3% 8/31/16	$ 12,402	$ 13,668
3% 9/30/16	22,000	24,269
3.125% 10/31/16	23,900	26,523
3.125% 5/15/21	50,876	58,476
3.25% 5/31/16	14,200	15,704
3.25% 12/31/16	25,000	27,951
3.375% 11/15/19	27,740	32,287
3.5% 2/15/18	4,000	4,600
3.5% 5/15/20	81,800	96,166
3.625% 8/15/19	10	12
3.625% 2/15/20	59,600	70,514
3.625% 2/15/21	39,800	47,337
3.875% 5/15/18	8,000	9,408
4% 2/15/14	11,600	12,234
4% 2/15/15	9,600	10,474
4% 8/15/18	22,000	26,168
4.125% 5/15/15	19,300	21,289
4.25% 11/15/13	12,007	12,587
4.25% 11/15/17	16,000	18,944
4.5% 5/15/17	13,000	15,376
4.625% 11/15/16	15,000	17,588
4.625% 2/15/17	14,000	16,536
4.75% 8/15/17	14,000	16,834
5.125% 5/15/16	13,100	15,374
TOTAL U.S. TREASURY OBLIGATIONS		5,890,384
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,110,250)		6,501,553
U.S. Government Agency - Mortgage Securities - 29.7%

Fannie Mae - 18.7%
2.299% 11/1/34 (e)	23,207	24,723
2.5% 12/1/26 to 8/1/27	32,665	33,956
2.5% 9/1/27 (d)	13,000	13,499
3% 3/1/27 to 4/1/42	13,494	14,247
3% 9/1/27 (d)	62,200	65,636
3% 9/1/27 (d)	70,500	74,394
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/27 (d)	$ 6,000	$ 6,331
3% 10/1/42 (d)	25,700	26,567
3.067% 4/1/41 (e)	17,056	17,803
3.5% 10/1/18 to 8/1/42	173,457	184,612
3.5% 9/1/27 (d)	6,000	6,379
3.5% 9/1/27 (d)	4,000	4,253
3.5% 7/1/42	238	255
3.5% 7/1/42	345	369
3.5% 8/1/42	442	472
3.5% 8/1/42	409	437
3.5% 9/1/42 (d)	179,800	190,644
3.5% 9/1/42 (d)	32,000	33,930
4% 8/1/18 to 4/1/42	438,205	471,638
4% 9/1/27 (d)	7,000	7,491
4% 9/1/27 (d)	2,000	2,140
4% 9/1/42 (d)	27,000	28,953
4% 9/1/42 (d)	29,200	31,312
4% 9/1/42 (d)	15,000	16,085
4% 9/1/42 (d)	4,000	4,289
4.476% 11/1/34 (e)	2,956	3,176
4.5% 4/1/18 to 11/1/41	463,299	503,393
4.5% 9/1/42 (d)	27,000	29,223
4.5% 9/1/42 (d)	35,300	38,207
4.5% 9/1/42 (d)	2,000	2,165
5% 2/1/14 to 4/1/41	356,289	390,163
5% 9/1/42 (d)	26,000	28,397
5% 9/1/42 (d)	1,500	1,638
5% 9/1/42 (d)	3,000	3,277
5.5% 8/1/14 to 6/1/40	260,573	286,378
5.5% 9/1/42 (d)	16,000	17,559
5.5% 9/1/42 (d)	2,000	2,195
6% 8/1/22 to 7/1/41	227,488	252,178
6% 9/1/42 (d)	1,000	1,102
6.5% 4/1/19 to 6/1/40	87,247	98,396
TOTAL FANNIE MAE		2,917,862
Freddie Mac - 3.9%
1.852% 3/1/36 (e)	9,914	10,352
2.354% 12/1/35 (e)	8,935	9,536
3.5% 4/1/42	70,700	74,840
4% 10/1/40 to 1/1/42	93,322	100,490
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 9/1/42 (d)	$ 21,300	$ 22,788
4.5% 6/1/25 to 10/1/41	155,657	168,211
4.506% 9/1/37 (e)	3,285	3,459
4.779% 3/1/35 (e)	7,572	8,041
5% 4/1/23 to 9/1/40	93,048	101,713
5.5% 3/1/34 to 12/1/39	94,234	103,079
6% 4/1/32 to 8/1/37	5,016	5,588
6.5% 8/1/36 to 12/1/37	3,092	3,474
11.75% 9/1/13	0*	0*
TOTAL FREDDIE MAC		611,571
Ginnie Mae - 7.1%
3.5% 3/15/39 to 7/15/42	36,965	40,059
3.5% 9/1/42 (d)	95,000	102,838
3.5% 9/1/42 (d)	22,000	23,815
4% 1/15/25 to 12/15/41	200,003	220,044
4% 9/1/42 (d)	3,000	3,291
4.5% 9/15/33 to 3/15/42	294,963	327,052
5% 3/15/39 to 9/15/41	187,049	209,935
5% 9/1/42 (d)	5,000	5,530
5.5% 10/15/35 to 12/20/41	79,366	88,726
5.5% 9/1/42 (d)	1,000	1,118
6% 5/20/34 to 12/15/40	51,066	57,612
6% 9/1/42 (d)	1,000	1,126
6.5% 8/20/36 to 2/15/39	21,598	24,573
TOTAL GINNIE MAE		1,105,719
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,475,352)		4,635,152
Asset-Backed Securities - 0.2%

Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,142
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,115
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,081
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,035
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	$ 6,000	$ 6,649
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	602	581
TOTAL ASSET-BACKED SECURITIES (Cost $24,415)		24,603
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	594
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (b)(e)	8	8
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	1,478	1,564
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	659
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	60
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,727)		2,885
Commercial Mortgage Securities - 1.9%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (e)	1,045	1,106
Series 2006-5:
Class A2, 5.317% 9/10/47	3,684	3,704
Class A3, 5.39% 9/10/47	1,768	1,876
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,772
Series 2007-4 Class A3, 5.7921% 2/10/51 (e)	1,246	1,296
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	73
Series 2007-3:
Class A3, 5.6612% 6/10/49 (e)	2,118	2,159
Class A4, 5.6612% 6/10/49 (e)	2,643	3,023
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,181
Series 2004-2 Class A4, 4.153% 11/10/38	1,357	1,395
Series 2005-1 Class A3, 4.877% 11/10/42	453	452
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	709
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	$ 3,939	$ 4,148
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(f)	2,176	88
Series 2007-5A, Class IO, 4.1484% 10/25/37 (b)(e)(f)	5,565	482
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7154% 6/11/40 (e)	16,612	19,460
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,679
Series 2006-T22 Class A4, 5.5391% 4/12/38 (e)	159	182
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,536
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,751
Series 2007-C6 Class A4, 5.7002% 12/10/49 (e)	9,950	11,617
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (e)	810	830
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,494
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,234	1,305
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (e)	1,268	1,363
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	552
COMM pass-thru certificates sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,687
Series 2007-C9 Class A4, 5.8111% 12/10/49 (e)	2,805	3,312
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,410
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,830
Series 2007-C3 Class A4, 5.6792% 6/15/39 (e)	10,213	11,275
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,704	3,751
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,282
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (b)(e)	4,524	3,585
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	579	604
Series 2006-C1 Class A3, 5.4157% 2/15/39 (e)	4,529	4,636
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3895% 2/15/22 (b)(e)	$ 480	$ 449
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	247
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	119	119
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,861
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (b)(e)	477	452
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,216	2,282
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,173
Series 2006-GG7:
Class A3, 5.8738% 7/10/38 (e)	529	528
Class A4, 5.8738% 7/10/38 (e)	10,980	12,675
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	284	288
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4914% 12/12/44 (e)	3,116	3,185
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	929
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	404	425
Class A3, 5.336% 5/15/47	529	598
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (e)	17,057	19,775
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (e)	2,781	2,864
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	6,208
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (e)	108	36
Class C, 5.7337% 2/12/49 (e)	283	59
Class D, 5.7337% 2/12/49 (e)	298	61
Series 2007-LDP10 Class ES, 5.5652% 1/15/49 (b)(e)	656	30
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8846% 7/15/44 (e)	3,327	3,911
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	172	172
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,082
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A3, 5.398% 2/15/40	$ 5,000	$ 5,220
Class A4, 5.424% 2/15/40	1,163	1,337
Series 2007-C2 Class A3, 5.43% 2/15/40	611	694
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,851
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,892
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (b)(e)	406	385
Class E, 0.5295% 9/15/21 (b)(e)	1,465	1,355
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.3733% 1/12/44 (b)(e)	1,103	725
Series 2006-C1 Class A2, 5.6141% 5/12/39 (e)	1,123	1,148
Series 2007-C1 Class A4, 5.8461% 6/12/50 (e)	4,800	5,416
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	3,174
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (e)	128	128
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	928	976
Series 2007-5:
Class A3, 5.364% 8/12/48	495	502
Class A4, 5.378% 8/12/48	51	56
Class B, 5.479% 8/12/48	3,804	934
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,226
Series 2007-7 Class A4, 5.7386% 6/12/50 (e)	4,438	4,853
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	4,360	4,493
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	317
Series 2007-8 Class A3, 5.9634% 8/12/49 (e)	1,094	1,248
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.4% 10/15/20 (b)(e)	728	659
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,199	1,214
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	642	676
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,676
Series 2006-IQ11:
Class A3, 5.6877% 10/15/42 (e)	390	396
Class A4, 5.7237% 10/15/42 (e)	380	431
Series 2006-T23 Class A3, 5.809% 8/12/41 (e)	647	672
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,146
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class E, 0.518% 9/15/21 (b)(e)	$ 252	$ 217
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	694	699
Series 2003-C8 Class A3, 4.445% 11/15/35	4,389	4,448
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,527
Series 2007-C30:
Class A3, 5.246% 12/15/43	404	409
Class A4, 5.305% 12/15/43	373	401
Class A5, 5.342% 12/15/43	1,357	1,502
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,615
Series 2007-C32 Class A3, 5.7418% 6/15/49 (e)	7,152	8,120
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(e)	602	601
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,171
Series 2005-C22:
Class B, 5.3564% 12/15/44 (e)	2,812	1,947
Class F, 5.3564% 12/15/44 (b)(e)	2,115	414
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,334
Series 2006-C25 Class AM, 5.7364% 5/15/43 (e)	664	723
Series 2007-C30 Class C, 5.483% 12/15/43 (e)	3,804	1,071
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9003% 2/15/51 (e)	839	974
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $211,997)		296,987
Municipal Securities - 0.8%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,400
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,512
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,341
7.55% 4/1/39	15,000	20,084
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,932
Series 2011:
4.511% 3/1/15	1,590	1,694
4.961% 3/1/16	2,830	3,080
5.365% 3/1/17	1,875	2,080
5.877% 3/1/19	3,500	3,913
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kaiser Foundation Hospitals 4.875% 4/1/42	$ 1,800	$ 2,076
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,413
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,500
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,642
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	7,002
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,967
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,262
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	11,715
TOTAL MUNICIPAL SECURITIES (Cost $105,883)		124,613
Foreign Government and Government Agency Obligations - 1.6%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	18,555
5.625% 1/7/41	13,000	16,803
6% 1/17/17	3,000	3,573
Canadian Government:
0.875% 2/14/17	2,200	2,225
2.375% 9/10/14	3,000	3,129
Chilean Republic 3.25% 9/14/21	9,000	9,712
Export Development Canada 1.25% 10/26/16	4,000	4,116
Hydro-Quebec 2% 6/30/16	7,310	7,657
Israeli State 4% 6/30/22	7,000	7,315
Italian Republic:
3.125% 1/26/15	16,000	15,722
6.875% 9/27/23	6,000	6,283
Korean Republic 7.125% 4/16/19	6,650	8,574
Manitoba Province:
1.3% 4/3/17	3,420	3,505
2.1% 9/6/22	1,900	1,925
New Brunswick Province 2.75% 6/15/18	4,350	4,694
Ontario Province:
0.95% 5/26/15	17,000	17,192
4% 10/7/19	15,000	17,354
Polish Government:
3.875% 7/16/15	4,350	4,671
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Polish Government: - continued
5% 10/19/15	$ 3,050	$ 3,389
5% 3/23/22	14,500	16,693
Province of British Columbia:
1.2% 4/25/17	6,400	6,545
2.1% 5/18/16	1,200	1,266
Province of Quebec 2.75% 8/25/21	20,000	21,103
South African Republic:
5.875% 5/30/22	1,900	2,344
6.875% 5/27/19	5,700	7,211
United Mexican States:
3.625% 3/15/22	3,000	3,263
4.75% 3/8/44	1,250	1,403
5.125% 1/15/20	23,500	28,024
6.05% 1/11/40	6,000	8,025
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $230,600)		252,271
Supranational Obligations - 0.9%

African Development Bank euro 3% 5/27/14	5,000	5,227
Asian Development Bank 2.75% 5/21/14	30,000	31,260
European Investment Bank:
1.625% 3/15/13	3,000	3,020
2.875% 1/15/15	5,000	5,270
3.125% 6/4/14	72,000	75,294
Inter-American Development Bank 3.875% 9/17/19	5,000	5,928
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,053
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $123,570)		130,052
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,144)	1,725	1,899
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (a) (Cost $938,374)	938,373,636	$ 938,374
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $3,249)	$ 3,249	3,249
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $15,326,935)		16,389,392
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(792,936)
NET ASSETS - 100%		$ 15,596,456
TBA Sale Commitments
Principal Amount (000s)
Ginnie Mae
5% 9/1/42 (Proceeds $1,106)	$ (1,000)	(1,106)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,293,000 or 0.5% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than 1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,249,000 due 9/04/12 at 0.19%
Barclays Capital, Inc.	$ 901
Merrill Lynch, Pierce, Fenner & Smith, Inc.	653
UBS Securities LLC	1,695
$ 3,249
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 723
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,477,754	$ -	$ 3,477,754	$ -
U.S. Government and Government Agency Obligations	6,501,553	-	6,501,553	-
U.S. Government Agency - Mortgage Securities	4,635,152	-	4,635,152	-
Asset-Backed Securities	24,603	-	24,022	581
Collateralized Mortgage Obligations	2,885	-	2,231	654
Commercial Mortgage Securities	296,987	-	288,607	8,380
Municipal Securities	124,613	-	124,613	-
Foreign Government and Government Agency Obligations	252,271	-	252,271	-
Supranational Obligations	130,052	-	130,052	-
Preferred Securities	1,899	-	1,899	-
Money Market Funds	938,374	938,374	-	-
Cash Equivalents	3,249	-	3,249	-
Total Investments in Securities:	$ 16,389,392	$ 938,374	$ 15,441,403	$ 9,615
Other Financial Instruments:
TBA Sale Commitments	$ (1,106)	$ -	$ (1,106)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $3,249) - See accompanying schedule: Unaffiliated issuers (cost $14,388,561)	$ 15,451,018
Fidelity Central Funds (cost $938,374)	938,374
Total Investments (cost $15,326,935)		$ 16,389,392
Receivable for investments sold, regular delivery		125,081
Receivable for TBA sale commitments		1,106
Receivable for fund shares sold		42,040
Interest receivable		78,403
Distributions receivable from Fidelity Central Funds		127
Receivable from investment adviser for expense reductions		208
Other receivables		50
Total assets		16,636,407

Liabilities
Payable for investments purchased Regular delivery	$ 224,690
Delayed delivery	795,426
TBA sale commitments, at value	1,106
Payable for fund shares redeemed	16,277
Distributions payable	441
Accrued management fee	644
Other affiliated payables	1,316
Other payables and accrued expenses	51
Total liabilities		1,039,951

Net Assets		$ 15,596,456
Net Assets consist of:
Paid in capital		$ 14,503,736
Undistributed net investment income		8,359
Accumulated undistributed net realized gain (loss) on investments		21,904
Net unrealized appreciation (depreciation) on investments		1,062,457
Net Assets		$ 15,596,456

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($5,980,947 ÷ 496,962 shares)	$ 12.04

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($4,264,642 ÷ 354,381 shares)	$ 12.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,120,714 ÷ 259,321 shares)	$ 12.03

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($868,909 ÷ 72,204 shares)	$ 12.03

Class F: Net Asset Value, offering price and redemption price per share ($1,361,244 ÷ 113,118 shares)	$ 12.03

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Dividends		$ 140
Interest		390,730
Income from Fidelity Central Funds		723
Total income		391,593

Expenses
Management fee	$ 6,823
Transfer agent fees	14,681
Independent trustees' compensation	48
Miscellaneous	37
Total expenses before reductions	21,589
Expense reductions	(1,300)	20,289
Net investment income (loss)		371,304
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		114,525
Change in net unrealized appreciation (depreciation) on: Investment securities	306,838
Delayed delivery commitments	(595)
Total change in net unrealized appreciation (depreciation)		306,243
Net gain (loss)		420,768
Net increase (decrease) in net assets resulting from operations		$ 792,072

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 371,304	$ 346,772
Net realized gain (loss)	114,525	102,576
Change in net unrealized appreciation (depreciation)	306,243	32,312
Net increase (decrease) in net assets resulting from operations	792,072	481,660
Distributions to shareholders from net investment income	(362,338)	(337,680)
Distributions to shareholders from net realized gain	(69,099)	(75,325)
Total distributions	(431,437)	(413,005)
Share transactions - net increase (decrease)	3,174,265	541,069
Total increase (decrease) in net assets	3,534,900	609,724

Net Assets
Beginning of period	12,061,556	11,451,832
End of period (including undistributed net investment income of $8,359 and undistributed net investment income of $7,340, respectively)	$ 15,596,456	$ 12,061,556

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76
Income from Investment Operations
Net investment income (loss) B	.312	.351	.373	.445	.503
Net realized and unrealized gain (loss)	.358	.137	.613	.325	(.012)
Total from investment operations	.670	.488	.986	.770	.491
Distributions from net investment income	(.305)	(.342)	(.366)	(.450)	(.521)
Distributions from net realized gain	(.065)	(.076)	-	-	-
Total distributions	(.370)	(.418)	(.366)	(.450)	(.521)
Net asset value, end of period	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73
Total Return A	5.82%	4.32%	9.10%	7.39%	4.61%
Ratios to Average Net Assets C, E
Expenses before reductions	.22%	.28%	.36%	.45%	.48%
Expenses net of fee waivers, if any	.22%	.27%	.32%	.32%	.32%
Expenses net of all reductions	.22%	.27%	.32%	.32%	.32%
Net investment income (loss)	2.63%	3.06%	3.32%	4.16%	4.64%
Supplemental Data
Net assets, end of period (in millions)	$ 5,981	$ 7,287	$ 11,355	$ 10,281	$ 8,954
Portfolio turnover rate D	100%	106%	165%	231% F	151%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended August 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.321	.115
Net realized and unrealized gain (loss)	.349	.301
Total from investment operations	.670	.416
Distributions from net investment income	(.315)	(.116)
Distributions from net realized gain	(.065)	-
Total distributions	(.380)	(.116)
Net asset value, end of period	$ 12.03	$ 11.74
Total Return B, C	5.82%	3.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17% A
Expenses net of fee waivers, if any	.12%	.17% A
Expenses net of all reductions	.12%	.17% A
Net investment income (loss)	2.73%	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,265	$ 1,533
Portfolio turnover rate F	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.329	.118
Net realized and unrealized gain (loss)	.349	.302
Total from investment operations	.678	.420
Distributions from net investment income	(.323)	(.120)
Distributions from net realized gain	(.065)	-
Total distributions	(.388)	(.120)
Net asset value, end of period	$ 12.03	$ 11.74
Total Return B, C	5.89%	3.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07% A
Expenses net of all reductions	.07%	.07% A
Net investment income (loss)	2.78%	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,121	$ 1,926
Portfolio turnover rate F	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended August 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.331	.118
Net realized and unrealized gain (loss)	.349	.303
Total from investment operations	.680	.421
Distributions from net investment income	(.325)	(.121)
Distributions from net realized gain	(.065)	-
Total distributions	(.390)	(.121)
Net asset value, end of period	$ 12.03	$ 11.74
Total Return B, C	5.91%	3.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	2.80%	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 869	$ 682
Portfolio turnover rate F	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.331	.365	.359
Net realized and unrealized gain (loss)	.349	.139	.542
Total from investment operations	.680	.504	.901
Distributions from net investment income	(.325)	(.358)	(.351)
Distributions from net realized gain	(.065)	(.076)	-
Total distributions	(.390)	(.434)	(.351)
Net asset value, end of period	$ 12.03	$ 11.74	$ 11.67
Total Return B, C	5.91%	4.47%	8.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.12%	.22% A
Expenses net of fee waivers, if any	.05%	.12%	.22% A
Expenses net of all reductions	.05%	.12%	.22% A
Net investment income (loss)	2.80%	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,361	$ 634	$ 97
Portfolio turnover rate F	100%	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, in-kind transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,010,749
Gross unrealized depreciation	(3,589)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,007,160

Tax Cost	$ 15,382,232

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 31,268
Undistributed long-term capital gain	$ 54,344
Net unrealized appreciation (depreciation)	$ 1,007,159

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 382,677	$ 339,669
Long-term Capital Gains	48,760	73,336
Total	$ 431,437	$ 413,005

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

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4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,281,697 and $420,714, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 10,707
Fidelity Advantage Class	3,432
Institutional Class	542
$ 14,681

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $112.

9. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions - continued

assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2013.

	Expense Limitations	Reimbursement from adviser
Fidelity Advantage Class	.11%	$ 1,298

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011 A
From net investment income
Investor Class	$ 167,706	$ 303,648
Fidelity Advantage Class	74,362	8,777
Institutional Class	73,422	9,197
Fidelity Advantage Institutional Class	21,433	3,164
Class F	25,415	12,894
Total	$ 362,338	$ 337,680
From net realized gain
Investor Class	$ 38,973	$ 73,706
Fidelity Advantage Class	9,226	-
Institutional Class	13,119	-
Fidelity Advantage Institutional Class	4,052	-
Class F	3,729	1,619
Total	$ 69,099	$ 75,325

A Distributions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011 A	2012	2011 A
Investor Class
Shares sold	219,227	275,359	$ 2,590,861	$ 3,161,122
Reinvestment of distributions	17,223	32,181	203,302	369,327
Shares redeemed	(360,325)	(659,966)	(4,255,158)	(7,593,927)
Net increase (decrease)	(123,875)	(352,426)	$ (1,460,995)	$ (4,063,478)
Fidelity Advantage Class
Shares sold	295,544	135,511	$ 3,495,741	$ 1,566,401
Reinvestment of distributions	6,745	698	79,928	8,115
Shares redeemed	(78,535)	(5,582)	(930,374)	(64,717)
Net increase (decrease)	223,754	130,627	$ 2,645,295	$ 1,509,799
Institutional Class
Shares sold	140,043	170,966	$ 1,653,379	$ 1,981,134
Reinvestment of distributions	7,321	790	86,541	9,197
Shares redeemed	(52,167)	(7,632)	(616,935)	(88,922)
Net increase (decrease)	95,197	164,124	$ 1,122,985	$ 1,901,409
Fidelity Advantage Institutional Class
Shares sold	31,349	60,598	$ 370,990	$ 701,033
Reinvestment of distributions	2,157	271	25,485	3,164
Shares redeemed	(19,376)	(2,795)	(229,498)	(32,564)
Net increase (decrease)	14,130	58,074	$ 166,977	$ 671,633
Class F
Shares sold	72,364	52,176	$ 856,804	$ 597,198
Reinvestment of distributions	2,462	1,263	29,144	14,513
Shares redeemed	(15,698)	(7,767)	(185,945)	(90,005)
Net increase (decrease)	59,128	45,672	$ 700,003	$ 521,706

A Share transactions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Spartan U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan U.S. Bond Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class F	10/15/12	10/12/12	$0.073

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $57,428,770 or, if subsequently determined to be different, the net capital gain of such year.

A total of 22.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $223,607,243 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UBI-F-ANN-1012
1.899038.102

Spartan®

U.S. Bond Index

Fund

Institutional Class

Fidelity Advantage® Institutional

Class

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	5.89%	6.25%	5.29%
Fidelity Advantage® Institutional Class B	5.91%	6.26%	5.29%

A The initial offering of Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

B The initial offering of Fidelity Advantage® Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Institutional Class on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. The initial offering of Institutional Class took place on May 4, 2011. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Curtis Hollingsworth, Co-Portfolio Manager of Spartan® U.S. Bond Index Fund, and Alan Bembenek, who was named Co-Portfolio Manager on March 1, 2012: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares performed roughly in line with the Barclays® U.S. Aggregate Bond Index. (For specific class level returns, please see the performance section of this update.) For much of the period, U.S. investment-grade bonds were bolstered by a favorable interest rate backdrop, as the Federal Reserve kept rates anchored in the 0% to 0.25% range. Furthermore, the central bank extended the duration of its zero-interest-rate policy on several occasions, ultimately pledging not to raise rates until the end of 2014 at the earliest. Two rounds of bond purchases by the Fed, totaling $2.3 trillion, and muted inflation also buoyed investor sentiment. In terms of the various segments that comprise the index, commercial mortgage-backed securities led the way, with a gain of 10.32%. Investment-grade credit rose 9.70% on investors' appetite for yield and continued strength of U.S. corporations. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, mainly due to their underperformance during periods when improved global economic data tempered demand for more-rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities returned 3.83% and 2.91%, respectively.

In keeping with the fund's investment objective, our goal is to produce monthly returns, before expenses, that match the monthly returns of the Barclays index as closely as possible. We use a method known as "stratified sampling," or investing in representative securities to construct a portfolio that approximately mirrors the structure of the index, in terms of sector weightings, maturity distribution and credit quality. We manage the portfolio so that it matches the index in terms of overall sensitivity to changes in interest rates and the yield curve.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Investor Class	.22%
Actual		$ 1,000.00	$ 1,030.10	$ 1.12
HypotheticalA		$ 1,000.00	$ 1,024.03	$ 1.12
Fidelity Advantage Class	.11%
Actual		$ 1,000.00	$ 1,030.70	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .56
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,030.90	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,031.00	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,031.00	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 71.4%	U.S. Government and U.S. Government Agency Obligations 72.6%
AAA 3.5%	AAA 3.2%
AA 3.6%	AA 5.3%
A 10.4%	A 8.8%
BBB 10.1%	BBB 8.7%
BB and Below 0.0%†	BB and Below 0.1%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 0.9%	Short-Term Investments and Net Other Assets (Liabilities) 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	6.2	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.8	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Corporate Bonds 22.3%		Corporate Bonds 20.6%
	U.S. Government and U.S. Government Agency Obligations 71.4%		U.S. Government and U.S. Government Agency Obligations 72.6%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.2%
	CMOs and Other Mortgage Related Securities 1.9%		CMOs and Other Mortgage Related Securities 2.3%
	Municipal Bonds 0.8%		Municipal Bonds 0.8%
	Other Investments 2.5%		Other Investments 2.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Foreign investments	7.9%	** Foreign investments	6.6%

† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/11	$ 2,000	$ 2,625
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,808
6.3% 3/1/38	7,045	10,283
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,167
5.3% 9/15/19	2,000	2,344
		17,602
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,417
Comcast Corp.:
3.125% 7/15/22	3,000	3,135
4.65% 7/15/42	4,000	4,272
4.95% 6/15/16	1,862	2,119
5.7% 5/15/18	2,940	3,557
5.7% 7/1/19	8,500	10,312
6.4% 3/1/40	1,000	1,316
6.55% 7/1/39	3,000	3,994
6.95% 8/15/37	6,700	9,113
COX Communications, Inc. 4.625% 6/1/13	4,425	4,557
Discovery Communications LLC 5.05% 6/1/20	3,200	3,733
NBCUniversal Media LLC:
3.65% 4/30/15	2,248	2,407
6.4% 4/30/40	3,000	3,893
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,297
News America, Inc.:
5.3% 12/15/14	868	954
5.65% 8/15/20	1,000	1,199
6.15% 3/1/37	3,955	4,806
6.9% 3/1/19	2,110	2,669
6.9% 8/15/39	2,000	2,600
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,575
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,952
5.85% 5/1/17	5,801	6,875
6.2% 7/1/13	2,302	2,408
6.75% 7/1/18	1,162	1,454
7.3% 7/1/38	4,000	5,466
8.75% 2/14/19	2,368	3,207
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
3.15% 7/15/15	$ 5,000	$ 5,310
4% 1/15/22	1,000	1,097
5.875% 11/15/16	2,131	2,523
6.5% 11/15/36	5,724	7,159
Viacom, Inc.:
4.375% 9/15/14	2,000	2,143
5.625% 9/15/19	1,000	1,196
6.125% 10/5/17	5,420	6,538
6.75% 10/5/37	1,865	2,480
Walt Disney Co.:
1.125% 2/15/17	2,760	2,789
2.55% 2/15/22	2,810	2,893
5.5% 3/15/19	2,000	2,430
		144,845
Multiline Retail - 0.1%
Target Corp.:
3.875% 7/15/20	3,000	3,406
4% 7/1/42	7,000	7,266
5.875% 7/15/16	2,100	2,490
7% 1/15/38	3,100	4,621
		17,783
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	5,500	5,788
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,426
5.875% 12/16/36	4,700	6,268
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,486
4.625% 4/15/20	2,000	2,307
4.65% 4/15/42	6,500	7,039
5.8% 4/15/40	2,000	2,556
Staples, Inc. 9.75% 1/15/14	10,000	11,169
		53,039
TOTAL CONSUMER DISCRETIONARY		235,894
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.8%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	$ 4,073	$ 5,758
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	8,042
2.5% 7/15/22	8,625	8,766
4.125% 1/15/15	5,700	6,172
5.375% 1/15/20	1,500	1,833
8.2% 1/15/39	2,800	4,694
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,732
5.2% 1/30/13	1,028	1,048
5.75% 10/23/17	5,185	6,357
Fortune Brands, Inc. 5.875% 1/15/36	10,000	11,965
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,871
3.6% 8/13/42	3,000	3,002
4.875% 11/1/40	2,300	2,799
7.9% 11/1/18	6,000	8,130
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,883
3.15% 11/15/20	3,700	4,034
		89,086
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	7,618
6.125% 9/15/39	1,000	1,322
Kroger Co. 3.9% 10/1/15	9,000	9,789
Safeway, Inc. 5% 8/15/19	1,000	1,021
Wal-Mart Stores, Inc.:
2.8% 4/15/16	6,700	7,195
3.2% 5/15/14	10,000	10,484
5.625% 4/1/40	2,000	2,706
5.625% 4/15/41	4,600	6,229
6.5% 8/15/37	8,275	12,052
		58,416
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,745
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,308
General Mills, Inc. 5.65% 2/15/19	13,501	16,326
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kellogg Co.:
3.125% 5/17/22	$ 1,875	$ 1,968
3.25% 5/21/18	2,800	3,065
4.45% 5/30/16	2,000	2,229
Kraft Foods Group, Inc.:
3.5% 6/6/22 (b)	3,750	3,975
5% 6/4/42 (b)	2,825	3,219
Kraft Foods, Inc.:
6% 2/11/13	7,895	8,076
6.125% 2/1/18	5,497	6,689
6.75% 2/19/14	535	582
6.875% 2/1/38	5,250	7,199
		62,381
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	5,310
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,182
2.3% 2/6/22	4,700	4,819
3.15% 9/1/15	4,500	4,854
		20,165
Tobacco - 0.3%
Altria Group, Inc.:
4.25% 8/9/42	9,780	9,559
9.7% 11/10/18	6,065	8,708
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,901
4.5% 3/26/20	2,000	2,335
4.875% 5/16/13	8,937	9,212
5.65% 5/16/18	6,789	8,299
6.375% 5/16/38	1,450	2,027
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,512
7.25% 6/15/37	7,220	9,260
		57,813
TOTAL CONSUMER STAPLES		287,861
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	$ 2,000	$ 2,476
Halliburton Co.:
6.15% 9/15/19	2,000	2,485
7.45% 9/15/39	1,500	2,365
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,774
3.05% 3/1/16	1,020	1,067
4.625% 3/1/21	1,340	1,460
5.25% 3/15/42	3,100	3,331
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,798
5.15% 3/15/13	2,255	2,303
7% 3/15/38	5,580	6,299
		28,358
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	2,434
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,382
6.45% 9/15/36	2,675	3,306
Apache Corp. 5.1% 9/1/40	3,000	3,606
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,108
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,539
5.7% 5/15/17	1,148	1,361
6.25% 3/15/38	6,850	8,938
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,739
6.75% 11/15/39	2,000	2,688
ConocoPhillips:
4.6% 1/15/15	3,000	3,286
5.75% 2/1/19	2,902	3,602
6.5% 2/1/39	7,529	10,872
Devon Energy Corp. 5.625% 1/15/14	2,321	2,476
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,061
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,288
5.875% 12/15/16	1,000	1,161
6.5% 4/15/18	1,000	1,206
Encana Corp.:
3.9% 11/15/21	4,900	5,052
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Encana Corp.: - continued
6.5% 2/1/38	$ 5,000	$ 5,921
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,074
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	10,187
4.85% 8/15/42	2,500	2,598
5.6% 10/15/14	1,937	2,122
5.65% 4/1/13	690	707
5.7% 2/15/42	2,000	2,308
6.65% 4/15/18	2,000	2,463
7.55% 4/15/38	2,000	2,694
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,224
Hess Corp. 5.6% 2/15/41	3,400	3,868
Kinder Morgan Energy Partners LP:
3.95% 9/1/22	7,000	7,435
5% 12/15/13	5,000	5,253
5.625% 9/1/41	1,000	1,106
6.55% 9/15/40	3,000	3,652
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,607
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,061
5.125% 3/1/21	1,000	1,150
6.5% 3/1/41	1,000	1,222
Nexen, Inc.:
5.2% 3/10/15	900	980
5.875% 3/10/35	3,710	4,291
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,062
2.7% 2/15/23	6,000	6,176
3.125% 2/15/22	2,000	2,148
Petro-Canada:
6.05% 5/15/18	3,650	4,450
6.8% 5/15/38	8,445	11,455
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	8,652
6.75% 1/27/41	3,650	4,537
7.875% 3/15/19	12,228	15,162
Petroleos Mexicanos:
4.875% 1/24/22 (b)	18,010	20,216
5.5% 6/27/44 (b)	1,000	1,088
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 5.875% 5/1/42 (b)	$ 9,500	$ 11,230
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,162
5.75% 1/15/20	1,000	1,201
6.125% 1/15/17	1,795	2,129
6.65% 1/15/37	2,795	3,587
Shell International Finance BV:
1.125% 8/21/17	1,375	1,382
1.875% 3/25/13	7,000	7,060
2.375% 8/21/22	3,000	3,038
6.375% 12/15/38	4,200	6,136
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,306
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,577
5.1% 8/17/40	2,000	2,532
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,755
6.85% 6/1/39	2,000	2,736
Talisman Energy, Inc.:
5.5% 5/15/42	7,300	8,035
5.85% 2/1/37	5,000	5,629
Total Capital International SA:
1.55% 6/28/17	5,000	5,081
2.875% 2/17/22	4,175	4,384
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	5,087
3.4% 6/1/15	1,000	1,073
6.1% 6/1/40	6,700	9,290
Transcontinental Gas Line LLC 4.45% 8/1/42 (b)	7,750	8,070
Valero Energy Corp. 6.625% 6/15/37	5,420	6,552
Western Gas Partners LP 4% 7/1/22	3,000	3,064
Williams Partners LP 3.35% 8/15/22	2,800	2,847
XTO Energy, Inc.:
5% 1/31/15	1,733	1,924
5.65% 4/1/16	1,189	1,398
		341,239
TOTAL ENERGY		369,597
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 8.7%
Capital Markets - 1.2%
Bear Stearns Companies, Inc. 5.3% 10/30/15	$ 1,159	$ 1,294
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,055
4.25% 5/24/21	6,500	7,324
Goldman Sachs Group, Inc.:
3.3% 5/3/15	2,225	2,297
3.625% 2/7/16	5,000	5,184
3.7% 8/1/15	7,848	8,222
5.125% 1/15/15	1,500	1,603
5.25% 7/27/21	4,500	4,788
5.625% 1/15/17	7,000	7,586
5.75% 1/24/22	4,300	4,748
6% 6/15/20	1,650	1,847
6.15% 4/1/18	1,951	2,219
6.25% 2/1/41	2,000	2,237
6.75% 10/1/37	14,510	15,128
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,069
Lazard Group LLC:
6.85% 6/15/17	3,804	4,291
7.125% 5/15/15	1,364	1,497
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,568
6.875% 4/25/18	6,991	8,156
Morgan Stanley:
2.875% 1/24/14	5,000	5,047
2.875% 7/28/14	1,000	1,015
4.2% 11/20/14	7,250	7,437
4.75% 4/1/14	4,287	4,413
5.45% 1/9/17	236	248
5.5% 7/28/21	3,400	3,488
5.625% 9/23/19	2,000	2,071
5.75% 1/25/21	5,000	5,166
5.95% 12/28/17	5,745	6,147
6% 5/13/14	3,242	3,428
6% 4/28/15	5,666	6,036
6.375% 7/24/42	2,900	2,942
6.625% 4/1/18	5,055	5,583
7.3% 5/13/19	3,000	3,385
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,822
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Royal Bank of Scotland PLC: - continued
4.875% 3/16/15	$ 5,000	$ 5,309
6.125% 1/11/21	3,700	4,241
State Street Corp. 2.875% 3/7/16	3,340	3,574
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	10,064
2.3% 7/28/16	1,000	1,046
5.45% 5/15/19	2,000	2,380
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,318
3.875% 1/15/15	2,000	2,108
5.75% 4/25/18	1,700	1,966
5.875% 12/20/17	3,500	4,075
		188,422
Commercial Banks - 2.4%
African Development Bank 1.125% 3/15/17	1,300	1,330
American Express Bank FSB 6% 9/13/17	615	745
Asian Development Bank 1.125% 3/15/17	5,000	5,119
Bank of America NA:
5.3% 3/15/17	3,500	3,810
6% 10/15/36	2,419	2,731
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,141
4.375% 1/13/21	1,000	1,159
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,907
5.2% 7/10/14	2,000	2,120
BB&T Corp.:
1.6% 8/15/17	5,700	5,790
2.05% 4/28/14	2,000	2,044
BNP Paribas:
2.125% 12/21/12	2,000	2,004
3.6% 2/23/16	10,380	10,865
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,011
Comerica, Inc. 3% 9/16/15	1,268	1,332
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,681
4.375% 6/15/22	8,850	9,637
Council of Europe Development Bank 2.625% 2/16/16	4,250	4,497
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch:
2.2% 1/14/14	$ 7,948	$ 8,057
6% 2/15/18	15,651	17,383
European Bank for Reconstruction and Development:
1.625% 9/3/15	4,750	4,912
2.5% 3/15/16	3,800	4,050
European Investment Bank:
1.625% 6/15/17	4,640	4,796
1.75% 3/15/17	5,000	5,178
2.875% 9/15/20	9,000	9,634
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,314
5% 4/11/22	6,170	7,060
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,716
3.625% 1/25/16	2,000	2,152
4.5% 6/1/18	824	894
8.25% 3/1/38	2,079	2,907
Fifth Third Bank 4.75% 2/1/15	3,422	3,648
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,570
5.1% 4/5/21	2,800	3,223
6.5% 9/15/37	10,000	11,830
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,912
1.125% 3/15/17	17,100	17,542
3% 4/22/14	7,700	8,032
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,164
1% 9/15/16	9,000	9,180
2.375% 5/26/15	12,300	12,981
JPMorgan Chase Bank 6% 10/1/17	7,075	8,331
KeyBank NA 5.8% 7/1/14	1,109	1,188
KeyCorp. 3.75% 8/13/15	7,000	7,538
PNC Funding Corp.:
2.7% 9/19/16	11,300	12,046
6.7% 6/10/19	2,500	3,158
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,024
4.5% 1/11/21	1,000	1,102
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Rabobank (Netherlands) NV: - continued
5.25% 5/24/41	$ 3,000	$ 3,542
Regions Bank 7.5% 5/15/18	2,000	2,330
Royal Bank of Canada 2.3% 7/20/16	5,500	5,768
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,265
2.5% 7/14/16	1,200	1,271
U.S. Bancorp:
3.15% 3/4/15	5,000	5,291
4.125% 5/24/21	3,000	3,407
UnionBanCal Corp. 5.25% 12/16/13	656	687
Wachovia Bank NA 6.6% 1/15/38	10,000	13,633
Wachovia Corp.:
5.5% 5/1/13	14,000	14,459
5.625% 10/15/16	3,367	3,877
5.75% 6/15/17	2,905	3,467
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,046
2.1% 5/8/17	2,725	2,814
5.625% 12/11/17	5,972	7,153
Westpac Banking Corp.:
1.85% 12/9/13	9,800	9,923
2% 8/14/17	5,000	5,053
4.875% 11/19/19	3,700	4,176
		365,607
Consumer Finance - 1.5%
American Express Co.:
7.25% 5/20/14	1,500	1,660
8.15% 3/19/38	8,500	13,754
American Express Credit Corp. 2.75% 9/15/15	5,000	5,278
Capital One Bank (USA) NA 8.8% 7/15/19	2,020	2,624
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,490
7.375% 5/23/14	1,578	1,742
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,185
2.75% 6/24/15	1,500	1,585
2.85% 6/1/22	4,000	4,172
Discover Financial Services:
5.2% 4/27/22	1,000	1,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
6.45% 6/12/17	$ 2,263	$ 2,564
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,751
2.75% 5/15/15	11,400	11,548
3% 6/12/17	3,000	3,011
4.25% 2/3/17	7,600	7,953
5.875% 8/2/21	11,375	12,563
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,442
2.95% 5/9/16	11,691	12,348
3.5% 6/29/15	12,081	12,875
4.65% 10/17/21	7,000	7,997
5.625% 9/15/17	7,044	8,324
5.625% 5/1/18	15,000	17,766
5.875% 1/14/38	4,000	4,864
6.375% 11/15/67 (e)	9,000	9,484
6.875% 1/10/39	4,000	5,476
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,240
John Deere Capital Corp.:
1.6% 3/3/14	8,400	8,536
2.25% 4/17/19	10,250	10,711
2.8% 1/27/23	5,000	5,172
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,009
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,779
1% 2/17/15	1,600	1,616
2.05% 1/12/17	9,000	9,373
		225,956
Diversified Financial Services - 2.2%
Bank of America Corp.:
4.5% 4/1/15	16,765	17,834
5% 5/13/21	4,000	4,302
5.7% 1/24/22	6,250	7,073
5.75% 12/1/17	5,855	6,547
5.875% 1/5/21	6,640	7,468
6.5% 8/1/16	15,000	17,108
BP Capital Markets PLC:
3.125% 10/1/15	2,500	2,674
3.245% 5/6/22	7,750	8,261
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC: - continued
3.875% 3/10/15	$ 2,000	$ 2,156
4.5% 10/1/20	2,000	2,328
4.75% 3/10/19	1,000	1,162
Capital One Capital V 10.25% 8/15/39	3,557	3,664
Capital One Capital VI 8.875% 5/15/40	1,000	1,024
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,816
2.65% 3/2/15	13,899	14,174
3.953% 6/15/16	1,450	1,530
4.75% 5/19/15	15,244	16,365
5.875% 1/30/42	4,500	5,293
6.125% 5/15/18	5,731	6,647
6.5% 8/19/13	6,095	6,410
8.125% 7/15/39	8,000	11,741
8.5% 5/22/19	2,000	2,560
CME Group, Inc. 5.75% 2/15/14	501	537
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,095
3.875% 8/18/14	5,000	5,257
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,546
6.375% 5/15/38	7,218	10,407
International Finance Corp.:
2.25% 4/11/16	5,700	5,950
2.75% 4/20/15	6,625	7,019
JPMorgan Chase & Co.:
2% 8/15/17	7,000	7,055
3.15% 7/5/16	1,500	1,588
3.4% 6/24/15	10,710	11,331
3.7% 1/20/15	5,000	5,304
4.35% 8/15/21	2,000	2,193
4.5% 1/24/22	13,000	14,446
4.625% 5/10/21	1,500	1,679
5.5% 10/15/40	5,700	6,845
5.6% 7/15/41	1,500	1,842
6.3% 4/23/19	10,000	12,210
KfW:
1% 1/12/15	38,700	39,219
1.875% 1/14/13	3,100	3,117
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
KfW: - continued
4% 1/27/20	$ 3,000	$ 3,496
4.875% 6/17/19	25,000	30,499
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,002
3.875% 9/16/15	4,000	4,357
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,839
TECO Finance, Inc. 4% 3/15/16	2,875	3,117
		346,087
Insurance - 1.0%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,726
Allstate Corp.:
5.95% 4/1/36	3,100	3,991
6.2% 5/16/14	4,000	4,369
7.45% 5/16/19	3,000	3,927
American International Group, Inc.:
3.65% 1/15/14	3,700	3,798
3.8% 3/22/17	16,400	17,359
4.875% 9/15/16	5,400	5,920
4.875% 6/1/22	9,000	9,817
5.05% 10/1/15	3,000	3,260
5.85% 1/16/18	2,000	2,293
6.4% 12/15/20	2,900	3,448
8.25% 8/15/18	4,000	5,047
Aon Corp. 3.125% 5/27/16	8,000	8,450
Assurant, Inc. 5.625% 2/15/14	1,894	1,979
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	595
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,372
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,109
Marsh & McLennan Companies, Inc. 2.3% 4/1/17	5,000	5,046
MetLife, Inc.:
2.375% 2/6/14	3,000	3,070
4.125% 8/13/42	3,900	3,967
5% 6/15/15	1,153	1,281
5.875% 2/6/41	2,400	3,084
7.717% 2/15/19	9,000	11,701
Prudential Financial, Inc.:
5.15% 1/15/13	3,146	3,197
5.4% 6/13/35	447	474
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.5% 3/15/16	$ 421	$ 474
5.625% 5/12/41	2,000	2,227
5.7% 12/14/36	380	422
6.2% 1/15/15	1,340	1,480
6.2% 11/15/40	2,400	2,830
7.375% 6/15/19	3,000	3,777
8.875% 6/15/38 (e)	2,944	3,592
The Chubb Corp.:
5.75% 5/15/18	4,175	5,164
6.5% 5/15/38	3,510	5,133
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	11,455
		157,834
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	531
Boston Properties, Inc. 4.125% 5/15/21	2,100	2,246
Duke Realty LP:
5.4% 8/15/14	5,172	5,518
5.95% 2/15/17	630	709
6.25% 5/15/13	1,000	1,030
6.5% 1/15/18	1,000	1,160
Federal Realty Investment Trust 3% 8/1/22	4,750	4,751
HRPT Properties Trust:
5.75% 11/1/15	881	925
6.25% 6/15/17	1,221	1,340
6.65% 1/15/18	612	679
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,230
		20,119
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	3,132
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,119
ERP Operating LP:
4.625% 12/15/21	5,700	6,538
5.5% 10/1/12	3,403	3,414
Liberty Property LP:
4.75% 10/1/20	1,000	1,090
5.125% 3/2/15	840	903
5.5% 12/15/16	1,000	1,122
Mack-Cali Realty LP 4.5% 4/18/22	4,210	4,463
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
5.25% 8/1/15	$ 2,113	$ 2,300
5.875% 6/15/17	1,046	1,202
Simon Property Group LP:
2.8% 1/30/17	4,700	4,929
4.125% 12/1/21	3,200	3,529
4.2% 2/1/15	1,820	1,941
5.65% 2/1/20	4,300	5,177
Tanger Properties LP:
6.125% 6/1/20	4,408	5,231
6.15% 11/15/15	24	27
		47,117
TOTAL FINANCIALS		1,351,142
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,177
2.5% 11/15/16	2,000	2,097
3.875% 11/15/21	9,600	10,388
5.15% 11/15/41	11,150	12,194
5.85% 6/1/17	2,928	3,481
		31,337
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,460
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,475
4.125% 3/15/21	2,800	3,193
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,055
		10,183
Health Care Providers & Services - 0.4%
Aetna, Inc. 4.125% 6/1/21	7,000	7,718
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	5,093	5,191
3.9% 2/15/22 (b)	10,400	11,314
CIGNA Corp. 4% 2/15/22	4,600	4,943
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	2,024
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Coventry Health Care, Inc.: - continued
6.3% 8/15/14	$ 3,584	$ 3,885
Express Scripts, Inc.:
6.25% 6/15/14	2,000	2,185
7.25% 6/15/19	2,000	2,575
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,092
UnitedHealth Group, Inc. 4.375% 3/15/42	11,800	12,585
WellPoint, Inc.:
4.625% 5/15/42	2,600	2,595
5% 12/15/14	7,200	7,804
5.8% 8/15/40	4,000	4,768
		69,679
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,120
Pharmaceuticals - 0.6%
Abbott Laboratories 4.125% 5/27/20	9,500	10,973
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,521
6.45% 9/15/37	3,250	4,582
Bristol-Myers Squibb Co.:
3.25% 8/1/42	2,800	2,678
5.45% 5/1/18	2,905	3,535
Hospira, Inc. 6.4% 5/15/15	2,000	2,216
Johnson & Johnson:
1.2% 5/15/14	4,700	4,773
4.85% 5/15/41	4,260	5,501
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,049
3.875% 1/15/21	1,000	1,139
4% 6/30/15	3,000	3,289
5% 6/30/19	5,970	7,223
5.85% 6/30/39	1,000	1,416
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,566
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,477
6.2% 3/15/19	4,000	5,121
7.2% 3/15/39	5,400	8,569
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,082
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.: - continued
6.125% 8/15/19	$ 1,000	$ 1,163
Wyeth 5.5% 2/1/14	5,400	5,787
		94,724
TOTAL HEALTH CARE		207,043
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,725
General Dynamics Corp. 2.25% 7/15/16	2,400	2,525
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,869
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,119
4.85% 9/15/41	2,700	3,114
Raytheon Co.:
1.625% 10/15/15	1,000	1,024
3.125% 10/15/20	2,000	2,152
4.875% 10/15/40	1,000	1,207
The Boeing Co.:
5% 3/15/14	3,000	3,203
6% 3/15/19	1,000	1,261
6.875% 3/15/39	3,300	5,155
United Technologies Corp.:
3.1% 6/1/22	2,875	3,061
4.5% 4/15/20	4,000	4,732
4.5% 6/1/42	3,000	3,415
5.7% 4/15/40	2,000	2,644
6.125% 2/1/19	4,000	5,035
		48,241
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,120
6.2% 1/15/38	2,500	3,598
		7,718
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 2,220	$ 2,342
6.9% 7/2/19	673	728
		3,070
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,740
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,992
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,279
6% 10/15/17	2,902	3,530
6.55% 10/15/37	4,250	6,169
Danaher Corp.:
1.3% 6/23/14	2,900	2,945
3.9% 6/23/21	2,900	3,294
General Electric Co. 5.25% 12/6/17	18,540	22,003
		44,212
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,204
5.3% 9/15/35	7,000	8,806
Deere & Co. 5.375% 10/16/29	1,000	1,318
		16,328
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,743
Burlington Northern Santa Fe LLC:
3.05% 3/15/22	10,000	10,325
4.375% 9/1/42	4,500	4,745
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,257
CSX Corp. 7.375% 2/1/19	10,000	12,852
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,777
3.25% 12/1/21	5,000	5,278
5.75% 1/15/16	10,000	11,535
Union Pacific Corp. 4.75% 9/15/41	2,800	3,189
		66,701
TOTAL INDUSTRIALS		191,010
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	$ 3,000	$ 3,162
4.45% 1/15/20	2,000	2,344
4.95% 2/15/19	3,479	4,156
5.9% 2/15/39	12,416	16,575
		26,237
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,030
3.3% 12/9/16	5,250	5,416
4.3% 6/1/21	2,780	2,793
4.75% 6/2/14	8,300	8,757
6% 9/15/41	1,500	1,567
		20,563
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,117
6% 10/1/12	3,840	3,855
6.55% 10/1/17	2,338	2,827
7.125% 10/1/37	2,475	3,387
		13,186
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	9,628
Google, Inc.:
1.25% 5/19/14	4,720	4,799
3.625% 5/19/21	3,780	4,251
		18,678
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,424
1.95% 7/22/16	1,500	1,567
7.625% 10/15/18	13,000	17,592
		30,583
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,065
4.5% 5/15/21	4,000	4,205
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
5.625% 12/15/19	$ 1,000	$ 1,128
8.25% 5/15/14	3,902	4,338
		10,736
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,122
2.95% 6/1/14	2,000	2,090
4.2% 6/1/19	2,000	2,353
5.3% 2/8/41	1,500	2,008
Oracle Corp.:
5.375% 7/15/40	4,000	5,137
5.75% 4/15/18	7,400	9,147
		22,857
TOTAL INFORMATION TECHNOLOGY		142,840
MATERIALS - 1.3%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,148
Dow Chemical Co.:
4.125% 11/15/21	7,700	8,436
5.9% 2/15/15	2,500	2,790
7.6% 5/15/14	3,000	3,329
8.55% 5/15/19	2,358	3,185
9.4% 5/15/39	3,000	4,904
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,253
3.625% 1/15/21	5,000	5,568
4.625% 1/15/20	3,000	3,531
Ecolab, Inc. 1% 8/9/15	4,750	4,769
Lubrizol Corp. 8.875% 2/1/19	919	1,282
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,149
3.75% 9/30/15	2,000	2,160
4.875% 3/30/20	1,500	1,755
5.625% 12/1/40	1,800	2,290
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.:
2.45% 2/15/22	$ 4,650	$ 4,683
3.25% 9/15/15	3,200	3,443
		61,675
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,015
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,255
6.8% 8/1/19	3,000	3,643
		6,898
Metals & Mining - 0.7%
Alcoa, Inc. 5.4% 4/15/21	12,100	12,500
ArcelorMittal SA:
3.75% 8/5/15	7,800	7,722
7.25% 10/15/39	4,400	3,965
9.85% 6/1/19	2,000	2,281
Barrick Gold Corp.:
3.85% 4/1/22	8,000	8,310
5.25% 4/1/42	4,500	4,896
BHP Billiton Financial (USA) Ltd.:
2.875% 2/24/22	9,300	9,527
5.5% 4/1/14	2,500	2,694
6.5% 4/1/19	2,500	3,201
Freeport-McMoRan Copper & Gold, Inc. 3.55% 3/1/22	5,125	5,095
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,145
6.25% 10/1/39	1,600	1,920
Rio Tinto Finance Ltd. (United States):
2.25% 9/20/16	1,200	1,251
3.75% 9/20/21	3,200	3,433
5.2% 11/2/40	1,000	1,152
6.5% 7/15/18	1,398	1,731
7.125% 7/15/28	2,000	2,713
8.95% 5/1/14	4,000	4,529
Rio Tinto Finance USA PLC 2.875% 8/21/22	6,000	5,909
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,141
5.2% 3/1/42	5,200	4,998
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
5.625% 9/15/19	$ 6,210	$ 6,893
6.25% 1/23/17	9,395	10,771
		110,777
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,946
TOTAL MATERIALS		194,311
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,667
AT&T, Inc.:
2.4% 8/15/16	12,800	13,551
5.55% 8/15/41	7,300	9,090
5.8% 2/15/19	4,000	4,954
6.3% 1/15/38	838	1,094
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,368
British Telecommunications PLC:
2% 6/22/15	7,000	7,157
9.625% 12/15/30	4,515	7,255
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,444
6.45% 6/15/21	5,250	5,863
7.6% 9/15/39	2,500	2,586
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,520
5.875% 8/20/13	10,000	10,479
6.75% 8/20/18	3,595	4,451
France Telecom SA:
2.125% 9/16/15	1,000	1,023
5.375% 7/8/19	4,000	4,639
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,341
6.15% 9/15/34	5,270	6,696
6.45% 6/15/34	11,795	15,384
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,226
5.25% 10/1/15	4,571	4,640
6.999% 6/4/18	1,776	1,856
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
7.175% 6/18/19	$ 6,000	$ 6,270
Telefonica Emisiones SAU:
3.992% 2/16/16	3,850	3,706
4.949% 1/15/15	3,000	3,023
5.462% 2/16/21	2,700	2,484
5.877% 7/15/19	2,000	1,930
6.421% 6/20/16	1,151	1,177
7.045% 6/20/36	2,600	2,405
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,535
2% 11/1/16	9,600	10,044
4.75% 11/1/41	1,000	1,140
6.25% 4/1/37	3,121	4,144
6.35% 4/1/19	6,000	7,662
6.9% 4/15/38	6,025	8,555
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	4,069
		185,428
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 6.125% 11/15/37	8,365	10,690
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,700
4.75% 10/1/14	4,500	4,837
5.875% 10/1/19	2,905	3,417
6.35% 3/15/40	1,000	1,178
6.375% 3/1/41	2,100	2,480
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,508
8.5% 11/15/18	3,486	4,878
Vodafone Group PLC:
2.875% 3/16/16	440	469
3.375% 11/24/15	1,000	1,077
5% 12/16/13	2,275	2,404
5.45% 6/10/19	6,000	7,302
		45,940
TOTAL TELECOMMUNICATION SERVICES		231,368
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 5.2% 6/1/41	$ 3,850	$ 4,910
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,966
AmerenUE 6.4% 6/15/17	2,959	3,552
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,518
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,912
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,296
8.875% 11/15/18	2,000	2,716
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,509
3.4% 9/1/21	1,000	1,097
5.8% 3/15/18	9,945	12,167
Consumers Energy Co. 2.85% 5/15/22	6,650	7,023
Detroit Edison Co. 2.65% 6/15/22	8,000	8,277
Duke Capital LLC 5.668% 8/15/14	2,036	2,195
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	5,209
6% 1/15/38	3,450	4,640
Duke Energy Corp. 3.95% 9/15/14	4,500	4,778
Edison International 3.75% 9/15/17	3,000	3,208
FirstEnergy Solutions Corp.:
4.8% 2/15/15	9,000	9,610
6.8% 8/15/39	3,500	3,770
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,838
Hydro-Quebec 1.375% 6/19/17	1,000	1,014
Mississippi Power Co. 4.25% 3/15/42	1,840	1,940
Nevada Power Co. 6.5% 8/1/18	1,555	1,949
Northern States Power Co.:
3.4% 8/15/42	2,000	1,979
5.25% 3/1/18	10,500	12,607
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	4,017
3.75% 8/15/42	5,900	5,841
5.4% 1/15/40	4,000	4,999
PacifiCorp 6% 1/15/39	6,193	8,570
Pennsylvania Electric Co. 6.05% 9/1/17	757	869
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,497
PPL Capital Funding, Inc. 4.2% 6/15/22	2,000	2,114
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,970
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.: - continued
6% 12/1/39	$ 3,200	$ 4,034
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,105
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,611
Southern California Edison Co. 4.5% 9/1/40	7,190	8,472
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,595
6.55% 5/15/36	5,500	7,842
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,985
6% 5/15/37	2,000	2,774
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,492
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,190
		195,657
Gas Utilities - 0.0%
ONEOK, Inc. 4.25% 2/1/22	1,200	1,286
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	516
		1,802
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,600
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,682
		9,282
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,378
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,359
5.5% 12/1/39	2,500	3,291
Delmarva Power & Light 4% 6/1/42	4,000	4,309
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,037
2.7606% 9/30/66 (e)	1,000	910
4.9% 8/1/41	2,000	2,374
7.5% 6/30/66 (e)	1,000	1,081
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,520
5.875% 10/1/12	2,893	2,904
6.5% 9/15/37	7,605	10,391
National Grid PLC 6.3% 8/1/16	1,463	1,690
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.25% 9/15/17	$ 835	$ 963
5.4% 7/15/14	1,334	1,434
5.45% 9/15/20	5,111	5,840
6.25% 12/15/40	2,453	3,064
6.4% 3/15/18	1,532	1,834
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,186
Sempra Energy:
6% 10/15/39	1,000	1,328
6.5% 6/1/16	3,000	3,578
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,476
		59,947
TOTAL UTILITIES		266,688
TOTAL NONCONVERTIBLE BONDS (Cost $3,100,374)		3,477,754
U.S. Government and Government Agency Obligations - 41.7%

U.S. Government Agency Obligations - 3.9%
Fannie Mae:
0.5% 8/9/13	9,861	9,888
0.875% 8/28/14	68,669	69,466
1.75% 2/22/13	22,745	22,913
3.625% 2/12/13	55,295	56,131
Federal Farm Credit Bank 3% 9/22/14	50,000	52,792
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,113
0.375% 1/29/14	20,085	20,122
1% 6/21/17	35,300	35,847
5% 11/17/17	33,300	40,464
Freddie Mac:
0.75% 3/28/13	31,355	31,452
1% 8/27/14	13,211	13,404
1% 6/29/17	2,660	2,694
1% 7/28/17	6,972	7,063
1% 9/29/17	32,075	32,402
1.75% 9/10/15	20,385	21,219
2.375% 1/13/22	13,000	13,672
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
3.75% 3/27/19	$ 2,300	$ 2,681
4.875% 6/13/18	66,960	81,733
6.25% 7/15/32	7,700	11,783
6.75% 3/15/31	26,000	41,106
Tennessee Valley Authority:
5.25% 9/15/39	20,000	26,609
5.375% 4/1/56	5,395	7,615
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		611,169
U.S. Treasury Obligations - 37.8%
U.S. Treasury Bonds:
2.75% 8/15/42	58,000	58,915
3% 5/15/42	11,860	12,694
3.5% 2/15/39	12,115	14,313
3.875% 8/15/40	30,080	37,821
4.25% 5/15/39	26,000	34,633
4.25% 11/15/40	811	1,083
4.375% 2/15/38	8,200	11,085
4.375% 11/15/39	100	136
4.375% 5/15/40	8,000	10,882
4.375% 5/15/41	57,765	78,732
4.5% 2/15/36	18,000	24,609
4.5% 5/15/38	15,000	20,672
4.5% 8/15/39	39,000	53,960
4.625% 2/15/40	21,500	30,335
4.75% 2/15/37	11,000	15,615
4.75% 2/15/41	54,830	79,007
5% 5/15/37	11,000	16,160
5.375% 2/15/31	71,300	105,179
6.25% 5/15/30	86,360	137,839
8.75% 5/15/17	8,000	11,042
8.875% 8/15/17	5,000	7,019
8.875% 2/15/19	6,960	10,471
9% 11/15/18	4,000	5,986
9.125% 5/15/18	3,000	4,408
U.S. Treasury Notes:
0.125% 9/30/13	26,600	26,580
0.125% 12/31/13	151,950	151,784
0.125% 7/31/14	83,940	83,776
0.25% 10/31/13	112,680	112,742
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 11/30/13	$ 152,110	$ 152,193
0.25% 1/31/14	81,560	81,605
0.25% 2/28/14	218,600	218,720
0.25% 3/31/14	72,750	72,781
0.25% 4/30/14	76,750	76,780
0.25% 5/31/14	26,740	26,753
0.25% 9/15/14	31,800	31,810
0.25% 12/15/14	240	240
0.25% 2/15/15	112,410	112,401
0.25% 5/15/15	34,110	34,091
0.25% 7/15/15	43,300	43,256
0.25% 8/15/15	76,900	76,804
0.375% 11/15/14	11,080	11,113
0.375% 3/15/15	6,040	6,057
0.375% 4/15/15	5,240	5,255
0.375% 6/15/15	56,410	56,569
0.5% 8/15/14	113,810	114,401
0.5% 7/31/17	74,960	74,661
0.625% 7/15/14	130,240	131,186
0.625% 5/31/17	60,000	60,206
0.75% 12/15/13	980	987
0.75% 6/15/14	72,190	72,861
0.875% 11/30/16	43,120	43,851
0.875% 12/31/16	12,063	12,262
0.875% 1/31/17	54,880	55,763
0.875% 2/28/17	109,294	111,070
0.875% 4/30/17	28,300	28,729
0.875% 7/31/19	16,680	16,556
1% 5/15/14	44,750	45,336
1% 8/31/16	100,010	102,252
1% 9/30/16	46,030	47,062
1% 10/31/16	86,750	88,675
1% 3/31/17	45,115	46,074
1% 6/30/19	22,010	22,051
1.125% 5/31/19	9,650	9,759
1.25% 3/15/14	330	335
1.25% 4/15/14	51,073	51,913
1.25% 8/31/15	76,590	78,750
1.25% 9/30/15	6,000	6,172
1.25% 10/31/15	39,660	40,813
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 4/30/19	$ 4,550	$ 4,643
1.375% 9/30/18	65,080	67,226
1.375% 2/28/19	98,500	101,455
1.5% 12/31/13	1,300	1,322
1.5% 6/30/16	86,270	89,835
1.5% 7/31/16	31,340	32,650
1.5% 8/31/18	110,180	114,682
1.5% 3/31/19	12,800	13,276
1.625% 8/15/22	119,360	120,143
1.75% 1/31/14	13,759	14,057
1.75% 3/31/14	950	973
1.75% 7/31/15	53,000	55,228
1.75% 5/31/16	13,840	14,533
1.75% 10/31/18	10	11
1.875% 2/28/14	1,660	1,701
1.875% 4/30/14	23,821	24,471
1.875% 6/30/15	60,900	63,626
1.875% 8/31/17	62,120	66,003
1.875% 9/30/17	16,100	17,104
1.875% 10/31/17	13,000	13,816
2% 4/30/16	49,100	51,985
2.125% 5/31/15	86,030	90,358
2.125% 12/31/15	18,710	19,811
2.125% 2/29/16	145,700	154,635
2.125% 8/15/21	90,750	96,493
2.25% 5/31/14	20,570	21,292
2.25% 3/31/16	54,000	57,611
2.25% 11/30/17	11,000	11,906
2.375% 2/28/15	9,084	9,560
2.5% 3/31/15	52,000	54,994
2.5% 4/30/15	50,580	53,567
2.625% 6/30/14	31,801	33,185
2.625% 7/31/14	11,830	12,368
2.625% 12/31/14	49,640	52,386
2.625% 2/29/16	13,600	14,671
2.625% 4/30/18	10,200	11,271
2.625% 8/15/20	141,000	156,455
2.625% 11/15/20	94,180	104,422
2.75% 11/30/16	25,000	27,383
2.75% 12/31/17	3,000	3,326
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3% 8/31/16	$ 12,402	$ 13,668
3% 9/30/16	22,000	24,269
3.125% 10/31/16	23,900	26,523
3.125% 5/15/21	50,876	58,476
3.25% 5/31/16	14,200	15,704
3.25% 12/31/16	25,000	27,951
3.375% 11/15/19	27,740	32,287
3.5% 2/15/18	4,000	4,600
3.5% 5/15/20	81,800	96,166
3.625% 8/15/19	10	12
3.625% 2/15/20	59,600	70,514
3.625% 2/15/21	39,800	47,337
3.875% 5/15/18	8,000	9,408
4% 2/15/14	11,600	12,234
4% 2/15/15	9,600	10,474
4% 8/15/18	22,000	26,168
4.125% 5/15/15	19,300	21,289
4.25% 11/15/13	12,007	12,587
4.25% 11/15/17	16,000	18,944
4.5% 5/15/17	13,000	15,376
4.625% 11/15/16	15,000	17,588
4.625% 2/15/17	14,000	16,536
4.75% 8/15/17	14,000	16,834
5.125% 5/15/16	13,100	15,374
TOTAL U.S. TREASURY OBLIGATIONS		5,890,384
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,110,250)		6,501,553
U.S. Government Agency - Mortgage Securities - 29.7%

Fannie Mae - 18.7%
2.299% 11/1/34 (e)	23,207	24,723
2.5% 12/1/26 to 8/1/27	32,665	33,956
2.5% 9/1/27 (d)	13,000	13,499
3% 3/1/27 to 4/1/42	13,494	14,247
3% 9/1/27 (d)	62,200	65,636
3% 9/1/27 (d)	70,500	74,394
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/27 (d)	$ 6,000	$ 6,331
3% 10/1/42 (d)	25,700	26,567
3.067% 4/1/41 (e)	17,056	17,803
3.5% 10/1/18 to 8/1/42	173,457	184,612
3.5% 9/1/27 (d)	6,000	6,379
3.5% 9/1/27 (d)	4,000	4,253
3.5% 7/1/42	238	255
3.5% 7/1/42	345	369
3.5% 8/1/42	442	472
3.5% 8/1/42	409	437
3.5% 9/1/42 (d)	179,800	190,644
3.5% 9/1/42 (d)	32,000	33,930
4% 8/1/18 to 4/1/42	438,205	471,638
4% 9/1/27 (d)	7,000	7,491
4% 9/1/27 (d)	2,000	2,140
4% 9/1/42 (d)	27,000	28,953
4% 9/1/42 (d)	29,200	31,312
4% 9/1/42 (d)	15,000	16,085
4% 9/1/42 (d)	4,000	4,289
4.476% 11/1/34 (e)	2,956	3,176
4.5% 4/1/18 to 11/1/41	463,299	503,393
4.5% 9/1/42 (d)	27,000	29,223
4.5% 9/1/42 (d)	35,300	38,207
4.5% 9/1/42 (d)	2,000	2,165
5% 2/1/14 to 4/1/41	356,289	390,163
5% 9/1/42 (d)	26,000	28,397
5% 9/1/42 (d)	1,500	1,638
5% 9/1/42 (d)	3,000	3,277
5.5% 8/1/14 to 6/1/40	260,573	286,378
5.5% 9/1/42 (d)	16,000	17,559
5.5% 9/1/42 (d)	2,000	2,195
6% 8/1/22 to 7/1/41	227,488	252,178
6% 9/1/42 (d)	1,000	1,102
6.5% 4/1/19 to 6/1/40	87,247	98,396
TOTAL FANNIE MAE		2,917,862
Freddie Mac - 3.9%
1.852% 3/1/36 (e)	9,914	10,352
2.354% 12/1/35 (e)	8,935	9,536
3.5% 4/1/42	70,700	74,840
4% 10/1/40 to 1/1/42	93,322	100,490
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 9/1/42 (d)	$ 21,300	$ 22,788
4.5% 6/1/25 to 10/1/41	155,657	168,211
4.506% 9/1/37 (e)	3,285	3,459
4.779% 3/1/35 (e)	7,572	8,041
5% 4/1/23 to 9/1/40	93,048	101,713
5.5% 3/1/34 to 12/1/39	94,234	103,079
6% 4/1/32 to 8/1/37	5,016	5,588
6.5% 8/1/36 to 12/1/37	3,092	3,474
11.75% 9/1/13	0*	0*
TOTAL FREDDIE MAC		611,571
Ginnie Mae - 7.1%
3.5% 3/15/39 to 7/15/42	36,965	40,059
3.5% 9/1/42 (d)	95,000	102,838
3.5% 9/1/42 (d)	22,000	23,815
4% 1/15/25 to 12/15/41	200,003	220,044
4% 9/1/42 (d)	3,000	3,291
4.5% 9/15/33 to 3/15/42	294,963	327,052
5% 3/15/39 to 9/15/41	187,049	209,935
5% 9/1/42 (d)	5,000	5,530
5.5% 10/15/35 to 12/20/41	79,366	88,726
5.5% 9/1/42 (d)	1,000	1,118
6% 5/20/34 to 12/15/40	51,066	57,612
6% 9/1/42 (d)	1,000	1,126
6.5% 8/20/36 to 2/15/39	21,598	24,573
TOTAL GINNIE MAE		1,105,719
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,475,352)		4,635,152
Asset-Backed Securities - 0.2%

Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,142
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,115
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,081
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,035
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	$ 6,000	$ 6,649
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	602	581
TOTAL ASSET-BACKED SECURITIES (Cost $24,415)		24,603
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	594
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (b)(e)	8	8
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	1,478	1,564
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	659
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	60
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,727)		2,885
Commercial Mortgage Securities - 1.9%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (e)	1,045	1,106
Series 2006-5:
Class A2, 5.317% 9/10/47	3,684	3,704
Class A3, 5.39% 9/10/47	1,768	1,876
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,772
Series 2007-4 Class A3, 5.7921% 2/10/51 (e)	1,246	1,296
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	73
Series 2007-3:
Class A3, 5.6612% 6/10/49 (e)	2,118	2,159
Class A4, 5.6612% 6/10/49 (e)	2,643	3,023
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,181
Series 2004-2 Class A4, 4.153% 11/10/38	1,357	1,395
Series 2005-1 Class A3, 4.877% 11/10/42	453	452
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	709
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	$ 3,939	$ 4,148
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(f)	2,176	88
Series 2007-5A, Class IO, 4.1484% 10/25/37 (b)(e)(f)	5,565	482
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7154% 6/11/40 (e)	16,612	19,460
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,679
Series 2006-T22 Class A4, 5.5391% 4/12/38 (e)	159	182
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,536
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,751
Series 2007-C6 Class A4, 5.7002% 12/10/49 (e)	9,950	11,617
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (e)	810	830
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,494
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,234	1,305
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (e)	1,268	1,363
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	552
COMM pass-thru certificates sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,687
Series 2007-C9 Class A4, 5.8111% 12/10/49 (e)	2,805	3,312
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,410
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,830
Series 2007-C3 Class A4, 5.6792% 6/15/39 (e)	10,213	11,275
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,704	3,751
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,282
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (b)(e)	4,524	3,585
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	579	604
Series 2006-C1 Class A3, 5.4157% 2/15/39 (e)	4,529	4,636
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3895% 2/15/22 (b)(e)	$ 480	$ 449
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	247
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	119	119
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,861
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (b)(e)	477	452
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,216	2,282
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,173
Series 2006-GG7:
Class A3, 5.8738% 7/10/38 (e)	529	528
Class A4, 5.8738% 7/10/38 (e)	10,980	12,675
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	284	288
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4914% 12/12/44 (e)	3,116	3,185
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	929
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	404	425
Class A3, 5.336% 5/15/47	529	598
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (e)	17,057	19,775
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (e)	2,781	2,864
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	6,208
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (e)	108	36
Class C, 5.7337% 2/12/49 (e)	283	59
Class D, 5.7337% 2/12/49 (e)	298	61
Series 2007-LDP10 Class ES, 5.5652% 1/15/49 (b)(e)	656	30
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8846% 7/15/44 (e)	3,327	3,911
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	172	172
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,082
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A3, 5.398% 2/15/40	$ 5,000	$ 5,220
Class A4, 5.424% 2/15/40	1,163	1,337
Series 2007-C2 Class A3, 5.43% 2/15/40	611	694
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,851
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,892
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (b)(e)	406	385
Class E, 0.5295% 9/15/21 (b)(e)	1,465	1,355
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.3733% 1/12/44 (b)(e)	1,103	725
Series 2006-C1 Class A2, 5.6141% 5/12/39 (e)	1,123	1,148
Series 2007-C1 Class A4, 5.8461% 6/12/50 (e)	4,800	5,416
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	3,174
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (e)	128	128
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	928	976
Series 2007-5:
Class A3, 5.364% 8/12/48	495	502
Class A4, 5.378% 8/12/48	51	56
Class B, 5.479% 8/12/48	3,804	934
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,226
Series 2007-7 Class A4, 5.7386% 6/12/50 (e)	4,438	4,853
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	4,360	4,493
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	317
Series 2007-8 Class A3, 5.9634% 8/12/49 (e)	1,094	1,248
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.4% 10/15/20 (b)(e)	728	659
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,199	1,214
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	642	676
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,676
Series 2006-IQ11:
Class A3, 5.6877% 10/15/42 (e)	390	396
Class A4, 5.7237% 10/15/42 (e)	380	431
Series 2006-T23 Class A3, 5.809% 8/12/41 (e)	647	672
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,146
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class E, 0.518% 9/15/21 (b)(e)	$ 252	$ 217
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	694	699
Series 2003-C8 Class A3, 4.445% 11/15/35	4,389	4,448
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,527
Series 2007-C30:
Class A3, 5.246% 12/15/43	404	409
Class A4, 5.305% 12/15/43	373	401
Class A5, 5.342% 12/15/43	1,357	1,502
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,615
Series 2007-C32 Class A3, 5.7418% 6/15/49 (e)	7,152	8,120
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(e)	602	601
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,171
Series 2005-C22:
Class B, 5.3564% 12/15/44 (e)	2,812	1,947
Class F, 5.3564% 12/15/44 (b)(e)	2,115	414
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,334
Series 2006-C25 Class AM, 5.7364% 5/15/43 (e)	664	723
Series 2007-C30 Class C, 5.483% 12/15/43 (e)	3,804	1,071
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9003% 2/15/51 (e)	839	974
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $211,997)		296,987
Municipal Securities - 0.8%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,400
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,512
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,341
7.55% 4/1/39	15,000	20,084
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,932
Series 2011:
4.511% 3/1/15	1,590	1,694
4.961% 3/1/16	2,830	3,080
5.365% 3/1/17	1,875	2,080
5.877% 3/1/19	3,500	3,913
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kaiser Foundation Hospitals 4.875% 4/1/42	$ 1,800	$ 2,076
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,413
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,500
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,642
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	7,002
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,967
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,262
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	11,715
TOTAL MUNICIPAL SECURITIES (Cost $105,883)		124,613
Foreign Government and Government Agency Obligations - 1.6%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	18,555
5.625% 1/7/41	13,000	16,803
6% 1/17/17	3,000	3,573
Canadian Government:
0.875% 2/14/17	2,200	2,225
2.375% 9/10/14	3,000	3,129
Chilean Republic 3.25% 9/14/21	9,000	9,712
Export Development Canada 1.25% 10/26/16	4,000	4,116
Hydro-Quebec 2% 6/30/16	7,310	7,657
Israeli State 4% 6/30/22	7,000	7,315
Italian Republic:
3.125% 1/26/15	16,000	15,722
6.875% 9/27/23	6,000	6,283
Korean Republic 7.125% 4/16/19	6,650	8,574
Manitoba Province:
1.3% 4/3/17	3,420	3,505
2.1% 9/6/22	1,900	1,925
New Brunswick Province 2.75% 6/15/18	4,350	4,694
Ontario Province:
0.95% 5/26/15	17,000	17,192
4% 10/7/19	15,000	17,354
Polish Government:
3.875% 7/16/15	4,350	4,671
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Polish Government: - continued
5% 10/19/15	$ 3,050	$ 3,389
5% 3/23/22	14,500	16,693
Province of British Columbia:
1.2% 4/25/17	6,400	6,545
2.1% 5/18/16	1,200	1,266
Province of Quebec 2.75% 8/25/21	20,000	21,103
South African Republic:
5.875% 5/30/22	1,900	2,344
6.875% 5/27/19	5,700	7,211
United Mexican States:
3.625% 3/15/22	3,000	3,263
4.75% 3/8/44	1,250	1,403
5.125% 1/15/20	23,500	28,024
6.05% 1/11/40	6,000	8,025
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $230,600)		252,271
Supranational Obligations - 0.9%

African Development Bank euro 3% 5/27/14	5,000	5,227
Asian Development Bank 2.75% 5/21/14	30,000	31,260
European Investment Bank:
1.625% 3/15/13	3,000	3,020
2.875% 1/15/15	5,000	5,270
3.125% 6/4/14	72,000	75,294
Inter-American Development Bank 3.875% 9/17/19	5,000	5,928
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,053
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $123,570)		130,052
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,144)	1,725	1,899
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (a) (Cost $938,374)	938,373,636	$ 938,374
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $3,249)	$ 3,249	3,249
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $15,326,935)		16,389,392
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(792,936)
NET ASSETS - 100%		$ 15,596,456
TBA Sale Commitments
Principal Amount (000s)
Ginnie Mae
5% 9/1/42 (Proceeds $1,106)	$ (1,000)	(1,106)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,293,000 or 0.5% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than 1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,249,000 due 9/04/12 at 0.19%
Barclays Capital, Inc.	$ 901
Merrill Lynch, Pierce, Fenner & Smith, Inc.	653
UBS Securities LLC	1,695
$ 3,249
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 723
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,477,754	$ -	$ 3,477,754	$ -
U.S. Government and Government Agency Obligations	6,501,553	-	6,501,553	-
U.S. Government Agency - Mortgage Securities	4,635,152	-	4,635,152	-
Asset-Backed Securities	24,603	-	24,022	581
Collateralized Mortgage Obligations	2,885	-	2,231	654
Commercial Mortgage Securities	296,987	-	288,607	8,380
Municipal Securities	124,613	-	124,613	-
Foreign Government and Government Agency Obligations	252,271	-	252,271	-
Supranational Obligations	130,052	-	130,052	-
Preferred Securities	1,899	-	1,899	-
Money Market Funds	938,374	938,374	-	-
Cash Equivalents	3,249	-	3,249	-
Total Investments in Securities:	$ 16,389,392	$ 938,374	$ 15,441,403	$ 9,615
Other Financial Instruments:
TBA Sale Commitments	$ (1,106)	$ -	$ (1,106)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $3,249) - See accompanying schedule: Unaffiliated issuers (cost $14,388,561)	$ 15,451,018
Fidelity Central Funds (cost $938,374)	938,374
Total Investments (cost $15,326,935)		$ 16,389,392
Receivable for investments sold, regular delivery		125,081
Receivable for TBA sale commitments		1,106
Receivable for fund shares sold		42,040
Interest receivable		78,403
Distributions receivable from Fidelity Central Funds		127
Receivable from investment adviser for expense reductions		208
Other receivables		50
Total assets		16,636,407

Liabilities
Payable for investments purchased Regular delivery	$ 224,690
Delayed delivery	795,426
TBA sale commitments, at value	1,106
Payable for fund shares redeemed	16,277
Distributions payable	441
Accrued management fee	644
Other affiliated payables	1,316
Other payables and accrued expenses	51
Total liabilities		1,039,951

Net Assets		$ 15,596,456
Net Assets consist of:
Paid in capital		$ 14,503,736
Undistributed net investment income		8,359
Accumulated undistributed net realized gain (loss) on investments		21,904
Net unrealized appreciation (depreciation) on investments		1,062,457
Net Assets		$ 15,596,456

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($5,980,947 ÷ 496,962 shares)	$ 12.04

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($4,264,642 ÷ 354,381 shares)	$ 12.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,120,714 ÷ 259,321 shares)	$ 12.03

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($868,909 ÷ 72,204 shares)	$ 12.03

Class F: Net Asset Value, offering price and redemption price per share ($1,361,244 ÷ 113,118 shares)	$ 12.03

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Dividends		$ 140
Interest		390,730
Income from Fidelity Central Funds		723
Total income		391,593

Expenses
Management fee	$ 6,823
Transfer agent fees	14,681
Independent trustees' compensation	48
Miscellaneous	37
Total expenses before reductions	21,589
Expense reductions	(1,300)	20,289
Net investment income (loss)		371,304
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		114,525
Change in net unrealized appreciation (depreciation) on: Investment securities	306,838
Delayed delivery commitments	(595)
Total change in net unrealized appreciation (depreciation)		306,243
Net gain (loss)		420,768
Net increase (decrease) in net assets resulting from operations		$ 792,072

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 371,304	$ 346,772
Net realized gain (loss)	114,525	102,576
Change in net unrealized appreciation (depreciation)	306,243	32,312
Net increase (decrease) in net assets resulting from operations	792,072	481,660
Distributions to shareholders from net investment income	(362,338)	(337,680)
Distributions to shareholders from net realized gain	(69,099)	(75,325)
Total distributions	(431,437)	(413,005)
Share transactions - net increase (decrease)	3,174,265	541,069
Total increase (decrease) in net assets	3,534,900	609,724

Net Assets
Beginning of period	12,061,556	11,451,832
End of period (including undistributed net investment income of $8,359 and undistributed net investment income of $7,340, respectively)	$ 15,596,456	$ 12,061,556

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76
Income from Investment Operations
Net investment income (loss) B	.312	.351	.373	.445	.503
Net realized and unrealized gain (loss)	.358	.137	.613	.325	(.012)
Total from investment operations	.670	.488	.986	.770	.491
Distributions from net investment income	(.305)	(.342)	(.366)	(.450)	(.521)
Distributions from net realized gain	(.065)	(.076)	-	-	-
Total distributions	(.370)	(.418)	(.366)	(.450)	(.521)
Net asset value, end of period	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73
Total Return A	5.82%	4.32%	9.10%	7.39%	4.61%
Ratios to Average Net Assets C, E
Expenses before reductions	.22%	.28%	.36%	.45%	.48%
Expenses net of fee waivers, if any	.22%	.27%	.32%	.32%	.32%
Expenses net of all reductions	.22%	.27%	.32%	.32%	.32%
Net investment income (loss)	2.63%	3.06%	3.32%	4.16%	4.64%
Supplemental Data
Net assets, end of period (in millions)	$ 5,981	$ 7,287	$ 11,355	$ 10,281	$ 8,954
Portfolio turnover rate D	100%	106%	165%	231% F	151%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended August 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.321	.115
Net realized and unrealized gain (loss)	.349	.301
Total from investment operations	.670	.416
Distributions from net investment income	(.315)	(.116)
Distributions from net realized gain	(.065)	-
Total distributions	(.380)	(.116)
Net asset value, end of period	$ 12.03	$ 11.74
Total Return B, C	5.82%	3.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17% A
Expenses net of fee waivers, if any	.12%	.17% A
Expenses net of all reductions	.12%	.17% A
Net investment income (loss)	2.73%	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,265	$ 1,533
Portfolio turnover rate F	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.329	.118
Net realized and unrealized gain (loss)	.349	.302
Total from investment operations	.678	.420
Distributions from net investment income	(.323)	(.120)
Distributions from net realized gain	(.065)	-
Total distributions	(.388)	(.120)
Net asset value, end of period	$ 12.03	$ 11.74
Total Return B, C	5.89%	3.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07% A
Expenses net of all reductions	.07%	.07% A
Net investment income (loss)	2.78%	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,121	$ 1,926
Portfolio turnover rate F	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended August 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.331	.118
Net realized and unrealized gain (loss)	.349	.303
Total from investment operations	.680	.421
Distributions from net investment income	(.325)	(.121)
Distributions from net realized gain	(.065)	-
Total distributions	(.390)	(.121)
Net asset value, end of period	$ 12.03	$ 11.74
Total Return B, C	5.91%	3.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	2.80%	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 869	$ 682
Portfolio turnover rate F	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.331	.365	.359
Net realized and unrealized gain (loss)	.349	.139	.542
Total from investment operations	.680	.504	.901
Distributions from net investment income	(.325)	(.358)	(.351)
Distributions from net realized gain	(.065)	(.076)	-
Total distributions	(.390)	(.434)	(.351)
Net asset value, end of period	$ 12.03	$ 11.74	$ 11.67
Total Return B, C	5.91%	4.47%	8.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.12%	.22% A
Expenses net of fee waivers, if any	.05%	.12%	.22% A
Expenses net of all reductions	.05%	.12%	.22% A
Net investment income (loss)	2.80%	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,361	$ 634	$ 97
Portfolio turnover rate F	100%	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, in-kind transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,010,749
Gross unrealized depreciation	(3,589)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,007,160

Tax Cost	$ 15,382,232

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 31,268
Undistributed long-term capital gain	$ 54,344
Net unrealized appreciation (depreciation)	$ 1,007,159

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 382,677	$ 339,669
Long-term Capital Gains	48,760	73,336
Total	$ 431,437	$ 413,005

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

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4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,281,697 and $420,714, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 10,707
Fidelity Advantage Class	3,432
Institutional Class	542
$ 14,681

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $112.

9. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions - continued

assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2013.

	Expense Limitations	Reimbursement from adviser
Fidelity Advantage Class	.11%	$ 1,298

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011 A
From net investment income
Investor Class	$ 167,706	$ 303,648
Fidelity Advantage Class	74,362	8,777
Institutional Class	73,422	9,197
Fidelity Advantage Institutional Class	21,433	3,164
Class F	25,415	12,894
Total	$ 362,338	$ 337,680
From net realized gain
Investor Class	$ 38,973	$ 73,706
Fidelity Advantage Class	9,226	-
Institutional Class	13,119	-
Fidelity Advantage Institutional Class	4,052	-
Class F	3,729	1,619
Total	$ 69,099	$ 75,325

A Distributions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011 A	2012	2011 A
Investor Class
Shares sold	219,227	275,359	$ 2,590,861	$ 3,161,122
Reinvestment of distributions	17,223	32,181	203,302	369,327
Shares redeemed	(360,325)	(659,966)	(4,255,158)	(7,593,927)
Net increase (decrease)	(123,875)	(352,426)	$ (1,460,995)	$ (4,063,478)
Fidelity Advantage Class
Shares sold	295,544	135,511	$ 3,495,741	$ 1,566,401
Reinvestment of distributions	6,745	698	79,928	8,115
Shares redeemed	(78,535)	(5,582)	(930,374)	(64,717)
Net increase (decrease)	223,754	130,627	$ 2,645,295	$ 1,509,799
Institutional Class
Shares sold	140,043	170,966	$ 1,653,379	$ 1,981,134
Reinvestment of distributions	7,321	790	86,541	9,197
Shares redeemed	(52,167)	(7,632)	(616,935)	(88,922)
Net increase (decrease)	95,197	164,124	$ 1,122,985	$ 1,901,409
Fidelity Advantage Institutional Class
Shares sold	31,349	60,598	$ 370,990	$ 701,033
Reinvestment of distributions	2,157	271	25,485	3,164
Shares redeemed	(19,376)	(2,795)	(229,498)	(32,564)
Net increase (decrease)	14,130	58,074	$ 166,977	$ 671,633
Class F
Shares sold	72,364	52,176	$ 856,804	$ 597,198
Reinvestment of distributions	2,462	1,263	29,144	14,513
Shares redeemed	(15,698)	(7,767)	(185,945)	(90,005)
Net increase (decrease)	59,128	45,672	$ 700,003	$ 521,706

A Share transactions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Spartan U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan U.S. Bond Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/15/12	10/12/12	$0.073
Fidelity Advantage Institutional Class	10/15/12	10/12/12	$0.073

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $57,428,770 or, if subsequently determined to be different, the net capital gain of such year.

A total of 22.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $223,607,243 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UII-UDV-UANN-1012
1.925927.101

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond
Fund - Class A, Class T and Class C

Annual Report

August 31, 2012

(Fidelity Cover Art)

Class A, Class T and
Class C are classes of
Fidelity® Corporate Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Life of fund A
Class A (incl. 4.00% sales charge)	6.54%	8.44%
Class T (incl. 4.00% sales charge)	6.61%	8.43%
Class C (incl. contingent deferred sales charge) B	9.25%	9.54%

A From May 4, 2010.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond Fund - Class A on May 4, 2010, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from David Prothro, Lead Portfolio Manager of Fidelity Advisor® Corporate Bond Fund: For the year, the fund's Class A, Class T and Class C shares gained 10.98%, 11.06% and 10.25%, respectively (excluding sales charges), versus 9.70% for the Barclays® U.S. Credit Bond Index. Given an uncertain macroeconomic environment, we maintained a moderate risk posture, keeping the fund's overweighting in corporate bonds at a modest level. Strong security selection, especially in the banking industry, and the consumer cyclical and non-cyclical sectors, made the biggest contribution to the fund's outperformance. Sector positioning also helped, although to a lesser extent. Within financials, outsized stakes in banking, insurance and real estate investment trusts (REITs) were notable drivers, as was an underweighting and good picks in industrials. An overweighting in utilities and favorable security selection among electric utilities also contributed. Outside of corporate bonds, underweighting the government-related bond sector was additive, as corporate issues outperformed non-corporates as a group. Conversely, the fund's Treasury holdings were a slight drag on performance, as riskier assets far outpaced government securities during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.75%
Actual		$ 1,000.00	$ 1,050.30	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Class T	.79%
Actual		$ 1,000.00	$ 1,050.10	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.01
Class C	1.51%
Actual		$ 1,000.00	$ 1,046.30	$ 7.77
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.66
Corporate Bond	.44%
Actual		$ 1,000.00	$ 1,051.90	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.92	$ 2.24
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,051.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 4.3%	U.S. Government and U.S. Government Agency Obligations 6.4%
AAA 0.0%	AAA 0.5%
AA 2.6%	AA 8.1%
A 30.5%	A 33.0%
BBB 52.9%	BBB 38.9%
BB and Below 2.6%	BB and Below 6.4%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	10.2	9.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	7.1	6.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Corporate Bonds 86.8%		Corporate Bonds 84.3%
	U.S. Government and U.S. Government Agency Obligations 4.3%		U.S. Government and U.S. Government Agency Obligations 6.4%
	Municipal Bonds 1.1%		Municipal Bonds 2.2%
	Other Investments 0.7%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 7.1%		Short-Term Investments and Net Other Assets (Liabilities) 6.7%
* Foreign investments	13.2%	** Foreign investments	10.3%

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 320,616
Automobiles - 0.9%
Daimler Finance North America LLC:
1.95% 3/28/14 (b)	450,000	455,357
2.3% 1/9/15 (b)	1,250,000	1,280,391
Volkswagen International Finance NV:
1.875% 4/1/14 (b)	1,130,000	1,145,176
2.375% 3/22/17 (b)	2,050,000	2,117,265
		4,998,189
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 1.875% 5/29/19	1,605,000	1,648,266
Media - 2.8%
Comcast Corp.:
3.125% 7/15/22	160,000	167,216
6.4% 3/1/40	1,150,000	1,513,352
Discovery Communications LLC 6.35% 6/1/40	221,000	284,305
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	138,117
5.15% 4/30/20	3,625,000	4,280,864
6.4% 4/30/40	390,000	506,084
News America, Inc.:
6.15% 2/15/41	600,000	738,317
6.9% 8/15/39	300,000	389,964
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	2,026,368
6.75% 7/1/18	700,000	875,965
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	2,007,786
6.2% 3/15/40	1,700,000	2,089,659
Viacom, Inc.:
1.25% 2/27/15	390,000	393,840
3.5% 4/1/17	34,000	36,940
		15,448,777
Multiline Retail - 0.5%
Target Corp. 4% 7/1/42	2,750,000	2,854,506
Specialty Retail - 0.6%
AutoZone, Inc. 3.7% 4/15/22	253,000	266,239
Home Depot, Inc. 5.95% 4/1/41	941,000	1,290,523
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.:
3.75% 4/15/21	$ 821,000	$ 897,828
5.125% 11/15/41	650,000	749,418
		3,204,008
TOTAL CONSUMER DISCRETIONARY		28,474,362
CONSUMER STAPLES - 7.2%
Beverages - 3.7%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,188,224
Beam, Inc.:
1.875% 5/15/17	71,000	72,516
3.25% 5/15/22	84,000	87,096
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,547,443
FBG Finance Ltd. 5.125% 6/15/15 (b)	282,000	311,764
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,188,005
5.875% 1/15/36	740,000	885,377
6.375% 6/15/14	59,000	64,534
PepsiCo, Inc. 1.25% 8/13/17	5,000,000	5,008,825
SABMiller Holdings, Inc.:
1.85% 1/15/15 (b)	2,760,000	2,827,689
2.45% 1/15/17 (b)	2,655,000	2,774,395
3.75% 1/15/22 (b)	300,000	325,552
		20,281,420
Food Products - 1.1%
Kraft Foods, Inc.:
5.375% 2/10/20	3,782,000	4,548,086
6.5% 8/11/17	1,274,000	1,566,573
		6,114,659
Tobacco - 2.4%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,492,890
4.125% 9/11/15	2,100,000	2,298,097
4.75% 5/5/21	650,000	750,511
9.7% 11/10/18	182,000	261,307
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	5,020,625
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
4.375% 11/15/41	$ 2,100,000	$ 2,305,477
Reynolds American, Inc. 6.75% 6/15/17	384,000	465,233
		13,594,140
TOTAL CONSUMER STAPLES		39,990,219
ENERGY - 11.6%
Energy Equipment & Services - 1.2%
Cameron International Corp. 1.6% 4/30/15	259,000	261,064
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	167,513
5.35% 3/15/20 (b)	3,116,000	3,418,171
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	776,123
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	128,330
3.05% 3/1/16	450,000	470,742
Transocean, Inc. 6.5% 11/15/20	930,000	1,112,292
Weatherford International Ltd.:
4.95% 10/15/13	78,000	81,256
5.15% 3/15/13	102,000	104,163
		6,519,654
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	454,508
6.375% 9/15/17	3,626,000	4,336,127
Apache Corp. 4.75% 4/15/43	213,000	244,655
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	5,371,265
DCP Midstream Operating LP 4.95% 4/1/22	1,925,000	2,009,490
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	58,122
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	563,522
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	149,467
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	138,618
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	389,758
4.05% 2/15/22	1,065,000	1,163,392
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	159,138
6.5% 3/1/41	785,000	959,185
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	$ 480,000	$ 495,121
Nexen, Inc.:
5.2% 3/10/15	41,000	44,626
6.2% 7/30/19	324,000	389,900
6.4% 5/15/37	4,360,000	5,444,210
Occidental Petroleum Corp. 2.7% 2/15/23	2,016,000	2,075,301
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,949
5.75% 1/20/20	3,652,000	4,115,468
Petroleos Mexicanos:
5.5% 1/21/21	545,000	636,288
6% 3/5/20	116,000	138,330
6.5% 6/2/41 (b)	260,000	323,050
Phillips 66:
1.95% 3/5/15 (b)	2,088,000	2,129,367
2.95% 5/1/17 (b)	2,767,000	2,904,171
4.3% 4/1/22 (b)	300,000	326,933
5.875% 5/1/42 (b)	498,000	588,705
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	543,423
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	124,630
Schlumberger Investment SA 2.4% 8/1/22 (b)	4,345,000	4,328,606
Shell International Finance BV 2.375% 8/21/22	5,250,000	5,316,208
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	64,574
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	461,196
4.6% 6/15/21	414,000	449,665
Talisman Energy, Inc. 5.5% 5/15/42	1,616,000	1,778,629
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	5,086,720
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	195,000	206,213
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,413,832
Williams Partners LP 3.35% 8/15/22	2,500,000	2,541,715
		57,965,077
TOTAL ENERGY		64,484,731
FINANCIALS - 39.4%
Capital Markets - 4.2%
BlackRock, Inc. 3.375% 6/1/22	316,000	334,339
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
3.625% 2/7/16	$ 1,275,000	$ 1,322,008
5.125% 1/15/15	935,000	999,431
5.25% 7/27/21	1,227,000	1,305,513
5.75% 1/24/22	2,500,000	2,760,475
5.95% 1/18/18	178,000	200,245
6.15% 4/1/18	204,000	231,986
Lazard Group LLC:
6.85% 6/15/17	171,000	192,906
7.125% 5/15/15	1,108,000	1,215,837
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,000,000	2,010,982
Morgan Stanley:
1.4271% 4/29/13 (d)	270,000	269,095
4% 7/24/15	1,947,000	1,984,513
5.5% 7/28/21	4,222,000	4,331,295
5.625% 9/23/19	329,000	340,624
5.75% 1/25/21	385,000	397,820
6.625% 4/1/18	153,000	168,988
Northern Trust Corp. 2.375% 8/2/22	5,000,000	4,978,920
		23,044,977
Commercial Banks - 9.1%
Associated Banc Corp. 5.125% 3/28/16	575,000	615,600
BB&T Corp. 3.95% 3/22/22	1,925,000	2,079,119
Comerica, Inc. 4.8% 5/1/15	487,000	519,533
Credit Suisse New York Branch 6% 2/15/18	122,000	135,503
Discover Bank 7% 4/15/20	2,391,000	2,813,982
Export-Import Bank of Korea 5.5% 10/17/12	101,000	101,470
Fifth Third Bancorp:
3.5% 3/15/22	552,000	573,952
5.45% 1/15/17	709,000	789,160
8.25% 3/1/38	3,848,000	5,379,700
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	550,000	550,000
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	770,292
HSBC Holdings PLC:
4% 3/30/22	284,000	304,699
5.1% 4/5/21	133,000	153,087
6.5% 9/15/37	100,000	118,300
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,297,555
JPMorgan Chase Bank 6% 10/1/17	8,100,000	9,537,661
KeyBank NA 5.8% 7/1/14	7,090,000	7,598,098
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyCorp. 5.1% 3/24/21	$ 2,081,000	$ 2,399,399
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,317,574
5% 1/17/17	1,027,000	1,151,322
Regions Bank:
6.45% 6/26/37	250,000	250,313
7.5% 5/15/18	1,345,000	1,566,925
SunTrust Banks, Inc.:
3.5% 1/20/17	3,093,000	3,240,239
3.6% 4/15/16	39,000	41,213
UnionBanCal Corp.:
3.5% 6/18/22	979,000	1,034,426
5.25% 12/16/13	30,000	31,407
Wachovia Bank NA 6.6% 1/15/38	1,410,000	1,922,253
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,151,590
5.625% 10/15/16	1,652,000	1,902,324
		50,346,696
Consumer Finance - 5.4%
American Express Credit Corp.:
2.75% 9/15/15	1,452,000	1,532,741
2.8% 9/19/16	557,000	593,075
5.125% 8/25/14	720,000	781,791
American Honda Finance Corp. 1.45% 2/27/15 (b)	3,125,000	3,162,553
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,190,355
Discover Financial Services:
5.2% 4/27/22	2,355,000	2,504,844
6.45% 6/12/17	107,000	121,227
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,861,491
5.875% 8/2/21	2,700,000	2,981,899
General Electric Capital Corp.:
2.15% 1/9/15	5,000,000	5,152,365
4.625% 1/7/21	1,000,000	1,130,604
4.65% 10/17/21	1,500,000	1,713,647
5.875% 1/14/38	150,000	182,392
HSBC USA, Inc. 2.375% 2/13/15	4,226,000	4,330,162
		30,239,146
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 9.8%
Bank of America Corp.:
4.5% 4/1/15	$ 3,200,000	$ 3,404,074
5.625% 7/1/20	4,500,000	4,992,008
5.75% 12/1/17	3,000,000	3,354,750
6.5% 8/1/16	1,240,000	1,414,231
BP Capital Markets PLC:
3.125% 10/1/15	608,000	650,334
3.245% 5/6/22	1,300,000	1,385,794
3.561% 11/1/21	2,000,000	2,175,502
3.625% 5/8/14	388,000	407,311
4.5% 10/1/20	300,000	349,239
Capital One Capital V 10.25% 8/15/39	880,000	906,400
Capital One Capital VI 8.875% 5/15/40	6,485,000	6,643,435
Citigroup, Inc.:
3.953% 6/15/16	653,000	688,816
4.45% 1/10/17	1,250,000	1,346,889
4.5% 1/14/22	5,000,000	5,288,130
5.375% 8/9/20	750,000	839,247
5.875% 1/30/42	110,000	129,376
6.125% 5/15/18	2,075,000	2,406,793
6.5% 8/19/13	2,133,000	2,243,270
6.875% 3/5/38	175,000	225,129
8.5% 5/22/19	100,000	127,991
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,681,105
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	2,028,503
4.35% 8/15/21	650,000	712,858
4.5% 1/24/22	1,390,000	1,544,597
4.625% 5/10/21	655,000	732,950
5.4% 1/6/42	1,180,000	1,411,603
MetLife Institutional Funding II 1.3606% 4/4/14 (b)(d)	600,000	603,812
Moody's Corp. 4.5% 9/1/22	6,500,000	6,763,731
TECO Finance, Inc. 5.15% 3/15/20	114,000	132,879
		54,590,757
Insurance - 6.4%
Allstate Corp. 5.2% 1/15/42	1,646,000	1,993,120
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,102,922
4.875% 9/15/16	1,390,000	1,523,865
4.875% 6/1/22	2,500,000	2,726,843
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
5.85% 1/16/18	$ 1,000,000	$ 1,146,366
Aon Corp.:
3.125% 5/27/16	1,609,000	1,699,579
5% 9/30/20	553,000	634,142
6.25% 9/30/40	253,000	332,661
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	435,416
4.4% 5/15/42	107,000	114,665
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	67,320
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,600,000	1,668,040
5.125% 4/15/22	143,000	153,796
6.625% 4/15/42	144,000	162,122
Liberty Mutual Group, Inc. 4.95% 5/1/22 (b)	5,250,000	5,494,603
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	787,448
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	148,000	168,774
MetLife, Inc.:
4.125% 8/13/42	2,500,000	2,542,778
4.75% 2/8/21	660,000	763,834
Metropolitan Life Global Funding I 2% 1/9/15 (b)	2,800,000	2,862,796
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	100,365
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	156,215
Pacific LifeCorp 6% 2/10/20 (b)	902,000	1,004,466
Prudential Financial, Inc.:
4.5% 11/16/21	1,025,000	1,130,113
5.625% 5/12/41	1,170,000	1,302,554
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	58,000	55,162
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	233,905
Unum Group:
5.625% 9/15/20	1,315,000	1,452,553
5.75% 8/15/42	3,500,000	3,608,885
7.125% 9/30/16	106,000	123,445
		35,548,753
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	99,078
Boston Properties, Inc. 3.85% 2/1/23	241,000	252,294
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,327,617
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp. 4.625% 7/15/22	$ 137,000	$ 142,073
Developers Diversified Realty Corp. 4.75% 4/15/18	1,764,000	1,890,844
Duke Realty LP:
4.375% 6/15/22	206,000	215,338
5.4% 8/15/14	126,000	134,421
5.5% 3/1/16	1,300,000	1,425,640
6.75% 3/15/20	1,295,000	1,560,564
Equity One, Inc. 6.25% 12/15/14	223,000	241,743
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	108,327
6.2% 1/15/17	1,300,000	1,512,997
Kimco Realty Corp. 6% 11/30/12	1,600,000	1,618,456
Washington (REIT) 5.25% 1/15/14	58,000	60,530
		10,589,922
Real Estate Management & Development - 2.6%
BioMed Realty LP:
3.85% 4/15/16	914,000	955,242
4.25% 7/15/22	170,000	177,456
ERP Operating LP:
4.625% 12/15/21	1,958,000	2,245,759
4.75% 7/15/20	1,020,000	1,155,332
Liberty Property LP:
4.125% 6/15/22	1,832,000	1,901,002
4.75% 10/1/20	752,000	819,427
5.125% 3/2/15	141,000	151,493
5.5% 12/15/16	1,816,000	2,036,846
Mack-Cali Realty LP:
4.5% 4/18/22	94,000	99,640
7.75% 8/15/19	126,000	154,792
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	79,487
Simon Property Group LP:
2.8% 1/30/17	47,000	49,289
4.125% 12/1/21	2,333,000	2,572,587
5.65% 2/1/20	775,000	933,047
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 661,000	$ 784,411
6.15% 11/15/15	65,000	72,565
		14,188,375
TOTAL FINANCIALS		218,548,626
HEALTH CARE - 3.1%
Biotechnology - 0.6%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,488,802
5.15% 11/15/41	750,000	820,196
		3,308,998
Health Care Providers & Services - 2.2%
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	4,500,000	4,586,697
4.75% 11/15/21 (b)	530,000	611,693
6.125% 11/15/41 (b)	740,000	965,383
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,803,213
UnitedHealth Group, Inc. 4.625% 11/15/41	965,000	1,075,105
WellPoint, Inc.:
2.375% 2/15/17	810,000	834,942
4.625% 5/15/42	2,500,000	2,495,410
		12,372,443
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	1,360,000	1,470,926
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	138,344
		1,609,270
TOTAL HEALTH CARE		17,290,711
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	108,558
United Technologies Corp.:
1.8% 6/1/17	342,000	353,610
3.1% 6/1/22	837,000	891,103
4.5% 6/1/42	1,761,000	2,004,680
		3,357,951
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc. 6.648% 3/15/19	$ 99,927	$ 105,423
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	57,966	60,574
8.36% 1/20/19	47,879	51,949
		217,946
Commercial Services & Supplies - 0.4%
ADT Corp. 2.25% 7/15/17 (b)	2,536,000	2,578,980
Machinery - 1.9%
Caterpillar, Inc. 3.803% 8/15/42 (b)	600,000	622,647
Deere & Co.:
2.6% 6/8/22	1,818,000	1,874,853
3.9% 6/9/42	3,616,000	3,820,543
Illinois Tool Works, Inc. 3.9% 9/1/42	4,000,000	4,087,720
		10,405,763
Road & Rail - 0.5%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,632,700
TOTAL INDUSTRIALS		19,193,340
INFORMATION TECHNOLOGY - 1.7%
Computers & Peripherals - 0.3%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,534,689
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	154,099
5.95% 1/15/14	160,000	170,661
6% 10/1/12	173,000	173,676
		498,436
Office Electronics - 1.3%
Xerox Corp.:
1.8679% 9/13/13 (d)	3,200,000	3,222,125
2.95% 3/15/17	2,591,000	2,653,656
4.5% 5/15/21	1,075,000	1,129,962
		7,005,743
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	308,225
TOTAL INFORMATION TECHNOLOGY		9,347,093
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 4.6%
Chemicals - 1.5%
Dow Chemical Co.:
4.125% 11/15/21	$ 696,000	$ 762,554
4.25% 11/15/20	973,000	1,071,636
7.6% 5/15/14	997,000	1,106,404
Ecolab, Inc. 1% 8/9/15	5,000,000	5,019,735
		7,960,329
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	90,975
Metals & Mining - 3.1%
Alcoa, Inc. 5.4% 4/15/21	120,000	123,971
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	174,955
ArcelorMittal SA 3.75% 2/25/15	2,350,000	2,326,500
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	2,040,000	2,201,364
Rio Tinto Finance USA PLC 1.625% 8/21/17	5,000,000	5,002,835
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,031,985
Vale Overseas Ltd.:
4.375% 1/11/22	2,250,000	2,307,564
6.25% 1/23/17	104,000	119,232
		17,288,406
TOTAL MATERIALS		25,339,710
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
3.875% 8/15/21	1,500,000	1,688,262
5.55% 8/15/41	700,000	871,612
6.3% 1/15/38	970,000	1,266,628
CenturyLink, Inc.:
6.45% 6/15/21	528,000	589,625
7.6% 9/15/39	1,033,000	1,068,557
Verizon Communications, Inc.:
3.5% 11/1/21	4,000,000	4,403,424
4.6% 4/1/21	460,000	544,882
		10,432,990
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV:
2.375% 9/8/16	1,450,000	1,505,861
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil SAB de CV: - continued
3.625% 3/30/15	$ 564,000	$ 602,267
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	235,022
5% 3/1/21	1,750,000	1,968,211
5.15% 3/15/42	1,750,000	1,788,619
5.875% 10/1/19	67,000	78,800
		6,178,780
TOTAL TELECOMMUNICATION SERVICES		16,611,770
UTILITIES - 7.7%
Electric Utilities - 4.6%
AmerenUE 6.4% 6/15/17	133,000	159,633
Appalachian Power Co. 0.8095% 8/16/13 (d)	1,519,000	1,519,946
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,096,000	1,155,665
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	85,998
3.4% 9/1/21	725,000	795,398
4% 8/1/20	800,000	906,838
Duke Capital LLC 5.668% 8/15/14	192,000	206,956
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	116,244
Duke Energy Corp.:
1.625% 8/15/17	5,250,000	5,265,409
3.55% 9/15/21	1,250,000	1,329,126
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	564,359
6.4% 9/15/20 (b)	1,310,000	1,513,968
EDP Finance BV 5.375% 11/2/12 (b)	1,744,000	1,751,848
Entergy Louisiana LLC 1.875% 12/15/14	144,000	147,884
FirstEnergy Corp. 7.375% 11/15/31	1,631,000	2,152,238
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,760,000	5,082,714
6.05% 8/15/21	38,000	42,287
Nevada Power Co.:
6.5% 8/1/18	70,000	87,751
6.65% 4/1/36	500,000	706,102
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	585,308
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	23,689
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	198,788
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Sierra Pacific Power Co. 5.45% 9/1/13	$ 70,000	$ 72,994
Tampa Electric Co. 6.55% 5/15/36	500,000	712,890
Xcel Energy, Inc. 4.8% 9/15/41	554,000	650,244
		25,834,277
Gas Utilities - 0.4%
Boston Gas Co. 4.487% 2/15/42 (b)	2,000,000	2,259,058
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,318
		2,278,376
Independent Power Producers & Energy Traders - 0.1%
Southern Power Co. 5.15% 9/15/41	461,000	538,705
Multi-Utilities - 2.6%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,345,563
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,659,475
2.7606% 9/30/66 (d)	2,427,000	2,209,592
7.5% 6/30/66 (d)	145,000	156,781
DTE Energy Co. 1.1669% 6/3/13 (d)	86,000	86,264
NiSource Finance Corp.:
4.45% 12/1/21	91,000	98,469
5.4% 7/15/14	60,000	64,492
5.45% 9/15/20	650,000	742,747
5.95% 6/15/41	1,493,000	1,789,553
6.15% 3/1/13	1,000,000	1,026,816
6.4% 3/15/18	59,000	70,626
Sempra Energy:
2% 3/15/14	2,695,000	2,740,702
2.3% 4/1/17	2,024,000	2,116,898
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	123,874
		14,231,852
TOTAL UTILITIES		42,883,210
TOTAL NONCONVERTIBLE BONDS (Cost $459,526,571)		482,163,772
U.S. Treasury Obligations - 4.3%
	Principal Amount	Value
U.S. Treasury Bonds 3% 5/15/42	$ 14,324,000	$ 15,331,132
U.S. Treasury Notes:
0.75% 6/30/17	1,398,000	1,409,796
1.75% 5/15/22	7,017,000	7,163,922
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,632,216)		23,904,850
Municipal Securities - 1.1%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	414,820
California Gen. Oblig.:
7.5% 4/1/34	1,165,000	1,517,844
7.6% 11/1/40	140,000	189,750
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	2,725,000	3,046,577
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	690,000	797,392
TOTAL MUNICIPAL SECURITIES (Cost $5,451,167)		5,966,383
Foreign Government and Government Agency Obligations - 0.6%

Chilean Republic 3.25% 9/14/21	155,000	167,261
Russian Federation:
3.25% 4/4/17 (b)	800,000	834,960
4.5% 4/4/22 (b)	200,000	221,740
5.625% 4/4/42 (b)	1,000,000	1,178,800
United Mexican States:
4.75% 3/8/44	616,000	691,460
6.05% 1/11/40	146,000	195,275
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,880,076)		3,289,496
Bank Notes - 0.1%

Wachovia Bank NA 6% 11/15/17 (Cost $437,566)	405,000	485,092
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d) (Cost $103,589)	$ 102,000	$ 112,297
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $33,745,570)	33,745,570	33,745,570
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $525,776,755)		549,667,460
NET OTHER ASSETS (LIABILITIES) - 1.0%		5,401,586
NET ASSETS - 100%		$ 555,069,046
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,472,659 or 10.9% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,305
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 482,163,772	$ -	$ 482,163,772	$ -
U.S. Government and Government Agency Obligations	23,904,850	-	23,904,850	-
Municipal Securities	5,966,383	-	5,966,383	-
Foreign Government and Government Agency Obligations	3,289,496	-	3,289,496	-
Bank Notes	485,092	-	485,092	-
Preferred Securities	112,297	-	112,297	-
Money Market Funds	33,745,570	33,745,570	-	-
Total Investments in Securities:	$ 549,667,460	$ 33,745,570	$ 515,921,890	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.8%
Canada	4.2%
United Kingdom	2.5%
Netherlands	1.8%
Cayman Islands	1.4%
Luxembourg	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $492,031,185)	$ 515,921,890
Fidelity Central Funds (cost $33,745,570)	33,745,570
Total Investments (cost $525,776,755)		$ 549,667,460
Receivable for fund shares sold		1,287,361
Interest receivable		5,008,241
Distributions receivable from Fidelity Central Funds		7,169
Total assets		555,970,231

Liabilities
Payable for fund shares redeemed	$ 604,221
Distributions payable	70,784
Accrued management fee	154,696
Distribution and service plan fees payable	31,004
Other affiliated payables	39,638
Other payables and accrued expenses	842
Total liabilities		901,185

Net Assets		$ 555,069,046
Net Assets consist of:
Paid in capital		$ 527,607,983
Distributions in excess of net investment income		(40,685)
Accumulated undistributed net realized gain (loss) on investments		3,611,043
Net unrealized appreciation (depreciation) on investments		23,890,705
Net Assets		$ 555,069,046

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,842,182 ÷ 3,575,032 shares)	$ 11.42

Maximum offering price per share (100/96.00 of $11.42)	$ 11.90
Class T: Net Asset Value and redemption price per share ($12,077,783 ÷ 1,057,230 shares)	$ 11.42

Maximum offering price per share (100/96.00 of $11.42)	$ 11.90
Class C: Net Asset Value and offering price per share ($24,613,489 ÷ 2,154,697 shares)A	$ 11.42

Corporate Bond: Net Asset Value, offering price and redemption price per share ($471,540,009 ÷ 41,276,091 shares)	$ 11.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,995,583 ÷ 524,819 shares)	$ 11.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2012

Investment Income
Dividends		$ 7,830
Interest		10,437,095
Income from Fidelity Central Funds		24,305
Total income		10,469,230

Expenses
Management fee	$ 1,085,163
Transfer agent fees	341,677
Distribution and service plan fees	279,216
Independent trustees' compensation	959
Miscellaneous	694
Total expenses before reductions	1,707,709
Expense reductions	(47)	1,707,662
Net investment income (loss)		8,761,568
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,238,592
Change in net unrealized appreciation (depreciation) on investment securities		21,740,905
Net gain (loss)		24,979,497
Net increase (decrease) in net assets resulting from operations		$ 33,741,065

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,761,568	$ 2,803,266
Net realized gain (loss)	3,238,592	3,917,634
Change in net unrealized appreciation (depreciation)	21,740,905	(2,095,716)
Net increase (decrease) in net assets resulting from operations	33,741,065	4,625,184
Distributions to shareholders from net investment income	(8,916,262)	(2,847,827)
Distributions to shareholders from net realized gain	(2,397,454)	(768,211)
Total distributions	(11,313,716)	(3,616,038)
Share transactions - net increase (decrease)	391,423,272	9,147,425
Total increase (decrease) in net assets	413,850,621	10,156,571

Net Assets
Beginning of period	141,218,425	131,061,854
End of period (including distributions in excess of net investment income of $40,685 and undistributed net investment income of $55,223, respectively)	$ 555,069,046	$ 141,218,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.287	.356	.128
Net realized and unrealized gain (loss)	.857	.366	.446
Total from investment operations	1.144	.722	.574
Distributions from net investment income	(.294)	(.370)	(.124)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.42	$ 10.70	$ 10.45
Total Return B, C, D	10.98%	7.16%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.76%	.75%	.74% A
Expenses net of all reductions	.76%	.75%	.74% A
Net investment income (loss)	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.284	.357	.131
Net realized and unrealized gain (loss)	.868	.363	.436
Total from investment operations	1.152	.720	.567
Distributions from net investment income	(.292)	(.368)	(.127)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.42	$ 10.69	$ 10.44
Total Return B, C, D	11.06%	7.14%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.79%	.75%	.68% A
Expenses net of all reductions	.79%	.75%	.68% A
Net investment income (loss)	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.204	.280	.106
Net realized and unrealized gain (loss)	.868	.361	.437
Total from investment operations	1.072	.641	.543
Distributions from net investment income	(.212)	(.289)	(.103)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.42	$ 10.69	$ 10.44
Total Return B, C, D	10.25%	6.34%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.51%	1.47%	1.45% A
Net investment income (loss)	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Years ended August 31,	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.321	.388	.137
Net realized and unrealized gain (loss)	.858	.367	.447
Total from investment operations	1.179	.755	.584
Distributions from net investment income	(.329)	(.403)	(.134)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.42	$ 10.70	$ 10.45
Total Return B, C	11.32%	7.50%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.45%	.45%	.44% A
Expenses net of all reductions	.45%	.45%	.44% A
Net investment income (loss)	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.316	.389	.140
Net realized and unrealized gain (loss)	.858	.366	.445
Total from investment operations	1.174	.755	.585
Distributions from net investment income	(.324)	(.403)	(.135)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.42	$ 10.70	$ 10.45
Total Return B, C	11.27%	7.51%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.49%	.43%	.42% A
Expenses net of all reductions	.49%	.43%	.42% A
Net investment income (loss)	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transaction, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,686,688
Gross unrealized depreciation	(119,022)
Net unrealized appreciation (depreciation) on securities and other investments	$ 24,567,666

Tax Cost	$ 525,099,794

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,655,802
Undistributed long-term capital gain	$ 237,597
Net unrealized appreciation (depreciation)	$ 24,567,666

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 10,802,252	$ 3,533,730
Long-term Capital Gains	511,464	82,308
Total	$ 11,313,716	$ 3,616,038

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Annual Report

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $451,311,144 and $82,248,175, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and distribution and service plan fees, interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 71,157	$ 1,522
Class T	-%	.25%	21,432	-
Class C	.75%	.25%	186,627	48,897
			$ 279,216	$ 50,419

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,330
Class T	6,625
Class C*	4,494
$ 34,449

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 45,371.16
Class T	15,913.19
Class C	30,299.16
Corporate Bond	243,739.10
Institutional Class	6,355.14
	$ 341,677

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $694 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $47.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 761,485	$ 119,903
Class T	227,037	43,229
Class C	359,670	42,265
Corporate Bond	7,436,733	2,607,261
Institutional Class	131,337	35,169
Total	$ 8,916,262	$ 2,847,827
From net realized gain
Class A	$ 226,737	$ 19,036
Class T	84,113	5,392
Class C	181,128	5,080
Corporate Bond	1,864,916	730,206
Institutional Class	40,560	8,497
Total	$ 2,397,454	$ 768,211

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	3,577,324	1,336,934	$ 39,069,309	$ 14,120,100
Reinvestment of distributions	80,222	9,730	875,332	101,662
Shares redeemed	(1,291,953)	(432,347)	(14,113,652)	(4,532,906)
Net increase (decrease)	2,365,593	914,317	$ 25,830,989	$ 9,688,856
Class T
Shares sold	1,089,803	478,464	$ 11,948,478	$ 5,051,757
Reinvestment of distributions	26,819	4,383	291,689	45,990
Shares redeemed	(541,220)	(99,224)	(5,935,143)	(1,025,191)
Net increase (decrease)	575,402	383,623	$ 6,305,024	$ 4,072,556

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class C
Shares sold	1,511,513	1,091,237	$ 16,535,831	$ 11,575,052
Reinvestment of distributions	47,965	4,266	519,854	44,862
Shares redeemed	(443,761)	(120,514)	(4,863,734)	(1,267,376)
Net increase (decrease)	1,115,717	974,989	$ 12,191,951	$ 10,352,538
Corporate Bond
Shares sold	40,020,155	12,128,747	$ 442,439,609	$ 127,535,788
Reinvestment of distributions	804,150	293,748	8,804,600	3,053,981
Shares redeemed	(9,843,919)	(14,082,596)	(107,934,192)	(146,074,610)
Net increase (decrease)	30,980,386	(1,660,101)	$ 343,310,017	$ (15,484,841)
Institutional Class
Shares sold	690,402	224,468	$ 7,576,789	$ 2,376,509
Reinvestment of distributions	12,624	3,593	137,521	37,377
Shares redeemed	(356,384)	(184,465)	(3,929,019)	(1,895,570)
Net increase (decrease)	346,642	43,596	$ 3,785,291	$ 518,316

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Corporate Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	10/15/12	10/12/12	$0.056
Class T	10/15/12	10/12/12	$0.056
Class C	10/15/12	10/12/12	$0.056

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $250,794, or, if subsequently determined to be different, the net capital gain of such year.

A total of 5.39% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,144,772 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBD-UANN-1012
1.907024.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond

Fund - Institutional Class

Annual Report

August 31, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Corporate Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Life of fund A
Institutional Class	11.27%	10.68%

A From May 4, 2010.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond Fund - Institutional Class on May 4, 2010, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from David Prothro, Lead Portfolio Manager of Fidelity Advisor® Corporate Bond Fund: For the year, the fund's Institutional Class shares gained 11.27%, versus 9.70% for the Barclays® U.S. Credit Bond Index. Given an uncertain macroeconomic environment, we maintained a moderate risk posture, keeping the fund's overweighting in corporate bonds at a modest level. Strong security selection, especially in the banking industry, and the consumer cyclical and non-cyclical sectors, made the biggest contribution to the fund's outperformance. Sector positioning also helped, although to a lesser extent. Within financials, outsized stakes in banking, insurance and real estate investment trusts (REITs) were notable drivers, as was an underweighting and good picks in industrials. An overweighting in utilities and favorable security selection among electric utilities also contributed. Outside of corporate bonds, underweighting the government-related bond sector was additive, as corporate issues outperformed non-corporates as a group. Conversely, the fund's Treasury holdings were a slight drag on performance, as riskier assets far outpaced government securities during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.75%
Actual		$ 1,000.00	$ 1,050.30	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Class T	.79%
Actual		$ 1,000.00	$ 1,050.10	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.01
Class C	1.51%
Actual		$ 1,000.00	$ 1,046.30	$ 7.77
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.66
Corporate Bond	.44%
Actual		$ 1,000.00	$ 1,051.90	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.92	$ 2.24
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,051.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 4.3%	U.S. Government and U.S. Government Agency Obligations 6.4%
AAA 0.0%	AAA 0.5%
AA 2.6%	AA 8.1%
A 30.5%	A 33.0%
BBB 52.9%	BBB 38.9%
BB and Below 2.6%	BB and Below 6.4%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	10.2	9.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	7.1	6.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Corporate Bonds 86.8%		Corporate Bonds 84.3%
	U.S. Government and U.S. Government Agency Obligations 4.3%		U.S. Government and U.S. Government Agency Obligations 6.4%
	Municipal Bonds 1.1%		Municipal Bonds 2.2%
	Other Investments 0.7%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 7.1%		Short-Term Investments and Net Other Assets (Liabilities) 6.7%
* Foreign investments	13.2%	** Foreign investments	10.3%

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 320,616
Automobiles - 0.9%
Daimler Finance North America LLC:
1.95% 3/28/14 (b)	450,000	455,357
2.3% 1/9/15 (b)	1,250,000	1,280,391
Volkswagen International Finance NV:
1.875% 4/1/14 (b)	1,130,000	1,145,176
2.375% 3/22/17 (b)	2,050,000	2,117,265
		4,998,189
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 1.875% 5/29/19	1,605,000	1,648,266
Media - 2.8%
Comcast Corp.:
3.125% 7/15/22	160,000	167,216
6.4% 3/1/40	1,150,000	1,513,352
Discovery Communications LLC 6.35% 6/1/40	221,000	284,305
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	138,117
5.15% 4/30/20	3,625,000	4,280,864
6.4% 4/30/40	390,000	506,084
News America, Inc.:
6.15% 2/15/41	600,000	738,317
6.9% 8/15/39	300,000	389,964
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	2,026,368
6.75% 7/1/18	700,000	875,965
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	2,007,786
6.2% 3/15/40	1,700,000	2,089,659
Viacom, Inc.:
1.25% 2/27/15	390,000	393,840
3.5% 4/1/17	34,000	36,940
		15,448,777
Multiline Retail - 0.5%
Target Corp. 4% 7/1/42	2,750,000	2,854,506
Specialty Retail - 0.6%
AutoZone, Inc. 3.7% 4/15/22	253,000	266,239
Home Depot, Inc. 5.95% 4/1/41	941,000	1,290,523
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.:
3.75% 4/15/21	$ 821,000	$ 897,828
5.125% 11/15/41	650,000	749,418
		3,204,008
TOTAL CONSUMER DISCRETIONARY		28,474,362
CONSUMER STAPLES - 7.2%
Beverages - 3.7%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,188,224
Beam, Inc.:
1.875% 5/15/17	71,000	72,516
3.25% 5/15/22	84,000	87,096
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,547,443
FBG Finance Ltd. 5.125% 6/15/15 (b)	282,000	311,764
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,188,005
5.875% 1/15/36	740,000	885,377
6.375% 6/15/14	59,000	64,534
PepsiCo, Inc. 1.25% 8/13/17	5,000,000	5,008,825
SABMiller Holdings, Inc.:
1.85% 1/15/15 (b)	2,760,000	2,827,689
2.45% 1/15/17 (b)	2,655,000	2,774,395
3.75% 1/15/22 (b)	300,000	325,552
		20,281,420
Food Products - 1.1%
Kraft Foods, Inc.:
5.375% 2/10/20	3,782,000	4,548,086
6.5% 8/11/17	1,274,000	1,566,573
		6,114,659
Tobacco - 2.4%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,492,890
4.125% 9/11/15	2,100,000	2,298,097
4.75% 5/5/21	650,000	750,511
9.7% 11/10/18	182,000	261,307
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	5,020,625
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
4.375% 11/15/41	$ 2,100,000	$ 2,305,477
Reynolds American, Inc. 6.75% 6/15/17	384,000	465,233
		13,594,140
TOTAL CONSUMER STAPLES		39,990,219
ENERGY - 11.6%
Energy Equipment & Services - 1.2%
Cameron International Corp. 1.6% 4/30/15	259,000	261,064
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	167,513
5.35% 3/15/20 (b)	3,116,000	3,418,171
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	776,123
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	128,330
3.05% 3/1/16	450,000	470,742
Transocean, Inc. 6.5% 11/15/20	930,000	1,112,292
Weatherford International Ltd.:
4.95% 10/15/13	78,000	81,256
5.15% 3/15/13	102,000	104,163
		6,519,654
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	454,508
6.375% 9/15/17	3,626,000	4,336,127
Apache Corp. 4.75% 4/15/43	213,000	244,655
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	5,371,265
DCP Midstream Operating LP 4.95% 4/1/22	1,925,000	2,009,490
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	58,122
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	563,522
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	149,467
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	138,618
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	389,758
4.05% 2/15/22	1,065,000	1,163,392
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	159,138
6.5% 3/1/41	785,000	959,185
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	$ 480,000	$ 495,121
Nexen, Inc.:
5.2% 3/10/15	41,000	44,626
6.2% 7/30/19	324,000	389,900
6.4% 5/15/37	4,360,000	5,444,210
Occidental Petroleum Corp. 2.7% 2/15/23	2,016,000	2,075,301
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,949
5.75% 1/20/20	3,652,000	4,115,468
Petroleos Mexicanos:
5.5% 1/21/21	545,000	636,288
6% 3/5/20	116,000	138,330
6.5% 6/2/41 (b)	260,000	323,050
Phillips 66:
1.95% 3/5/15 (b)	2,088,000	2,129,367
2.95% 5/1/17 (b)	2,767,000	2,904,171
4.3% 4/1/22 (b)	300,000	326,933
5.875% 5/1/42 (b)	498,000	588,705
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	543,423
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	124,630
Schlumberger Investment SA 2.4% 8/1/22 (b)	4,345,000	4,328,606
Shell International Finance BV 2.375% 8/21/22	5,250,000	5,316,208
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	64,574
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	461,196
4.6% 6/15/21	414,000	449,665
Talisman Energy, Inc. 5.5% 5/15/42	1,616,000	1,778,629
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	5,086,720
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	195,000	206,213
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,413,832
Williams Partners LP 3.35% 8/15/22	2,500,000	2,541,715
		57,965,077
TOTAL ENERGY		64,484,731
FINANCIALS - 39.4%
Capital Markets - 4.2%
BlackRock, Inc. 3.375% 6/1/22	316,000	334,339
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
3.625% 2/7/16	$ 1,275,000	$ 1,322,008
5.125% 1/15/15	935,000	999,431
5.25% 7/27/21	1,227,000	1,305,513
5.75% 1/24/22	2,500,000	2,760,475
5.95% 1/18/18	178,000	200,245
6.15% 4/1/18	204,000	231,986
Lazard Group LLC:
6.85% 6/15/17	171,000	192,906
7.125% 5/15/15	1,108,000	1,215,837
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,000,000	2,010,982
Morgan Stanley:
1.4271% 4/29/13 (d)	270,000	269,095
4% 7/24/15	1,947,000	1,984,513
5.5% 7/28/21	4,222,000	4,331,295
5.625% 9/23/19	329,000	340,624
5.75% 1/25/21	385,000	397,820
6.625% 4/1/18	153,000	168,988
Northern Trust Corp. 2.375% 8/2/22	5,000,000	4,978,920
		23,044,977
Commercial Banks - 9.1%
Associated Banc Corp. 5.125% 3/28/16	575,000	615,600
BB&T Corp. 3.95% 3/22/22	1,925,000	2,079,119
Comerica, Inc. 4.8% 5/1/15	487,000	519,533
Credit Suisse New York Branch 6% 2/15/18	122,000	135,503
Discover Bank 7% 4/15/20	2,391,000	2,813,982
Export-Import Bank of Korea 5.5% 10/17/12	101,000	101,470
Fifth Third Bancorp:
3.5% 3/15/22	552,000	573,952
5.45% 1/15/17	709,000	789,160
8.25% 3/1/38	3,848,000	5,379,700
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	550,000	550,000
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	770,292
HSBC Holdings PLC:
4% 3/30/22	284,000	304,699
5.1% 4/5/21	133,000	153,087
6.5% 9/15/37	100,000	118,300
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,297,555
JPMorgan Chase Bank 6% 10/1/17	8,100,000	9,537,661
KeyBank NA 5.8% 7/1/14	7,090,000	7,598,098
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyCorp. 5.1% 3/24/21	$ 2,081,000	$ 2,399,399
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,317,574
5% 1/17/17	1,027,000	1,151,322
Regions Bank:
6.45% 6/26/37	250,000	250,313
7.5% 5/15/18	1,345,000	1,566,925
SunTrust Banks, Inc.:
3.5% 1/20/17	3,093,000	3,240,239
3.6% 4/15/16	39,000	41,213
UnionBanCal Corp.:
3.5% 6/18/22	979,000	1,034,426
5.25% 12/16/13	30,000	31,407
Wachovia Bank NA 6.6% 1/15/38	1,410,000	1,922,253
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,151,590
5.625% 10/15/16	1,652,000	1,902,324
		50,346,696
Consumer Finance - 5.4%
American Express Credit Corp.:
2.75% 9/15/15	1,452,000	1,532,741
2.8% 9/19/16	557,000	593,075
5.125% 8/25/14	720,000	781,791
American Honda Finance Corp. 1.45% 2/27/15 (b)	3,125,000	3,162,553
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,190,355
Discover Financial Services:
5.2% 4/27/22	2,355,000	2,504,844
6.45% 6/12/17	107,000	121,227
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,861,491
5.875% 8/2/21	2,700,000	2,981,899
General Electric Capital Corp.:
2.15% 1/9/15	5,000,000	5,152,365
4.625% 1/7/21	1,000,000	1,130,604
4.65% 10/17/21	1,500,000	1,713,647
5.875% 1/14/38	150,000	182,392
HSBC USA, Inc. 2.375% 2/13/15	4,226,000	4,330,162
		30,239,146
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 9.8%
Bank of America Corp.:
4.5% 4/1/15	$ 3,200,000	$ 3,404,074
5.625% 7/1/20	4,500,000	4,992,008
5.75% 12/1/17	3,000,000	3,354,750
6.5% 8/1/16	1,240,000	1,414,231
BP Capital Markets PLC:
3.125% 10/1/15	608,000	650,334
3.245% 5/6/22	1,300,000	1,385,794
3.561% 11/1/21	2,000,000	2,175,502
3.625% 5/8/14	388,000	407,311
4.5% 10/1/20	300,000	349,239
Capital One Capital V 10.25% 8/15/39	880,000	906,400
Capital One Capital VI 8.875% 5/15/40	6,485,000	6,643,435
Citigroup, Inc.:
3.953% 6/15/16	653,000	688,816
4.45% 1/10/17	1,250,000	1,346,889
4.5% 1/14/22	5,000,000	5,288,130
5.375% 8/9/20	750,000	839,247
5.875% 1/30/42	110,000	129,376
6.125% 5/15/18	2,075,000	2,406,793
6.5% 8/19/13	2,133,000	2,243,270
6.875% 3/5/38	175,000	225,129
8.5% 5/22/19	100,000	127,991
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,681,105
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	2,028,503
4.35% 8/15/21	650,000	712,858
4.5% 1/24/22	1,390,000	1,544,597
4.625% 5/10/21	655,000	732,950
5.4% 1/6/42	1,180,000	1,411,603
MetLife Institutional Funding II 1.3606% 4/4/14 (b)(d)	600,000	603,812
Moody's Corp. 4.5% 9/1/22	6,500,000	6,763,731
TECO Finance, Inc. 5.15% 3/15/20	114,000	132,879
		54,590,757
Insurance - 6.4%
Allstate Corp. 5.2% 1/15/42	1,646,000	1,993,120
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,102,922
4.875% 9/15/16	1,390,000	1,523,865
4.875% 6/1/22	2,500,000	2,726,843
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
5.85% 1/16/18	$ 1,000,000	$ 1,146,366
Aon Corp.:
3.125% 5/27/16	1,609,000	1,699,579
5% 9/30/20	553,000	634,142
6.25% 9/30/40	253,000	332,661
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	435,416
4.4% 5/15/42	107,000	114,665
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	67,320
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,600,000	1,668,040
5.125% 4/15/22	143,000	153,796
6.625% 4/15/42	144,000	162,122
Liberty Mutual Group, Inc. 4.95% 5/1/22 (b)	5,250,000	5,494,603
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	787,448
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	148,000	168,774
MetLife, Inc.:
4.125% 8/13/42	2,500,000	2,542,778
4.75% 2/8/21	660,000	763,834
Metropolitan Life Global Funding I 2% 1/9/15 (b)	2,800,000	2,862,796
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	100,365
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	156,215
Pacific LifeCorp 6% 2/10/20 (b)	902,000	1,004,466
Prudential Financial, Inc.:
4.5% 11/16/21	1,025,000	1,130,113
5.625% 5/12/41	1,170,000	1,302,554
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	58,000	55,162
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	233,905
Unum Group:
5.625% 9/15/20	1,315,000	1,452,553
5.75% 8/15/42	3,500,000	3,608,885
7.125% 9/30/16	106,000	123,445
		35,548,753
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	99,078
Boston Properties, Inc. 3.85% 2/1/23	241,000	252,294
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,327,617
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp. 4.625% 7/15/22	$ 137,000	$ 142,073
Developers Diversified Realty Corp. 4.75% 4/15/18	1,764,000	1,890,844
Duke Realty LP:
4.375% 6/15/22	206,000	215,338
5.4% 8/15/14	126,000	134,421
5.5% 3/1/16	1,300,000	1,425,640
6.75% 3/15/20	1,295,000	1,560,564
Equity One, Inc. 6.25% 12/15/14	223,000	241,743
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	108,327
6.2% 1/15/17	1,300,000	1,512,997
Kimco Realty Corp. 6% 11/30/12	1,600,000	1,618,456
Washington (REIT) 5.25% 1/15/14	58,000	60,530
		10,589,922
Real Estate Management & Development - 2.6%
BioMed Realty LP:
3.85% 4/15/16	914,000	955,242
4.25% 7/15/22	170,000	177,456
ERP Operating LP:
4.625% 12/15/21	1,958,000	2,245,759
4.75% 7/15/20	1,020,000	1,155,332
Liberty Property LP:
4.125% 6/15/22	1,832,000	1,901,002
4.75% 10/1/20	752,000	819,427
5.125% 3/2/15	141,000	151,493
5.5% 12/15/16	1,816,000	2,036,846
Mack-Cali Realty LP:
4.5% 4/18/22	94,000	99,640
7.75% 8/15/19	126,000	154,792
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	79,487
Simon Property Group LP:
2.8% 1/30/17	47,000	49,289
4.125% 12/1/21	2,333,000	2,572,587
5.65% 2/1/20	775,000	933,047
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 661,000	$ 784,411
6.15% 11/15/15	65,000	72,565
		14,188,375
TOTAL FINANCIALS		218,548,626
HEALTH CARE - 3.1%
Biotechnology - 0.6%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,488,802
5.15% 11/15/41	750,000	820,196
		3,308,998
Health Care Providers & Services - 2.2%
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	4,500,000	4,586,697
4.75% 11/15/21 (b)	530,000	611,693
6.125% 11/15/41 (b)	740,000	965,383
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,803,213
UnitedHealth Group, Inc. 4.625% 11/15/41	965,000	1,075,105
WellPoint, Inc.:
2.375% 2/15/17	810,000	834,942
4.625% 5/15/42	2,500,000	2,495,410
		12,372,443
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	1,360,000	1,470,926
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	138,344
		1,609,270
TOTAL HEALTH CARE		17,290,711
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	108,558
United Technologies Corp.:
1.8% 6/1/17	342,000	353,610
3.1% 6/1/22	837,000	891,103
4.5% 6/1/42	1,761,000	2,004,680
		3,357,951
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc. 6.648% 3/15/19	$ 99,927	$ 105,423
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	57,966	60,574
8.36% 1/20/19	47,879	51,949
		217,946
Commercial Services & Supplies - 0.4%
ADT Corp. 2.25% 7/15/17 (b)	2,536,000	2,578,980
Machinery - 1.9%
Caterpillar, Inc. 3.803% 8/15/42 (b)	600,000	622,647
Deere & Co.:
2.6% 6/8/22	1,818,000	1,874,853
3.9% 6/9/42	3,616,000	3,820,543
Illinois Tool Works, Inc. 3.9% 9/1/42	4,000,000	4,087,720
		10,405,763
Road & Rail - 0.5%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,632,700
TOTAL INDUSTRIALS		19,193,340
INFORMATION TECHNOLOGY - 1.7%
Computers & Peripherals - 0.3%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,534,689
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	154,099
5.95% 1/15/14	160,000	170,661
6% 10/1/12	173,000	173,676
		498,436
Office Electronics - 1.3%
Xerox Corp.:
1.8679% 9/13/13 (d)	3,200,000	3,222,125
2.95% 3/15/17	2,591,000	2,653,656
4.5% 5/15/21	1,075,000	1,129,962
		7,005,743
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	308,225
TOTAL INFORMATION TECHNOLOGY		9,347,093
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 4.6%
Chemicals - 1.5%
Dow Chemical Co.:
4.125% 11/15/21	$ 696,000	$ 762,554
4.25% 11/15/20	973,000	1,071,636
7.6% 5/15/14	997,000	1,106,404
Ecolab, Inc. 1% 8/9/15	5,000,000	5,019,735
		7,960,329
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	90,975
Metals & Mining - 3.1%
Alcoa, Inc. 5.4% 4/15/21	120,000	123,971
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	174,955
ArcelorMittal SA 3.75% 2/25/15	2,350,000	2,326,500
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	2,040,000	2,201,364
Rio Tinto Finance USA PLC 1.625% 8/21/17	5,000,000	5,002,835
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,031,985
Vale Overseas Ltd.:
4.375% 1/11/22	2,250,000	2,307,564
6.25% 1/23/17	104,000	119,232
		17,288,406
TOTAL MATERIALS		25,339,710
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
3.875% 8/15/21	1,500,000	1,688,262
5.55% 8/15/41	700,000	871,612
6.3% 1/15/38	970,000	1,266,628
CenturyLink, Inc.:
6.45% 6/15/21	528,000	589,625
7.6% 9/15/39	1,033,000	1,068,557
Verizon Communications, Inc.:
3.5% 11/1/21	4,000,000	4,403,424
4.6% 4/1/21	460,000	544,882
		10,432,990
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV:
2.375% 9/8/16	1,450,000	1,505,861
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil SAB de CV: - continued
3.625% 3/30/15	$ 564,000	$ 602,267
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	235,022
5% 3/1/21	1,750,000	1,968,211
5.15% 3/15/42	1,750,000	1,788,619
5.875% 10/1/19	67,000	78,800
		6,178,780
TOTAL TELECOMMUNICATION SERVICES		16,611,770
UTILITIES - 7.7%
Electric Utilities - 4.6%
AmerenUE 6.4% 6/15/17	133,000	159,633
Appalachian Power Co. 0.8095% 8/16/13 (d)	1,519,000	1,519,946
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,096,000	1,155,665
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	85,998
3.4% 9/1/21	725,000	795,398
4% 8/1/20	800,000	906,838
Duke Capital LLC 5.668% 8/15/14	192,000	206,956
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	116,244
Duke Energy Corp.:
1.625% 8/15/17	5,250,000	5,265,409
3.55% 9/15/21	1,250,000	1,329,126
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	564,359
6.4% 9/15/20 (b)	1,310,000	1,513,968
EDP Finance BV 5.375% 11/2/12 (b)	1,744,000	1,751,848
Entergy Louisiana LLC 1.875% 12/15/14	144,000	147,884
FirstEnergy Corp. 7.375% 11/15/31	1,631,000	2,152,238
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,760,000	5,082,714
6.05% 8/15/21	38,000	42,287
Nevada Power Co.:
6.5% 8/1/18	70,000	87,751
6.65% 4/1/36	500,000	706,102
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	585,308
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	23,689
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	198,788
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Sierra Pacific Power Co. 5.45% 9/1/13	$ 70,000	$ 72,994
Tampa Electric Co. 6.55% 5/15/36	500,000	712,890
Xcel Energy, Inc. 4.8% 9/15/41	554,000	650,244
		25,834,277
Gas Utilities - 0.4%
Boston Gas Co. 4.487% 2/15/42 (b)	2,000,000	2,259,058
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,318
		2,278,376
Independent Power Producers & Energy Traders - 0.1%
Southern Power Co. 5.15% 9/15/41	461,000	538,705
Multi-Utilities - 2.6%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,345,563
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,659,475
2.7606% 9/30/66 (d)	2,427,000	2,209,592
7.5% 6/30/66 (d)	145,000	156,781
DTE Energy Co. 1.1669% 6/3/13 (d)	86,000	86,264
NiSource Finance Corp.:
4.45% 12/1/21	91,000	98,469
5.4% 7/15/14	60,000	64,492
5.45% 9/15/20	650,000	742,747
5.95% 6/15/41	1,493,000	1,789,553
6.15% 3/1/13	1,000,000	1,026,816
6.4% 3/15/18	59,000	70,626
Sempra Energy:
2% 3/15/14	2,695,000	2,740,702
2.3% 4/1/17	2,024,000	2,116,898
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	123,874
		14,231,852
TOTAL UTILITIES		42,883,210
TOTAL NONCONVERTIBLE BONDS (Cost $459,526,571)		482,163,772
U.S. Treasury Obligations - 4.3%
	Principal Amount	Value
U.S. Treasury Bonds 3% 5/15/42	$ 14,324,000	$ 15,331,132
U.S. Treasury Notes:
0.75% 6/30/17	1,398,000	1,409,796
1.75% 5/15/22	7,017,000	7,163,922
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,632,216)		23,904,850
Municipal Securities - 1.1%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	414,820
California Gen. Oblig.:
7.5% 4/1/34	1,165,000	1,517,844
7.6% 11/1/40	140,000	189,750
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	2,725,000	3,046,577
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	690,000	797,392
TOTAL MUNICIPAL SECURITIES (Cost $5,451,167)		5,966,383
Foreign Government and Government Agency Obligations - 0.6%

Chilean Republic 3.25% 9/14/21	155,000	167,261
Russian Federation:
3.25% 4/4/17 (b)	800,000	834,960
4.5% 4/4/22 (b)	200,000	221,740
5.625% 4/4/42 (b)	1,000,000	1,178,800
United Mexican States:
4.75% 3/8/44	616,000	691,460
6.05% 1/11/40	146,000	195,275
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,880,076)		3,289,496
Bank Notes - 0.1%

Wachovia Bank NA 6% 11/15/17 (Cost $437,566)	405,000	485,092
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d) (Cost $103,589)	$ 102,000	$ 112,297
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $33,745,570)	33,745,570	33,745,570
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $525,776,755)		549,667,460
NET OTHER ASSETS (LIABILITIES) - 1.0%		5,401,586
NET ASSETS - 100%		$ 555,069,046
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,472,659 or 10.9% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,305
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 482,163,772	$ -	$ 482,163,772	$ -
U.S. Government and Government Agency Obligations	23,904,850	-	23,904,850	-
Municipal Securities	5,966,383	-	5,966,383	-
Foreign Government and Government Agency Obligations	3,289,496	-	3,289,496	-
Bank Notes	485,092	-	485,092	-
Preferred Securities	112,297	-	112,297	-
Money Market Funds	33,745,570	33,745,570	-	-
Total Investments in Securities:	$ 549,667,460	$ 33,745,570	$ 515,921,890	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.8%
Canada	4.2%
United Kingdom	2.5%
Netherlands	1.8%
Cayman Islands	1.4%
Luxembourg	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $492,031,185)	$ 515,921,890
Fidelity Central Funds (cost $33,745,570)	33,745,570
Total Investments (cost $525,776,755)		$ 549,667,460
Receivable for fund shares sold		1,287,361
Interest receivable		5,008,241
Distributions receivable from Fidelity Central Funds		7,169
Total assets		555,970,231

Liabilities
Payable for fund shares redeemed	$ 604,221
Distributions payable	70,784
Accrued management fee	154,696
Distribution and service plan fees payable	31,004
Other affiliated payables	39,638
Other payables and accrued expenses	842
Total liabilities		901,185

Net Assets		$ 555,069,046
Net Assets consist of:
Paid in capital		$ 527,607,983
Distributions in excess of net investment income		(40,685)
Accumulated undistributed net realized gain (loss) on investments		3,611,043
Net unrealized appreciation (depreciation) on investments		23,890,705
Net Assets		$ 555,069,046

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,842,182 ÷ 3,575,032 shares)	$ 11.42

Maximum offering price per share (100/96.00 of $11.42)	$ 11.90
Class T: Net Asset Value and redemption price per share ($12,077,783 ÷ 1,057,230 shares)	$ 11.42

Maximum offering price per share (100/96.00 of $11.42)	$ 11.90
Class C: Net Asset Value and offering price per share ($24,613,489 ÷ 2,154,697 shares)A	$ 11.42

Corporate Bond: Net Asset Value, offering price and redemption price per share ($471,540,009 ÷ 41,276,091 shares)	$ 11.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,995,583 ÷ 524,819 shares)	$ 11.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2012

Investment Income
Dividends		$ 7,830
Interest		10,437,095
Income from Fidelity Central Funds		24,305
Total income		10,469,230

Expenses
Management fee	$ 1,085,163
Transfer agent fees	341,677
Distribution and service plan fees	279,216
Independent trustees' compensation	959
Miscellaneous	694
Total expenses before reductions	1,707,709
Expense reductions	(47)	1,707,662
Net investment income (loss)		8,761,568
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,238,592
Change in net unrealized appreciation (depreciation) on investment securities		21,740,905
Net gain (loss)		24,979,497
Net increase (decrease) in net assets resulting from operations		$ 33,741,065

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,761,568	$ 2,803,266
Net realized gain (loss)	3,238,592	3,917,634
Change in net unrealized appreciation (depreciation)	21,740,905	(2,095,716)
Net increase (decrease) in net assets resulting from operations	33,741,065	4,625,184
Distributions to shareholders from net investment income	(8,916,262)	(2,847,827)
Distributions to shareholders from net realized gain	(2,397,454)	(768,211)
Total distributions	(11,313,716)	(3,616,038)
Share transactions - net increase (decrease)	391,423,272	9,147,425
Total increase (decrease) in net assets	413,850,621	10,156,571

Net Assets
Beginning of period	141,218,425	131,061,854
End of period (including distributions in excess of net investment income of $40,685 and undistributed net investment income of $55,223, respectively)	$ 555,069,046	$ 141,218,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.287	.356	.128
Net realized and unrealized gain (loss)	.857	.366	.446
Total from investment operations	1.144	.722	.574
Distributions from net investment income	(.294)	(.370)	(.124)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.42	$ 10.70	$ 10.45
Total Return B, C, D	10.98%	7.16%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.76%	.75%	.74% A
Expenses net of all reductions	.76%	.75%	.74% A
Net investment income (loss)	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.284	.357	.131
Net realized and unrealized gain (loss)	.868	.363	.436
Total from investment operations	1.152	.720	.567
Distributions from net investment income	(.292)	(.368)	(.127)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.42	$ 10.69	$ 10.44
Total Return B, C, D	11.06%	7.14%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.79%	.75%	.68% A
Expenses net of all reductions	.79%	.75%	.68% A
Net investment income (loss)	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.204	.280	.106
Net realized and unrealized gain (loss)	.868	.361	.437
Total from investment operations	1.072	.641	.543
Distributions from net investment income	(.212)	(.289)	(.103)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.42	$ 10.69	$ 10.44
Total Return B, C, D	10.25%	6.34%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.51%	1.47%	1.45% A
Net investment income (loss)	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Years ended August 31,	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.321	.388	.137
Net realized and unrealized gain (loss)	.858	.367	.447
Total from investment operations	1.179	.755	.584
Distributions from net investment income	(.329)	(.403)	(.134)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.42	$ 10.70	$ 10.45
Total Return B, C	11.32%	7.50%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.45%	.45%	.44% A
Expenses net of all reductions	.45%	.45%	.44% A
Net investment income (loss)	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.316	.389	.140
Net realized and unrealized gain (loss)	.858	.366	.445
Total from investment operations	1.174	.755	.585
Distributions from net investment income	(.324)	(.403)	(.135)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.42	$ 10.70	$ 10.45
Total Return B, C	11.27%	7.51%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.49%	.43%	.42% A
Expenses net of all reductions	.49%	.43%	.42% A
Net investment income (loss)	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transaction, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,686,688
Gross unrealized depreciation	(119,022)
Net unrealized appreciation (depreciation) on securities and other investments	$ 24,567,666

Tax Cost	$ 525,099,794

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,655,802
Undistributed long-term capital gain	$ 237,597
Net unrealized appreciation (depreciation)	$ 24,567,666

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 10,802,252	$ 3,533,730
Long-term Capital Gains	511,464	82,308
Total	$ 11,313,716	$ 3,616,038

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $451,311,144 and $82,248,175, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and distribution and service plan fees, interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 71,157	$ 1,522
Class T	-%	.25%	21,432	-
Class C	.75%	.25%	186,627	48,897
			$ 279,216	$ 50,419

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,330
Class T	6,625
Class C*	4,494
$ 34,449

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 45,371.16
Class T	15,913.19
Class C	30,299.16
Corporate Bond	243,739.10
Institutional Class	6,355.14
	$ 341,677

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $694 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $47.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 761,485	$ 119,903
Class T	227,037	43,229
Class C	359,670	42,265
Corporate Bond	7,436,733	2,607,261
Institutional Class	131,337	35,169
Total	$ 8,916,262	$ 2,847,827
From net realized gain
Class A	$ 226,737	$ 19,036
Class T	84,113	5,392
Class C	181,128	5,080
Corporate Bond	1,864,916	730,206
Institutional Class	40,560	8,497
Total	$ 2,397,454	$ 768,211

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	3,577,324	1,336,934	$ 39,069,309	$ 14,120,100
Reinvestment of distributions	80,222	9,730	875,332	101,662
Shares redeemed	(1,291,953)	(432,347)	(14,113,652)	(4,532,906)
Net increase (decrease)	2,365,593	914,317	$ 25,830,989	$ 9,688,856
Class T
Shares sold	1,089,803	478,464	$ 11,948,478	$ 5,051,757
Reinvestment of distributions	26,819	4,383	291,689	45,990
Shares redeemed	(541,220)	(99,224)	(5,935,143)	(1,025,191)
Net increase (decrease)	575,402	383,623	$ 6,305,024	$ 4,072,556

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class C
Shares sold	1,511,513	1,091,237	$ 16,535,831	$ 11,575,052
Reinvestment of distributions	47,965	4,266	519,854	44,862
Shares redeemed	(443,761)	(120,514)	(4,863,734)	(1,267,376)
Net increase (decrease)	1,115,717	974,989	$ 12,191,951	$ 10,352,538
Corporate Bond
Shares sold	40,020,155	12,128,747	$ 442,439,609	$ 127,535,788
Reinvestment of distributions	804,150	293,748	8,804,600	3,053,981
Shares redeemed	(9,843,919)	(14,082,596)	(107,934,192)	(146,074,610)
Net increase (decrease)	30,980,386	(1,660,101)	$ 343,310,017	$ (15,484,841)
Institutional Class
Shares sold	690,402	224,468	$ 7,576,789	$ 2,376,509
Reinvestment of distributions	12,624	3,593	137,521	37,377
Shares redeemed	(356,384)	(184,465)	(3,929,019)	(1,895,570)
Net increase (decrease)	346,642	43,596	$ 3,785,291	$ 518,316

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Corporate Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/15/2012	10/12/2012	$0.056

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $250,794, or, if subsequently determined to be different, the net capital gain of such year.

A total of 5.39% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,144,772 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBDI-UANN-1012
1.907012.102

Fidelity®

Corporate Bond

Fund

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Life of fund A
Fidleity® Corporate Bond Fund	11.32%	10.70%

A From May 4, 2010.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond Fund, a class of the fund, on May 4, 2010, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from David Prothro, Lead Portfolio Manager of Fidelity® Corporate Bond Fund: For the year, the fund's Retail Class shares gained 11.32%, versus 9.70% for the Barclays® U.S. Credit Bond Index. Given an uncertain macroeconomic environment, we maintained a moderate risk posture, keeping the fund's overweighting in corporate bonds at a modest level. Strong security selection, especially in the banking industry, and the consumer cyclical and non-cyclical sectors, made the biggest contribution to the fund's outperformance. Sector positioning also helped, although to a lesser extent. Within financials, outsized stakes in banking, insurance and real estate investment trusts (REITs) were notable drivers, as was an underweighting and good picks in industrials. An overweighting in utilities and favorable security selection among electric utilities also contributed. Outside of corporate bonds, underweighting the government-related bond sector was additive, as corporate issues outperformed non-corporates as a group. Conversely, the fund's Treasury holdings were a slight drag on performance, as riskier assets far outpaced government securities during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.75%
Actual		$ 1,000.00	$ 1,050.30	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Class T	.79%
Actual		$ 1,000.00	$ 1,050.10	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.01
Class C	1.51%
Actual		$ 1,000.00	$ 1,046.30	$ 7.77
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.66
Corporate Bond	.44%
Actual		$ 1,000.00	$ 1,051.90	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.92	$ 2.24
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,051.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 4.3%	U.S. Government and U.S. Government Agency Obligations 6.4%
AAA 0.0%	AAA 0.5%
AA 2.6%	AA 8.1%
A 30.5%	A 33.0%
BBB 52.9%	BBB 38.9%
BB and Below 2.6%	BB and Below 6.4%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	10.2	9.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	7.1	6.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Corporate Bonds 86.8%		Corporate Bonds 84.3%
	U.S. Government and U.S. Government Agency Obligations 4.3%		U.S. Government and U.S. Government Agency Obligations 6.4%
	Municipal Bonds 1.1%		Municipal Bonds 2.2%
	Other Investments 0.7%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 7.1%		Short-Term Investments and Net Other Assets (Liabilities) 6.7%
* Foreign investments	13.2%	** Foreign investments	10.3%

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 320,616
Automobiles - 0.9%
Daimler Finance North America LLC:
1.95% 3/28/14 (b)	450,000	455,357
2.3% 1/9/15 (b)	1,250,000	1,280,391
Volkswagen International Finance NV:
1.875% 4/1/14 (b)	1,130,000	1,145,176
2.375% 3/22/17 (b)	2,050,000	2,117,265
		4,998,189
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 1.875% 5/29/19	1,605,000	1,648,266
Media - 2.8%
Comcast Corp.:
3.125% 7/15/22	160,000	167,216
6.4% 3/1/40	1,150,000	1,513,352
Discovery Communications LLC 6.35% 6/1/40	221,000	284,305
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	138,117
5.15% 4/30/20	3,625,000	4,280,864
6.4% 4/30/40	390,000	506,084
News America, Inc.:
6.15% 2/15/41	600,000	738,317
6.9% 8/15/39	300,000	389,964
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	2,026,368
6.75% 7/1/18	700,000	875,965
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	2,007,786
6.2% 3/15/40	1,700,000	2,089,659
Viacom, Inc.:
1.25% 2/27/15	390,000	393,840
3.5% 4/1/17	34,000	36,940
		15,448,777
Multiline Retail - 0.5%
Target Corp. 4% 7/1/42	2,750,000	2,854,506
Specialty Retail - 0.6%
AutoZone, Inc. 3.7% 4/15/22	253,000	266,239
Home Depot, Inc. 5.95% 4/1/41	941,000	1,290,523
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.:
3.75% 4/15/21	$ 821,000	$ 897,828
5.125% 11/15/41	650,000	749,418
		3,204,008
TOTAL CONSUMER DISCRETIONARY		28,474,362
CONSUMER STAPLES - 7.2%
Beverages - 3.7%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,188,224
Beam, Inc.:
1.875% 5/15/17	71,000	72,516
3.25% 5/15/22	84,000	87,096
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,547,443
FBG Finance Ltd. 5.125% 6/15/15 (b)	282,000	311,764
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,188,005
5.875% 1/15/36	740,000	885,377
6.375% 6/15/14	59,000	64,534
PepsiCo, Inc. 1.25% 8/13/17	5,000,000	5,008,825
SABMiller Holdings, Inc.:
1.85% 1/15/15 (b)	2,760,000	2,827,689
2.45% 1/15/17 (b)	2,655,000	2,774,395
3.75% 1/15/22 (b)	300,000	325,552
		20,281,420
Food Products - 1.1%
Kraft Foods, Inc.:
5.375% 2/10/20	3,782,000	4,548,086
6.5% 8/11/17	1,274,000	1,566,573
		6,114,659
Tobacco - 2.4%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,492,890
4.125% 9/11/15	2,100,000	2,298,097
4.75% 5/5/21	650,000	750,511
9.7% 11/10/18	182,000	261,307
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	5,020,625
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
4.375% 11/15/41	$ 2,100,000	$ 2,305,477
Reynolds American, Inc. 6.75% 6/15/17	384,000	465,233
		13,594,140
TOTAL CONSUMER STAPLES		39,990,219
ENERGY - 11.6%
Energy Equipment & Services - 1.2%
Cameron International Corp. 1.6% 4/30/15	259,000	261,064
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	167,513
5.35% 3/15/20 (b)	3,116,000	3,418,171
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	776,123
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	128,330
3.05% 3/1/16	450,000	470,742
Transocean, Inc. 6.5% 11/15/20	930,000	1,112,292
Weatherford International Ltd.:
4.95% 10/15/13	78,000	81,256
5.15% 3/15/13	102,000	104,163
		6,519,654
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	454,508
6.375% 9/15/17	3,626,000	4,336,127
Apache Corp. 4.75% 4/15/43	213,000	244,655
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	5,371,265
DCP Midstream Operating LP 4.95% 4/1/22	1,925,000	2,009,490
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	58,122
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	563,522
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	149,467
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	138,618
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	389,758
4.05% 2/15/22	1,065,000	1,163,392
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	159,138
6.5% 3/1/41	785,000	959,185
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	$ 480,000	$ 495,121
Nexen, Inc.:
5.2% 3/10/15	41,000	44,626
6.2% 7/30/19	324,000	389,900
6.4% 5/15/37	4,360,000	5,444,210
Occidental Petroleum Corp. 2.7% 2/15/23	2,016,000	2,075,301
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,949
5.75% 1/20/20	3,652,000	4,115,468
Petroleos Mexicanos:
5.5% 1/21/21	545,000	636,288
6% 3/5/20	116,000	138,330
6.5% 6/2/41 (b)	260,000	323,050
Phillips 66:
1.95% 3/5/15 (b)	2,088,000	2,129,367
2.95% 5/1/17 (b)	2,767,000	2,904,171
4.3% 4/1/22 (b)	300,000	326,933
5.875% 5/1/42 (b)	498,000	588,705
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	543,423
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	124,630
Schlumberger Investment SA 2.4% 8/1/22 (b)	4,345,000	4,328,606
Shell International Finance BV 2.375% 8/21/22	5,250,000	5,316,208
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	64,574
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	461,196
4.6% 6/15/21	414,000	449,665
Talisman Energy, Inc. 5.5% 5/15/42	1,616,000	1,778,629
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	5,086,720
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	195,000	206,213
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,413,832
Williams Partners LP 3.35% 8/15/22	2,500,000	2,541,715
		57,965,077
TOTAL ENERGY		64,484,731
FINANCIALS - 39.4%
Capital Markets - 4.2%
BlackRock, Inc. 3.375% 6/1/22	316,000	334,339
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
3.625% 2/7/16	$ 1,275,000	$ 1,322,008
5.125% 1/15/15	935,000	999,431
5.25% 7/27/21	1,227,000	1,305,513
5.75% 1/24/22	2,500,000	2,760,475
5.95% 1/18/18	178,000	200,245
6.15% 4/1/18	204,000	231,986
Lazard Group LLC:
6.85% 6/15/17	171,000	192,906
7.125% 5/15/15	1,108,000	1,215,837
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,000,000	2,010,982
Morgan Stanley:
1.4271% 4/29/13 (d)	270,000	269,095
4% 7/24/15	1,947,000	1,984,513
5.5% 7/28/21	4,222,000	4,331,295
5.625% 9/23/19	329,000	340,624
5.75% 1/25/21	385,000	397,820
6.625% 4/1/18	153,000	168,988
Northern Trust Corp. 2.375% 8/2/22	5,000,000	4,978,920
		23,044,977
Commercial Banks - 9.1%
Associated Banc Corp. 5.125% 3/28/16	575,000	615,600
BB&T Corp. 3.95% 3/22/22	1,925,000	2,079,119
Comerica, Inc. 4.8% 5/1/15	487,000	519,533
Credit Suisse New York Branch 6% 2/15/18	122,000	135,503
Discover Bank 7% 4/15/20	2,391,000	2,813,982
Export-Import Bank of Korea 5.5% 10/17/12	101,000	101,470
Fifth Third Bancorp:
3.5% 3/15/22	552,000	573,952
5.45% 1/15/17	709,000	789,160
8.25% 3/1/38	3,848,000	5,379,700
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	550,000	550,000
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	770,292
HSBC Holdings PLC:
4% 3/30/22	284,000	304,699
5.1% 4/5/21	133,000	153,087
6.5% 9/15/37	100,000	118,300
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,297,555
JPMorgan Chase Bank 6% 10/1/17	8,100,000	9,537,661
KeyBank NA 5.8% 7/1/14	7,090,000	7,598,098
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyCorp. 5.1% 3/24/21	$ 2,081,000	$ 2,399,399
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,317,574
5% 1/17/17	1,027,000	1,151,322
Regions Bank:
6.45% 6/26/37	250,000	250,313
7.5% 5/15/18	1,345,000	1,566,925
SunTrust Banks, Inc.:
3.5% 1/20/17	3,093,000	3,240,239
3.6% 4/15/16	39,000	41,213
UnionBanCal Corp.:
3.5% 6/18/22	979,000	1,034,426
5.25% 12/16/13	30,000	31,407
Wachovia Bank NA 6.6% 1/15/38	1,410,000	1,922,253
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,151,590
5.625% 10/15/16	1,652,000	1,902,324
		50,346,696
Consumer Finance - 5.4%
American Express Credit Corp.:
2.75% 9/15/15	1,452,000	1,532,741
2.8% 9/19/16	557,000	593,075
5.125% 8/25/14	720,000	781,791
American Honda Finance Corp. 1.45% 2/27/15 (b)	3,125,000	3,162,553
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,190,355
Discover Financial Services:
5.2% 4/27/22	2,355,000	2,504,844
6.45% 6/12/17	107,000	121,227
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,861,491
5.875% 8/2/21	2,700,000	2,981,899
General Electric Capital Corp.:
2.15% 1/9/15	5,000,000	5,152,365
4.625% 1/7/21	1,000,000	1,130,604
4.65% 10/17/21	1,500,000	1,713,647
5.875% 1/14/38	150,000	182,392
HSBC USA, Inc. 2.375% 2/13/15	4,226,000	4,330,162
		30,239,146
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 9.8%
Bank of America Corp.:
4.5% 4/1/15	$ 3,200,000	$ 3,404,074
5.625% 7/1/20	4,500,000	4,992,008
5.75% 12/1/17	3,000,000	3,354,750
6.5% 8/1/16	1,240,000	1,414,231
BP Capital Markets PLC:
3.125% 10/1/15	608,000	650,334
3.245% 5/6/22	1,300,000	1,385,794
3.561% 11/1/21	2,000,000	2,175,502
3.625% 5/8/14	388,000	407,311
4.5% 10/1/20	300,000	349,239
Capital One Capital V 10.25% 8/15/39	880,000	906,400
Capital One Capital VI 8.875% 5/15/40	6,485,000	6,643,435
Citigroup, Inc.:
3.953% 6/15/16	653,000	688,816
4.45% 1/10/17	1,250,000	1,346,889
4.5% 1/14/22	5,000,000	5,288,130
5.375% 8/9/20	750,000	839,247
5.875% 1/30/42	110,000	129,376
6.125% 5/15/18	2,075,000	2,406,793
6.5% 8/19/13	2,133,000	2,243,270
6.875% 3/5/38	175,000	225,129
8.5% 5/22/19	100,000	127,991
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,681,105
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	2,028,503
4.35% 8/15/21	650,000	712,858
4.5% 1/24/22	1,390,000	1,544,597
4.625% 5/10/21	655,000	732,950
5.4% 1/6/42	1,180,000	1,411,603
MetLife Institutional Funding II 1.3606% 4/4/14 (b)(d)	600,000	603,812
Moody's Corp. 4.5% 9/1/22	6,500,000	6,763,731
TECO Finance, Inc. 5.15% 3/15/20	114,000	132,879
		54,590,757
Insurance - 6.4%
Allstate Corp. 5.2% 1/15/42	1,646,000	1,993,120
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,102,922
4.875% 9/15/16	1,390,000	1,523,865
4.875% 6/1/22	2,500,000	2,726,843
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
5.85% 1/16/18	$ 1,000,000	$ 1,146,366
Aon Corp.:
3.125% 5/27/16	1,609,000	1,699,579
5% 9/30/20	553,000	634,142
6.25% 9/30/40	253,000	332,661
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	435,416
4.4% 5/15/42	107,000	114,665
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	67,320
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,600,000	1,668,040
5.125% 4/15/22	143,000	153,796
6.625% 4/15/42	144,000	162,122
Liberty Mutual Group, Inc. 4.95% 5/1/22 (b)	5,250,000	5,494,603
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	787,448
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	148,000	168,774
MetLife, Inc.:
4.125% 8/13/42	2,500,000	2,542,778
4.75% 2/8/21	660,000	763,834
Metropolitan Life Global Funding I 2% 1/9/15 (b)	2,800,000	2,862,796
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	100,365
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	156,215
Pacific LifeCorp 6% 2/10/20 (b)	902,000	1,004,466
Prudential Financial, Inc.:
4.5% 11/16/21	1,025,000	1,130,113
5.625% 5/12/41	1,170,000	1,302,554
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	58,000	55,162
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	233,905
Unum Group:
5.625% 9/15/20	1,315,000	1,452,553
5.75% 8/15/42	3,500,000	3,608,885
7.125% 9/30/16	106,000	123,445
		35,548,753
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	99,078
Boston Properties, Inc. 3.85% 2/1/23	241,000	252,294
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,327,617
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp. 4.625% 7/15/22	$ 137,000	$ 142,073
Developers Diversified Realty Corp. 4.75% 4/15/18	1,764,000	1,890,844
Duke Realty LP:
4.375% 6/15/22	206,000	215,338
5.4% 8/15/14	126,000	134,421
5.5% 3/1/16	1,300,000	1,425,640
6.75% 3/15/20	1,295,000	1,560,564
Equity One, Inc. 6.25% 12/15/14	223,000	241,743
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	108,327
6.2% 1/15/17	1,300,000	1,512,997
Kimco Realty Corp. 6% 11/30/12	1,600,000	1,618,456
Washington (REIT) 5.25% 1/15/14	58,000	60,530
		10,589,922
Real Estate Management & Development - 2.6%
BioMed Realty LP:
3.85% 4/15/16	914,000	955,242
4.25% 7/15/22	170,000	177,456
ERP Operating LP:
4.625% 12/15/21	1,958,000	2,245,759
4.75% 7/15/20	1,020,000	1,155,332
Liberty Property LP:
4.125% 6/15/22	1,832,000	1,901,002
4.75% 10/1/20	752,000	819,427
5.125% 3/2/15	141,000	151,493
5.5% 12/15/16	1,816,000	2,036,846
Mack-Cali Realty LP:
4.5% 4/18/22	94,000	99,640
7.75% 8/15/19	126,000	154,792
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	79,487
Simon Property Group LP:
2.8% 1/30/17	47,000	49,289
4.125% 12/1/21	2,333,000	2,572,587
5.65% 2/1/20	775,000	933,047
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 661,000	$ 784,411
6.15% 11/15/15	65,000	72,565
		14,188,375
TOTAL FINANCIALS		218,548,626
HEALTH CARE - 3.1%
Biotechnology - 0.6%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,488,802
5.15% 11/15/41	750,000	820,196
		3,308,998
Health Care Providers & Services - 2.2%
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	4,500,000	4,586,697
4.75% 11/15/21 (b)	530,000	611,693
6.125% 11/15/41 (b)	740,000	965,383
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,803,213
UnitedHealth Group, Inc. 4.625% 11/15/41	965,000	1,075,105
WellPoint, Inc.:
2.375% 2/15/17	810,000	834,942
4.625% 5/15/42	2,500,000	2,495,410
		12,372,443
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	1,360,000	1,470,926
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	138,344
		1,609,270
TOTAL HEALTH CARE		17,290,711
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	108,558
United Technologies Corp.:
1.8% 6/1/17	342,000	353,610
3.1% 6/1/22	837,000	891,103
4.5% 6/1/42	1,761,000	2,004,680
		3,357,951
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc. 6.648% 3/15/19	$ 99,927	$ 105,423
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	57,966	60,574
8.36% 1/20/19	47,879	51,949
		217,946
Commercial Services & Supplies - 0.4%
ADT Corp. 2.25% 7/15/17 (b)	2,536,000	2,578,980
Machinery - 1.9%
Caterpillar, Inc. 3.803% 8/15/42 (b)	600,000	622,647
Deere & Co.:
2.6% 6/8/22	1,818,000	1,874,853
3.9% 6/9/42	3,616,000	3,820,543
Illinois Tool Works, Inc. 3.9% 9/1/42	4,000,000	4,087,720
		10,405,763
Road & Rail - 0.5%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,632,700
TOTAL INDUSTRIALS		19,193,340
INFORMATION TECHNOLOGY - 1.7%
Computers & Peripherals - 0.3%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,534,689
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	154,099
5.95% 1/15/14	160,000	170,661
6% 10/1/12	173,000	173,676
		498,436
Office Electronics - 1.3%
Xerox Corp.:
1.8679% 9/13/13 (d)	3,200,000	3,222,125
2.95% 3/15/17	2,591,000	2,653,656
4.5% 5/15/21	1,075,000	1,129,962
		7,005,743
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	308,225
TOTAL INFORMATION TECHNOLOGY		9,347,093
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 4.6%
Chemicals - 1.5%
Dow Chemical Co.:
4.125% 11/15/21	$ 696,000	$ 762,554
4.25% 11/15/20	973,000	1,071,636
7.6% 5/15/14	997,000	1,106,404
Ecolab, Inc. 1% 8/9/15	5,000,000	5,019,735
		7,960,329
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	90,975
Metals & Mining - 3.1%
Alcoa, Inc. 5.4% 4/15/21	120,000	123,971
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	174,955
ArcelorMittal SA 3.75% 2/25/15	2,350,000	2,326,500
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	2,040,000	2,201,364
Rio Tinto Finance USA PLC 1.625% 8/21/17	5,000,000	5,002,835
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,031,985
Vale Overseas Ltd.:
4.375% 1/11/22	2,250,000	2,307,564
6.25% 1/23/17	104,000	119,232
		17,288,406
TOTAL MATERIALS		25,339,710
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
3.875% 8/15/21	1,500,000	1,688,262
5.55% 8/15/41	700,000	871,612
6.3% 1/15/38	970,000	1,266,628
CenturyLink, Inc.:
6.45% 6/15/21	528,000	589,625
7.6% 9/15/39	1,033,000	1,068,557
Verizon Communications, Inc.:
3.5% 11/1/21	4,000,000	4,403,424
4.6% 4/1/21	460,000	544,882
		10,432,990
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV:
2.375% 9/8/16	1,450,000	1,505,861
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil SAB de CV: - continued
3.625% 3/30/15	$ 564,000	$ 602,267
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	235,022
5% 3/1/21	1,750,000	1,968,211
5.15% 3/15/42	1,750,000	1,788,619
5.875% 10/1/19	67,000	78,800
		6,178,780
TOTAL TELECOMMUNICATION SERVICES		16,611,770
UTILITIES - 7.7%
Electric Utilities - 4.6%
AmerenUE 6.4% 6/15/17	133,000	159,633
Appalachian Power Co. 0.8095% 8/16/13 (d)	1,519,000	1,519,946
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,096,000	1,155,665
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	85,998
3.4% 9/1/21	725,000	795,398
4% 8/1/20	800,000	906,838
Duke Capital LLC 5.668% 8/15/14	192,000	206,956
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	116,244
Duke Energy Corp.:
1.625% 8/15/17	5,250,000	5,265,409
3.55% 9/15/21	1,250,000	1,329,126
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	564,359
6.4% 9/15/20 (b)	1,310,000	1,513,968
EDP Finance BV 5.375% 11/2/12 (b)	1,744,000	1,751,848
Entergy Louisiana LLC 1.875% 12/15/14	144,000	147,884
FirstEnergy Corp. 7.375% 11/15/31	1,631,000	2,152,238
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,760,000	5,082,714
6.05% 8/15/21	38,000	42,287
Nevada Power Co.:
6.5% 8/1/18	70,000	87,751
6.65% 4/1/36	500,000	706,102
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	585,308
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	23,689
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	198,788
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Sierra Pacific Power Co. 5.45% 9/1/13	$ 70,000	$ 72,994
Tampa Electric Co. 6.55% 5/15/36	500,000	712,890
Xcel Energy, Inc. 4.8% 9/15/41	554,000	650,244
		25,834,277
Gas Utilities - 0.4%
Boston Gas Co. 4.487% 2/15/42 (b)	2,000,000	2,259,058
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,318
		2,278,376
Independent Power Producers & Energy Traders - 0.1%
Southern Power Co. 5.15% 9/15/41	461,000	538,705
Multi-Utilities - 2.6%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,345,563
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,659,475
2.7606% 9/30/66 (d)	2,427,000	2,209,592
7.5% 6/30/66 (d)	145,000	156,781
DTE Energy Co. 1.1669% 6/3/13 (d)	86,000	86,264
NiSource Finance Corp.:
4.45% 12/1/21	91,000	98,469
5.4% 7/15/14	60,000	64,492
5.45% 9/15/20	650,000	742,747
5.95% 6/15/41	1,493,000	1,789,553
6.15% 3/1/13	1,000,000	1,026,816
6.4% 3/15/18	59,000	70,626
Sempra Energy:
2% 3/15/14	2,695,000	2,740,702
2.3% 4/1/17	2,024,000	2,116,898
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	123,874
		14,231,852
TOTAL UTILITIES		42,883,210
TOTAL NONCONVERTIBLE BONDS (Cost $459,526,571)		482,163,772
U.S. Treasury Obligations - 4.3%
	Principal Amount	Value
U.S. Treasury Bonds 3% 5/15/42	$ 14,324,000	$ 15,331,132
U.S. Treasury Notes:
0.75% 6/30/17	1,398,000	1,409,796
1.75% 5/15/22	7,017,000	7,163,922
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,632,216)		23,904,850
Municipal Securities - 1.1%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	414,820
California Gen. Oblig.:
7.5% 4/1/34	1,165,000	1,517,844
7.6% 11/1/40	140,000	189,750
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	2,725,000	3,046,577
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	690,000	797,392
TOTAL MUNICIPAL SECURITIES (Cost $5,451,167)		5,966,383
Foreign Government and Government Agency Obligations - 0.6%

Chilean Republic 3.25% 9/14/21	155,000	167,261
Russian Federation:
3.25% 4/4/17 (b)	800,000	834,960
4.5% 4/4/22 (b)	200,000	221,740
5.625% 4/4/42 (b)	1,000,000	1,178,800
United Mexican States:
4.75% 3/8/44	616,000	691,460
6.05% 1/11/40	146,000	195,275
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,880,076)		3,289,496
Bank Notes - 0.1%

Wachovia Bank NA 6% 11/15/17 (Cost $437,566)	405,000	485,092
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d) (Cost $103,589)	$ 102,000	$ 112,297
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $33,745,570)	33,745,570	33,745,570
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $525,776,755)		549,667,460
NET OTHER ASSETS (LIABILITIES) - 1.0%		5,401,586
NET ASSETS - 100%		$ 555,069,046
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,472,659 or 10.9% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,305
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 482,163,772	$ -	$ 482,163,772	$ -
U.S. Government and Government Agency Obligations	23,904,850	-	23,904,850	-
Municipal Securities	5,966,383	-	5,966,383	-
Foreign Government and Government Agency Obligations	3,289,496	-	3,289,496	-
Bank Notes	485,092	-	485,092	-
Preferred Securities	112,297	-	112,297	-
Money Market Funds	33,745,570	33,745,570	-	-
Total Investments in Securities:	$ 549,667,460	$ 33,745,570	$ 515,921,890	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.8%
Canada	4.2%
United Kingdom	2.5%
Netherlands	1.8%
Cayman Islands	1.4%
Luxembourg	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $492,031,185)	$ 515,921,890
Fidelity Central Funds (cost $33,745,570)	33,745,570
Total Investments (cost $525,776,755)		$ 549,667,460
Receivable for fund shares sold		1,287,361
Interest receivable		5,008,241
Distributions receivable from Fidelity Central Funds		7,169
Total assets		555,970,231

Liabilities
Payable for fund shares redeemed	$ 604,221
Distributions payable	70,784
Accrued management fee	154,696
Distribution and service plan fees payable	31,004
Other affiliated payables	39,638
Other payables and accrued expenses	842
Total liabilities		901,185

Net Assets		$ 555,069,046
Net Assets consist of:
Paid in capital		$ 527,607,983
Distributions in excess of net investment income		(40,685)
Accumulated undistributed net realized gain (loss) on investments		3,611,043
Net unrealized appreciation (depreciation) on investments		23,890,705
Net Assets		$ 555,069,046

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,842,182 ÷ 3,575,032 shares)	$ 11.42

Maximum offering price per share (100/96.00 of $11.42)	$ 11.90
Class T: Net Asset Value and redemption price per share ($12,077,783 ÷ 1,057,230 shares)	$ 11.42

Maximum offering price per share (100/96.00 of $11.42)	$ 11.90
Class C: Net Asset Value and offering price per share ($24,613,489 ÷ 2,154,697 shares)A	$ 11.42

Corporate Bond: Net Asset Value, offering price and redemption price per share ($471,540,009 ÷ 41,276,091 shares)	$ 11.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,995,583 ÷ 524,819 shares)	$ 11.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2012

Investment Income
Dividends		$ 7,830
Interest		10,437,095
Income from Fidelity Central Funds		24,305
Total income		10,469,230

Expenses
Management fee	$ 1,085,163
Transfer agent fees	341,677
Distribution and service plan fees	279,216
Independent trustees' compensation	959
Miscellaneous	694
Total expenses before reductions	1,707,709
Expense reductions	(47)	1,707,662
Net investment income (loss)		8,761,568
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,238,592
Change in net unrealized appreciation (depreciation) on investment securities		21,740,905
Net gain (loss)		24,979,497
Net increase (decrease) in net assets resulting from operations		$ 33,741,065

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,761,568	$ 2,803,266
Net realized gain (loss)	3,238,592	3,917,634
Change in net unrealized appreciation (depreciation)	21,740,905	(2,095,716)
Net increase (decrease) in net assets resulting from operations	33,741,065	4,625,184
Distributions to shareholders from net investment income	(8,916,262)	(2,847,827)
Distributions to shareholders from net realized gain	(2,397,454)	(768,211)
Total distributions	(11,313,716)	(3,616,038)
Share transactions - net increase (decrease)	391,423,272	9,147,425
Total increase (decrease) in net assets	413,850,621	10,156,571

Net Assets
Beginning of period	141,218,425	131,061,854
End of period (including distributions in excess of net investment income of $40,685 and undistributed net investment income of $55,223, respectively)	$ 555,069,046	$ 141,218,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.287	.356	.128
Net realized and unrealized gain (loss)	.857	.366	.446
Total from investment operations	1.144	.722	.574
Distributions from net investment income	(.294)	(.370)	(.124)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.42	$ 10.70	$ 10.45
Total Return B, C, D	10.98%	7.16%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.76%	.75%	.74% A
Expenses net of all reductions	.76%	.75%	.74% A
Net investment income (loss)	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.284	.357	.131
Net realized and unrealized gain (loss)	.868	.363	.436
Total from investment operations	1.152	.720	.567
Distributions from net investment income	(.292)	(.368)	(.127)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.42	$ 10.69	$ 10.44
Total Return B, C, D	11.06%	7.14%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.79%	.75%	.68% A
Expenses net of all reductions	.79%	.75%	.68% A
Net investment income (loss)	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.204	.280	.106
Net realized and unrealized gain (loss)	.868	.361	.437
Total from investment operations	1.072	.641	.543
Distributions from net investment income	(.212)	(.289)	(.103)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.42	$ 10.69	$ 10.44
Total Return B, C, D	10.25%	6.34%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.51%	1.47%	1.45% A
Net investment income (loss)	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Years ended August 31,	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.321	.388	.137
Net realized and unrealized gain (loss)	.858	.367	.447
Total from investment operations	1.179	.755	.584
Distributions from net investment income	(.329)	(.403)	(.134)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.42	$ 10.70	$ 10.45
Total Return B, C	11.32%	7.50%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.45%	.45%	.44% A
Expenses net of all reductions	.45%	.45%	.44% A
Net investment income (loss)	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.316	.389	.140
Net realized and unrealized gain (loss)	.858	.366	.445
Total from investment operations	1.174	.755	.585
Distributions from net investment income	(.324)	(.403)	(.135)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.42	$ 10.70	$ 10.45
Total Return B, C	11.27%	7.51%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.49%	.43%	.42% A
Expenses net of all reductions	.49%	.43%	.42% A
Net investment income (loss)	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transaction, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,686,688
Gross unrealized depreciation	(119,022)
Net unrealized appreciation (depreciation) on securities and other investments	$ 24,567,666

Tax Cost	$ 525,099,794

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,655,802
Undistributed long-term capital gain	$ 237,597
Net unrealized appreciation (depreciation)	$ 24,567,666

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 10,802,252	$ 3,533,730
Long-term Capital Gains	511,464	82,308
Total	$ 11,313,716	$ 3,616,038

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $451,311,144 and $82,248,175, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and distribution and service plan fees, interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 71,157	$ 1,522
Class T	-%	.25%	21,432	-
Class C	.75%	.25%	186,627	48,897
			$ 279,216	$ 50,419

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,330
Class T	6,625
Class C*	4,494
$ 34,449

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 45,371.16
Class T	15,913.19
Class C	30,299.16
Corporate Bond	243,739.10
Institutional Class	6,355.14
	$ 341,677

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $694 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $47.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 761,485	$ 119,903
Class T	227,037	43,229
Class C	359,670	42,265
Corporate Bond	7,436,733	2,607,261
Institutional Class	131,337	35,169
Total	$ 8,916,262	$ 2,847,827
From net realized gain
Class A	$ 226,737	$ 19,036
Class T	84,113	5,392
Class C	181,128	5,080
Corporate Bond	1,864,916	730,206
Institutional Class	40,560	8,497
Total	$ 2,397,454	$ 768,211

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	3,577,324	1,336,934	$ 39,069,309	$ 14,120,100
Reinvestment of distributions	80,222	9,730	875,332	101,662
Shares redeemed	(1,291,953)	(432,347)	(14,113,652)	(4,532,906)
Net increase (decrease)	2,365,593	914,317	$ 25,830,989	$ 9,688,856
Class T
Shares sold	1,089,803	478,464	$ 11,948,478	$ 5,051,757
Reinvestment of distributions	26,819	4,383	291,689	45,990
Shares redeemed	(541,220)	(99,224)	(5,935,143)	(1,025,191)
Net increase (decrease)	575,402	383,623	$ 6,305,024	$ 4,072,556

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class C
Shares sold	1,511,513	1,091,237	$ 16,535,831	$ 11,575,052
Reinvestment of distributions	47,965	4,266	519,854	44,862
Shares redeemed	(443,761)	(120,514)	(4,863,734)	(1,267,376)
Net increase (decrease)	1,115,717	974,989	$ 12,191,951	$ 10,352,538
Corporate Bond
Shares sold	40,020,155	12,128,747	$ 442,439,609	$ 127,535,788
Reinvestment of distributions	804,150	293,748	8,804,600	3,053,981
Shares redeemed	(9,843,919)	(14,082,596)	(107,934,192)	(146,074,610)
Net increase (decrease)	30,980,386	(1,660,101)	$ 343,310,017	$ (15,484,841)
Institutional Class
Shares sold	690,402	224,468	$ 7,576,789	$ 2,376,509
Reinvestment of distributions	12,624	3,593	137,521	37,377
Shares redeemed	(356,384)	(184,465)	(3,929,019)	(1,895,570)
Net increase (decrease)	346,642	43,596	$ 3,785,291	$ 518,316

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006
Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Corporate Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Corporate Bond	10/15/2012	10/12/2012	$0.056

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $250,794, or, if subsequently determined to be different, the net capital gain of such year.

A total of 5.39% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,144,772 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CBD-UANN-1012
1.907003.102

Fidelity®

Intermediate Bond

Fund

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Bond Fund	4.88%	6.00%	4.92%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Bond Fund on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity® Intermediate Bond Fund: For the year, the fund returned 4.88%, versus 4.04% for the Barclays® U.S. Intermediate Government/Credit Bond Index. Sector selection driven by an overweighting in corporate bonds fueled the fund's solid performance versus the index. An emphasis on financials - notably banks, real estate investment trusts (REITs) and insurance companies - contributed the most, followed by securities issued by electric and natural gas utilities. Elsewhere, out-of-benchmark positions in CMBS and government-agency-backed collateralized mortgage obligations also bolstered the fund's return, as did our choices among Treasuries. A modest allocation to government-agency MBS provided a further boost to results. On the downside, underweighted exposure to government-agency-backed debentures and non-U.S. government bonds detracted, as these sectors generally outperformed the index. While our positioning in corporate bonds was helpful overall, our industrials holdings modestly hurt, pulled down by investments in the capital goods, basic industry and technology categories.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.45%	$ 1,000.00	$ 1,028.90	$ 2.29
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.87	$ 2.29

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations† 42.3%	U.S. Government and U.S. Government Agency Obligations† 46.2%
AAA 12.6%	AAA 13.7%
AA 4.8%	AA 7.0%
A 13.3%	A 10.0%
BBB 23.3%	BBB 19.5%
BB and Below 2.1%	BB and Below 2.5%
Not Rated 0.3%	Not Rated 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 1.3%	Short-Term Investments and Net Other Assets (Liabilities) 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	4.5	4.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	3.9	3.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Corporate Bonds 40.7%		Corporate Bonds 36.2%
	U.S. Government and U.S. Government Agency Obligations† 42.3%		U.S. Government and U.S. Government Agency Obligations† 46.2%
	Asset-Backed Securities 8.3%		Asset-Backed Securities 8.7%
	CMOs and Other Mortgage Related Securities 5.7%		CMOs and Other Mortgage Related Securities 5.8%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.3%		Other Investments 1.8%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	10.7%	** Foreign investments	9.7%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%

† Includes NCUA Guaranteed Notes.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 7,592	$ 8,114
Automobiles - 0.6%
Daimler Finance North America LLC:
1.3% 7/31/15 (e)	8,485	8,494
1.65% 4/10/15 (e)	4,140	4,193
1.95% 3/28/14 (e)	5,578	5,644
Volkswagen International Finance NV 1.625% 3/22/15 (e)	8,100	8,200
		26,531
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,639
Media - 1.8%
Comcast Corp.:
4.95% 6/15/16	2,432	2,767
5.15% 3/1/20	4,685	5,580
5.7% 5/15/18	355	430
COX Communications, Inc. 4.625% 6/1/13	4,934	5,081
Discovery Communications LLC:
3.7% 6/1/15	5,906	6,331
5.05% 6/1/20	2,181	2,544
NBCUniversal Media LLC:
3.65% 4/30/15	549	588
5.15% 4/30/20	6,800	8,030
News America, Inc.:
5.3% 12/15/14	968	1,064
6.9% 3/1/19	5,426	6,865
Time Warner Cable, Inc.:
5.85% 5/1/17	4,293	5,088
6.2% 7/1/13	3,008	3,146
6.75% 7/1/18	7,189	8,996
Time Warner, Inc.:
3.15% 7/15/15	204	217
4.875% 3/15/20	5,060	5,845
5.875% 11/15/16	5,025	5,950
Viacom, Inc.:
3.5% 4/1/17	3,145	3,417
6.125% 10/5/17	3,071	3,704
		75,643
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 6,900	$ 7,835
Specialty Retail - 0.6%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,462
Home Depot, Inc. 4.4% 4/1/21	4,240	5,022
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,529
Staples, Inc. 7.375% 10/1/12	8,943	8,985
		22,998
TOTAL CONSUMER DISCRETIONARY		144,760
CONSUMER STAPLES - 2.6%
Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc.:
1.375% 7/15/17	4,100	4,147
1.5% 7/14/14	3,891	3,961
2.5% 3/26/13	9,338	9,444
5.375% 11/15/14	928	1,023
Beam, Inc. 1.875% 5/15/17	863	881
Diageo Capital PLC 1.5% 5/11/17	2,961	3,017
FBG Finance Ltd. 5.125% 6/15/15 (e)	3,800	4,201
Fortune Brands, Inc.:
5.375% 1/15/16	3,214	3,661
6.375% 6/15/14	1,868	2,043
PepsiCo, Inc. 7.9% 11/1/18	5,580	7,560
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	8,430	8,809
The Coca-Cola Co. 3.15% 11/15/20	670	730
		49,477
Food & Staples Retailing - 0.3%
CVS Caremark Corp. 4.125% 5/15/21	4,367	4,968
Wal-Mart Stores, Inc. 2.25% 7/8/15	5,578	5,835
		10,803
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (e)	781	949
General Mills, Inc. 5.2% 3/17/15	3,350	3,724
Kraft Foods Group, Inc. 2.25% 6/5/17 (e)	4,150	4,278
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	5,375
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 1,168	$ 1,436
6.75% 2/19/14	596	648
		16,410
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	4,100	4,088
9.7% 11/10/18	9,728	13,967
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,938
Reynolds American, Inc. 6.75% 6/15/17	3,818	4,626
		30,619
TOTAL CONSUMER STAPLES		107,309
ENERGY - 4.5%
Energy Equipment & Services - 0.7%
Cameron International Corp. 1.6% 4/30/15	3,136	3,161
DCP Midstream LLC 5.35% 3/15/20 (e)	4,118	4,517
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,977
Halliburton Co. 6.15% 9/15/19	2,601	3,232
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,787
Weatherford International Ltd.:
4.95% 10/15/13	2,254	2,348
5.15% 3/15/13	8,620	8,803
		29,825
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	431
6.375% 9/15/17	3,957	4,732
Apache Corp. 1.75% 4/15/17	1,146	1,181
BG Energy Capital PLC 2.875% 10/15/16 (e)	4,300	4,559
Canadian Natural Resources Ltd. 5.15% 2/1/13	5,823	5,931
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	5,130
Duke Capital LLC 6.25% 2/15/13	1,104	1,131
Duke Energy Field Services 5.375% 10/15/15 (e)	1,581	1,702
El Paso Natural Gas Co. 5.95% 4/15/17	178	204
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,599
Encana Holdings Finance Corp. 5.8% 5/1/14	3,739	4,018
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
1.25% 8/13/15	$ 3,123	$ 3,145
4.05% 2/15/22	4,350	4,752
5.6% 10/15/14	2,531	2,772
5.65% 4/1/13	769	788
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	170	199
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	6,266
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)	6,841	7,057
Nexen, Inc. 5.2% 3/10/15	1,177	1,281
Petro-Canada 6.05% 5/15/18	1,874	2,284
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	4,220	4,316
5.75% 1/20/20	5,269	5,938
7.875% 3/15/19	4,229	5,244
Petroleos Mexicanos:
4.875% 1/24/22 (e)	4,300	4,827
6% 3/5/20	495	590
Phillips 66 2.95% 5/1/17 (e)	8,400	8,816
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,758
4.25% 9/1/12	6,373	6,373
5.75% 1/15/20	6,268	7,530
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)	2,054	2,054
5.832% 9/30/16 (e)	1,236	1,347
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)	3,521	3,627
Schlumberger Investment SA 1.25% 8/1/17 (e)	6,000	6,006
Southeast Supply Header LLC 4.85% 8/15/14 (e)	5,816	6,113
Spectra Energy Capital, LLC 5.65% 3/1/20	237	273
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,815
Texas Eastern Transmission LP 6% 9/15/17 (e)	5,603	6,514
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)	4,406	4,659
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,999
Western Gas Partners LP 5.375% 6/1/21	4,300	4,776
XTO Energy, Inc.:
5% 1/31/15	1,932	2,144
5.65% 4/1/16	1,325	1,558
		156,439
TOTAL ENERGY		186,264
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 19.5%
Capital Markets - 2.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	$ 2,688	$ 3,001
BlackRock, Inc. 4.25% 5/24/21	3,460	3,899
Goldman Sachs Group, Inc.:
3.3% 5/3/15	4,160	4,295
3.7% 8/1/15	5,015	5,254
5.25% 7/27/21	5,000	5,320
5.95% 1/18/18	10,163	11,433
6.15% 4/1/18	3,044	3,462
Lazard Group LLC:
6.85% 6/15/17	4,983	5,621
7.125% 5/15/15	1,782	1,955
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,598
6.875% 4/25/18	5,859	6,835
Morgan Stanley:
4% 7/24/15	497	507
4.1% 1/26/15	8,840	9,047
4.75% 4/1/14	1,028	1,058
5.45% 1/9/17	1,019	1,072
5.625% 9/23/19	933	966
5.75% 1/25/21	4,378	4,524
5.95% 12/28/17	2,475	2,648
6% 4/28/15	1,087	1,158
6.625% 4/1/18	653	721
7.3% 5/13/19	3,668	4,139
Royal Bank of Scotland PLC 4.875% 8/25/14 (e)	8,200	8,580
The Bank of New York Mellon Corp. 2.4% 1/17/17	8,600	9,036
		96,129
Commercial Banks - 6.3%
ANZ Banking Group Ltd. 2.125% 1/10/14 (e)	4,760	4,817
Bank of America NA 5.3% 3/15/17	361	393
Bank of Montreal 2.5% 1/11/17	4,210	4,455
Barclays Bank PLC 2.375% 1/13/14	10,930	11,061
BB&T Corp.:
2.05% 4/28/14	4,200	4,293
3.95% 3/22/22	6,235	6,734
BNP Paribas 2.125% 12/21/12	2,270	2,274
Comerica, Inc. 3% 9/16/15	15	16
Commonwealth Bank of Australia:
1.95% 3/16/15	4,200	4,276
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Commonwealth Bank of Australia: - continued
2.9% 9/17/14 (e)	$ 19,580	$ 20,490
Credit Suisse New York Branch:
2.2% 1/14/14	3,216	3,260
6% 2/15/18	9,301	10,330
Danske Bank A/S 3.875% 4/14/16 (e)	6,370	6,515
Fifth Third Bancorp:
3.5% 3/15/22	4,300	4,471
3.625% 1/25/16	2,439	2,624
4.5% 6/1/18	440	477
8.25% 3/1/38	568	794
Fifth Third Bank 4.75% 2/1/15	2,708	2,887
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	55	55
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	4,960
HBOS PLC 6.75% 5/21/18 (e)	3,004	2,964
HSBC Holdings PLC:
4% 3/30/22	3,778	4,053
5.1% 4/5/21	4,270	4,915
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,437
ING Bank NV 2.65% 1/14/13 (e)	8,720	8,763
JPMorgan Chase Bank 6% 10/1/17	12,071	14,213
KeyBank NA 5.8% 7/1/14	9,272	9,936
KeyCorp. 5.1% 3/24/21	4,303	4,961
Marshall & Ilsley Bank:
5% 1/17/17	5,254	5,890
5.25% 9/4/12	47	47
National Australia Bank Ltd. 2% 3/9/15	4,220	4,300
PNC Funding Corp. 3.625% 2/8/15	2,676	2,849
Rabobank (Netherlands) NV:
1.85% 1/10/14	10,718	10,847
2.125% 10/13/15	1,736	1,778
Regions Bank:
6.45% 6/26/37	514	515
7.5% 5/15/18	2,648	3,085
Regions Financial Corp.:
5.75% 6/15/15	31	33
7.75% 11/10/14	168	186
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	6,150	6,221
SunTrust Banks, Inc.:
3.5% 1/20/17	4,250	4,452
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.: - continued
3.6% 4/15/16	$ 3,630	$ 3,836
Svenska Handelsbanken AB 2.875% 9/14/12 (e)	14,641	14,649
The Toronto Dominion Bank 2.375% 10/19/16	8,600	9,068
Union Bank NA 2.125% 6/16/17	4,300	4,377
UnionBanCal Corp. 5.25% 12/16/13	857	897
Wachovia Corp. 5.625% 10/15/16	4,400	5,067
Wells Fargo & Co.:
1.25% 2/13/15	14,626	14,775
3.5% 3/8/22	4,300	4,586
3.676% 6/15/16	4,260	4,635
Westpac Banking Corp.:
1.85% 12/9/13	4,120	4,172
2% 8/14/17	7,300	7,378
		260,067
Consumer Finance - 2.3%
American Express Credit Corp.:
2.75% 9/15/15	10,038	10,596
2.8% 9/19/16	3,852	4,101
Capital One Financial Corp.:
2.125% 7/15/14	9,294	9,455
2.15% 3/23/15	4,130	4,230
3.15% 7/15/16	4,360	4,628
7.375% 5/23/14	582	643
Discover Financial Services:
5.2% 4/27/22	710	755
6.45% 6/12/17	2,977	3,373
Ford Motor Credit Co. LLC:
2.75% 5/15/15	6,250	6,331
3% 6/12/17	6,250	6,274
General Electric Capital Corp.:
2.1% 1/7/14	976	995
2.15% 1/9/15	5,145	5,302
2.25% 11/9/15	6,196	6,409
2.9% 1/9/17	4,220	4,472
2.95% 5/9/16	1,773	1,873
3.35% 10/17/16	4,270	4,592
3.5% 6/29/15	10,833	11,545
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
6.375% 11/15/67 (i)	$ 5,670	$ 5,975
HSBC USA, Inc. 2.375% 2/13/15	3,402	3,486
		95,035
Diversified Financial Services - 3.2%
ABB Finance (USA), Inc. 1.625% 5/8/17	1,596	1,622
Bank of America Corp.:
3.875% 3/22/17	326	344
4.5% 4/1/15	10,130	10,776
5.75% 12/1/17	6,840	7,649
5.875% 1/5/21	5,905	6,641
BP Capital Markets PLC:
2.248% 11/1/16	4,280	4,475
3.125% 10/1/15	503	538
3.2% 3/11/16	4,270	4,581
3.245% 5/6/22	4,160	4,435
Capital One Capital V 10.25% 8/15/39	1,170	1,205
Citigroup, Inc.:
3.953% 6/15/16	1,000	1,055
4.5% 1/14/22	7,700	8,144
4.75% 5/19/15	13,271	14,247
5.125% 5/5/14	1,651	1,745
6.125% 5/15/18	321	372
6.5% 8/19/13	13,931	14,651
Deutsche Bank AG London Branch 2.375% 1/11/13	8,750	8,799
JPMorgan Chase & Co.:
3.15% 7/5/16	4,300	4,553
3.4% 6/24/15	17,366	18,374
4.5% 1/24/22	4,210	4,678
5.4% 1/6/42	1,813	2,169
TECO Finance, Inc.:
4% 3/15/16	1,147	1,244
5.15% 3/15/20	1,709	1,992
USAA Capital Corp. 3.5% 7/17/14 (e)	5,832	6,136
		130,425
Insurance - 2.5%
American International Group, Inc.:
3% 3/20/15	2,070	2,129
4.25% 9/15/14	6,250	6,571
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
4.875% 6/1/22	$ 4,038	$ 4,404
Aon Corp.:
3.5% 9/30/15	6,239	6,578
5% 9/30/20	4,000	4,587
Assurant, Inc. 5.625% 2/15/14	2,474	2,585
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	664
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	5,000	5,123
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(i)	1,929	1,968
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,032
5.375% 3/15/17	149	163
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	4,280	4,495
6.5% 3/15/35 (e)	769	825
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,565	2,881
MetLife, Inc.:
2.375% 2/6/14	6,330	6,477
4.125% 8/13/42	4,400	4,475
5% 6/15/15	1,285	1,427
Metropolitan Life Global Funding I 2.5% 9/29/15 (e)	3,000	3,118
Monumental Global Funding III 5.5% 4/22/13 (e)	2,851	2,920
New York Life Global Funding 2.25% 12/14/12 (e)	4,310	4,333
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	401	516
Pacific Life Global Funding 5.15% 4/15/13 (e)	7,724	7,938
Pacific LifeCorp 6% 2/10/20 (e)	428	477
Prudential Financial, Inc.:
3.625% 9/17/12	4,198	4,202
4.5% 11/15/20	4,820	5,263
5.15% 1/15/13	614	624
5.4% 6/13/35	499	529
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(i)	246	234
Symetra Financial Corp. 6.125% 4/1/16 (e)	6,640	7,224
Unum Group:
5.625% 9/15/20	2,518	2,781
7.125% 9/30/16	4,802	5,592
		103,135
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 1,262	$ 1,330
AvalonBay Communities, Inc. 4.95% 3/15/13	405	413
Boston Properties, Inc. 3.85% 2/1/23	2,814	2,946
BRE Properties, Inc. 5.5% 3/15/17	508	577
Camden Property Trust:
5.375% 12/15/13	2,244	2,355
5.875% 11/30/12	741	750
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,990	2,133
7.5% 4/1/17	2,748	3,217
Duke Realty LP:
4.625% 5/15/13	885	903
5.4% 8/15/14	2,777	2,963
6.25% 5/15/13	6,766	6,971
6.75% 3/15/20	291	351
8.25% 8/15/19	57	72
Equity One, Inc.:
6% 9/15/17	958	1,066
6.25% 12/15/14	520	564
6.25% 1/15/17	545	608
Equity Residential 5.125% 3/15/16	3,150	3,531
Federal Realty Investment Trust:
5.4% 12/1/13	557	585
5.9% 4/1/20	42	50
6.2% 1/15/17	685	797
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,603
6.25% 6/15/17	1,361	1,494
6.65% 1/15/18	792	879
UDR, Inc. 5.5% 4/1/14	4,753	5,014
Washington (REIT) 5.25% 1/15/14	248	259
		41,431
Real Estate Management & Development - 1.9%
AMB Property LP 5.9% 8/15/13	2,849	2,950
BioMed Realty LP:
3.85% 4/15/16	8,587	8,974
6.125% 4/15/20	1,521	1,774
Brandywine Operating Partnership LP 5.7% 5/1/17	2,338	2,554
ERP Operating LP:
4.625% 12/15/21	4,280	4,909
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
4.75% 7/15/20	$ 2,996	$ 3,394
5.375% 8/1/16	1,323	1,507
5.5% 10/1/12	2,159	2,166
5.75% 6/15/17	5,803	6,838
Liberty Property LP:
4.125% 6/15/22	1,971	2,045
4.75% 10/1/20	7,111	7,749
5.125% 3/2/15	1,250	1,343
5.5% 12/15/16	1,941	2,177
6.625% 10/1/17	2,744	3,225
Mack-Cali Realty LP:
4.5% 4/18/22	1,234	1,308
7.75% 8/15/19	539	662
Post Apartment Homes LP 6.3% 6/1/13	4,169	4,288
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	1,411	1,439
5.5% 1/15/14 (e)	999	1,023
5.7% 4/15/17 (e)	2,195	2,296
Regency Centers LP:
4.95% 4/15/14	675	708
5.25% 8/1/15	2,356	2,564
5.875% 6/15/17	1,166	1,340
Simon Property Group LP:
2.8% 1/30/17	972	1,019
4.2% 2/1/15	1,570	1,675
5.3% 5/30/13	50	51
Tanger Properties LP:
6.125% 6/1/20	4,208	4,994
6.15% 11/15/15	801	894
		75,866
TOTAL FINANCIALS		802,088
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,881
Celgene Corp. 2.45% 10/15/15	472	489
		4,370
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.9%
Coventry Health Care, Inc.:
5.95% 3/15/17	$ 1,930	$ 2,257
6.3% 8/15/14	3,995	4,330
Express Scripts, Inc.:
3.125% 5/15/16	3,905	4,152
6.25% 6/15/14	1,824	1,993
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,582
UnitedHealth Group, Inc. 3.875% 10/15/20	5,296	5,818
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,276
4.35% 8/15/20	5,502	6,022
		37,430
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	2,152	2,604
Teva Pharmaceutical Finance II BV 3% 6/15/15	6,900	7,341
Watson Pharmaceuticals, Inc. 5% 8/15/14	554	590
		10,535
TOTAL HEALTH CARE		52,335
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (e)	440	464
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	2,900	3,060
6.795% 2/2/20	138	138
6.9% 7/2/19	880	952
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,678	1,754
8.36% 1/20/19	1,388	1,506
		7,410
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
3.2% 6/15/22	4,391	4,655
6% 10/15/17	3,234	3,934
		8,589
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	8,200	8,456
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	$ 4,262	$ 4,526
TOTAL INDUSTRIALS		29,445
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	4,280	4,379
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
1.6% 2/3/15	2,168	2,198
5.95% 1/15/14	3,938	4,200
6% 10/1/12	5,018	5,038
6.55% 10/1/17	2,606	3,151
		14,587
Office Electronics - 0.4%
Xerox Corp. 4.25% 2/15/15	14,142	15,056
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	6,900	7,889
TOTAL INFORMATION TECHNOLOGY		41,911
MATERIALS - 1.1%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	4,063	4,452
4.25% 11/15/20	2,209	2,433
7.6% 5/15/14	669	742
		7,627
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,372	2,632
Metals & Mining - 0.8%
Anglo American Capital PLC:
2.15% 9/27/13 (e)	7,200	7,248
9.375% 4/8/14 (e)	3,434	3,851
9.375% 4/8/19 (e)	3,822	5,092
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	4,300	4,640
6.375% 11/30/12 (e)	2,211	2,236
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance USA PLC 1.625% 8/21/17	$ 6,630	$ 6,634
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,445
		33,146
TOTAL MATERIALS		43,405
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	2,975
AT&T, Inc. 2.5% 8/15/15	3,515	3,700
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,203
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (e)	6,407	6,705
5.25% 7/22/13	2,703	2,809
France Telecom SA 2.125% 9/16/15	1,491	1,525
Qwest Corp. 3.7179% 6/15/13 (i)	7,560	7,609
SBC Communications, Inc. 5.1% 9/15/14	6,685	7,283
Telefonica Emisiones SAU 3.729% 4/27/15	8,664	8,426
Verizon Communications, Inc.:
2% 11/1/16	8,797	9,204
3% 4/1/16	4,379	4,720
5.25% 4/15/13	1,400	1,441
		60,600
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV:
2.375% 9/8/16	4,330	4,497
3.125% 7/16/22	2,818	2,891
3.625% 3/30/15	5,062	5,405
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,638
4.75% 10/1/14	9,282	9,978
5.875% 10/1/19	287	338
Vodafone Group PLC:
4.15% 6/10/14	2,355	2,498
5% 12/16/13	2,972	3,141
		33,386
TOTAL TELECOMMUNICATION SERVICES		93,986
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 3.4%
Electric Utilities - 2.0%
Ameren Illinois Co. 6.125% 11/15/17	$ 455	$ 536
AmerenUE 6.4% 6/15/17	3,867	4,641
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,324	5,614
Commonwealth Edison Co. 4% 8/1/20	4,400	4,988
Duke Capital LLC 5.668% 8/15/14	2,661	2,868
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (e)	369	426
Edison International 3.75% 9/15/17	2,938	3,142
EDP Finance BV 5.375% 11/2/12 (e)	6,361	6,390
Enel Finance International SA 5.7% 1/15/13 (e)	575	581
Exelon Corp. 4.9% 6/15/15	3,038	3,327
FirstEnergy Corp. 7.375% 11/15/31	463	611
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,018	1,087
6.05% 8/15/21	4,294	4,778
LG&E and KU Energy LLC:
2.125% 11/15/15	3,294	3,328
3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	8,467
6.5% 8/1/18	2,033	2,549
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	6,967	7,019
Pacific Gas & Electric Co. 3.25% 9/15/21	662	713
Pennsylvania Electric Co. 6.05% 9/1/17	844	969
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,208
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,512
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,603
Sierra Pacific Power Co. 5.45% 9/1/13	2,018	2,104
Tampa Electric Co.:
4.1% 6/15/42	721	772
5.4% 5/15/21	1,635	2,032
Wisconsin Electric Power Co. 2.95% 9/15/21	768	815
		81,100
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,422
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 5.35% 1/15/14	1,687	1,784
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC 6.3% 7/15/13	$ 8,190	$ 8,584
PSEG Power LLC 2.75% 9/15/16	1,039	1,084
		11,452
Multi-Utilities - 1.1%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,448
Dominion Resources, Inc.:
2.7606% 9/30/66 (i)	4,542	4,135
7.5% 6/30/66 (i)	4,221	4,564
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,675	3,689
National Grid PLC 6.3% 8/1/16	1,843	2,129
NiSource Finance Corp.:
3.85% 2/15/23	4,300	4,460
5.25% 9/15/17	2,656	3,062
5.4% 7/15/14	1,743	1,873
5.45% 9/15/20	313	358
6.4% 3/15/18	1,717	2,055
Sempra Energy 2.3% 4/1/17	9,715	10,161
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,383	3,582
		45,516
TOTAL UTILITIES		139,490
TOTAL NONCONVERTIBLE BONDS (Cost $1,512,500)		1,640,993
U.S. Government and Government Agency Obligations - 34.3%

U.S. Government Agency Obligations - 4.1%
Fannie Mae:
0.5% 5/27/15	2,322	2,330
0.5% 7/2/15 (d)	21,189	21,260
0.5% 9/28/15	27,334	27,413
0.75% 12/19/14	1,257	1,269
1.625% 10/26/15	27,574	28,690
Freddie Mac:
0.75% 11/25/14	1,886	1,904
1% 8/27/14	19,237	19,519
1% 9/29/17	50,964	51,484
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1.75% 9/10/15	$ 14,664	$ 15,264
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	9	9
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		169,142
U.S. Treasury Obligations - 30.0%
U.S. Treasury Notes:
0.125% 7/31/14	6,926	6,912
0.75% 6/30/17	64,000	64,540
0.875% 11/30/16	53,278	54,181
0.875% 4/30/17	115,190	116,936
0.875% 7/31/19	433,261	430,061
1% 9/30/16	33,025	33,765
1.75% 5/15/22	56,693	57,880
1.875% 9/30/17	101,890	108,242
2% 2/15/22	162,150	169,700
3% 9/30/16	113,994	125,750
3.125% 10/31/16	15,084	16,740
3.125% 1/31/17 (f)	44,686	49,779
TOTAL U.S. TREASURY OBLIGATIONS		1,234,486
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	6,030	6,158
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,378,268)		1,409,786
U.S. Government Agency - Mortgage Securities - 6.7%

Fannie Mae - 5.0%
2.192% 10/1/35 (i)	248	262
2.225% 10/1/33 (i)	204	215
2.234% 3/1/35 (i)	144	153
2.26% 2/1/33 (i)	191	201
2.262% 12/1/34 (i)	175	184
2.304% 10/1/33 (i)	88	93
2.315% 7/1/35 (i)	85	90
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.332% 3/1/35 (i)	$ 103	$ 110
2.363% 12/1/33 (i)	5,487	5,848
2.375% 7/1/35 (i)	614	655
2.422% 10/1/33 (i)	241	259
2.425% 3/1/35 (i)	26	27
2.458% 7/1/34 (i)	101	107
2.558% 6/1/36 (i)	158	170
2.589% 5/1/35 (i)	408	439
2.641% 4/1/35 (i)	3,406	3,641
2.692% 11/1/36 (i)	1,144	1,229
2.703% 7/1/35 (i)	351	377
2.777% 7/1/37 (i)	330	355
2.918% 9/1/36 (i)	1,761	1,893
3% 7/1/21 to 11/1/21	58,113	61,398
3.183% 1/1/40 (i)	2,834	2,967
3.474% 3/1/40 (i)	2,206	2,317
3.5% 1/1/26	69,214	73,589
3.526% 12/1/39 (i)	791	832
3.604% 3/1/40 (i)	2,991	3,147
4% 7/1/18	2,288	2,447
4.5% 8/1/18 to 7/1/20	4,962	5,351
5.5% 9/1/17 to 6/1/36	30,628	33,623
6.5% 4/1/13 to 3/1/26	538	570
7% 7/1/25 to 2/1/32	24	28
7.5% 8/1/13 to 8/1/29	307	356
TOTAL FANNIE MAE		202,933
Freddie Mac - 1.6%
2.188% 3/1/36 (i)	291	308
2.373% 1/1/35 (i)	105	112
2.405% 4/1/35 (i)	1,665	1,775
3% 8/1/21	8,449	8,936
3.028% 11/1/35 (i)	567	606
3.135% 3/1/33 (i)	25	27
3.454% 10/1/35 (i)	224	241
3.573% 4/1/40 (i)	1,575	1,650
3.574% 4/1/40 (i)	1,956	2,056
3.623% 2/1/40 (i)	3,782	3,974
4.5% 8/1/18	6,204	6,660
5% 3/1/19	7,925	8,558
5.5% 3/1/34 to 7/1/35	29,208	32,196
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.5% 9/1/12	$ 0*	$ 0*
7.5% 10/1/12 to 1/1/33	116	135
TOTAL FREDDIE MAC		67,234
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	3,578	4,156
7.5% 3/15/28	5	5
8% 7/15/17 to 5/15/22	684	738
TOTAL GINNIE MAE		4,899
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $266,196)		275,066
Asset-Backed Securities - 8.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (i)	446	343
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (i)	313	256
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (i)	37	35
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (i)	343	3
Series 2007-D1 Class D, 1.5863% 1/22/13 (e)(i)	4,593	69
Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (e)	1,745	1,756
Series 2009-B Class A3, 1.98% 10/15/13 (e)	683	683
Series 2010-1 Class A4, 2.3% 12/15/14	7,600	7,716
Series 2010-4 Class A4, 1.35% 12/15/15	3,930	3,982
Series 2010-5 Class A4, 1.75% 3/15/16	1,635	1,669
Series 2011-1 Class A4, 2.23% 3/15/16	7,350	7,553
Series 2011-2 Class A3, 1.18% 4/15/15	4,230	4,249
Series 2011-3 Class A3, 0.97% 8/17/15	5,460	5,485
Series 2012-1 Class A2, 0.71% 9/15/14	5,698	5,709
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)	2,160	2,182
Series 2011-1 Class A2, 2.15% 1/15/16	15,400	15,679
Series 2011-3 Class A2, 1.81% 5/15/16	8,240	8,372
Series 2011-5 Class A1, 0.8895% 6/15/15 (i)	8,570	8,591
Series 2012-1 Class A2, 1.44% 2/15/17	8,450	8,533
Series 2012-2 Class A, 0.7395% 3/15/16 (i)	4,000	4,003
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Master Owner Trust: - continued
Series 2012-3 Class A2, 1.21% 6/15/17	$ 8,200	$ 8,215
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	5,980	6,002
Series 2011-1 Class A3, 1.39% 9/8/15	3,080	3,097
Series 2011-2 Class A3, 1.61% 10/8/15	6,330	6,384
Series 2011-3 Class A3, 1.17% 1/8/16	2,300	2,315
Series 2011-4 Class A/S, 0.92% 3/9/15	4,343	4,351
Series 2011-5 Class A2, 1.19% 8/8/15	1,592	1,598
Series 2012-2 Class A3, 1.05% 10/11/16	2,560	2,576
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (i)	35	26
Series 2004-R2 Class M3, 0.7855% 4/25/34 (i)	49	19
Series 2005-R2 Class M1, 0.6855% 4/25/35 (i)	930	833
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (i)	22	17
Series 2004-W11 Class M2, 0.9355% 11/25/34 (i)	253	178
Series 2004-W7 Class M1, 0.7855% 5/25/34 (i)	968	687
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (i)	586	177
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0605% 4/25/34 (i)	1,057	870
Series 2006-HE2 Class M1, 0.6055% 3/25/36 (i)	48	0*
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (e)	1,000	1,008
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (c)(e)(i)	4,149	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (e)	1,581	1,593
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3605% 2/25/35 (i)	1,896	1,174
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	2,600	2,674
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (e)(i)	90	81
Class B, 0.987% 7/20/39 (e)(i)	189	84
Class C, 1.337% 7/20/39 (e)(i)	243	4
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (i)	812	323
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	4,832	4,860
Series 2011-A2 Class A2, 0.3295% 5/15/15 (i)	16,210	16,215
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	$ 5,489	$ 5,646
Series 2009-A5 Class A5, 2.25% 12/23/14	13,500	13,579
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (e)	710	711
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (i)	95	94
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	149	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2055% 4/25/34 (i)	72	33
Series 2004-4 Class M2, 1.0305% 6/25/34 (i)	265	152
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	9,340	9,416
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (e)	5,240	5,257
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (i)	18	11
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (i)	208	128
Ford Credit Auto Lease Trust:
Series 2010-B Class A3, 0.91% 7/15/13 (e)	164	165
Series 2011-A Class A3, 1.03% 7/15/14	7,640	7,671
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	2,934	2,997
Series 2009-D Class A4, 2.98% 8/15/14	4,950	5,005
Series 2010-B Class A4, 1.58% 9/15/15	9,480	9,617
Series 2011-B Class A4, 1.35% 12/15/16	3,640	3,701
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	4,390	4,436
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,917
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9705% 1/25/35 (i)	427	133
Class M4, 1.2555% 1/25/35 (i)	164	22
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (e)(i)	1,457	599
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	573	553
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (e)(i)	89	83
Series 2006-2A:
Class A, 0.4195% 11/15/34 (e)(i)	1,194	1,027
Class B, 0.5195% 11/15/34 (e)(i)	432	299
Class C, 0.6195% 11/15/34 (e)(i)	717	408
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class D, 0.9895% 11/15/34 (e)(i)	$ 273	$ 85
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	7,770	7,846
Series 2012-5 Class A, 0.97% 6/15/18	10,230	10,290
GSAMP Trust Series 2004-AR1 Class B4, 4.4613% 6/25/34 (e)(i)	240	82
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (e)(i)	632	608
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (i)	277	216
Series 2003-3 Class M1, 1.5255% 8/25/33 (i)	306	256
Series 2003-5 Class A2, 0.9355% 12/25/33 (i)	15	12
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	1,770	1,786
Series 2010-2 Class A4, 1.93% 8/18/16	12,444	12,610
Series 2011-1 Class A4, 1.8% 4/17/17	2,270	2,316
Series 2011-2 Class A4, 1.55% 8/18/17	5,790	5,917
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (i)	766	256
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (e)	4,680	4,697
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	1,810	1,857
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5355% 7/25/36 (i)	151	2
Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (i)	764	701
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (i)	234	210
Series 2006-A Class 2C, 1.6106% 3/27/42 (i)	2,280	108
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	8	8
Class C, 5.691% 10/20/28 (e)	4	4
Class D, 6.01% 10/20/28 (e)	44	44
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (i)	353	3
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (e)	6,770	6,782
Series 2011-B Class A3, 1.07% 8/15/14 (e)	4,600	4,624
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	5,160	5,178
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (i)	120	76
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (i)	$ 347	$ 230
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (i)	739	667
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (i)	1,708	1,375
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (i)	26	20
Series 2004-HE7 Class B3, 5.4855% 8/25/34 (i)	186	25
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (i)	180	108
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (i)	188	22
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (k)	3,874	51
Series 2006-4 Class D, 1.3355% 5/25/32 (i)	1,745	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (i)	642	415
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	1,980	1,994
Series 2011-A Class A3, 1.04% 8/15/14	6,490	6,534
Series 2011-B Class A3, 0.92% 2/16/15	3,190	3,209
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	3,580	3,605
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (c)(e)(i)	405	0
Series 2006-1A Class A, 1.637% 3/20/11 (c)(e)(i)	530	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (i)	240	104
Class M4, 1.6855% 9/25/34 (i)	308	70
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (i)	665	380
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (i)	2	2
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	3,090	3,104
Series 2012-1 Class A2, 1.25% 4/15/15	3,418	3,433
Series 2012-3 Class A3, 1.08% 4/15/16	2,830	2,848
Series 2012-4 Class A3, 1.04% 8/15/16	3,280	3,277
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (i)	571	414
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (e)(i)	208	203
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (i)	572	346
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)	484	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (i)	$ 46	$ 15
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	351	359
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (i)	168	151
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (e)(i)	1,795	22
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	4,561	4,570
Class A4, 1.18% 10/20/15	840	845
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	400	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)	3	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (e)(i)	806	532
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	3,590	3,619
TOTAL ASSET-BACKED SECURITIES (Cost $337,868)		342,012
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 0.9%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6335% 11/19/47 (e)(i)	3,560	3,572
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,348	566
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (e)(i)	7	7
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4845% 8/28/47 (e)(i)	2,684	2,639
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (e)	1,535	1,509
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.337% 12/20/54 (i)	151	114
Series 2006-1A:
Class A5, 0.377% 12/20/54 (e)(i)	4,108	4,005
Class C2, 1.437% 12/20/54 (e)(i)	3,085	2,329
Series 2006-2 Class C1, 1.177% 12/20/54 (i)	2,445	1,846
Series 2006-3 Class C2, 0.737% 12/20/54 (i)	506	382
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.417% 12/20/54 (i)	$ 2,386	$ 2,177
Class C1, 0.997% 12/20/54 (i)	1,459	1,102
Class M1, 0.577% 12/20/54 (i)	629	547
Series 2007-1:
Class 1C1, 0.837% 12/20/54 (i)	1,115	842
Class 1M1, 0.537% 12/20/54 (i)	754	656
Class 2C1, 1.197% 12/20/54 (i)	506	382
Class 2M1, 0.737% 12/20/54 (i)	969	843
Series 2007-2 Class 2C1, 1.098% 12/17/54 (i)	1,341	1,012
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (i)	1,997	1,961
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.9051% 1/20/44 (i)	194	153
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (i)	5,020	4,918
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)	1,407	1,488
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (i)	348	223
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (i)	688	540
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (e)(i)	657	524
Class B6, 3.0903% 7/10/35 (e)(i)	181	143
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (e)(i)	120	115
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	170	57
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	2,398	2,403
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (i)	15	14
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (i)	1,442	1,240
TOTAL PRIVATE SPONSOR		38,309
U.S. Government Agency - 0.9%
Fannie Mae:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	169	181
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	$ 549	$ 583
Series 2004-86 Class KC, 4.5% 5/25/19	344	354
Series 2010-123 Class DL, 3.5% 11/25/25	2,535	2,636
Series 2010-143 Class B, 3.5% 12/25/25	3,953	4,137
Freddie Mac:
floater Series 3346 Class FA, 0.4695% 2/15/19 (i)	3,560	3,566
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	575	612
Series 2363 Class PF, 6% 9/15/16	754	798
Series 2425 Class JH, 6% 3/15/17	664	710
Series 3777 Class AC, 3.5% 12/15/25	7,897	8,275
Ginnie Mae floater sequential payer Series 2011-150 Class D, 3% 4/20/37	3,181	3,267
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2010-53 Class FC, 1.057% 4/20/40 (i)	3,518	3,567
Series 2012-97 Class JF, 0.483% 8/16/42 (i)	5,930	5,919
TOTAL U.S. GOVERNMENT AGENCY		34,605
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,474)		72,914
Commercial Mortgage Securities - 5.2%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (e)	5,890	6,145
Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (i)	140	141
Class PS1, 1.2297% 2/14/43 (i)(k)	686	20
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (i)	995	1,053
Series 2006-5 Class A3, 5.39% 9/10/47	1,683	1,786
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,639
Series 2007-4 Class A3, 5.7921% 2/10/51 (i)	1,186	1,234
Series 2006-6 Class E, 5.619% 10/10/45 (e)	697	70
Series 2007-3 Class A3, 5.6612% 6/10/49 (i)	2,016	2,055
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2 Class A4, 4.153% 11/10/38	1,292	1,328
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-3 Class H, 6.562% 4/11/37 (e)	$ 675	$ 675
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (e)(i)	518	513
Class D, 0.5995% 3/15/22 (e)(i)	525	517
Class E, 0.6395% 3/15/22 (e)(i)	434	425
Class F, 0.7095% 3/15/22 (e)(i)	277	269
Class G, 0.7695% 3/15/22 (e)(i)	179	170
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (e)(i)	105	102
Class E, 0.4795% 10/15/19 (e)(i)	878	830
Class F, 0.5495% 10/15/19 (e)(i)	1,724	1,621
Class G, 0.5695% 10/15/19 (e)(i)	609	566
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (e)(i)	42	31
Series 2004-1:
Class A, 0.5955% 4/25/34 (e)(i)	540	476
Class B, 2.1355% 4/25/34 (e)(i)	61	36
Class M1, 0.7955% 4/25/34 (e)(i)	49	35
Class M2, 1.4355% 4/25/34 (e)(i)	45	32
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (e)(i)	796	574
Class M1, 0.6655% 8/25/35 (e)(i)	34	20
Class M2, 0.7155% 8/25/35 (e)(i)	56	30
Class M3, 0.7355% 8/25/35 (e)(i)	31	15
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (e)(i)	284	223
Class M1, 0.6755% 11/25/35 (e)(i)	46	26
Class M2, 0.7255% 11/25/35 (e)(i)	58	31
Class M3, 0.7455% 11/25/35 (e)(i)	52	27
Class M4, 0.8355% 11/25/35 (e)(i)	65	31
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (e)(i)	571	405
Class B1, 1.6355% 1/25/36 (e)(i)	78	12
Class M1, 0.6855% 1/25/36 (e)(i)	184	114
Class M2, 0.7055% 1/25/36 (e)(i)	88	51
Class M3, 0.7355% 1/25/36 (e)(i)	81	43
Class M4, 0.8455% 1/25/36 (e)(i)	71	35
Class M5, 0.8855% 1/25/36 (e)(i)	71	24
Class M6, 0.9355% 1/25/36 (e)(i)	75	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 0.5955% 4/25/36 (e)(i)	$ 88	$ 65
Class M1, 0.6155% 4/25/36 (e)(i)	50	30
Class M2, 0.6355% 4/25/36 (e)(i)	53	29
Class M3, 0.6555% 4/25/36 (e)(i)	46	23
Class M4, 0.7555% 4/25/36 (e)(i)	26	12
Class M5, 0.7955% 4/25/36 (e)(i)	25	9
Class M6, 0.8755% 4/25/36 (e)(i)	50	17
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (e)(i)	1,870	1,318
Class A2, 0.5155% 7/25/36 (e)(i)	78	55
Class B1, 1.1055% 7/25/36 (e)(i)	46	7
Class B3, 2.9355% 7/25/36 (e)(i)	43	1
Class M1, 0.5455% 7/25/36 (e)(i)	82	27
Class M2, 0.5655% 7/25/36 (e)(i)	92	27
Class M3, 0.5855% 7/25/36 (e)(i)	76	17
Class M4, 0.6555% 7/25/36 (e)(i)	51	11
Class M5, 0.7055% 7/25/36 (e)(i)	63	12
Class M6, 0.7755% 7/25/36 (e)(i)	94	15
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (e)(i)	3	0*
Class M4, 0.6655% 10/25/36 (e)(i)	102	15
Class M5, 0.7155% 10/25/36 (e)(i)	123	8
Class M6, 0.7955% 10/25/36 (e)(i)	152	4
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (e)(i)	374	254
Class A2, 0.5055% 12/25/36 (e)(i)	1,981	922
Class B1, 0.9355% 12/25/36 (e)(i)	51	1
Class M1, 0.5255% 12/25/36 (e)(i)	175	36
Class M2, 0.5455% 12/25/36 (e)(i)	116	18
Class M3, 0.5755% 12/25/36 (e)(i)	118	16
Class M4, 0.6355% 12/25/36 (e)(i)	141	16
Class M5, 0.6755% 12/25/36 (e)(i)	129	11
Class M6, 0.7555% 12/25/36 (e)(i)	116	6
Series 2007-1 Class A2, 0.5055% 3/25/37 (e)(i)	433	233
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (e)(i)	406	229
Class A2, 0.5555% 7/25/37 (e)(i)	381	126
Class B1, 1.8355% 7/25/37 (e)(i)	74	1
Class M1, 0.6055% 7/25/37 (e)(i)	177	46
Class M2, 0.6455% 7/25/37 (e)(i)	96	12
Class M3, 0.7255% 7/25/37 (e)(i)	97	9
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M4, 0.8855% 7/25/37 (e)(i)	$ 194	$ 15
Class M5, 0.9855% 7/25/37 (e)(i)	172	12
Class M6, 1.2355% 7/25/37 (e)(i)	217	11
Series 2007-3:
Class A2, 0.5255% 7/25/37 (e)(i)	339	172
Class B1, 1.1855% 7/25/37 (e)(i)	129	9
Class B2, 1.8355% 7/25/37 (e)(i)	229	12
Class M1, 0.5455% 7/25/37 (e)(i)	115	27
Class M2, 0.5755% 7/25/37 (e)(i)	123	22
Class M3, 0.6055% 7/25/37 (e)(i)	194	27
Class M4, 0.7355% 7/25/37 (e)(i)	230	27
Class M5, 0.8355% 7/25/37 (e)(i)	159	16
Class M6, 1.0355% 7/25/37 (e)(i)	120	10
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (e)(i)	204	13
Class M2, 1.2855% 9/25/37 (e)(i)	204	11
Class M4, 1.8355% 9/25/37 (e)(i)	397	16
Class M5, 1.9855% 9/25/37 (e)(i)	397	12
Class M6, 2.1855% 9/25/37 (e)(i)	260	6
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(k)	2,071	84
Series 2007-5A, Class IO, 4.1484% 10/25/37 (e)(i)(k)	5,297	459
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (e)(i)	181	174
Class J, 1.0895% 3/15/19 (e)(i)	183	168
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (e)(i)	349	315
Class E, 0.5395% 3/15/22 (e)(i)	1,818	1,605
Class F, 0.5895% 3/15/22 (e)(i)	1,115	962
Class G, 0.6395% 3/15/22 (e)(i)	376	317
Class H, 0.7895% 3/15/22 (e)(i)	349	288
Class J, 0.9395% 3/15/22 (e)(i)	349	279
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	276	279
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (e)(i)(k)	12,709	104
Series 2006-T24 Class X2, 0.4455% 10/12/41 (e)(i)(k)	2,533	12
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (e)(i)(k)	84,954	793
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28 Class X2, 0.1576% 9/11/42 (e)(i)(k)	$ 45,707	$ 243
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (e)(i)	317	274
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	1,418	1,462
Class XCL, 1.331% 5/15/35 (e)(i)(k)	4,837	94
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (e)(i)	59	58
Class H, 0.6093% 8/15/21 (e)(i)	218	208
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (i)	771	790
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	1,175	1,243
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (i)	1,207	1,297
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	526
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (e)(i)	56	51
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (e)(i)	742	704
Class D, 0.5795% 11/15/17 (e)(i)	39	36
Class E, 0.6295% 11/15/17 (e)(i)	137	126
Class F, 0.6895% 11/15/17 (e)(i)	67	61
Class G, 0.7395% 11/15/17 (e)(i)	47	41
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (e)(i)	1,720	1,570
sequential payer:
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,439	3,509
Class A4, 5.306% 12/10/46	5,130	5,877
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)	1,559	1,563
Class AJFX, 5.478% 2/5/19 (e)	2,590	2,594
Series 2006-C8 Class XP, 0.4663% 12/10/46 (i)(k)	11,982	74
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	11,280	11,857
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (i)	$ 2,414	$ 2,694
Series 2007-C3:
Class A2, 5.6792% 6/15/39 (i)	458	458
Class A4, 5.6792% 6/15/39 (i)	726	801
Series 2006-C4 Class AAB, 5.439% 9/15/39	1,763	1,785
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (i)(k)	8,291	68
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (e)(i)	4,306	3,412
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	551	575
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (i)(k)	316	0*
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (e)(i)(k)	1,090	1
Series 2003-C4 Class A4, 5.137% 8/15/36	3,690	3,786
Series 2006-C1 Class A3, 5.4157% 2/15/39 (i)	2,156	2,207
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (e)(i)	457	428
Class C:
0.4095% 2/15/22 (e)(i)	840	778
0.5095% 2/15/22 (e)(i)	300	272
Class F, 0.5595% 2/15/22 (e)(i)	600	538
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (i)(k)	17,509	98
Class B, 5.487% 2/15/40 (e)(i)	1,845	235
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (e)	113	113
Freddie Mac pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	8,980	9,319
Freddie Mac Multi-Class pass-thru certificates Series K707 Class A1, 1.615% 9/25/18	5,598	5,740
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	7,133
Series 2001-1 Class X1, 1.4912% 5/15/33 (e)(i)(k)	792	10
Series 2007-C1 Class XP, 0.1588% 12/10/49 (i)(k)	16,725	54
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.4573% 5/10/40 (i)	2,050	2,123
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (e)(i)	$ 454	$ 431
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,109	2,173
Series 2007-GG9 Class A4, 5.444% 3/10/39	7,125	8,065
Series 2006-GG7 Class A3, 5.8738% 7/10/38 (i)	252	252
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (e)(i)(k)	22,967	118
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (e)(i)	274	272
Class F, 0.6858% 6/6/20 (e)(i)	376	370
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (e)(i)	5,321	5,310
Class C, 2.0056% 3/6/20 (e)(i)	1,355	1,342
Class D, 2.2018% 3/6/20 (e)(i)	2,650	2,625
Class F, 2.6334% 3/6/20 (e)(i)	112	111
Class G, 2.7903% 3/6/20 (e)(i)	56	56
Class H, 3.3004% 3/6/20 (e)(i)	44	44
Class J, 4.0852% 3/6/20 (e)(i)	63	63
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	628	630
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	622	631
Series 2007-GG10 Class A2, 5.778% 8/10/45	270	274
Series 2011-GC5 Class A1, 1.468% 8/10/44 (i)	3,200	3,233
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,375	1,388
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (e)(i)	1,129	1,129
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	2,874	2,900
Series 2003-CB7 Class A4, 4.879% 1/12/38 (i)	1,605	1,666
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (e)(i)	602	586
Class C, 0.4495% 11/15/18 (e)(i)	427	412
Class D, 0.4695% 11/15/18 (e)(i)	144	136
Class E, 0.5195% 11/15/18 (e)(i)	156	144
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class F, 0.5695% 11/15/18 (e)(i)	$ 234	$ 207
Class G, 0.5995% 11/15/18 (e)(i)	203	171
Class H, 0.7395% 11/15/18 (e)(i)	156	126
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	385	404
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (i)	4,355	4,485
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	6,234	6,285
Class A3, 5.42% 1/15/49	3,322	3,791
Series 2005-LDP4 Class X2, 0.1996% 10/15/42 (i)(k)	394,141	4
Series 2006-CB17 Class A3, 5.45% 12/12/43	316	317
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (i)	103	34
Class C, 5.7337% 2/12/49 (i)	270	57
Class D, 5.7337% 2/12/49 (i)	284	58
Series 2007-LDP10 Class ES, 5.5652% 1/15/49 (e)(i)	624	28
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	164	164
Series 2006-C7 Class A2, 5.3% 11/15/38	702	714
Series 2007-C1 Class A4, 5.424% 2/15/40	156	179
Series 2007-C2 Class A3, 5.43% 2/15/40	582	661
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (i)(k)	5,147	35
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (i)(k)	1,924	11
Series 2007-C7 Class XCP, 0.2615% 9/15/45 (i)(k)	77,504	507
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (e)(i)	387	368
Class E, 0.5295% 9/15/21 (e)(i)	1,395	1,290
Class F, 0.5795% 9/15/21 (e)(i)	515	463
Class G, 0.5995% 9/15/21 (e)(i)	1,017	890
Class H, 0.6395% 9/15/21 (e)(i)	263	221
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.3733% 1/12/44 (e)(i)	1,050	690
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (i)	121	121
sequential payer:
Series 2006-1 Class A3, 5.4796% 2/12/39 (i)	1,280	1,279
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	883	928
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A3, 5.364% 8/12/48	$ 471	$ 478
Class A4, 5.378% 8/12/48	48	53
Class B, 5.479% 8/12/48	3,621	889
Series 2007-9 Class A4, 5.7% 9/12/49	315	356
Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	4,150	4,277
Series 2006-4 Class XP, 0.617% 12/12/49 (i)(k)	17,594	243
Series 2007-6 Class B, 5.635% 3/12/51 (i)	1,207	302
Series 2007-7 Class B, 5.7386% 6/12/50 (i)	105	7
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (e)(i)	161	101
Series 2007-XLFA:
Class A2, 0.34% 10/15/20 (e)(i)	2,710	2,679
Class C, 0.4% 10/15/20 (e)(i)	693	627
Class D, 0.43% 10/15/20 (e)(i)	300	266
Class E, 0.49% 10/15/20 (e)(i)	376	319
Class F, 0.54% 10/15/20 (e)(i)	225	187
Class G, 0.58% 10/15/20 (e)(i)	279	217
Class H, 0.67% 10/15/20 (e)(i)	176	114
Class J, 0.82% 10/15/20 (e)(i)	103	41
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	1,280	1,298
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,141	1,155
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (e)(i)(k)	6,517	6
Series 2006-T23 Class A3, 5.809% 8/12/41 (i)	616	640
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	1,676	1,720
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (e)	754	801
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	3,460	3,592
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3388% 9/15/21 (e)(i)	3,160	3,128
Class A2, 0.3595% 9/15/21 (e)(i)	2,510	2,372
Class E, 0.518% 9/15/21 (e)(i)	867	746
Class F, 0.578% 9/15/21 (e)(i)	846	693
Class G, 0.598% 9/15/21 (e)(i)	801	625
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class J, 0.838% 9/15/21 (e)(i)	$ 178	$ 117
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (e)(i)	2,422	1,783
Class LXR1, 0.9395% 6/15/20 (e)(i)	148	128
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	3,206	3,357
Series 2007-C30:
Class A3, 5.246% 12/15/43	385	389
Class A4, 5.305% 12/15/43	355	382
Class A5, 5.342% 12/15/43	1,291	1,429
Series 2007-C32 Class A3, 5.7418% 6/15/49 (i)	2,049	2,326
Series 2005-C22 Class F, 5.3564% 12/15/44 (e)(i)	2,013	394
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	3,621	1,019
Class XP, 0.4723% 12/15/43 (e)(i)(k)	10,446	76
Series 2007-C31 Class C, 5.6821% 4/15/47 (i)	332	75
Series 2007-C31A Class A2, 5.421% 4/15/47	4,106	4,260
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9003% 2/15/51 (i)	799	928
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $186,561)		214,675
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	9,000	9,613
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	6,094	6,144
Series 2011, 5.877% 3/1/19	620	693
TOTAL MUNICIPAL SECURITIES (Cost $15,730)		16,450
Foreign Government and Government Agency Obligations - 1.3%

Brazilian Federative Republic 4.875% 1/22/21	3,820	4,561
Hydro-Quebec 2% 6/30/16	16,000	16,760
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
New Brunswick Province 2.75% 6/15/18	$ 8,700	$ 9,388
Ontario Province 2.3% 5/10/16	20,000	21,094
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $49,249)		51,803
Bank Notes - 0.5%

National City Bank, Cleveland 0.5669% 3/1/13 (i)	12,421	12,437
Wachovia Bank NA 6% 11/15/17	5,655	6,773
TOTAL BANK NOTES (Cost $18,352)		19,210
Fixed-Income Funds - 0.9%
	Shares
Fidelity Specialized High Income Central Fund (j) (Cost $33,729)	339,864	35,638
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 0.17% (a) (Cost $9,296)	9,296,468	9,296
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (b) (Cost $6,138)	$ 6,138	6,138
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $3,874,361)		4,093,981
NET OTHER ASSETS (LIABILITIES) - 0.4%		15,450
NET ASSETS - 100%		$ 4,109,431
Swap Agreements
Expiration Date	Notional Amount (000s)(h)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C)(g)

Oct. 2034	$ 467	$ (213)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $377,335,000 or 9.2% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $763,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,138,000 due 9/04/12 at 0.18%
Mizuho Securities USA, Inc.	$ 6,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Fidelity Specialized High Income Central Fund	2,166
Total	$ 2,192
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 40,165	$ 2,166	$ 8,701	$ 35,638	7.7%
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,640,993	$ -	$ 1,640,993	$ -
U.S. Government and Government Agency Obligations	1,409,786	-	1,409,786	-
U.S. Government Agency - Mortgage Securities	275,066	-	275,066	-
Asset-Backed Securities	342,012	-	336,721	5,291
Collateralized Mortgage Obligations	72,914	-	71,624	1,290
Commercial Mortgage Securities	214,675	-	199,105	15,570
Municipal Securities	16,450	-	16,450	-
Foreign Government and Government Agency Obligations	51,803	-	51,803	-
Bank Notes	19,210	-	19,210	-
Fixed-Income Funds	35,638	35,638	-	-
Money Market Funds	9,296	9,296	-	-
Cash Equivalents	6,138	-	6,138	-
Total Investments in Securities:	$ 4,093,981	$ 44,934	$ 4,026,896	$ 22,151
Derivative Instruments:
Liabilities
Swap Agreements	$ (213)	$ -	$ -	$ (213)
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (213)
Total Value of Derivatives	$ -	$ (213)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.3%
United Kingdom	2.8%
Canada	2.1%
Netherlands	1.2%
Australia	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2012

Assets
Investment in securities, at value (including securities loaned of $6,020 and repurchase agreements of $6,138) - See accompanying schedule: Unaffiliated issuers (cost $3,831,336)	$ 4,049,047
Fidelity Central Funds (cost $43,025)	44,934
Total Investments (cost $3,874,361)		$ 4,093,981
Receivable for investments sold		210
Receivable for swap agreements		1
Receivable for fund shares sold		2,701
Interest receivable		25,713
Distributions receivable from Fidelity Central Funds		3
Other receivables		126
Total assets		4,122,735

Liabilities
Payable for investments purchased	$ 2,397
Payable for fund shares redeemed	2,567
Distributions payable	330
Swap agreements, at value	213
Accrued management fee	1,076
Other affiliated payables	460
Other payables and accrued expenses	123
Collateral on securities loaned, at value	6,138
Total liabilities		13,304

Net Assets		$ 4,109,431
Net Assets consist of:
Paid in capital		$ 3,997,919
Undistributed net investment income		14,435
Accumulated undistributed net realized gain (loss) on investments		(122,330)
Net unrealized appreciation (depreciation) on investments		219,407
Net Assets, for 369,066 shares outstanding		$ 4,109,431
Net Asset Value, offering price and redemption price per share ($4,109,431 ÷ 369,066 shares)		$ 11.13

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Dividends		$ 39
Interest		136,551
Income from Fidelity Central Funds		2,192
Total income		138,782

Expenses
Management fee	$ 13,280
Transfer agent fees	4,202
Fund wide operations fee	1,409
Independent trustees' compensation	16
Miscellaneous	12
Total expenses		18,919
Net investment income (loss)		119,863
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,761
Fidelity Central Funds	(153)
Swap agreements	(2,266)
Total net realized gain (loss)		115,342
Change in net unrealized appreciation (depreciation) on: Investment securities	(36,052)
Swap agreements	2,297
Total change in net unrealized appreciation (depreciation)		(33,755)
Net gain (loss)		81,587
Net increase (decrease) in net assets resulting from operations		$ 201,450

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,863	$ 147,128
Net realized gain (loss)	115,342	115,078
Change in net unrealized appreciation (depreciation)	(33,755)	(71,951)
Net increase (decrease) in net assets resulting from operations	201,450	190,255
Distributions to shareholders from net investment income	(109,179)	(135,664)
Distributions to shareholders from net realized gain	-	(5,394)
Total distributions	(109,179)	(141,058)
Share transactions Proceeds from sales of shares	761,711	1,054,367
Reinvestment of distributions	104,935	136,009
Cost of shares redeemed	(1,190,690)	(1,729,458)
Net increase (decrease) in net assets resulting from share transactions	(324,044)	(539,082)
Total increase (decrease) in net assets	(231,773)	(489,885)

Net Assets
Beginning of period	4,341,204	4,831,089
End of period (including undistributed net investment income of $14,435 and undistributed net investment income of $19,570, respectively)	$ 4,109,431	$ 4,341,204
Other Information Shares
Sold	69,704	98,608
Issued in reinvestment of distributions	9,583	12,714
Redeemed	(108,918)	(162,394)
Net increase (decrease)	(29,631)	(51,072)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.74	$ 10.02	$ 9.85	$ 10.12
Income from Investment Operations
Net investment income (loss) B	.312	.352	.422	.449	.483
Net realized and unrealized gain (loss)	.212	.134	.715	.205	(.278)
Total from investment operations	.524	.486	1.137	.654	.205
Distributions from net investment income	(.284)	(.324)	(.397)	(.454)	(.475)
Distributions from net realized gain	-	(.012)	(.020)	(.030)	-
Total distributions	(.284)	(.336)	(.417)	(.484)	(.475)
Net asset value, end of period	$ 11.13	$ 10.89	$ 10.74	$ 10.02	$ 9.85
Total Return A	4.88%	4.63%	11.59%	7.13%	2.03%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	2.85%	3.30%	4.08%	4.80%	4.79%
Supplemental Data
Net assets, end of period (in millions)	$ 4,109	$ 4,341	$ 4,831	$ 4,180	$ 6,886
Portfolio turnover rate D	115%	102% F	115% F	66% F	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 171,670
Gross unrealized depreciation	(11,288)
Net unrealized appreciation (depreciation) on securities and other investments	$ 160,382

Tax Cost	$ 3,933,599

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (41,868)
Net unrealized appreciation (depreciation)	$ 160,169

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (10,868)
2018	(31,000)
Total capital loss carryforward	$ (41,868)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 109,179	$ 141,058

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (2,266)	$ 2,297
Totals (a)	$ (2,266)	$ 2,297

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Swap Agreements - continued

(depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $689,223 and $595,192, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $122.

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 21.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $63,639,895 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IBF-UANN-1012
1.784721.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Investment Grade
Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	2.63%	5.02%	4.49%
Class T (incl. 4.00% sales charge)	2.60%	5.00%	4.42%
Class B (incl. contingent deferred sales charge) B	1.14%	4.78%	4.37%
Class C (incl. contingent deferred sales charge) C	5.11%	5.08%	4.09%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on August 27, 2002. Returns between August 27, 2002 and March 31, 2007 reflect a 0.15% 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Investment Grade Bond Fund - Class A on August 31, 2002, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor® Investment Grade Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 6.91%, 6.88%, 6.14% and 6.11%, respectively (excluding sales charges), ahead of the Barclays® index. The fund benefited from good security selection and an overweighting in corporate bonds. An overweighting in commercial mortgage-backed securities (CMBS) also helped. Among Treasuries, our emphasis on 10- and 30-year bonds proved very effective, as these securities outpaced their shorter-dated counterparts. In fact, this yield-curve positioning enabled the fund to more than make up for what was lost through its large underweighting in Treasury debt, which enjoyed pockets of strength. An out-of-benchmark stake in Treasury Inflation-Protected Securities (TIPS) further added to results. In contrast, maintaining underweightings in local authority bonds - such as those issued by the states of California and Illinois - and unsecured government-agency bonds modestly detracted from performance. In both cases, these segments outpaced the index, and it would have been helpful to have had more exposure. But we had a good reason to de-emphasize those securities - we knew we couldn't own everything, and we saw better investment potential elsewhere.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,037.00	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 3.96
Class T	.80%
Actual		$ 1,000.00	$ 1,036.80	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,021.11	$ 4.06
Class B	1.49%
Actual		$ 1,000.00	$ 1,033.20	$ 7.62
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.56
Class C	1.51%
Actual		$ 1,000.00	$ 1,033.10	$ 7.72
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.66
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,038.70	$ 2.31
Hypothetical A		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,038.40	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 66.2%	U.S. Government and U.S. Government Agency Obligations 65.5%
AAA 1.4%	AAA 2.4%
AA 4.6%	AA 3.3%
A 4.9%	A 4.4%
BBB 15.6%	BBB 15.0%
BB and Below 5.0%	BB and Below 5.4%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 2.2%	Short-Term Investments and Net Other Assets (Liabilities) 3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	6.6	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.7	5.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Corporate Bonds 22.7%		Corporate Bonds 23.8%
	U.S. Government and U.S. Government Agency Obligations 66.2%		U.S. Government and U.S. Government Agency Obligations 65.5%
	Asset-Backed Securities 0.3%		Asset-Backed Securities 0.4%
	CMOs and Other Mortgage Related Securities 7.9%		CMOs and Other Mortgage Related Securities 5.7%
	Municipal Bonds 0.6%		Municipal Bonds 0.4%
	Other Investments 0.1%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 2.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.9%
* Foreign investments	2.6%	** Foreign investments	3.4%
* Futures and Swaps	(0.8)%	** Futures and Swaps	(0.7)%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Media - 1.6%
Comcast Corp.:
3.125% 7/15/22	$ 2,070	$ 2,163
4.65% 7/15/42	3,785	4,042
5.15% 3/1/20	5,596	6,665
5.7% 5/15/18	6,385	7,725
6.5% 1/15/17	4,125	4,995
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,454
6.4% 4/30/40	5,000	6,488
News America Holdings, Inc. 7.75% 12/1/45	3,733	5,076
News America, Inc. 6.15% 2/15/41	2,347	2,888
Time Warner Cable, Inc.:
4% 9/1/21	17,000	18,621
4.5% 9/15/42	3,986	3,969
6.75% 7/1/18	5,587	6,991
Time Warner, Inc. 6.2% 3/15/40	5,000	6,146
		82,223
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Beam, Inc.:
1.875% 5/15/17	1,038	1,060
3.25% 5/15/22	1,231	1,276
FBG Finance Ltd. 5.125% 6/15/15 (c)	5,189	5,737
Fortune Brands, Inc.:
5.375% 1/15/16	470	535
5.875% 1/15/36	2,924	3,498
6.375% 6/15/14	2,462	2,693
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,930	4,265
		19,064
Food Products - 0.2%
Kraft Foods, Inc.:
6.125% 2/1/18	3,631	4,419
6.5% 8/11/17	4,718	5,801
6.5% 2/9/40	992	1,368
		11,588
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,593
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.25% 8/9/42	$ 3,603	$ 3,522
9.25% 8/6/19	5,257	7,497
9.7% 11/10/18	5,570	7,997
Reynolds American, Inc.:
6.75% 6/15/17	7,156	8,670
7.25% 6/15/37	9,654	12,382
		43,661
TOTAL CONSUMER STAPLES		74,313
ENERGY - 2.5%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (c)	4,849	5,141
5.35% 3/15/20 (c)	4,973	5,455
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,460
5% 10/1/21	3,162	3,456
Transocean, Inc.:
5.05% 12/15/16	3,231	3,579
6.375% 12/15/21	4,266	5,142
		29,233
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,602	16,266
Apache Corp. 3.25% 4/15/22	3,139	3,369
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,079
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,952
Nakilat, Inc. 6.067% 12/31/33 (c)	2,634	3,115
Petro-Canada 6.05% 5/15/18	1,963	2,393
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,980
5.375% 1/27/21	6,755	7,517
5.75% 1/20/20	4,534	5,109
Petroleos Mexicanos:
4.875% 1/24/22 (c)	4,590	5,152
5.5% 6/27/44 (c)	5,030	5,470
6.5% 6/2/41 (c)	6,279	7,802
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66:
4.3% 4/1/22 (c)	$ 4,638	$ 5,054
5.875% 5/1/42 (c)	3,971	4,694
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	821
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (c)	3,906	4,209
6.75% 9/30/19 (c)	2,556	3,169
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,044
4.6% 6/15/21	1,124	1,221
Western Gas Partners LP 5.375% 6/1/21	6,237	6,927
Williams Partners LP 4.125% 11/15/20	1,029	1,115
		101,458
TOTAL ENERGY		130,691
FINANCIALS - 10.0%
Capital Markets - 1.2%
BlackRock, Inc. 3.375% 6/1/22	2,998	3,172
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	6,014
5.75% 1/24/22	4,096	4,523
5.95% 1/18/18	4,817	5,419
6.75% 10/1/37	9,413	9,814
Lazard Group LLC:
6.85% 6/15/17	2,464	2,780
7.125% 5/15/15	7,737	8,490
Morgan Stanley:
4.75% 4/1/14	1,376	1,416
5.5% 7/28/21	4,856	4,982
5.75% 1/25/21	1,847	1,909
6.625% 4/1/18	7,981	8,815
7.3% 5/13/19	4,777	5,391
		62,725
Commercial Banks - 1.8%
Bank of America NA 5.3% 3/15/17	3,698	4,025
Credit Suisse New York Branch 6% 2/15/18	8,405	9,335
Discover Bank:
7% 4/15/20	3,008	3,540
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Discover Bank: - continued
8.7% 11/18/19	$ 5,944	$ 7,526
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,228
8.25% 3/1/38	2,385	3,334
Fifth Third Bank 4.75% 2/1/15	949	1,012
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	3,533	3,533
HBOS PLC 6.75% 5/21/18 (c)	3,056	3,015
HSBC Holdings PLC 4% 3/30/22	4,489	4,816
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,906
JPMorgan Chase Bank 6% 10/1/17	5,986	7,048
KeyBank NA 6.95% 2/1/28	1,344	1,614
Marshall & Ilsley Bank 5% 1/17/17	6,464	7,246
Regions Bank:
6.45% 6/26/37	9,230	9,242
7.5% 5/15/18	10,077	11,740
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,162
7.75% 11/10/14	4,705	5,212
Wachovia Corp. 4.875% 2/15/14	4,283	4,528
		92,062
Consumer Finance - 0.1%
Discover Financial Services 5.2% 4/27/22	4,096	4,357
Diversified Financial Services - 1.6%
Bank of America Corp.:
3.875% 3/22/17	3,343	3,523
5.65% 5/1/18	3,745	4,184
5.75% 12/1/17	9,833	10,996
6.5% 8/1/16	5,430	6,193
Capital One Capital V 10.25% 8/15/39	4,709	4,850
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,216
5.875% 1/30/42	3,861	4,541
6.125% 5/15/18	10,778	12,501
6.5% 8/19/13	1,317	1,385
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,527
4.35% 8/15/21	5,680	6,229
4.5% 1/24/22	4,927	5,475
4.95% 3/25/20	8,888	10,185
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,439	$ 1,560
5.15% 3/15/20	2,067	2,409
		82,774
Insurance - 1.8%
American International Group, Inc. 4.875% 9/15/16	3,411	3,739
Aon Corp.:
3.125% 5/27/16	4,835	5,107
5% 9/30/20	2,135	2,448
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,756
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(h)	10,398	10,606
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,757	5,116
6.625% 4/15/42	3,431	3,863
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	5,273	5,538
6.7% 8/15/16 (c)	7,459	8,453
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,304
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	2,736	3,120
MetLife, Inc. 6.75% 6/1/16	4,485	5,364
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,357	5,933
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,083
5.8% 11/16/41	3,662	4,198
6.2% 11/15/40	1,810	2,134
Symetra Financial Corp. 6.125% 4/1/16 (c)	4,900	5,331
Unum Group:
5.625% 9/15/20	4,155	4,590
5.75% 8/15/42	4,100	4,228
		92,911
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,555
Boston Properties, Inc. 3.85% 2/1/23	3,385	3,544
Camden Property Trust 5.375% 12/15/13	1,818	1,908
DDR Corp. 4.625% 7/15/22	1,801	1,868
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,805
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 4/1/17	$ 2,623	$ 3,071
9.625% 3/15/16	3,987	4,874
Duke Realty LP:
4.375% 6/15/22	2,822	2,950
4.625% 5/15/13	317	323
5.4% 8/15/14	5,135	5,478
5.5% 3/1/16	5,038	5,525
5.95% 2/15/17	1,536	1,728
6.25% 5/15/13	3,807	3,922
6.5% 1/15/18	5,065	5,873
Equity One, Inc.:
5.375% 10/15/15	585	631
6% 9/15/17	3,250	3,616
6.25% 12/15/14	2,985	3,236
6.25% 1/15/17	2,136	2,382
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,761
5.9% 4/1/20	1,389	1,663
6.2% 1/15/17	1,215	1,414
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,103
6.65% 1/15/18	2,600	2,885
UDR, Inc. 5.5% 4/1/14	6,383	6,734
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,866
		76,715
Real Estate Management & Development - 2.0%
AMB Property LP:
5.9% 8/15/13	4,537	4,698
6.3% 6/1/13	4,607	4,757
BioMed Realty LP:
3.85% 4/15/16	5,000	5,226
4.25% 7/15/22	2,226	2,324
6.125% 4/15/20	1,872	2,184
Brandywine Operating Partnership LP 5.7% 5/1/17	2,243	2,450
Colonial Properties Trust 5.5% 10/1/15	5,995	6,396
Colonial Realty LP 6.05% 9/1/16	4,436	4,856
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,825
ERP Operating LP:
4.625% 12/15/21	9,810	11,252
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.2% 4/1/13	$ 6,349	$ 6,501
5.5% 10/1/12	6,078	6,098
5.75% 6/15/17	1,259	1,483
Liberty Property LP:
4.125% 6/15/22	2,421	2,512
5.5% 12/15/16	3,158	3,542
6.625% 10/1/17	3,709	4,359
Mack-Cali Realty LP 4.5% 4/18/22	1,473	1,561
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,626
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	6,741	6,877
5.5% 1/15/14 (c)	4,505	4,613
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,310
Tanger Properties LP:
6.125% 6/1/20	4,725	5,607
6.15% 11/15/15	9,117	10,178
		107,235
TOTAL FINANCIALS		518,779
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	5,656	6,185
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc.:
3.5% 11/15/16 (c)	7,074	7,592
4.75% 11/15/21 (c)	5,135	5,926
Express Scripts, Inc.:
3.125% 5/15/16	4,472	4,755
6.25% 6/15/14	1,557	1,701
		19,974
TOTAL HEALTH CARE		26,159
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
United Technologies Corp. 3.1% 6/1/22	5,019	5,343
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	$ 1,087	$ 1,181
6.795% 2/2/20	298	298
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,856	1,939
8.36% 1/20/19	6,959	7,550
		10,968
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,984	3,253
TOTAL INDUSTRIALS		19,564
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,008
6.55% 10/1/17	2,421	2,927
		7,935
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,765	1,855
TOTAL INFORMATION TECHNOLOGY		9,790
MATERIALS - 0.6%
Chemicals - 0.5%
Dow Chemical Co.:
4.125% 11/15/21	4,654	5,099
4.25% 11/15/20	2,512	2,767
7.6% 5/15/14	13,026	14,455
		22,321
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	5,087	5,489
TOTAL MATERIALS		27,810
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.8% 5/15/36	5,000	6,840
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 4,203	$ 5,714
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,257
6.45% 6/15/21	2,015	2,250
Embarq Corp. 7.995% 6/1/36	2,427	2,687
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,520
		27,268
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV:
2.375% 9/8/16	6,904	7,170
3.125% 7/16/22	3,499	3,589
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,399
		18,158
TOTAL TELECOMMUNICATION SERVICES		45,426
UTILITIES - 2.2%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,705
Duke Capital LLC 5.668% 8/15/14	6,310	6,802
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,318	3,745
6.4% 9/15/20 (c)	9,167	10,594
Edison International 3.75% 9/15/17	3,716	3,973
FirstEnergy Corp. 7.375% 11/15/31	6,758	8,918
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,255	3,622
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,274
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,655
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,060
		57,348
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,894	3,408
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,633
		5,041
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC: - continued
6.5% 5/1/18	$ 5,351	$ 6,338
PSEG Power LLC 2.75% 9/15/16	1,192	1,244
		10,456
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
2.7606% 9/30/66 (h)	5,579	5,079
7.5% 6/30/66 (h)	3,654	3,951
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,280
5.25% 2/15/43	3,415	3,782
5.4% 7/15/14	1,393	1,497
5.45% 9/15/20	1,461	1,669
5.8% 2/1/42	2,709	3,223
5.95% 6/15/41	4,935	5,915
6.4% 3/15/18	4,529	5,421
Sempra Energy 2.3% 4/1/17	5,159	5,396
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,001	4,236
		42,449
TOTAL UTILITIES		115,294
TOTAL NONCONVERTIBLE BONDS (Cost $946,391)		1,050,049
U.S. Government and Government Agency Obligations - 27.4%

U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	71,441	78,481
2.125% 2/15/40	8	12
2.125% 2/15/41	20,032	29,684
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		108,177
U.S. Treasury Obligations - 25.3%
U.S. Treasury Bonds:
2.75% 8/15/42	34,971	35,523
3% 5/15/42	113,408	121,382
3.125% 2/15/42	28,021	30,749
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.25% 4/30/14 (e)	$ 44,617	$ 44,634
0.25% 6/30/14	153,653	153,719
0.5% 7/31/17	51,880	51,673
0.75% 6/30/17	129,437	130,529
1% 1/15/14	261,826	264,649
1.625% 8/15/22	220,320	221,766
1.75% 5/15/22	82,259	83,981
1.875% 10/31/17	24,112	25,625
2% 2/15/22	139,858	146,370
TOTAL U.S. TREASURY OBLIGATIONS		1,310,600
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,404,337)		1,418,777
U.S. Government Agency - Mortgage Securities - 26.2%

Fannie Mae - 17.1%
2.558% 6/1/36 (h)	138	148
2.777% 7/1/37 (h)	376	404
2.849% 2/1/35 (h)	2,541	2,730
3% 4/1/27 to 8/1/42	23,484	24,794
3% 9/1/27 (d)	7,100	7,492
3% 9/1/42 (d)	1,800	1,868
3% 9/1/42 (d)	600	623
3% 9/1/42 (d)	39,100	40,573
3% 9/1/42 (d)	34,600	35,903
3% 9/1/42 (d)	6,300	6,537
3% 10/1/42 (d)	136,200	140,797
3.5% 1/1/41 to 8/1/42	73,554	78,549
3.5% 7/1/42	300	320
3.5% 7/1/42	434	464
3.5% 8/1/42	556	594
3.5% 8/1/42	514	549
3.5% 9/1/42 (d)	31,600	33,506
3.5% 9/1/42 (d)	2,700	2,863
3.5% 9/1/42 (d)	5,300	5,620
4% 9/1/26 to 7/1/42	116,593	126,275
4% 9/1/41	204	220
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 10/1/41	$ 1,713	$ 1,862
4% 9/1/42 (d)	35,000	37,532
4% 9/1/42 (d)	39,600	42,465
4.5% 6/1/18 to 11/1/41	81,457	89,218
4.5% 9/1/42 (d)	14,400	15,586
4.5% 9/1/42 (d)	2,400	2,598
5% 4/1/18 to 6/1/40	12,748	13,961
5% 9/1/42 (d)	13,300	14,526
5% 9/1/42 (d)	1,000	1,092
5.5% 7/1/28 to 12/1/38	79,559	87,860
6% 3/1/22 to 7/1/41	59,114	65,534
6.5% 2/1/36	156	175
TOTAL FANNIE MAE		883,238
Freddie Mac - 5.3%
3.454% 10/1/35 (h)	195	209
3.5% 4/1/32 to 6/1/42	35,871	38,126
4% 6/1/24 to 4/1/42	31,809	34,657
4% 9/1/41	870	946
4% 9/1/42 (d)	9,000	9,629
4.5% 7/1/25 to 10/1/41	77,099	84,362
4.5% 9/1/42 (d)	2,000	2,153
5% 1/1/35 to 4/1/41	50,273	54,973
5.5% 12/1/27 to 1/1/40	38,706	42,164
6% 7/1/37 to 8/1/37	2,727	3,001
6.5% 9/1/39	3,792	4,250
TOTAL FREDDIE MAC		274,470
Ginnie Mae - 3.8%
3% 10/1/42 (d)	34,600	36,244
3.5% 11/15/41 to 3/15/42	8,818	9,593
3.5% 9/1/42 (d)	3,800	4,114
4% 1/15/25 to 11/15/41	35,516	38,791
4.5% 5/15/39 to 4/15/41	51,933	57,600
5% 3/15/39 to 9/15/41	34,689	38,788
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/20/28 to 12/15/38	$ 7,817	$ 8,745
6% 9/20/38	4,844	5,456
TOTAL GINNIE MAE		199,331
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,332,987)		1,357,039
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (h)	626	482
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (h)	193	157
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (h)	51	49
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(h)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.7395% 6/15/32 (c)(h)	5,883	3,030
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (h)	49	37
Series 2004-R2 Class M3, 0.7855% 4/25/34 (h)	69	27
Series 2005-R2 Class M1, 0.6855% 4/25/35 (h)	1,307	1,170
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (h)	30	24
Series 2004-W7 Class M1, 0.7855% 5/25/34 (h)	808	573
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (h)	824	249
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(c)(h)	5,160	0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (c)(h)	100	90
Class B, 0.987% 7/20/39 (c)(h)	355	159
Class C, 1.337% 7/20/39 (c)(h)	456	7
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (h)	1,140	454
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (h)	59	58
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,666	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4962% 3/25/32 (MGIC Investment Corp. Insured) (h)	$ 61	$ 19
Series 2004-3 Class M4, 1.2055% 4/25/34 (h)	101	46
Series 2004-4 Class M2, 1.0305% 6/25/34 (h)	372	214
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (h)	25	15
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (h)	231	142
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0605% 3/25/34 (h)	13	6
Fremont Home Loan Trust Series 2005-A Class M4, 1.2555% 1/25/35 (h)	231	30
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (c)(h)	2,174	894
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	651	628
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (c)(h)	125	117
Series 2006-2A:
Class A, 0.4195% 11/15/34 (c)(h)	912	785
Class B, 0.5195% 11/15/34 (c)(h)	330	229
Class C, 0.6195% 11/15/34 (c)(h)	547	312
Class D, 0.9895% 11/15/34 (c)(h)	261	81
GSAMP Trust Series 2004-AR1 Class B4, 4.4613% 6/25/34 (c)(h)	259	89
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (c)(h)	1,113	1,071
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (h)	171	133
Series 2003-3 Class M1, 1.5255% 8/25/33 (h)	430	360
Series 2003-5 Class A2, 0.9355% 12/25/33 (h)	21	17
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (h)	913	305
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (h)	913	838
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (h)	329	295
Series 2006-A Class 2C, 1.6106% 3/27/42 (h)	1,605	76
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	9	9
Class C, 5.691% 10/20/28 (c)	4	4
Class D, 6.01% 10/20/28 (c)	40	40
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (h)	496	4
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (h)	$ 74	$ 47
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (h)	240	160
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (h)	879	793
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (h)	1,549	1,247
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (h)	36	29
Series 2004-NC8 Class M6, 1.4855% 9/25/34 (h)	89	38
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (h)	253	153
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (h)	264	31
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (j)	5,500	72
Series 2006-4 Class D, 1.3355% 5/25/32 (h)	1,227	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (h)	903	583
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (b)(c)(h)	449	0
Series 2006-1A Class A, 1.637% 3/20/11 (b)(c)(h)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (h)	337	147
Class M4, 1.6855% 9/25/34 (h)	433	98
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (h)	3	3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (c)(h)	246	241
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (h)	805	488
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (h)	50	17
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	216	221
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (h)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (c)(h)	1,738	22
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	$ 704	$ 0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $20,509)		17,827
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,223	513
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (c)(h)	7	7
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	1,944	1,910
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (h)	634	611
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.417% 12/20/54 (h)	2,694	2,458
Class M1, 0.577% 12/20/54 (h)	710	618
Series 2007-1:
Class 1M1, 0.537% 12/20/54 (h)	894	778
Class 2M1, 0.737% 12/20/54 (h)	1,148	999
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (h)	341	270
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	1,277	1,351
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (h)	1,082	833
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (h)	490	313
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (h)	821	644
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (h)	1,181	960
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (c)(h)	597	475
Class B6, 3.0903% 7/10/35 (c)(h)	791	625
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (c)(h)	116	112
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	$ 194	$ 65
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (h)	22	19
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (h)	215	200
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (h)	2,027	1,743
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,886)		15,504
Commercial Mortgage Securities - 7.6%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (h)	127	128
Class PS1, 1.2297% 2/14/43 (h)(j)	780	23
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (h)	903	956
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,394
Series 2007-4 Class A3, 5.7921% 2/10/51 (h)	1,076	1,119
Series 2006-6 Class E, 5.619% 10/10/45 (c)	633	63
Series 2007-3:
Class A3, 5.6612% 6/10/49 (h)	1,828	1,864
Class A4, 5.6612% 6/10/49 (h)	2,283	2,611
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,172	1,205
Series 2005-1 Class A3, 4.877% 11/10/42	391	390
Series 2001-3 Class H, 6.562% 4/11/37 (c)	612	612
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	3,402	3,583
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (c)(h)	470	465
Class D, 0.5995% 3/15/22 (c)(h)	476	469
Class E, 0.6395% 3/15/22 (c)(h)	393	385
Class F, 0.7095% 3/15/22 (c)(h)	489	474
Class G, 0.7695% 3/15/22 (c)(h)	317	301
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (c)(h)	96	93
Class E, 0.4795% 10/15/19 (c)(h)	797	753
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1: - continued
Class F, 0.5495% 10/15/19 (c)(h)	$ 1,885	$ 1,772
Class G, 0.5695% 10/15/19 (c)(h)	1,257	1,169
Class H, 0.6095% 10/15/19 (c)(h)	1,388	1,221
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (c)(h)	47	34
Series 2004-1:
Class A, 0.5955% 4/25/34 (c)(h)	616	543
Class B, 2.1355% 4/25/34 (c)(h)	69	40
Class M1, 0.7955% 4/25/34 (c)(h)	69	49
Class M2, 1.4355% 4/25/34 (c)(h)	64	45
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (c)(h)	906	654
Class M1, 0.6655% 8/25/35 (c)(h)	60	35
Class M2, 0.7155% 8/25/35 (c)(h)	79	42
Class M3, 0.7355% 8/25/35 (c)(h)	54	27
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (c)(h)	320	252
Class M1, 0.6755% 11/25/35 (c)(h)	86	48
Class M2, 0.7255% 11/25/35 (c)(h)	65	35
Class M3, 0.7455% 11/25/35 (c)(h)	58	30
Class M4, 0.8355% 11/25/35 (c)(h)	72	34
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (c)(h)	803	569
Class B1, 1.6355% 1/25/36 (c)(h)	87	13
Class M1, 0.6855% 1/25/36 (c)(h)	259	160
Class M2, 0.7055% 1/25/36 (c)(h)	97	56
Class M3, 0.7355% 1/25/36 (c)(h)	142	76
Class M4, 0.8455% 1/25/36 (c)(h)	79	38
Class M5, 0.8855% 1/25/36 (c)(h)	79	26
Class M6, 0.9355% 1/25/36 (c)(h)	84	22
Series 2006-1:
Class A2, 0.5955% 4/25/36 (c)(h)	156	115
Class M1, 0.6155% 4/25/36 (c)(h)	94	56
Class M2, 0.6355% 4/25/36 (c)(h)	100	55
Class M3, 0.6555% 4/25/36 (c)(h)	86	44
Class M4, 0.7555% 4/25/36 (c)(h)	49	23
Class M5, 0.7955% 4/25/36 (c)(h)	47	17
Class M6, 0.8755% 4/25/36 (c)(h)	94	31
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (c)(h)	2,127	1,500
Class A2, 0.5155% 7/25/36 (c)(h)	138	97
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A: - continued
Class B1, 1.1055% 7/25/36 (c)(h)	$ 87	$ 12
Class B3, 2.9355% 7/25/36 (c)(h)	48	1
Class M1, 0.5455% 7/25/36 (c)(h)	144	47
Class M2, 0.5655% 7/25/36 (c)(h)	102	30
Class M3, 0.5855% 7/25/36 (c)(h)	84	19
Class M4, 0.6555% 7/25/36 (c)(h)	97	21
Class M5, 0.7055% 7/25/36 (c)(h)	70	13
Class M6, 0.7755% 7/25/36 (c)(h)	104	17
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (c)(h)	3	0*
Class M4, 0.6655% 10/25/36 (c)(h)	114	17
Class M5, 0.7155% 10/25/36 (c)(h)	136	9
Class M6, 0.7955% 10/25/36 (c)(h)	267	6
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (c)(h)	450	306
Class A2, 0.5055% 12/25/36 (c)(h)	2,284	1,064
Class B1, 0.9355% 12/25/36 (c)(h)	87	2
Class M1, 0.5255% 12/25/36 (c)(h)	183	38
Class M2, 0.5455% 12/25/36 (c)(h)	123	19
Class M3, 0.5755% 12/25/36 (c)(h)	124	17
Class M4, 0.6355% 12/25/36 (c)(h)	149	17
Class M5, 0.6755% 12/25/36 (c)(h)	136	11
Class M6, 0.7555% 12/25/36 (c)(h)	123	7
Series 2007-1 Class A2, 0.5055% 3/25/37 (c)(h)	483	260
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (c)(h)	1,282	722
Class A2, 0.5555% 7/25/37 (c)(h)	1,200	398
Class B1, 1.8355% 7/25/37 (c)(h)	170	2
Class M1, 0.6055% 7/25/37 (c)(h)	409	106
Class M2, 0.6455% 7/25/37 (c)(h)	267	32
Class M3, 0.7255% 7/25/37 (c)(h)	270	26
Class M4, 0.8855% 7/25/37 (c)(h)	449	36
Class M5, 0.9855% 7/25/37 (c)(h)	396	28
Class M6, 1.2355% 7/25/37 (c)(h)	503	25
Series 2007-3:
Class A2, 0.5255% 7/25/37 (c)(h)	477	242
Class B1, 1.1855% 7/25/37 (c)(h)	288	19
Class B2, 1.8355% 7/25/37 (c)(h)	695	38
Class M1, 0.5455% 7/25/37 (c)(h)	253	59
Class M2, 0.5755% 7/25/37 (c)(h)	270	48
Class M3, 0.6055% 7/25/37 (c)(h)	435	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3: - continued
Class M4, 0.7355% 7/25/37 (c)(h)	$ 685	$ 80
Class M5, 0.8355% 7/25/37 (c)(h)	347	35
Class M6, 1.0355% 7/25/37 (c)(h)	263	23
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (c)(h)	217	14
Class M2, 1.2855% 9/25/37 (c)(h)	217	11
Class M4, 1.8355% 9/25/37 (c)(h)	442	18
Class M5, 1.9855% 9/25/37 (c)(h)	442	14
Class M6, 2.1855% 9/25/37 (c)(h)	289	7
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (c)(h)	317	306
Class J, 1.0895% 3/15/19 (c)(h)	323	296
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (c)(h)	489	442
Class E, 0.5395% 3/15/22 (c)(h)	2,030	1,793
Class F, 0.5895% 3/15/22 (c)(h)	1,246	1,076
Class G, 0.6395% 3/15/22 (c)(h)	401	338
Class H, 0.7895% 3/15/22 (c)(h)	489	402
Class J, 0.9395% 3/15/22 (c)(h)	489	390
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	251	253
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (c)(h)(j)	14,447	118
Series 2006-T22 Class A4, 5.5391% 4/12/38 (h)	137	157
Series 2006-T24 Class X2, 0.4455% 10/12/41 (c)(h)(j)	1,956	9
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (c)(h)(j)	96,567	902
Series 2007-T28 Class X2, 0.1576% 9/11/42 (c)(h)(j)	51,956	276
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (c)(h)	445	385
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,287	1,327
Class XCL, 1.331% 5/15/35 (c)(h)(j)	5,498	107
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (c)(h)	71	70
Class H, 0.6093% 8/15/21 (c)(h)	261	249
Series 2007-FL3A Class A2, 0.3795% 4/15/22 (c)(h)	105	103
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (h)	700	717
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	$ 1,066	$ 1,127
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (h)	1,095	1,177
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	477
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (c)(h)	99	90
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (c)(h)	673	639
Class D, 0.5795% 11/15/17 (c)(h)	35	33
Class E, 0.6295% 11/15/17 (c)(h)	124	114
Class F, 0.6895% 11/15/17 (c)(h)	95	86
Class G, 0.7395% 11/15/17 (c)(h)	66	58
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (c)(h)	1,560	1,424
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,185
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	1,387	1,391
Class AJFX, 5.478% 2/5/19 (c)	3,272	3,276
Series 2006-C8 Class XP, 0.4663% 12/10/46 (h)(j)	9,253	57
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	2,190	2,444
Series 2007-C3 Class A4, 5.6792% 6/15/39 (h)	14,628	16,148
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (h)(j)	6,402	52
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	991	1,107
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (c)(h)	3,907	3,096
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (h)(j)	360	0*
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (c)(h)(j)	1,239	2
Series 2006-C1 Class A3, 5.4157% 2/15/39 (h)	3,911	4,003
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (c)(h)	414	388
Class C:
0.4095% 2/15/22 (c)(h)	1,180	1,093
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1: - continued
Class C: - continued
0.5095% 2/15/22 (c)(h)	$ 421	$ 382
Class F, 0.5595% 2/15/22 (c)(h)	843	756
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (h)(j)	19,902	111
Class B, 5.487% 2/15/40 (c)(h)	1,677	214
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	128	128
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	15,031
Series 2001-1 Class X1, 1.4912% 5/15/33 (c)(h)(j)	901	11
Series 2007-C1 Class XP, 0.1588% 12/10/49 (h)(j)	16,232	53
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (c)(h)	412	391
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	9,274	10,497
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (c)(h)(j)	26,107	134
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (c)(h)	248	246
Class F, 0.6858% 6/6/20 (c)(h)	528	521
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (c)(h)	1,041	1,031
Class D, 2.2018% 3/6/20 (c)(h)	6,868	6,804
Class F, 2.6334% 3/6/20 (c)(h)	107	106
Class G, 2.7903% 3/6/20 (c)(h)	54	54
Class H, 3.3004% 3/6/20 (c)(h)	479	476
Class J, 4.0852% 3/6/20 (c)(h)	686	683
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	327	332
Series 2007-GG10 Class A2, 5.778% 8/10/45	245	249
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (c)(h)	546	532
Class C, 0.4495% 11/15/18 (c)(h)	388	374
Class D, 0.4695% 11/15/18 (c)(h)	153	145
Class E, 0.5195% 11/15/18 (c)(h)	221	204
Class F, 0.5695% 11/15/18 (c)(h)	264	234
Class G, 0.5995% 11/15/18 (c)(h)	230	194
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2: - continued
Class H, 0.7395% 11/15/18 (c)(h)	$ 221	$ 177
sequential payer:
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (h)	349	367
Class A3, 5.336% 5/15/47	5,390	6,095
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (h)	8,520	9,877
Series 2007-LD11 Class A4, 5.8148% 6/15/49 (h)	32,944	37,479
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,608	1,621
Series 2006-CB17 Class A3, 5.45% 12/12/43	287	287
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (h)	93	31
Class C, 5.7337% 2/12/49 (h)	245	51
Class D, 5.7337% 2/12/49 (h)	257	53
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (h)	90	7
Class ES, 5.5652% 1/15/49 (c)(h)	566	26
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	148	149
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	60	60
Series 2006-C7 Class A2, 5.3% 11/15/38	636	647
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (h)(j)	5,850	40
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (h)(j)	2,187	13
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,371
Class XCP, 0.2615% 9/15/45 (h)(j)	88,099	577
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (c)(h)	351	334
Class E, 0.5295% 9/15/21 (c)(h)	1,265	1,170
Class F, 0.5795% 9/15/21 (c)(h)	723	651
Class G, 0.5995% 9/15/21 (c)(h)	3,017	2,640
Class H, 0.6395% 9/15/21 (c)(h)	369	310
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	993	1,012
Series 2005-LC1 Class F, 5.3733% 1/12/44 (c)(h)	953	626
Series 2006-C1 Class A2, 5.6141% 5/12/39 (h)	970	992
Series 2007-C1 Class A4, 5.8461% 6/12/50 (h)	4,145	4,677
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,742
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (h)	$ 110	$ 110
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	801	842
Series 2007-5:
Class A3, 5.364% 8/12/48	427	433
Class A4, 5.378% 8/12/48	14,095	15,599
Class B, 5.479% 8/12/48	3,285	807
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	6,699	7,456
Series 2007-7 Class A4, 5.7386% 6/12/50 (h)	3,832	4,190
Series 2006-4 Class XP, 0.617% 12/12/49 (h)(j)	18,646	257
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,095	274
Series 2007-7 Class B, 5.7386% 6/12/50 (h)	1,409	97
Series 2007-8 Class A3, 5.9634% 8/12/49 (h)	944	1,077
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (c)(h)	227	143
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (c)(h)	629	569
Class D, 0.43% 10/15/20 (c)(h)	422	374
Class E, 0.49% 10/15/20 (c)(h)	528	449
Class F, 0.54% 10/15/20 (c)(h)	397	330
Class G, 0.58% 10/15/20 (c)(h)	491	382
Class H, 0.67% 10/15/20 (c)(h)	309	201
Class J, 0.82% 10/15/20 (c)(h)	181	72
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,035	1,048
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (c)(h)(j)	5,032	5
Series 2006-T23 Class A3, 5.809% 8/12/41 (h)	559	580
Series 2007-HQ12 Class A4, 5.5967% 4/12/49 (h)	5,793	6,222
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	5,132	5,791
Class B, 5.7187% 4/15/49 (h)	269	80
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (c)(h)	1,099	945
Class F, 0.578% 9/15/21 (c)(h)	1,189	974
Class G, 0.598% 9/15/21 (c)(h)	1,126	878
Class J, 0.838% 9/15/21 (c)(h)	314	207
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater: - continued
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (c)(h)	$ 2,710	$ 1,995
Class LXR1, 0.9395% 6/15/20 (c)(h)	169	146
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	3,045
Series 2007-C30:
Class A3, 5.246% 12/15/43	349	353
Class A4, 5.305% 12/15/43	322	346
Class A5, 5.342% 12/15/43	36,522	40,427
Series 2007-C31:
Class A4, 5.509% 4/15/47	12,165	13,788
Class A5, 5.5% 4/15/47	7,650	8,497
Series 2007-C32 Class A3, 5.7418% 6/15/49 (h)	45,421	51,569
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(h)	652	651
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,011
Series 2005-C22:
Class B, 5.3564% 12/15/44 (h)	2,428	1,681
Class F, 5.3564% 12/15/44 (c)(h)	1,826	358
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	3,285	925
Class D, 5.513% 12/15/43 (h)	1,752	355
Class XP, 0.4723% 12/15/43 (c)(h)(j)	11,874	86
Series 2007-C31 Class C, 5.6821% 4/15/47 (h)	4,515	1,019
Series 2007-C31A Class A2, 5.421% 4/15/47	2,510	2,604
Series 2007-C32:
Class D, 5.7418% 6/15/49 (h)	823	222
Class E, 5.7418% 6/15/49 (h)	1,297	306
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 5.9003% 2/15/51 (h)	13,576	15,800
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $350,521)		391,526
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,835	1,905
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	770	1,000
7.3% 10/1/39	790	1,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.5% 4/1/34	$ 6,270	$ 8,169
7.55% 4/1/39	2,910	3,896
7.6% 11/1/40	4,495	6,092
7.625% 3/1/40	1,835	2,468
Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	930	1,040
5.1% 6/1/33	4,075	3,940
TOTAL MUNICIPAL SECURITIES (Cost $27,827)		29,530
Fixed-Income Funds - 17.7%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i)	7,080,499	777,934
Fidelity Specialized High Income Central Fund (i)	1,336,684	140,165
TOTAL FIXED-INCOME FUNDS (Cost $845,366)		918,099
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 0.17% (a) (Cost $313,590)	313,589,853	313,590
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $5,251,414)		5,511,941
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(336,720)
NET ASSETS - 100%		$ 5,175,221
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/42	$ (34,600)	(35,903)
3% 9/1/42	(6,900)	(7,160)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/42	$ (34,600)	$ (35,903)
3% 9/1/42	(6,300)	(6,538)
4.5% 9/1/42	(13,800)	(14,936)
TOTAL FANNIE MAE		(100,440)
Freddie Mac
4.5% 9/1/42	(2,000)	(2,154)
Ginnie Mae
3.5% 9/1/42	(5,300)	(5,737)
3.5% 9/1/42	(2,700)	(2,923)
TOTAL GINNIE MAE		(8,660)
TOTAL TBA SALE COMMITMENTS (Proceeds $110,875)		$ (111,254)
Swap Agreements
	Expiration Date	Notional Amount (000s)(g)
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(493,000))	Dec. 2018	$ 6,500	375
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(825,000))	Dec. 2018	6,500	574
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)(g)	Value (000s)
Credit Default Swaps - continued

Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(649,000))

	Dec. 2018	$ 6,500	$ 575
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(177,000))	March 2018	5,500	356
Receive from JPMorgan Chase, Inc. upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 5.125% 8/31/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(347,000))	March 2019	4,085	247
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000)(f)	Sept. 2037	3,078	(2,921)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000)(f)	Sept. 2037	8,365	(7,939)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000)(f)	Sept. 2037	1,874	(1,778)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)(g)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000)(f)

	Sept. 2037	$ 6,257	$ (5,938)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000)(f)	Sept. 2037	3,413	(3,239)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000)(f)	Sept. 2037	5,588	(5,303)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-C)(f)	Oct. 2034	492	(209)
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(f)	August 2034	509	(355)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(f)	April 2032	186	(126)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)(g)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C)(f)

	Oct. 2034	$ 649	$ (296)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(f)	Sept. 2034	502	(425)
		$ 59,998	$ (26,402)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $225,935,000 or 4.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $32,598,000.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 392
Fidelity Mortgage Backed Securities Central Fund	21,803
Fidelity Specialized High Income Central Fund	8,439
Total	$ 30,634
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 743,850	$ 21,803	$ -	$ 777,934	5.0%
Fidelity Specialized High Income Central Fund	123,706	8,439	-	140,165	30.1%
Total	$ 867,556	$ 30,242	$ -	$ 918,099
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,050,049	$ -	$ 1,050,049	$ -
U.S. Government and Government Agency Obligations	1,418,777	-	1,418,777	-
U.S. Government Agency - Mortgage Securities	1,357,039	-	1,357,039	-
Asset-Backed Securities	17,827	-	10,008	7,819
Collateralized Mortgage Obligations	15,504	-	13,826	1,678
Commercial Mortgage Securities	391,526	-	368,367	23,159
Municipal Securities	29,530	-	29,530	-
Fixed-Income Funds	918,099	918,099	-	-
Money Market Funds	313,590	313,590	-	-
Total Investments in Securities:	$ 5,511,941	$ 1,231,689	$ 4,247,596	$ 32,656
Derivative Instruments:
Assets
Swap Agreements	$ 2,127	$ -	$ 2,127	$ -
Liabilities
Swap Agreements	$ (28,529)	$ -	$ (27,118)	$ (1,411)
Total Derivative Instruments:	$ (26,402)	$ -	$ (24,991)	$ (1,411)
Other Financial Instruments:
TBA Sale Commitments	$ (111,254)	$ -	$ (111,254)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 2,127	$ (28,529)
Total Value of Derivatives	$ 2,127	$ (28,529)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,092,458)	$ 4,280,252
Fidelity Central Funds (cost $1,158,956)	1,231,689
Total Investments (cost $5,251,414)		$ 5,511,941
Receivable for investments sold, regular delivery		202,714
Receivable for TBA sale commitments		110,875
Receivable for swap agreements		10
Receivable for fund shares sold		4,553
Interest receivable		23,265
Distributions receivable from Fidelity Central Funds		68
Swap agreements, at value		2,127
Other receivables		125
Total assets		5,855,678

Liabilities
Payable for investments purchased Regular delivery	$ 89,727
Delayed delivery	441,420
TBA sale commitments, at value	111,254
Payable for swap agreements	3,199
Payable for fund shares redeemed	3,250
Distributions payable	940
Swap agreements, at value	28,529
Accrued management fee	1,350
Distribution and service plan fees payable	72
Other affiliated payables	593
Other payables and accrued expenses	123
Total liabilities		680,457

Net Assets		$ 5,175,221
Net Assets consist of:
Paid in capital		$ 5,148,263
Distributions in excess of net investment income		(1,047)
Accumulated undistributed net realized gain (loss) on investments		(204,679)
Net unrealized appreciation (depreciation) on investments		232,684
Net Assets		$ 5,175,221

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($109,812 ÷ 13,764.6 shares)	$ 7.98

Maximum offering price per share (100/96.00 of $7.98)	$ 8.31
Class T: Net Asset Value and redemption price per share ($38,750 ÷ 4,854.7 shares)	$ 7.98

Maximum offering price per share (100/96.00 of $7.98)	$ 8.31
Class B: Net Asset Value and offering price per share ($6,611 ÷ 827.7 shares)A	$ 7.99

Class C: Net Asset Value and offering price per share ($43,786 ÷ 5,481.2 shares)A	$ 7.99

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($4,876,089 ÷ 610,789.8 shares)	$ 7.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($100,173 ÷ 12,535.1 shares)	$ 7.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Dividends		$ 243
Interest		140,542
Income from Fidelity Central Funds		30,634
Total income		171,419

Expenses
Management fee	$ 15,747
Transfer agent fees	5,188
Distribution and service plan fees	817
Fund wide operations fee	1,673
Independent trustees' compensation	18
Miscellaneous	15
Total expenses before reductions	23,458
Expense reductions	(1)	23,457
Net investment income (loss)		147,962
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	218,502
Swap agreements	(19,359)
Total net realized gain (loss)		199,143
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,635)
Swap agreements	16,968
Delayed delivery commitments	(1,578)
Total change in net unrealized appreciation (depreciation)		(245)
Net gain (loss)		198,898
Net increase (decrease) in net assets resulting from operations		$ 346,860

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 147,962	$ 200,231
Net realized gain (loss)	199,143	237,836
Change in net unrealized appreciation (depreciation)	(245)	(142,765)
Net increase (decrease) in net assets resulting from operations	346,860	295,302
Distributions to shareholders from net investment income	(144,505)	(191,850)
Share transactions - net increase (decrease)	34,097	(2,812,930)
Total increase (decrease) in net assets	236,452	(2,709,478)

Net Assets
Beginning of period	4,938,769	7,648,247
End of period (including distributions in excess of net investment income of $1,047 and undistributed net investment income of $4,825, respectively)	$ 5,175,221	$ 4,938,769

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18
Income from Investment Operations
Net investment income (loss) C	.207	.220	.254	.303	.331
Net realized and unrealized gain (loss)	.315	.183	.566	.007	(.303)
Total from investment operations	.522	.403	.820	.310	.028
Distributions from net investment income	(.202)	(.213)	(.240)	(.310)	(.311)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.202)	(.213)	(.240)	(.310)	(.318)
Net asset value, end of period	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89
Total Return A,B	6.91%	5.49%	12.10%	4.89%	.36%
Ratios to Average Net Assets D,F
Expenses before reductions	.78%	.78%	.77%	.79%	.80%
Expenses net of fee waivers, if any	.78%	.78%	.77%	.79%	.80%
Expenses net of all reductions	.78%	.78%	.77%	.79%	.80%
Net investment income (loss)	2.66%	2.94%	3.55%	4.67%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 101	$ 173	$ 145	$ 79
Portfolio turnover rate E	276%	275% H	174% I	119% G,I	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18
Income from Investment Operations
Net investment income (loss) C	.205	.218	.252	.302	.332
Net realized and unrealized gain (loss)	.314	.182	.555	.016	(.303)
Total from investment operations	.519	.400	.807	.318	.029
Distributions from net investment income	(.199)	(.210)	(.237)	(.308)	(.312)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.199)	(.210)	(.237)	(.308)	(.319)
Net asset value, end of period	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89
Total Return A,B	6.88%	5.46%	11.90%	5.02%	.36%
Ratios to Average Net Assets D,F
Expenses before reductions	.81%	.81%	.80%	.82%	.80%
Expenses net of fee waivers, if any	.81%	.81%	.80%	.82%	.80%
Expenses net of all reductions	.81%	.81%	.80%	.82%	.79%
Net investment income (loss)	2.63%	2.91%	3.51%	4.65%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 38	$ 53	$ 46	$ 53
Portfolio turnover rate E	276%	275% H	174% I	119% G,I	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19
Income from Investment Operations
Net investment income (loss) C	.151	.165	.201	.257	.281
Net realized and unrealized gain (loss)	.314	.182	.566	.016	(.313)
Total from investment operations	.465	.347	.767	.273	(.032)
Distributions from net investment income	(.145)	(.157)	(.187)	(.263)	(.261)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.145)	(.157)	(.187)	(.263)	(.268)
Net asset value, end of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89
Total Return A,B	6.14%	4.71%	11.26%	4.29%	(.49)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.50%	1.51%	1.51%	1.51%	1.50%
Expenses net of fee waivers, if any	1.50%	1.51%	1.51%	1.51%	1.50%
Expenses net of all reductions	1.50%	1.51%	1.51%	1.51%	1.50%
Net investment income (loss)	1.94%	2.21%	2.81%	3.95%	3.96%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 12	$ 11	$ 9
Portfolio turnover rate E	276%	275% H	174% I	119% G,I	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Income from Investment Operations
Net investment income (loss) C	.149	.164	.200	.255	.278
Net realized and unrealized gain (loss)	.315	.182	.566	.005	(.304)
Total from investment operations	.464	.346	.766	.260	(.026)
Distributions from net investment income	(.144)	(.156)	(.186)	(.260)	(.257)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.144)	(.156)	(.186)	(.260)	(.264)
Net asset value, end of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Total Return A,B	6.11%	4.70%	11.24%	4.09%	(.40)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.52%	1.53%	1.52%	1.55%	1.55%
Expenses net of fee waivers, if any	1.52%	1.53%	1.52%	1.55%	1.55%
Expenses net of all reductions	1.52%	1.53%	1.52%	1.55%	1.55%
Net investment income (loss)	1.92%	2.19%	2.79%	3.91%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 31	$ 35	$ 27	$ 14
Portfolio turnover rate E	276%	275% H	174% I	119% G,I	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19
Income from Investment Operations
Net investment income (loss) B	.233	.245	.277	.326	.356
Net realized and unrealized gain (loss)	.304	.192	.556	.015	(.313)
Total from investment operations	.537	.437	.833	.341	.043
Distributions from net investment income	(.227)	(.237)	(.263)	(.331)	(.336)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.227)	(.237)	(.263)	(.331)	(.343)
Net asset value, end of period	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89
Total Return A	7.12%	5.97%	12.29%	5.39%	.57%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.46%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.46%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.46%	.44%
Net investment income (loss)	2.99%	3.27%	3.86%	5.00%	5.02%
Supplemental Data
Net assets, end of period (in millions)	$ 4,876	$ 4,670	$ 7,345	$ 5,951	$ 9,814
Portfolio turnover rate D	276%	275% G	174% H	119% F,H	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Income from Investment Operations
Net investment income (loss) B	.229	.240	.274	.322	.353
Net realized and unrealized gain (loss)	.315	.184	.565	.005	(.303)
Total from investment operations	.544	.424	.839	.327	.050
Distributions from net investment income	(.224)	(.234)	(.259)	(.327)	(.333)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.224)	(.234)	(.259)	(.327)	(.340)
Net asset value, end of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Total Return A	7.20%	5.79%	12.38%	5.16%	.66%
Ratios to Average Net Assets C,E
Expenses before reductions	.50%	.48%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.50%	.48%	.50%	.53%	.50%
Expenses net of all reductions	.50%	.48%	.50%	.53%	.49%
Net investment income (loss)	2.94%	3.24%	3.82%	4.94%	4.97%
Supplemental Data
Net assets, end of period (in millions)	$ 100	$ 91	$ 30	$ 27	$ 34
Portfolio turnover rate D	276%	275% G	174% H	119% F,H	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 193,623
Gross unrealized depreciation	(30,519)
Net unrealized appreciation (depreciation) on securities and other investments	$ 163,104

Tax Cost	$ 5,348,837

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (97,636)
Net unrealized appreciation (depreciation)	$ 135,319

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (97,636)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 144,505	$ 191,850

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Annual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (19,359)	$ 16,968

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $747,522 and $865,054, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 265	$ 10
Class T	-%	.25%	97	2
Class B	.65%	.25%	67	48
Class C	.75%	.25%	388	79
			$ 817	$ 139

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	9
Class B*	16
Class C*	4
$ 53

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 189.18
Class T	80.21
Class B	19.25
Class C	66.17
Investment Grade Bond	4,701.10
Institutional Class	133.15
	$ 5,188

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $100.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 2,753	$ 4,429
Class T	995	1,275
Class B	142	205
Class C	703	628
Investment Grade Bond	137,321	184,242
Institutional Class	2,591	1,071
Total	$ 144,505	$ 191,850

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	5,849	7,437	$ 45,371	$ 55,663
Reinvestment of distributions	288	350	2,244	2,623
Shares redeemed	(5,555)	(17,751)	(43,061)	(133,401)
Net increase (decrease)	582	(9,964)	$ 4,554	$ (75,115)
Class T
Shares sold	1,474	1,842	$ 11,437	$ 13,751
Reinvestment of distributions	115	154	893	1,153
Shares redeemed	(1,732)	(4,071)	(13,458)	(30,448)
Net increase (decrease)	(143)	(2,075)	$ (1,128)	$ (15,544)
Class B
Shares sold	145	234	$ 1,129	$ 1,754
Reinvestment of distributions	13	19	98	146
Shares redeemed	(402)	(772)	(3,124)	(5,767)
Net increase (decrease)	(244)	(519)	$ (1,897)	$ (3,867)
Class C
Shares sold	2,532	1,331	$ 19,665	$ 10,087
Reinvestment of distributions	75	68	588	507
Shares redeemed	(1,156)	(2,050)	(9,014)	(15,297)
Net increase (decrease)	1,451	(651)	$ 11,239	$ (4,703)
Investment Grade Bond
Shares sold	151,341	310,968	$ 1,175,997	$ 2,323,412
Reinvestment of distributions	16,305	22,688	126,954	169,928
Shares redeemed	(165,962)	(707,179) A	(1,287,314)	(5,266,058) A
Net increase (decrease)	1,684	(373,523)	$ 15,637	$ (2,772,718)

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Institutional Class
Shares sold	5,413	9,656	$ 42,149	$ 73,244
Reinvestment of distributions	106	101	827	757
Shares redeemed	(4,813)	(2,000)	(37,284)	(14,984)
Net increase (decrease)	706	7,757	$ 5,692	$ 59,017

A Amount includes in-kind redemptions

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to change in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $89,675,120 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGB-UANN-1012
1.784723.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Institutional Class

Annual Report

August 31, 2012

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class	7.20%	6.17%	5.19%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Investment Grade Bond Fund - Institutional Class on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor® Investment Grade Bond Fund: For the year, the fund's Institutional Class shares returned 7.20%, well ahead of the Barclays® index. The fund benefited from good security selection and an overweighting in corporate bonds. An overweighting in commercial mortgage-backed securities (CMBS) also helped. Among Treasuries, our emphasis on 10- and 30-year bonds proved very effective, as these securities outpaced their shorter-dated counterparts. In fact, this yield-curve positioning enabled the fund to more than make up for what was lost through its large underweighting in Treasury debt, which enjoyed pockets of strength. An out-of-benchmark stake in Treasury Inflation-Protected Securities (TIPS) further added to results. In contrast, maintaining underweightings in local authority bonds - such as those issued by the states of California and Illinois - and unsecured government-agency bonds modestly detracted from performance. In both cases, these segments outpaced the index, and it would have been helpful to have had more exposure. But we had a good reason to de-emphasize those securities - we knew we couldn't own everything, and we saw better investment potential elsewhere.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,037.00	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 3.96
Class T	.80%
Actual		$ 1,000.00	$ 1,036.80	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,021.11	$ 4.06
Class B	1.49%
Actual		$ 1,000.00	$ 1,033.20	$ 7.62
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.56
Class C	1.51%
Actual		$ 1,000.00	$ 1,033.10	$ 7.72
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.66
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,038.70	$ 2.31
Hypothetical A		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,038.40	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 66.2%	U.S. Government and U.S. Government Agency Obligations 65.5%
AAA 1.4%	AAA 2.4%
AA 4.6%	AA 3.3%
A 4.9%	A 4.4%
BBB 15.6%	BBB 15.0%
BB and Below 5.0%	BB and Below 5.4%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 2.2%	Short-Term Investments and Net Other Assets (Liabilities) 3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	6.6	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.7	5.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Corporate Bonds 22.7%		Corporate Bonds 23.8%
	U.S. Government and U.S. Government Agency Obligations 66.2%		U.S. Government and U.S. Government Agency Obligations 65.5%
	Asset-Backed Securities 0.3%		Asset-Backed Securities 0.4%
	CMOs and Other Mortgage Related Securities 7.9%		CMOs and Other Mortgage Related Securities 5.7%
	Municipal Bonds 0.6%		Municipal Bonds 0.4%
	Other Investments 0.1%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 2.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.9%
* Foreign investments	2.6%	** Foreign investments	3.4%
* Futures and Swaps	(0.8)%	** Futures and Swaps	(0.7)%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Media - 1.6%
Comcast Corp.:
3.125% 7/15/22	$ 2,070	$ 2,163
4.65% 7/15/42	3,785	4,042
5.15% 3/1/20	5,596	6,665
5.7% 5/15/18	6,385	7,725
6.5% 1/15/17	4,125	4,995
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,454
6.4% 4/30/40	5,000	6,488
News America Holdings, Inc. 7.75% 12/1/45	3,733	5,076
News America, Inc. 6.15% 2/15/41	2,347	2,888
Time Warner Cable, Inc.:
4% 9/1/21	17,000	18,621
4.5% 9/15/42	3,986	3,969
6.75% 7/1/18	5,587	6,991
Time Warner, Inc. 6.2% 3/15/40	5,000	6,146
		82,223
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Beam, Inc.:
1.875% 5/15/17	1,038	1,060
3.25% 5/15/22	1,231	1,276
FBG Finance Ltd. 5.125% 6/15/15 (c)	5,189	5,737
Fortune Brands, Inc.:
5.375% 1/15/16	470	535
5.875% 1/15/36	2,924	3,498
6.375% 6/15/14	2,462	2,693
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,930	4,265
		19,064
Food Products - 0.2%
Kraft Foods, Inc.:
6.125% 2/1/18	3,631	4,419
6.5% 8/11/17	4,718	5,801
6.5% 2/9/40	992	1,368
		11,588
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,593
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.25% 8/9/42	$ 3,603	$ 3,522
9.25% 8/6/19	5,257	7,497
9.7% 11/10/18	5,570	7,997
Reynolds American, Inc.:
6.75% 6/15/17	7,156	8,670
7.25% 6/15/37	9,654	12,382
		43,661
TOTAL CONSUMER STAPLES		74,313
ENERGY - 2.5%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (c)	4,849	5,141
5.35% 3/15/20 (c)	4,973	5,455
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,460
5% 10/1/21	3,162	3,456
Transocean, Inc.:
5.05% 12/15/16	3,231	3,579
6.375% 12/15/21	4,266	5,142
		29,233
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,602	16,266
Apache Corp. 3.25% 4/15/22	3,139	3,369
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,079
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,952
Nakilat, Inc. 6.067% 12/31/33 (c)	2,634	3,115
Petro-Canada 6.05% 5/15/18	1,963	2,393
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,980
5.375% 1/27/21	6,755	7,517
5.75% 1/20/20	4,534	5,109
Petroleos Mexicanos:
4.875% 1/24/22 (c)	4,590	5,152
5.5% 6/27/44 (c)	5,030	5,470
6.5% 6/2/41 (c)	6,279	7,802
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66:
4.3% 4/1/22 (c)	$ 4,638	$ 5,054
5.875% 5/1/42 (c)	3,971	4,694
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	821
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (c)	3,906	4,209
6.75% 9/30/19 (c)	2,556	3,169
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,044
4.6% 6/15/21	1,124	1,221
Western Gas Partners LP 5.375% 6/1/21	6,237	6,927
Williams Partners LP 4.125% 11/15/20	1,029	1,115
		101,458
TOTAL ENERGY		130,691
FINANCIALS - 10.0%
Capital Markets - 1.2%
BlackRock, Inc. 3.375% 6/1/22	2,998	3,172
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	6,014
5.75% 1/24/22	4,096	4,523
5.95% 1/18/18	4,817	5,419
6.75% 10/1/37	9,413	9,814
Lazard Group LLC:
6.85% 6/15/17	2,464	2,780
7.125% 5/15/15	7,737	8,490
Morgan Stanley:
4.75% 4/1/14	1,376	1,416
5.5% 7/28/21	4,856	4,982
5.75% 1/25/21	1,847	1,909
6.625% 4/1/18	7,981	8,815
7.3% 5/13/19	4,777	5,391
		62,725
Commercial Banks - 1.8%
Bank of America NA 5.3% 3/15/17	3,698	4,025
Credit Suisse New York Branch 6% 2/15/18	8,405	9,335
Discover Bank:
7% 4/15/20	3,008	3,540
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Discover Bank: - continued
8.7% 11/18/19	$ 5,944	$ 7,526
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,228
8.25% 3/1/38	2,385	3,334
Fifth Third Bank 4.75% 2/1/15	949	1,012
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	3,533	3,533
HBOS PLC 6.75% 5/21/18 (c)	3,056	3,015
HSBC Holdings PLC 4% 3/30/22	4,489	4,816
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,906
JPMorgan Chase Bank 6% 10/1/17	5,986	7,048
KeyBank NA 6.95% 2/1/28	1,344	1,614
Marshall & Ilsley Bank 5% 1/17/17	6,464	7,246
Regions Bank:
6.45% 6/26/37	9,230	9,242
7.5% 5/15/18	10,077	11,740
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,162
7.75% 11/10/14	4,705	5,212
Wachovia Corp. 4.875% 2/15/14	4,283	4,528
		92,062
Consumer Finance - 0.1%
Discover Financial Services 5.2% 4/27/22	4,096	4,357
Diversified Financial Services - 1.6%
Bank of America Corp.:
3.875% 3/22/17	3,343	3,523
5.65% 5/1/18	3,745	4,184
5.75% 12/1/17	9,833	10,996
6.5% 8/1/16	5,430	6,193
Capital One Capital V 10.25% 8/15/39	4,709	4,850
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,216
5.875% 1/30/42	3,861	4,541
6.125% 5/15/18	10,778	12,501
6.5% 8/19/13	1,317	1,385
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,527
4.35% 8/15/21	5,680	6,229
4.5% 1/24/22	4,927	5,475
4.95% 3/25/20	8,888	10,185
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,439	$ 1,560
5.15% 3/15/20	2,067	2,409
		82,774
Insurance - 1.8%
American International Group, Inc. 4.875% 9/15/16	3,411	3,739
Aon Corp.:
3.125% 5/27/16	4,835	5,107
5% 9/30/20	2,135	2,448
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,756
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(h)	10,398	10,606
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,757	5,116
6.625% 4/15/42	3,431	3,863
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	5,273	5,538
6.7% 8/15/16 (c)	7,459	8,453
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,304
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	2,736	3,120
MetLife, Inc. 6.75% 6/1/16	4,485	5,364
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,357	5,933
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,083
5.8% 11/16/41	3,662	4,198
6.2% 11/15/40	1,810	2,134
Symetra Financial Corp. 6.125% 4/1/16 (c)	4,900	5,331
Unum Group:
5.625% 9/15/20	4,155	4,590
5.75% 8/15/42	4,100	4,228
		92,911
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,555
Boston Properties, Inc. 3.85% 2/1/23	3,385	3,544
Camden Property Trust 5.375% 12/15/13	1,818	1,908
DDR Corp. 4.625% 7/15/22	1,801	1,868
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,805
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 4/1/17	$ 2,623	$ 3,071
9.625% 3/15/16	3,987	4,874
Duke Realty LP:
4.375% 6/15/22	2,822	2,950
4.625% 5/15/13	317	323
5.4% 8/15/14	5,135	5,478
5.5% 3/1/16	5,038	5,525
5.95% 2/15/17	1,536	1,728
6.25% 5/15/13	3,807	3,922
6.5% 1/15/18	5,065	5,873
Equity One, Inc.:
5.375% 10/15/15	585	631
6% 9/15/17	3,250	3,616
6.25% 12/15/14	2,985	3,236
6.25% 1/15/17	2,136	2,382
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,761
5.9% 4/1/20	1,389	1,663
6.2% 1/15/17	1,215	1,414
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,103
6.65% 1/15/18	2,600	2,885
UDR, Inc. 5.5% 4/1/14	6,383	6,734
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,866
		76,715
Real Estate Management & Development - 2.0%
AMB Property LP:
5.9% 8/15/13	4,537	4,698
6.3% 6/1/13	4,607	4,757
BioMed Realty LP:
3.85% 4/15/16	5,000	5,226
4.25% 7/15/22	2,226	2,324
6.125% 4/15/20	1,872	2,184
Brandywine Operating Partnership LP 5.7% 5/1/17	2,243	2,450
Colonial Properties Trust 5.5% 10/1/15	5,995	6,396
Colonial Realty LP 6.05% 9/1/16	4,436	4,856
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,825
ERP Operating LP:
4.625% 12/15/21	9,810	11,252
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.2% 4/1/13	$ 6,349	$ 6,501
5.5% 10/1/12	6,078	6,098
5.75% 6/15/17	1,259	1,483
Liberty Property LP:
4.125% 6/15/22	2,421	2,512
5.5% 12/15/16	3,158	3,542
6.625% 10/1/17	3,709	4,359
Mack-Cali Realty LP 4.5% 4/18/22	1,473	1,561
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,626
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	6,741	6,877
5.5% 1/15/14 (c)	4,505	4,613
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,310
Tanger Properties LP:
6.125% 6/1/20	4,725	5,607
6.15% 11/15/15	9,117	10,178
		107,235
TOTAL FINANCIALS		518,779
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	5,656	6,185
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc.:
3.5% 11/15/16 (c)	7,074	7,592
4.75% 11/15/21 (c)	5,135	5,926
Express Scripts, Inc.:
3.125% 5/15/16	4,472	4,755
6.25% 6/15/14	1,557	1,701
		19,974
TOTAL HEALTH CARE		26,159
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
United Technologies Corp. 3.1% 6/1/22	5,019	5,343
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	$ 1,087	$ 1,181
6.795% 2/2/20	298	298
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,856	1,939
8.36% 1/20/19	6,959	7,550
		10,968
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,984	3,253
TOTAL INDUSTRIALS		19,564
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,008
6.55% 10/1/17	2,421	2,927
		7,935
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,765	1,855
TOTAL INFORMATION TECHNOLOGY		9,790
MATERIALS - 0.6%
Chemicals - 0.5%
Dow Chemical Co.:
4.125% 11/15/21	4,654	5,099
4.25% 11/15/20	2,512	2,767
7.6% 5/15/14	13,026	14,455
		22,321
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	5,087	5,489
TOTAL MATERIALS		27,810
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.8% 5/15/36	5,000	6,840
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 4,203	$ 5,714
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,257
6.45% 6/15/21	2,015	2,250
Embarq Corp. 7.995% 6/1/36	2,427	2,687
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,520
		27,268
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV:
2.375% 9/8/16	6,904	7,170
3.125% 7/16/22	3,499	3,589
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,399
		18,158
TOTAL TELECOMMUNICATION SERVICES		45,426
UTILITIES - 2.2%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,705
Duke Capital LLC 5.668% 8/15/14	6,310	6,802
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,318	3,745
6.4% 9/15/20 (c)	9,167	10,594
Edison International 3.75% 9/15/17	3,716	3,973
FirstEnergy Corp. 7.375% 11/15/31	6,758	8,918
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,255	3,622
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,274
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,655
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,060
		57,348
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,894	3,408
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,633
		5,041
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC: - continued
6.5% 5/1/18	$ 5,351	$ 6,338
PSEG Power LLC 2.75% 9/15/16	1,192	1,244
		10,456
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
2.7606% 9/30/66 (h)	5,579	5,079
7.5% 6/30/66 (h)	3,654	3,951
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,280
5.25% 2/15/43	3,415	3,782
5.4% 7/15/14	1,393	1,497
5.45% 9/15/20	1,461	1,669
5.8% 2/1/42	2,709	3,223
5.95% 6/15/41	4,935	5,915
6.4% 3/15/18	4,529	5,421
Sempra Energy 2.3% 4/1/17	5,159	5,396
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,001	4,236
		42,449
TOTAL UTILITIES		115,294
TOTAL NONCONVERTIBLE BONDS (Cost $946,391)		1,050,049
U.S. Government and Government Agency Obligations - 27.4%

U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	71,441	78,481
2.125% 2/15/40	8	12
2.125% 2/15/41	20,032	29,684
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		108,177
U.S. Treasury Obligations - 25.3%
U.S. Treasury Bonds:
2.75% 8/15/42	34,971	35,523
3% 5/15/42	113,408	121,382
3.125% 2/15/42	28,021	30,749
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.25% 4/30/14 (e)	$ 44,617	$ 44,634
0.25% 6/30/14	153,653	153,719
0.5% 7/31/17	51,880	51,673
0.75% 6/30/17	129,437	130,529
1% 1/15/14	261,826	264,649
1.625% 8/15/22	220,320	221,766
1.75% 5/15/22	82,259	83,981
1.875% 10/31/17	24,112	25,625
2% 2/15/22	139,858	146,370
TOTAL U.S. TREASURY OBLIGATIONS		1,310,600
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,404,337)		1,418,777
U.S. Government Agency - Mortgage Securities - 26.2%

Fannie Mae - 17.1%
2.558% 6/1/36 (h)	138	148
2.777% 7/1/37 (h)	376	404
2.849% 2/1/35 (h)	2,541	2,730
3% 4/1/27 to 8/1/42	23,484	24,794
3% 9/1/27 (d)	7,100	7,492
3% 9/1/42 (d)	1,800	1,868
3% 9/1/42 (d)	600	623
3% 9/1/42 (d)	39,100	40,573
3% 9/1/42 (d)	34,600	35,903
3% 9/1/42 (d)	6,300	6,537
3% 10/1/42 (d)	136,200	140,797
3.5% 1/1/41 to 8/1/42	73,554	78,549
3.5% 7/1/42	300	320
3.5% 7/1/42	434	464
3.5% 8/1/42	556	594
3.5% 8/1/42	514	549
3.5% 9/1/42 (d)	31,600	33,506
3.5% 9/1/42 (d)	2,700	2,863
3.5% 9/1/42 (d)	5,300	5,620
4% 9/1/26 to 7/1/42	116,593	126,275
4% 9/1/41	204	220
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 10/1/41	$ 1,713	$ 1,862
4% 9/1/42 (d)	35,000	37,532
4% 9/1/42 (d)	39,600	42,465
4.5% 6/1/18 to 11/1/41	81,457	89,218
4.5% 9/1/42 (d)	14,400	15,586
4.5% 9/1/42 (d)	2,400	2,598
5% 4/1/18 to 6/1/40	12,748	13,961
5% 9/1/42 (d)	13,300	14,526
5% 9/1/42 (d)	1,000	1,092
5.5% 7/1/28 to 12/1/38	79,559	87,860
6% 3/1/22 to 7/1/41	59,114	65,534
6.5% 2/1/36	156	175
TOTAL FANNIE MAE		883,238
Freddie Mac - 5.3%
3.454% 10/1/35 (h)	195	209
3.5% 4/1/32 to 6/1/42	35,871	38,126
4% 6/1/24 to 4/1/42	31,809	34,657
4% 9/1/41	870	946
4% 9/1/42 (d)	9,000	9,629
4.5% 7/1/25 to 10/1/41	77,099	84,362
4.5% 9/1/42 (d)	2,000	2,153
5% 1/1/35 to 4/1/41	50,273	54,973
5.5% 12/1/27 to 1/1/40	38,706	42,164
6% 7/1/37 to 8/1/37	2,727	3,001
6.5% 9/1/39	3,792	4,250
TOTAL FREDDIE MAC		274,470
Ginnie Mae - 3.8%
3% 10/1/42 (d)	34,600	36,244
3.5% 11/15/41 to 3/15/42	8,818	9,593
3.5% 9/1/42 (d)	3,800	4,114
4% 1/15/25 to 11/15/41	35,516	38,791
4.5% 5/15/39 to 4/15/41	51,933	57,600
5% 3/15/39 to 9/15/41	34,689	38,788
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/20/28 to 12/15/38	$ 7,817	$ 8,745
6% 9/20/38	4,844	5,456
TOTAL GINNIE MAE		199,331
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,332,987)		1,357,039
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (h)	626	482
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (h)	193	157
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (h)	51	49
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(h)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.7395% 6/15/32 (c)(h)	5,883	3,030
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (h)	49	37
Series 2004-R2 Class M3, 0.7855% 4/25/34 (h)	69	27
Series 2005-R2 Class M1, 0.6855% 4/25/35 (h)	1,307	1,170
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (h)	30	24
Series 2004-W7 Class M1, 0.7855% 5/25/34 (h)	808	573
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (h)	824	249
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(c)(h)	5,160	0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (c)(h)	100	90
Class B, 0.987% 7/20/39 (c)(h)	355	159
Class C, 1.337% 7/20/39 (c)(h)	456	7
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (h)	1,140	454
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (h)	59	58
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,666	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4962% 3/25/32 (MGIC Investment Corp. Insured) (h)	$ 61	$ 19
Series 2004-3 Class M4, 1.2055% 4/25/34 (h)	101	46
Series 2004-4 Class M2, 1.0305% 6/25/34 (h)	372	214
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (h)	25	15
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (h)	231	142
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0605% 3/25/34 (h)	13	6
Fremont Home Loan Trust Series 2005-A Class M4, 1.2555% 1/25/35 (h)	231	30
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (c)(h)	2,174	894
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	651	628
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (c)(h)	125	117
Series 2006-2A:
Class A, 0.4195% 11/15/34 (c)(h)	912	785
Class B, 0.5195% 11/15/34 (c)(h)	330	229
Class C, 0.6195% 11/15/34 (c)(h)	547	312
Class D, 0.9895% 11/15/34 (c)(h)	261	81
GSAMP Trust Series 2004-AR1 Class B4, 4.4613% 6/25/34 (c)(h)	259	89
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (c)(h)	1,113	1,071
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (h)	171	133
Series 2003-3 Class M1, 1.5255% 8/25/33 (h)	430	360
Series 2003-5 Class A2, 0.9355% 12/25/33 (h)	21	17
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (h)	913	305
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (h)	913	838
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (h)	329	295
Series 2006-A Class 2C, 1.6106% 3/27/42 (h)	1,605	76
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	9	9
Class C, 5.691% 10/20/28 (c)	4	4
Class D, 6.01% 10/20/28 (c)	40	40
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (h)	496	4
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (h)	$ 74	$ 47
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (h)	240	160
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (h)	879	793
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (h)	1,549	1,247
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (h)	36	29
Series 2004-NC8 Class M6, 1.4855% 9/25/34 (h)	89	38
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (h)	253	153
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (h)	264	31
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (j)	5,500	72
Series 2006-4 Class D, 1.3355% 5/25/32 (h)	1,227	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (h)	903	583
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (b)(c)(h)	449	0
Series 2006-1A Class A, 1.637% 3/20/11 (b)(c)(h)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (h)	337	147
Class M4, 1.6855% 9/25/34 (h)	433	98
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (h)	3	3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (c)(h)	246	241
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (h)	805	488
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (h)	50	17
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	216	221
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (h)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (c)(h)	1,738	22
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	$ 704	$ 0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $20,509)		17,827
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,223	513
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (c)(h)	7	7
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	1,944	1,910
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (h)	634	611
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.417% 12/20/54 (h)	2,694	2,458
Class M1, 0.577% 12/20/54 (h)	710	618
Series 2007-1:
Class 1M1, 0.537% 12/20/54 (h)	894	778
Class 2M1, 0.737% 12/20/54 (h)	1,148	999
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (h)	341	270
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	1,277	1,351
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (h)	1,082	833
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (h)	490	313
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (h)	821	644
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (h)	1,181	960
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (c)(h)	597	475
Class B6, 3.0903% 7/10/35 (c)(h)	791	625
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (c)(h)	116	112
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	$ 194	$ 65
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (h)	22	19
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (h)	215	200
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (h)	2,027	1,743
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,886)		15,504
Commercial Mortgage Securities - 7.6%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (h)	127	128
Class PS1, 1.2297% 2/14/43 (h)(j)	780	23
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (h)	903	956
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,394
Series 2007-4 Class A3, 5.7921% 2/10/51 (h)	1,076	1,119
Series 2006-6 Class E, 5.619% 10/10/45 (c)	633	63
Series 2007-3:
Class A3, 5.6612% 6/10/49 (h)	1,828	1,864
Class A4, 5.6612% 6/10/49 (h)	2,283	2,611
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,172	1,205
Series 2005-1 Class A3, 4.877% 11/10/42	391	390
Series 2001-3 Class H, 6.562% 4/11/37 (c)	612	612
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	3,402	3,583
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (c)(h)	470	465
Class D, 0.5995% 3/15/22 (c)(h)	476	469
Class E, 0.6395% 3/15/22 (c)(h)	393	385
Class F, 0.7095% 3/15/22 (c)(h)	489	474
Class G, 0.7695% 3/15/22 (c)(h)	317	301
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (c)(h)	96	93
Class E, 0.4795% 10/15/19 (c)(h)	797	753
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1: - continued
Class F, 0.5495% 10/15/19 (c)(h)	$ 1,885	$ 1,772
Class G, 0.5695% 10/15/19 (c)(h)	1,257	1,169
Class H, 0.6095% 10/15/19 (c)(h)	1,388	1,221
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (c)(h)	47	34
Series 2004-1:
Class A, 0.5955% 4/25/34 (c)(h)	616	543
Class B, 2.1355% 4/25/34 (c)(h)	69	40
Class M1, 0.7955% 4/25/34 (c)(h)	69	49
Class M2, 1.4355% 4/25/34 (c)(h)	64	45
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (c)(h)	906	654
Class M1, 0.6655% 8/25/35 (c)(h)	60	35
Class M2, 0.7155% 8/25/35 (c)(h)	79	42
Class M3, 0.7355% 8/25/35 (c)(h)	54	27
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (c)(h)	320	252
Class M1, 0.6755% 11/25/35 (c)(h)	86	48
Class M2, 0.7255% 11/25/35 (c)(h)	65	35
Class M3, 0.7455% 11/25/35 (c)(h)	58	30
Class M4, 0.8355% 11/25/35 (c)(h)	72	34
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (c)(h)	803	569
Class B1, 1.6355% 1/25/36 (c)(h)	87	13
Class M1, 0.6855% 1/25/36 (c)(h)	259	160
Class M2, 0.7055% 1/25/36 (c)(h)	97	56
Class M3, 0.7355% 1/25/36 (c)(h)	142	76
Class M4, 0.8455% 1/25/36 (c)(h)	79	38
Class M5, 0.8855% 1/25/36 (c)(h)	79	26
Class M6, 0.9355% 1/25/36 (c)(h)	84	22
Series 2006-1:
Class A2, 0.5955% 4/25/36 (c)(h)	156	115
Class M1, 0.6155% 4/25/36 (c)(h)	94	56
Class M2, 0.6355% 4/25/36 (c)(h)	100	55
Class M3, 0.6555% 4/25/36 (c)(h)	86	44
Class M4, 0.7555% 4/25/36 (c)(h)	49	23
Class M5, 0.7955% 4/25/36 (c)(h)	47	17
Class M6, 0.8755% 4/25/36 (c)(h)	94	31
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (c)(h)	2,127	1,500
Class A2, 0.5155% 7/25/36 (c)(h)	138	97
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A: - continued
Class B1, 1.1055% 7/25/36 (c)(h)	$ 87	$ 12
Class B3, 2.9355% 7/25/36 (c)(h)	48	1
Class M1, 0.5455% 7/25/36 (c)(h)	144	47
Class M2, 0.5655% 7/25/36 (c)(h)	102	30
Class M3, 0.5855% 7/25/36 (c)(h)	84	19
Class M4, 0.6555% 7/25/36 (c)(h)	97	21
Class M5, 0.7055% 7/25/36 (c)(h)	70	13
Class M6, 0.7755% 7/25/36 (c)(h)	104	17
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (c)(h)	3	0*
Class M4, 0.6655% 10/25/36 (c)(h)	114	17
Class M5, 0.7155% 10/25/36 (c)(h)	136	9
Class M6, 0.7955% 10/25/36 (c)(h)	267	6
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (c)(h)	450	306
Class A2, 0.5055% 12/25/36 (c)(h)	2,284	1,064
Class B1, 0.9355% 12/25/36 (c)(h)	87	2
Class M1, 0.5255% 12/25/36 (c)(h)	183	38
Class M2, 0.5455% 12/25/36 (c)(h)	123	19
Class M3, 0.5755% 12/25/36 (c)(h)	124	17
Class M4, 0.6355% 12/25/36 (c)(h)	149	17
Class M5, 0.6755% 12/25/36 (c)(h)	136	11
Class M6, 0.7555% 12/25/36 (c)(h)	123	7
Series 2007-1 Class A2, 0.5055% 3/25/37 (c)(h)	483	260
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (c)(h)	1,282	722
Class A2, 0.5555% 7/25/37 (c)(h)	1,200	398
Class B1, 1.8355% 7/25/37 (c)(h)	170	2
Class M1, 0.6055% 7/25/37 (c)(h)	409	106
Class M2, 0.6455% 7/25/37 (c)(h)	267	32
Class M3, 0.7255% 7/25/37 (c)(h)	270	26
Class M4, 0.8855% 7/25/37 (c)(h)	449	36
Class M5, 0.9855% 7/25/37 (c)(h)	396	28
Class M6, 1.2355% 7/25/37 (c)(h)	503	25
Series 2007-3:
Class A2, 0.5255% 7/25/37 (c)(h)	477	242
Class B1, 1.1855% 7/25/37 (c)(h)	288	19
Class B2, 1.8355% 7/25/37 (c)(h)	695	38
Class M1, 0.5455% 7/25/37 (c)(h)	253	59
Class M2, 0.5755% 7/25/37 (c)(h)	270	48
Class M3, 0.6055% 7/25/37 (c)(h)	435	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3: - continued
Class M4, 0.7355% 7/25/37 (c)(h)	$ 685	$ 80
Class M5, 0.8355% 7/25/37 (c)(h)	347	35
Class M6, 1.0355% 7/25/37 (c)(h)	263	23
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (c)(h)	217	14
Class M2, 1.2855% 9/25/37 (c)(h)	217	11
Class M4, 1.8355% 9/25/37 (c)(h)	442	18
Class M5, 1.9855% 9/25/37 (c)(h)	442	14
Class M6, 2.1855% 9/25/37 (c)(h)	289	7
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (c)(h)	317	306
Class J, 1.0895% 3/15/19 (c)(h)	323	296
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (c)(h)	489	442
Class E, 0.5395% 3/15/22 (c)(h)	2,030	1,793
Class F, 0.5895% 3/15/22 (c)(h)	1,246	1,076
Class G, 0.6395% 3/15/22 (c)(h)	401	338
Class H, 0.7895% 3/15/22 (c)(h)	489	402
Class J, 0.9395% 3/15/22 (c)(h)	489	390
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	251	253
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (c)(h)(j)	14,447	118
Series 2006-T22 Class A4, 5.5391% 4/12/38 (h)	137	157
Series 2006-T24 Class X2, 0.4455% 10/12/41 (c)(h)(j)	1,956	9
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (c)(h)(j)	96,567	902
Series 2007-T28 Class X2, 0.1576% 9/11/42 (c)(h)(j)	51,956	276
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (c)(h)	445	385
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,287	1,327
Class XCL, 1.331% 5/15/35 (c)(h)(j)	5,498	107
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (c)(h)	71	70
Class H, 0.6093% 8/15/21 (c)(h)	261	249
Series 2007-FL3A Class A2, 0.3795% 4/15/22 (c)(h)	105	103
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (h)	700	717
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	$ 1,066	$ 1,127
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (h)	1,095	1,177
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	477
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (c)(h)	99	90
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (c)(h)	673	639
Class D, 0.5795% 11/15/17 (c)(h)	35	33
Class E, 0.6295% 11/15/17 (c)(h)	124	114
Class F, 0.6895% 11/15/17 (c)(h)	95	86
Class G, 0.7395% 11/15/17 (c)(h)	66	58
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (c)(h)	1,560	1,424
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,185
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	1,387	1,391
Class AJFX, 5.478% 2/5/19 (c)	3,272	3,276
Series 2006-C8 Class XP, 0.4663% 12/10/46 (h)(j)	9,253	57
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	2,190	2,444
Series 2007-C3 Class A4, 5.6792% 6/15/39 (h)	14,628	16,148
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (h)(j)	6,402	52
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	991	1,107
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (c)(h)	3,907	3,096
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (h)(j)	360	0*
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (c)(h)(j)	1,239	2
Series 2006-C1 Class A3, 5.4157% 2/15/39 (h)	3,911	4,003
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (c)(h)	414	388
Class C:
0.4095% 2/15/22 (c)(h)	1,180	1,093
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1: - continued
Class C: - continued
0.5095% 2/15/22 (c)(h)	$ 421	$ 382
Class F, 0.5595% 2/15/22 (c)(h)	843	756
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (h)(j)	19,902	111
Class B, 5.487% 2/15/40 (c)(h)	1,677	214
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	128	128
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	15,031
Series 2001-1 Class X1, 1.4912% 5/15/33 (c)(h)(j)	901	11
Series 2007-C1 Class XP, 0.1588% 12/10/49 (h)(j)	16,232	53
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (c)(h)	412	391
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	9,274	10,497
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (c)(h)(j)	26,107	134
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (c)(h)	248	246
Class F, 0.6858% 6/6/20 (c)(h)	528	521
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (c)(h)	1,041	1,031
Class D, 2.2018% 3/6/20 (c)(h)	6,868	6,804
Class F, 2.6334% 3/6/20 (c)(h)	107	106
Class G, 2.7903% 3/6/20 (c)(h)	54	54
Class H, 3.3004% 3/6/20 (c)(h)	479	476
Class J, 4.0852% 3/6/20 (c)(h)	686	683
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	327	332
Series 2007-GG10 Class A2, 5.778% 8/10/45	245	249
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (c)(h)	546	532
Class C, 0.4495% 11/15/18 (c)(h)	388	374
Class D, 0.4695% 11/15/18 (c)(h)	153	145
Class E, 0.5195% 11/15/18 (c)(h)	221	204
Class F, 0.5695% 11/15/18 (c)(h)	264	234
Class G, 0.5995% 11/15/18 (c)(h)	230	194
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2: - continued
Class H, 0.7395% 11/15/18 (c)(h)	$ 221	$ 177
sequential payer:
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (h)	349	367
Class A3, 5.336% 5/15/47	5,390	6,095
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (h)	8,520	9,877
Series 2007-LD11 Class A4, 5.8148% 6/15/49 (h)	32,944	37,479
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,608	1,621
Series 2006-CB17 Class A3, 5.45% 12/12/43	287	287
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (h)	93	31
Class C, 5.7337% 2/12/49 (h)	245	51
Class D, 5.7337% 2/12/49 (h)	257	53
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (h)	90	7
Class ES, 5.5652% 1/15/49 (c)(h)	566	26
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	148	149
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	60	60
Series 2006-C7 Class A2, 5.3% 11/15/38	636	647
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (h)(j)	5,850	40
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (h)(j)	2,187	13
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,371
Class XCP, 0.2615% 9/15/45 (h)(j)	88,099	577
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (c)(h)	351	334
Class E, 0.5295% 9/15/21 (c)(h)	1,265	1,170
Class F, 0.5795% 9/15/21 (c)(h)	723	651
Class G, 0.5995% 9/15/21 (c)(h)	3,017	2,640
Class H, 0.6395% 9/15/21 (c)(h)	369	310
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	993	1,012
Series 2005-LC1 Class F, 5.3733% 1/12/44 (c)(h)	953	626
Series 2006-C1 Class A2, 5.6141% 5/12/39 (h)	970	992
Series 2007-C1 Class A4, 5.8461% 6/12/50 (h)	4,145	4,677
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,742
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (h)	$ 110	$ 110
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	801	842
Series 2007-5:
Class A3, 5.364% 8/12/48	427	433
Class A4, 5.378% 8/12/48	14,095	15,599
Class B, 5.479% 8/12/48	3,285	807
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	6,699	7,456
Series 2007-7 Class A4, 5.7386% 6/12/50 (h)	3,832	4,190
Series 2006-4 Class XP, 0.617% 12/12/49 (h)(j)	18,646	257
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,095	274
Series 2007-7 Class B, 5.7386% 6/12/50 (h)	1,409	97
Series 2007-8 Class A3, 5.9634% 8/12/49 (h)	944	1,077
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (c)(h)	227	143
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (c)(h)	629	569
Class D, 0.43% 10/15/20 (c)(h)	422	374
Class E, 0.49% 10/15/20 (c)(h)	528	449
Class F, 0.54% 10/15/20 (c)(h)	397	330
Class G, 0.58% 10/15/20 (c)(h)	491	382
Class H, 0.67% 10/15/20 (c)(h)	309	201
Class J, 0.82% 10/15/20 (c)(h)	181	72
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,035	1,048
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (c)(h)(j)	5,032	5
Series 2006-T23 Class A3, 5.809% 8/12/41 (h)	559	580
Series 2007-HQ12 Class A4, 5.5967% 4/12/49 (h)	5,793	6,222
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	5,132	5,791
Class B, 5.7187% 4/15/49 (h)	269	80
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (c)(h)	1,099	945
Class F, 0.578% 9/15/21 (c)(h)	1,189	974
Class G, 0.598% 9/15/21 (c)(h)	1,126	878
Class J, 0.838% 9/15/21 (c)(h)	314	207
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater: - continued
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (c)(h)	$ 2,710	$ 1,995
Class LXR1, 0.9395% 6/15/20 (c)(h)	169	146
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	3,045
Series 2007-C30:
Class A3, 5.246% 12/15/43	349	353
Class A4, 5.305% 12/15/43	322	346
Class A5, 5.342% 12/15/43	36,522	40,427
Series 2007-C31:
Class A4, 5.509% 4/15/47	12,165	13,788
Class A5, 5.5% 4/15/47	7,650	8,497
Series 2007-C32 Class A3, 5.7418% 6/15/49 (h)	45,421	51,569
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(h)	652	651
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,011
Series 2005-C22:
Class B, 5.3564% 12/15/44 (h)	2,428	1,681
Class F, 5.3564% 12/15/44 (c)(h)	1,826	358
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	3,285	925
Class D, 5.513% 12/15/43 (h)	1,752	355
Class XP, 0.4723% 12/15/43 (c)(h)(j)	11,874	86
Series 2007-C31 Class C, 5.6821% 4/15/47 (h)	4,515	1,019
Series 2007-C31A Class A2, 5.421% 4/15/47	2,510	2,604
Series 2007-C32:
Class D, 5.7418% 6/15/49 (h)	823	222
Class E, 5.7418% 6/15/49 (h)	1,297	306
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 5.9003% 2/15/51 (h)	13,576	15,800
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $350,521)		391,526
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,835	1,905
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	770	1,000
7.3% 10/1/39	790	1,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.5% 4/1/34	$ 6,270	$ 8,169
7.55% 4/1/39	2,910	3,896
7.6% 11/1/40	4,495	6,092
7.625% 3/1/40	1,835	2,468
Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	930	1,040
5.1% 6/1/33	4,075	3,940
TOTAL MUNICIPAL SECURITIES (Cost $27,827)		29,530
Fixed-Income Funds - 17.7%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i)	7,080,499	777,934
Fidelity Specialized High Income Central Fund (i)	1,336,684	140,165
TOTAL FIXED-INCOME FUNDS (Cost $845,366)		918,099
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 0.17% (a) (Cost $313,590)	313,589,853	313,590
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $5,251,414)		5,511,941
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(336,720)
NET ASSETS - 100%		$ 5,175,221
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/42	$ (34,600)	(35,903)
3% 9/1/42	(6,900)	(7,160)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/42	$ (34,600)	$ (35,903)
3% 9/1/42	(6,300)	(6,538)
4.5% 9/1/42	(13,800)	(14,936)
TOTAL FANNIE MAE		(100,440)
Freddie Mac
4.5% 9/1/42	(2,000)	(2,154)
Ginnie Mae
3.5% 9/1/42	(5,300)	(5,737)
3.5% 9/1/42	(2,700)	(2,923)
TOTAL GINNIE MAE		(8,660)
TOTAL TBA SALE COMMITMENTS (Proceeds $110,875)		$ (111,254)
Swap Agreements
	Expiration Date	Notional Amount (000s)(g)
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(493,000))	Dec. 2018	$ 6,500	375
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(825,000))	Dec. 2018	6,500	574
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)(g)	Value (000s)
Credit Default Swaps - continued

Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(649,000))

	Dec. 2018	$ 6,500	$ 575
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(177,000))	March 2018	5,500	356
Receive from JPMorgan Chase, Inc. upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 5.125% 8/31/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(347,000))	March 2019	4,085	247
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000)(f)	Sept. 2037	3,078	(2,921)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000)(f)	Sept. 2037	8,365	(7,939)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000)(f)	Sept. 2037	1,874	(1,778)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)(g)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000)(f)

	Sept. 2037	$ 6,257	$ (5,938)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000)(f)	Sept. 2037	3,413	(3,239)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000)(f)	Sept. 2037	5,588	(5,303)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-C)(f)	Oct. 2034	492	(209)
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(f)	August 2034	509	(355)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(f)	April 2032	186	(126)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)(g)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C)(f)

	Oct. 2034	$ 649	$ (296)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(f)	Sept. 2034	502	(425)
		$ 59,998	$ (26,402)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $225,935,000 or 4.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $32,598,000.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 392
Fidelity Mortgage Backed Securities Central Fund	21,803
Fidelity Specialized High Income Central Fund	8,439
Total	$ 30,634
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 743,850	$ 21,803	$ -	$ 777,934	5.0%
Fidelity Specialized High Income Central Fund	123,706	8,439	-	140,165	30.1%
Total	$ 867,556	$ 30,242	$ -	$ 918,099
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,050,049	$ -	$ 1,050,049	$ -
U.S. Government and Government Agency Obligations	1,418,777	-	1,418,777	-
U.S. Government Agency - Mortgage Securities	1,357,039	-	1,357,039	-
Asset-Backed Securities	17,827	-	10,008	7,819
Collateralized Mortgage Obligations	15,504	-	13,826	1,678
Commercial Mortgage Securities	391,526	-	368,367	23,159
Municipal Securities	29,530	-	29,530	-
Fixed-Income Funds	918,099	918,099	-	-
Money Market Funds	313,590	313,590	-	-
Total Investments in Securities:	$ 5,511,941	$ 1,231,689	$ 4,247,596	$ 32,656
Derivative Instruments:
Assets
Swap Agreements	$ 2,127	$ -	$ 2,127	$ -
Liabilities
Swap Agreements	$ (28,529)	$ -	$ (27,118)	$ (1,411)
Total Derivative Instruments:	$ (26,402)	$ -	$ (24,991)	$ (1,411)
Other Financial Instruments:
TBA Sale Commitments	$ (111,254)	$ -	$ (111,254)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 2,127	$ (28,529)
Total Value of Derivatives	$ 2,127	$ (28,529)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,092,458)	$ 4,280,252
Fidelity Central Funds (cost $1,158,956)	1,231,689
Total Investments (cost $5,251,414)		$ 5,511,941
Receivable for investments sold, regular delivery		202,714
Receivable for TBA sale commitments		110,875
Receivable for swap agreements		10
Receivable for fund shares sold		4,553
Interest receivable		23,265
Distributions receivable from Fidelity Central Funds		68
Swap agreements, at value		2,127
Other receivables		125
Total assets		5,855,678

Liabilities
Payable for investments purchased Regular delivery	$ 89,727
Delayed delivery	441,420
TBA sale commitments, at value	111,254
Payable for swap agreements	3,199
Payable for fund shares redeemed	3,250
Distributions payable	940
Swap agreements, at value	28,529
Accrued management fee	1,350
Distribution and service plan fees payable	72
Other affiliated payables	593
Other payables and accrued expenses	123
Total liabilities		680,457

Net Assets		$ 5,175,221
Net Assets consist of:
Paid in capital		$ 5,148,263
Distributions in excess of net investment income		(1,047)
Accumulated undistributed net realized gain (loss) on investments		(204,679)
Net unrealized appreciation (depreciation) on investments		232,684
Net Assets		$ 5,175,221

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($109,812 ÷ 13,764.6 shares)	$ 7.98

Maximum offering price per share (100/96.00 of $7.98)	$ 8.31
Class T: Net Asset Value and redemption price per share ($38,750 ÷ 4,854.7 shares)	$ 7.98

Maximum offering price per share (100/96.00 of $7.98)	$ 8.31
Class B: Net Asset Value and offering price per share ($6,611 ÷ 827.7 shares)A	$ 7.99

Class C: Net Asset Value and offering price per share ($43,786 ÷ 5,481.2 shares)A	$ 7.99

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($4,876,089 ÷ 610,789.8 shares)	$ 7.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($100,173 ÷ 12,535.1 shares)	$ 7.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Dividends		$ 243
Interest		140,542
Income from Fidelity Central Funds		30,634
Total income		171,419

Expenses
Management fee	$ 15,747
Transfer agent fees	5,188
Distribution and service plan fees	817
Fund wide operations fee	1,673
Independent trustees' compensation	18
Miscellaneous	15
Total expenses before reductions	23,458
Expense reductions	(1)	23,457
Net investment income (loss)		147,962
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	218,502
Swap agreements	(19,359)
Total net realized gain (loss)		199,143
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,635)
Swap agreements	16,968
Delayed delivery commitments	(1,578)
Total change in net unrealized appreciation (depreciation)		(245)
Net gain (loss)		198,898
Net increase (decrease) in net assets resulting from operations		$ 346,860

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 147,962	$ 200,231
Net realized gain (loss)	199,143	237,836
Change in net unrealized appreciation (depreciation)	(245)	(142,765)
Net increase (decrease) in net assets resulting from operations	346,860	295,302
Distributions to shareholders from net investment income	(144,505)	(191,850)
Share transactions - net increase (decrease)	34,097	(2,812,930)
Total increase (decrease) in net assets	236,452	(2,709,478)

Net Assets
Beginning of period	4,938,769	7,648,247
End of period (including distributions in excess of net investment income of $1,047 and undistributed net investment income of $4,825, respectively)	$ 5,175,221	$ 4,938,769

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18
Income from Investment Operations
Net investment income (loss) C	.207	.220	.254	.303	.331
Net realized and unrealized gain (loss)	.315	.183	.566	.007	(.303)
Total from investment operations	.522	.403	.820	.310	.028
Distributions from net investment income	(.202)	(.213)	(.240)	(.310)	(.311)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.202)	(.213)	(.240)	(.310)	(.318)
Net asset value, end of period	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89
Total Return A,B	6.91%	5.49%	12.10%	4.89%	.36%
Ratios to Average Net Assets D,F
Expenses before reductions	.78%	.78%	.77%	.79%	.80%
Expenses net of fee waivers, if any	.78%	.78%	.77%	.79%	.80%
Expenses net of all reductions	.78%	.78%	.77%	.79%	.80%
Net investment income (loss)	2.66%	2.94%	3.55%	4.67%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 101	$ 173	$ 145	$ 79
Portfolio turnover rate E	276%	275% H	174% I	119% G,I	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18
Income from Investment Operations
Net investment income (loss) C	.205	.218	.252	.302	.332
Net realized and unrealized gain (loss)	.314	.182	.555	.016	(.303)
Total from investment operations	.519	.400	.807	.318	.029
Distributions from net investment income	(.199)	(.210)	(.237)	(.308)	(.312)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.199)	(.210)	(.237)	(.308)	(.319)
Net asset value, end of period	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89
Total Return A,B	6.88%	5.46%	11.90%	5.02%	.36%
Ratios to Average Net Assets D,F
Expenses before reductions	.81%	.81%	.80%	.82%	.80%
Expenses net of fee waivers, if any	.81%	.81%	.80%	.82%	.80%
Expenses net of all reductions	.81%	.81%	.80%	.82%	.79%
Net investment income (loss)	2.63%	2.91%	3.51%	4.65%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 38	$ 53	$ 46	$ 53
Portfolio turnover rate E	276%	275% H	174% I	119% G,I	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19
Income from Investment Operations
Net investment income (loss) C	.151	.165	.201	.257	.281
Net realized and unrealized gain (loss)	.314	.182	.566	.016	(.313)
Total from investment operations	.465	.347	.767	.273	(.032)
Distributions from net investment income	(.145)	(.157)	(.187)	(.263)	(.261)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.145)	(.157)	(.187)	(.263)	(.268)
Net asset value, end of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89
Total Return A,B	6.14%	4.71%	11.26%	4.29%	(.49)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.50%	1.51%	1.51%	1.51%	1.50%
Expenses net of fee waivers, if any	1.50%	1.51%	1.51%	1.51%	1.50%
Expenses net of all reductions	1.50%	1.51%	1.51%	1.51%	1.50%
Net investment income (loss)	1.94%	2.21%	2.81%	3.95%	3.96%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 12	$ 11	$ 9
Portfolio turnover rate E	276%	275% H	174% I	119% G,I	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Income from Investment Operations
Net investment income (loss) C	.149	.164	.200	.255	.278
Net realized and unrealized gain (loss)	.315	.182	.566	.005	(.304)
Total from investment operations	.464	.346	.766	.260	(.026)
Distributions from net investment income	(.144)	(.156)	(.186)	(.260)	(.257)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.144)	(.156)	(.186)	(.260)	(.264)
Net asset value, end of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Total Return A,B	6.11%	4.70%	11.24%	4.09%	(.40)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.52%	1.53%	1.52%	1.55%	1.55%
Expenses net of fee waivers, if any	1.52%	1.53%	1.52%	1.55%	1.55%
Expenses net of all reductions	1.52%	1.53%	1.52%	1.55%	1.55%
Net investment income (loss)	1.92%	2.19%	2.79%	3.91%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 31	$ 35	$ 27	$ 14
Portfolio turnover rate E	276%	275% H	174% I	119% G,I	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19
Income from Investment Operations
Net investment income (loss) B	.233	.245	.277	.326	.356
Net realized and unrealized gain (loss)	.304	.192	.556	.015	(.313)
Total from investment operations	.537	.437	.833	.341	.043
Distributions from net investment income	(.227)	(.237)	(.263)	(.331)	(.336)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.227)	(.237)	(.263)	(.331)	(.343)
Net asset value, end of period	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89
Total Return A	7.12%	5.97%	12.29%	5.39%	.57%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.46%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.46%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.46%	.44%
Net investment income (loss)	2.99%	3.27%	3.86%	5.00%	5.02%
Supplemental Data
Net assets, end of period (in millions)	$ 4,876	$ 4,670	$ 7,345	$ 5,951	$ 9,814
Portfolio turnover rate D	276%	275% G	174% H	119% F,H	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Income from Investment Operations
Net investment income (loss) B	.229	.240	.274	.322	.353
Net realized and unrealized gain (loss)	.315	.184	.565	.005	(.303)
Total from investment operations	.544	.424	.839	.327	.050
Distributions from net investment income	(.224)	(.234)	(.259)	(.327)	(.333)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.224)	(.234)	(.259)	(.327)	(.340)
Net asset value, end of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Total Return A	7.20%	5.79%	12.38%	5.16%	.66%
Ratios to Average Net Assets C,E
Expenses before reductions	.50%	.48%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.50%	.48%	.50%	.53%	.50%
Expenses net of all reductions	.50%	.48%	.50%	.53%	.49%
Net investment income (loss)	2.94%	3.24%	3.82%	4.94%	4.97%
Supplemental Data
Net assets, end of period (in millions)	$ 100	$ 91	$ 30	$ 27	$ 34
Portfolio turnover rate D	276%	275% G	174% H	119% F,H	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 193,623
Gross unrealized depreciation	(30,519)
Net unrealized appreciation (depreciation) on securities and other investments	$ 163,104

Tax Cost	$ 5,348,837

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (97,636)
Net unrealized appreciation (depreciation)	$ 135,319

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (97,636)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 144,505	$ 191,850

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels.

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (19,359)	$ 16,968

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $747,522 and $865,054, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 265	$ 10
Class T	-%	.25%	97	2
Class B	.65%	.25%	67	48
Class C	.75%	.25%	388	79
			$ 817	$ 139

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	9
Class B*	16
Class C*	4
$ 53

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 189.18
Class T	80.21
Class B	19.25
Class C	66.17
Investment Grade Bond	4,701.10
Institutional Class	133.15
	$ 5,188

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $100.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 2,753	$ 4,429
Class T	995	1,275
Class B	142	205
Class C	703	628
Investment Grade Bond	137,321	184,242
Institutional Class	2,591	1,071
Total	$ 144,505	$ 191,850

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	5,849	7,437	$ 45,371	$ 55,663
Reinvestment of distributions	288	350	2,244	2,623
Shares redeemed	(5,555)	(17,751)	(43,061)	(133,401)
Net increase (decrease)	582	(9,964)	$ 4,554	$ (75,115)
Class T
Shares sold	1,474	1,842	$ 11,437	$ 13,751
Reinvestment of distributions	115	154	893	1,153
Shares redeemed	(1,732)	(4,071)	(13,458)	(30,448)
Net increase (decrease)	(143)	(2,075)	$ (1,128)	$ (15,544)
Class B
Shares sold	145	234	$ 1,129	$ 1,754
Reinvestment of distributions	13	19	98	146
Shares redeemed	(402)	(772)	(3,124)	(5,767)
Net increase (decrease)	(244)	(519)	$ (1,897)	$ (3,867)
Class C
Shares sold	2,532	1,331	$ 19,665	$ 10,087
Reinvestment of distributions	75	68	588	507
Shares redeemed	(1,156)	(2,050)	(9,014)	(15,297)
Net increase (decrease)	1,451	(651)	$ 11,239	$ (4,703)
Investment Grade Bond
Shares sold	151,341	310,968	$ 1,175,997	$ 2,323,412
Reinvestment of distributions	16,305	22,688	126,954	169,928
Shares redeemed	(165,962)	(707,179) A	(1,287,314)	(5,266,058) A
Net increase (decrease)	1,684	(373,523)	$ 15,637	$ (2,772,718)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Institutional Class
Shares sold	5,413	9,656	$ 42,149	$ 73,244
Reinvestment of distributions	106	101	827	757
Shares redeemed	(4,813)	(2,000)	(37,284)	(14,984)
Net increase (decrease)	706	7,757	$ 5,692	$ 59,017

A Amount includes in-kind redemptions

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to change in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $89,675,120 of distributions paid during the period January 1, 2012, to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGBI-UANN-1012
1.784724.110

Fidelity®

Investment Grade Bond

Fund

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond Fund	7.12%	6.20%	5.21%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Fund, a class of the fund, on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Investment Grade Bond Fund: For the year, the fund's Retail Class shares returned 7.12%, well ahead of the Barclays® index. The fund benefited from good security selection and an overweighting in corporate bonds. An overweighting in commercial mortgage-backed securities (CMBS) also helped. Among Treasuries, our emphasis on 10- and 30-year bonds proved very effective, as these securities outpaced their shorter-dated counterparts. In fact, this yield-curve positioning enabled the fund to more than make up for what was lost through its large underweighting in Treasury debt, which enjoyed pockets of strength. An out-of-benchmark stake in Treasury Inflation-Protected Securities (TIPS) further added to results. In contrast, maintaining underweightings in local authority bonds - such as those issued by the states of California and Illinois - and unsecured government-agency bonds modestly detracted from performance. In both cases, these segments outpaced the index, and it would have been helpful to have had more exposure. But we had a good reason to de-emphasize those securities - we knew we couldn't own everything, and we saw better investment potential elsewhere.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,037.00	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 3.96
Class T	.80%
Actual		$ 1,000.00	$ 1,036.80	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,021.11	$ 4.06
Class B	1.49%
Actual		$ 1,000.00	$ 1,033.20	$ 7.62
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.56
Class C	1.51%
Actual		$ 1,000.00	$ 1,033.10	$ 7.72
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.66
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,038.70	$ 2.31
Hypothetical A		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,038.40	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 66.2%	U.S. Government and U.S. Government Agency Obligations 65.5%
AAA 1.4%	AAA 2.4%
AA 4.6%	AA 3.3%
A 4.9%	A 4.4%
BBB 15.6%	BBB 15.0%
BB and Below 5.0%	BB and Below 5.4%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 2.2%	Short-Term Investments and Net Other Assets (Liabilities) 3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	6.6	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.7	5.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Corporate Bonds 22.7%		Corporate Bonds 23.8%
	U.S. Government and U.S. Government Agency Obligations 66.2%		U.S. Government and U.S. Government Agency Obligations 65.5%
	Asset-Backed Securities 0.3%		Asset-Backed Securities 0.4%
	CMOs and Other Mortgage Related Securities 7.9%		CMOs and Other Mortgage Related Securities 5.7%
	Municipal Bonds 0.6%		Municipal Bonds 0.4%
	Other Investments 0.1%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 2.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.9%
* Foreign investments	2.6%	** Foreign investments	3.4%
* Futures and Swaps	(0.8)%	** Futures and Swaps	(0.7)%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Media - 1.6%
Comcast Corp.:
3.125% 7/15/22	$ 2,070	$ 2,163
4.65% 7/15/42	3,785	4,042
5.15% 3/1/20	5,596	6,665
5.7% 5/15/18	6,385	7,725
6.5% 1/15/17	4,125	4,995
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,454
6.4% 4/30/40	5,000	6,488
News America Holdings, Inc. 7.75% 12/1/45	3,733	5,076
News America, Inc. 6.15% 2/15/41	2,347	2,888
Time Warner Cable, Inc.:
4% 9/1/21	17,000	18,621
4.5% 9/15/42	3,986	3,969
6.75% 7/1/18	5,587	6,991
Time Warner, Inc. 6.2% 3/15/40	5,000	6,146
		82,223
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Beam, Inc.:
1.875% 5/15/17	1,038	1,060
3.25% 5/15/22	1,231	1,276
FBG Finance Ltd. 5.125% 6/15/15 (c)	5,189	5,737
Fortune Brands, Inc.:
5.375% 1/15/16	470	535
5.875% 1/15/36	2,924	3,498
6.375% 6/15/14	2,462	2,693
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,930	4,265
		19,064
Food Products - 0.2%
Kraft Foods, Inc.:
6.125% 2/1/18	3,631	4,419
6.5% 8/11/17	4,718	5,801
6.5% 2/9/40	992	1,368
		11,588
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,593
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.25% 8/9/42	$ 3,603	$ 3,522
9.25% 8/6/19	5,257	7,497
9.7% 11/10/18	5,570	7,997
Reynolds American, Inc.:
6.75% 6/15/17	7,156	8,670
7.25% 6/15/37	9,654	12,382
		43,661
TOTAL CONSUMER STAPLES		74,313
ENERGY - 2.5%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (c)	4,849	5,141
5.35% 3/15/20 (c)	4,973	5,455
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,460
5% 10/1/21	3,162	3,456
Transocean, Inc.:
5.05% 12/15/16	3,231	3,579
6.375% 12/15/21	4,266	5,142
		29,233
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,602	16,266
Apache Corp. 3.25% 4/15/22	3,139	3,369
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,079
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,952
Nakilat, Inc. 6.067% 12/31/33 (c)	2,634	3,115
Petro-Canada 6.05% 5/15/18	1,963	2,393
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,980
5.375% 1/27/21	6,755	7,517
5.75% 1/20/20	4,534	5,109
Petroleos Mexicanos:
4.875% 1/24/22 (c)	4,590	5,152
5.5% 6/27/44 (c)	5,030	5,470
6.5% 6/2/41 (c)	6,279	7,802
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66:
4.3% 4/1/22 (c)	$ 4,638	$ 5,054
5.875% 5/1/42 (c)	3,971	4,694
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	821
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (c)	3,906	4,209
6.75% 9/30/19 (c)	2,556	3,169
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,044
4.6% 6/15/21	1,124	1,221
Western Gas Partners LP 5.375% 6/1/21	6,237	6,927
Williams Partners LP 4.125% 11/15/20	1,029	1,115
		101,458
TOTAL ENERGY		130,691
FINANCIALS - 10.0%
Capital Markets - 1.2%
BlackRock, Inc. 3.375% 6/1/22	2,998	3,172
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	6,014
5.75% 1/24/22	4,096	4,523
5.95% 1/18/18	4,817	5,419
6.75% 10/1/37	9,413	9,814
Lazard Group LLC:
6.85% 6/15/17	2,464	2,780
7.125% 5/15/15	7,737	8,490
Morgan Stanley:
4.75% 4/1/14	1,376	1,416
5.5% 7/28/21	4,856	4,982
5.75% 1/25/21	1,847	1,909
6.625% 4/1/18	7,981	8,815
7.3% 5/13/19	4,777	5,391
		62,725
Commercial Banks - 1.8%
Bank of America NA 5.3% 3/15/17	3,698	4,025
Credit Suisse New York Branch 6% 2/15/18	8,405	9,335
Discover Bank:
7% 4/15/20	3,008	3,540
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Discover Bank: - continued
8.7% 11/18/19	$ 5,944	$ 7,526
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,228
8.25% 3/1/38	2,385	3,334
Fifth Third Bank 4.75% 2/1/15	949	1,012
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	3,533	3,533
HBOS PLC 6.75% 5/21/18 (c)	3,056	3,015
HSBC Holdings PLC 4% 3/30/22	4,489	4,816
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,906
JPMorgan Chase Bank 6% 10/1/17	5,986	7,048
KeyBank NA 6.95% 2/1/28	1,344	1,614
Marshall & Ilsley Bank 5% 1/17/17	6,464	7,246
Regions Bank:
6.45% 6/26/37	9,230	9,242
7.5% 5/15/18	10,077	11,740
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,162
7.75% 11/10/14	4,705	5,212
Wachovia Corp. 4.875% 2/15/14	4,283	4,528
		92,062
Consumer Finance - 0.1%
Discover Financial Services 5.2% 4/27/22	4,096	4,357
Diversified Financial Services - 1.6%
Bank of America Corp.:
3.875% 3/22/17	3,343	3,523
5.65% 5/1/18	3,745	4,184
5.75% 12/1/17	9,833	10,996
6.5% 8/1/16	5,430	6,193
Capital One Capital V 10.25% 8/15/39	4,709	4,850
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,216
5.875% 1/30/42	3,861	4,541
6.125% 5/15/18	10,778	12,501
6.5% 8/19/13	1,317	1,385
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,527
4.35% 8/15/21	5,680	6,229
4.5% 1/24/22	4,927	5,475
4.95% 3/25/20	8,888	10,185
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,439	$ 1,560
5.15% 3/15/20	2,067	2,409
		82,774
Insurance - 1.8%
American International Group, Inc. 4.875% 9/15/16	3,411	3,739
Aon Corp.:
3.125% 5/27/16	4,835	5,107
5% 9/30/20	2,135	2,448
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,756
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(h)	10,398	10,606
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,757	5,116
6.625% 4/15/42	3,431	3,863
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	5,273	5,538
6.7% 8/15/16 (c)	7,459	8,453
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,304
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	2,736	3,120
MetLife, Inc. 6.75% 6/1/16	4,485	5,364
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,357	5,933
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,083
5.8% 11/16/41	3,662	4,198
6.2% 11/15/40	1,810	2,134
Symetra Financial Corp. 6.125% 4/1/16 (c)	4,900	5,331
Unum Group:
5.625% 9/15/20	4,155	4,590
5.75% 8/15/42	4,100	4,228
		92,911
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,555
Boston Properties, Inc. 3.85% 2/1/23	3,385	3,544
Camden Property Trust 5.375% 12/15/13	1,818	1,908
DDR Corp. 4.625% 7/15/22	1,801	1,868
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,805
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 4/1/17	$ 2,623	$ 3,071
9.625% 3/15/16	3,987	4,874
Duke Realty LP:
4.375% 6/15/22	2,822	2,950
4.625% 5/15/13	317	323
5.4% 8/15/14	5,135	5,478
5.5% 3/1/16	5,038	5,525
5.95% 2/15/17	1,536	1,728
6.25% 5/15/13	3,807	3,922
6.5% 1/15/18	5,065	5,873
Equity One, Inc.:
5.375% 10/15/15	585	631
6% 9/15/17	3,250	3,616
6.25% 12/15/14	2,985	3,236
6.25% 1/15/17	2,136	2,382
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,761
5.9% 4/1/20	1,389	1,663
6.2% 1/15/17	1,215	1,414
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,103
6.65% 1/15/18	2,600	2,885
UDR, Inc. 5.5% 4/1/14	6,383	6,734
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,866
		76,715
Real Estate Management & Development - 2.0%
AMB Property LP:
5.9% 8/15/13	4,537	4,698
6.3% 6/1/13	4,607	4,757
BioMed Realty LP:
3.85% 4/15/16	5,000	5,226
4.25% 7/15/22	2,226	2,324
6.125% 4/15/20	1,872	2,184
Brandywine Operating Partnership LP 5.7% 5/1/17	2,243	2,450
Colonial Properties Trust 5.5% 10/1/15	5,995	6,396
Colonial Realty LP 6.05% 9/1/16	4,436	4,856
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,825
ERP Operating LP:
4.625% 12/15/21	9,810	11,252
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.2% 4/1/13	$ 6,349	$ 6,501
5.5% 10/1/12	6,078	6,098
5.75% 6/15/17	1,259	1,483
Liberty Property LP:
4.125% 6/15/22	2,421	2,512
5.5% 12/15/16	3,158	3,542
6.625% 10/1/17	3,709	4,359
Mack-Cali Realty LP 4.5% 4/18/22	1,473	1,561
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,626
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	6,741	6,877
5.5% 1/15/14 (c)	4,505	4,613
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,310
Tanger Properties LP:
6.125% 6/1/20	4,725	5,607
6.15% 11/15/15	9,117	10,178
		107,235
TOTAL FINANCIALS		518,779
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	5,656	6,185
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc.:
3.5% 11/15/16 (c)	7,074	7,592
4.75% 11/15/21 (c)	5,135	5,926
Express Scripts, Inc.:
3.125% 5/15/16	4,472	4,755
6.25% 6/15/14	1,557	1,701
		19,974
TOTAL HEALTH CARE		26,159
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
United Technologies Corp. 3.1% 6/1/22	5,019	5,343
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	$ 1,087	$ 1,181
6.795% 2/2/20	298	298
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,856	1,939
8.36% 1/20/19	6,959	7,550
		10,968
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,984	3,253
TOTAL INDUSTRIALS		19,564
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,008
6.55% 10/1/17	2,421	2,927
		7,935
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,765	1,855
TOTAL INFORMATION TECHNOLOGY		9,790
MATERIALS - 0.6%
Chemicals - 0.5%
Dow Chemical Co.:
4.125% 11/15/21	4,654	5,099
4.25% 11/15/20	2,512	2,767
7.6% 5/15/14	13,026	14,455
		22,321
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	5,087	5,489
TOTAL MATERIALS		27,810
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.8% 5/15/36	5,000	6,840
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 4,203	$ 5,714
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,257
6.45% 6/15/21	2,015	2,250
Embarq Corp. 7.995% 6/1/36	2,427	2,687
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,520
		27,268
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV:
2.375% 9/8/16	6,904	7,170
3.125% 7/16/22	3,499	3,589
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,399
		18,158
TOTAL TELECOMMUNICATION SERVICES		45,426
UTILITIES - 2.2%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,705
Duke Capital LLC 5.668% 8/15/14	6,310	6,802
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,318	3,745
6.4% 9/15/20 (c)	9,167	10,594
Edison International 3.75% 9/15/17	3,716	3,973
FirstEnergy Corp. 7.375% 11/15/31	6,758	8,918
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,255	3,622
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,274
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,655
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,060
		57,348
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,894	3,408
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,633
		5,041
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC: - continued
6.5% 5/1/18	$ 5,351	$ 6,338
PSEG Power LLC 2.75% 9/15/16	1,192	1,244
		10,456
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
2.7606% 9/30/66 (h)	5,579	5,079
7.5% 6/30/66 (h)	3,654	3,951
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,280
5.25% 2/15/43	3,415	3,782
5.4% 7/15/14	1,393	1,497
5.45% 9/15/20	1,461	1,669
5.8% 2/1/42	2,709	3,223
5.95% 6/15/41	4,935	5,915
6.4% 3/15/18	4,529	5,421
Sempra Energy 2.3% 4/1/17	5,159	5,396
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,001	4,236
		42,449
TOTAL UTILITIES		115,294
TOTAL NONCONVERTIBLE BONDS (Cost $946,391)		1,050,049
U.S. Government and Government Agency Obligations - 27.4%

U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	71,441	78,481
2.125% 2/15/40	8	12
2.125% 2/15/41	20,032	29,684
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		108,177
U.S. Treasury Obligations - 25.3%
U.S. Treasury Bonds:
2.75% 8/15/42	34,971	35,523
3% 5/15/42	113,408	121,382
3.125% 2/15/42	28,021	30,749
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.25% 4/30/14 (e)	$ 44,617	$ 44,634
0.25% 6/30/14	153,653	153,719
0.5% 7/31/17	51,880	51,673
0.75% 6/30/17	129,437	130,529
1% 1/15/14	261,826	264,649
1.625% 8/15/22	220,320	221,766
1.75% 5/15/22	82,259	83,981
1.875% 10/31/17	24,112	25,625
2% 2/15/22	139,858	146,370
TOTAL U.S. TREASURY OBLIGATIONS		1,310,600
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,404,337)		1,418,777
U.S. Government Agency - Mortgage Securities - 26.2%

Fannie Mae - 17.1%
2.558% 6/1/36 (h)	138	148
2.777% 7/1/37 (h)	376	404
2.849% 2/1/35 (h)	2,541	2,730
3% 4/1/27 to 8/1/42	23,484	24,794
3% 9/1/27 (d)	7,100	7,492
3% 9/1/42 (d)	1,800	1,868
3% 9/1/42 (d)	600	623
3% 9/1/42 (d)	39,100	40,573
3% 9/1/42 (d)	34,600	35,903
3% 9/1/42 (d)	6,300	6,537
3% 10/1/42 (d)	136,200	140,797
3.5% 1/1/41 to 8/1/42	73,554	78,549
3.5% 7/1/42	300	320
3.5% 7/1/42	434	464
3.5% 8/1/42	556	594
3.5% 8/1/42	514	549
3.5% 9/1/42 (d)	31,600	33,506
3.5% 9/1/42 (d)	2,700	2,863
3.5% 9/1/42 (d)	5,300	5,620
4% 9/1/26 to 7/1/42	116,593	126,275
4% 9/1/41	204	220
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 10/1/41	$ 1,713	$ 1,862
4% 9/1/42 (d)	35,000	37,532
4% 9/1/42 (d)	39,600	42,465
4.5% 6/1/18 to 11/1/41	81,457	89,218
4.5% 9/1/42 (d)	14,400	15,586
4.5% 9/1/42 (d)	2,400	2,598
5% 4/1/18 to 6/1/40	12,748	13,961
5% 9/1/42 (d)	13,300	14,526
5% 9/1/42 (d)	1,000	1,092
5.5% 7/1/28 to 12/1/38	79,559	87,860
6% 3/1/22 to 7/1/41	59,114	65,534
6.5% 2/1/36	156	175
TOTAL FANNIE MAE		883,238
Freddie Mac - 5.3%
3.454% 10/1/35 (h)	195	209
3.5% 4/1/32 to 6/1/42	35,871	38,126
4% 6/1/24 to 4/1/42	31,809	34,657
4% 9/1/41	870	946
4% 9/1/42 (d)	9,000	9,629
4.5% 7/1/25 to 10/1/41	77,099	84,362
4.5% 9/1/42 (d)	2,000	2,153
5% 1/1/35 to 4/1/41	50,273	54,973
5.5% 12/1/27 to 1/1/40	38,706	42,164
6% 7/1/37 to 8/1/37	2,727	3,001
6.5% 9/1/39	3,792	4,250
TOTAL FREDDIE MAC		274,470
Ginnie Mae - 3.8%
3% 10/1/42 (d)	34,600	36,244
3.5% 11/15/41 to 3/15/42	8,818	9,593
3.5% 9/1/42 (d)	3,800	4,114
4% 1/15/25 to 11/15/41	35,516	38,791
4.5% 5/15/39 to 4/15/41	51,933	57,600
5% 3/15/39 to 9/15/41	34,689	38,788
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/20/28 to 12/15/38	$ 7,817	$ 8,745
6% 9/20/38	4,844	5,456
TOTAL GINNIE MAE		199,331
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,332,987)		1,357,039
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (h)	626	482
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (h)	193	157
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (h)	51	49
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(h)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.7395% 6/15/32 (c)(h)	5,883	3,030
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (h)	49	37
Series 2004-R2 Class M3, 0.7855% 4/25/34 (h)	69	27
Series 2005-R2 Class M1, 0.6855% 4/25/35 (h)	1,307	1,170
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (h)	30	24
Series 2004-W7 Class M1, 0.7855% 5/25/34 (h)	808	573
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (h)	824	249
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(c)(h)	5,160	0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (c)(h)	100	90
Class B, 0.987% 7/20/39 (c)(h)	355	159
Class C, 1.337% 7/20/39 (c)(h)	456	7
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (h)	1,140	454
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (h)	59	58
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,666	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4962% 3/25/32 (MGIC Investment Corp. Insured) (h)	$ 61	$ 19
Series 2004-3 Class M4, 1.2055% 4/25/34 (h)	101	46
Series 2004-4 Class M2, 1.0305% 6/25/34 (h)	372	214
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (h)	25	15
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (h)	231	142
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0605% 3/25/34 (h)	13	6
Fremont Home Loan Trust Series 2005-A Class M4, 1.2555% 1/25/35 (h)	231	30
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (c)(h)	2,174	894
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	651	628
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (c)(h)	125	117
Series 2006-2A:
Class A, 0.4195% 11/15/34 (c)(h)	912	785
Class B, 0.5195% 11/15/34 (c)(h)	330	229
Class C, 0.6195% 11/15/34 (c)(h)	547	312
Class D, 0.9895% 11/15/34 (c)(h)	261	81
GSAMP Trust Series 2004-AR1 Class B4, 4.4613% 6/25/34 (c)(h)	259	89
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (c)(h)	1,113	1,071
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (h)	171	133
Series 2003-3 Class M1, 1.5255% 8/25/33 (h)	430	360
Series 2003-5 Class A2, 0.9355% 12/25/33 (h)	21	17
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (h)	913	305
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (h)	913	838
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (h)	329	295
Series 2006-A Class 2C, 1.6106% 3/27/42 (h)	1,605	76
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	9	9
Class C, 5.691% 10/20/28 (c)	4	4
Class D, 6.01% 10/20/28 (c)	40	40
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (h)	496	4
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (h)	$ 74	$ 47
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (h)	240	160
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (h)	879	793
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (h)	1,549	1,247
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (h)	36	29
Series 2004-NC8 Class M6, 1.4855% 9/25/34 (h)	89	38
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (h)	253	153
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (h)	264	31
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (j)	5,500	72
Series 2006-4 Class D, 1.3355% 5/25/32 (h)	1,227	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (h)	903	583
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (b)(c)(h)	449	0
Series 2006-1A Class A, 1.637% 3/20/11 (b)(c)(h)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (h)	337	147
Class M4, 1.6855% 9/25/34 (h)	433	98
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (h)	3	3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (c)(h)	246	241
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (h)	805	488
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (h)	50	17
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	216	221
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (h)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (c)(h)	1,738	22
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	$ 704	$ 0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $20,509)		17,827
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,223	513
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (c)(h)	7	7
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	1,944	1,910
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (h)	634	611
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.417% 12/20/54 (h)	2,694	2,458
Class M1, 0.577% 12/20/54 (h)	710	618
Series 2007-1:
Class 1M1, 0.537% 12/20/54 (h)	894	778
Class 2M1, 0.737% 12/20/54 (h)	1,148	999
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (h)	341	270
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	1,277	1,351
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (h)	1,082	833
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (h)	490	313
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (h)	821	644
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (h)	1,181	960
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (c)(h)	597	475
Class B6, 3.0903% 7/10/35 (c)(h)	791	625
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (c)(h)	116	112
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	$ 194	$ 65
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (h)	22	19
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (h)	215	200
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (h)	2,027	1,743
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,886)		15,504
Commercial Mortgage Securities - 7.6%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (h)	127	128
Class PS1, 1.2297% 2/14/43 (h)(j)	780	23
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (h)	903	956
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,394
Series 2007-4 Class A3, 5.7921% 2/10/51 (h)	1,076	1,119
Series 2006-6 Class E, 5.619% 10/10/45 (c)	633	63
Series 2007-3:
Class A3, 5.6612% 6/10/49 (h)	1,828	1,864
Class A4, 5.6612% 6/10/49 (h)	2,283	2,611
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,172	1,205
Series 2005-1 Class A3, 4.877% 11/10/42	391	390
Series 2001-3 Class H, 6.562% 4/11/37 (c)	612	612
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	3,402	3,583
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (c)(h)	470	465
Class D, 0.5995% 3/15/22 (c)(h)	476	469
Class E, 0.6395% 3/15/22 (c)(h)	393	385
Class F, 0.7095% 3/15/22 (c)(h)	489	474
Class G, 0.7695% 3/15/22 (c)(h)	317	301
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (c)(h)	96	93
Class E, 0.4795% 10/15/19 (c)(h)	797	753
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1: - continued
Class F, 0.5495% 10/15/19 (c)(h)	$ 1,885	$ 1,772
Class G, 0.5695% 10/15/19 (c)(h)	1,257	1,169
Class H, 0.6095% 10/15/19 (c)(h)	1,388	1,221
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (c)(h)	47	34
Series 2004-1:
Class A, 0.5955% 4/25/34 (c)(h)	616	543
Class B, 2.1355% 4/25/34 (c)(h)	69	40
Class M1, 0.7955% 4/25/34 (c)(h)	69	49
Class M2, 1.4355% 4/25/34 (c)(h)	64	45
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (c)(h)	906	654
Class M1, 0.6655% 8/25/35 (c)(h)	60	35
Class M2, 0.7155% 8/25/35 (c)(h)	79	42
Class M3, 0.7355% 8/25/35 (c)(h)	54	27
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (c)(h)	320	252
Class M1, 0.6755% 11/25/35 (c)(h)	86	48
Class M2, 0.7255% 11/25/35 (c)(h)	65	35
Class M3, 0.7455% 11/25/35 (c)(h)	58	30
Class M4, 0.8355% 11/25/35 (c)(h)	72	34
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (c)(h)	803	569
Class B1, 1.6355% 1/25/36 (c)(h)	87	13
Class M1, 0.6855% 1/25/36 (c)(h)	259	160
Class M2, 0.7055% 1/25/36 (c)(h)	97	56
Class M3, 0.7355% 1/25/36 (c)(h)	142	76
Class M4, 0.8455% 1/25/36 (c)(h)	79	38
Class M5, 0.8855% 1/25/36 (c)(h)	79	26
Class M6, 0.9355% 1/25/36 (c)(h)	84	22
Series 2006-1:
Class A2, 0.5955% 4/25/36 (c)(h)	156	115
Class M1, 0.6155% 4/25/36 (c)(h)	94	56
Class M2, 0.6355% 4/25/36 (c)(h)	100	55
Class M3, 0.6555% 4/25/36 (c)(h)	86	44
Class M4, 0.7555% 4/25/36 (c)(h)	49	23
Class M5, 0.7955% 4/25/36 (c)(h)	47	17
Class M6, 0.8755% 4/25/36 (c)(h)	94	31
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (c)(h)	2,127	1,500
Class A2, 0.5155% 7/25/36 (c)(h)	138	97
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A: - continued
Class B1, 1.1055% 7/25/36 (c)(h)	$ 87	$ 12
Class B3, 2.9355% 7/25/36 (c)(h)	48	1
Class M1, 0.5455% 7/25/36 (c)(h)	144	47
Class M2, 0.5655% 7/25/36 (c)(h)	102	30
Class M3, 0.5855% 7/25/36 (c)(h)	84	19
Class M4, 0.6555% 7/25/36 (c)(h)	97	21
Class M5, 0.7055% 7/25/36 (c)(h)	70	13
Class M6, 0.7755% 7/25/36 (c)(h)	104	17
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (c)(h)	3	0*
Class M4, 0.6655% 10/25/36 (c)(h)	114	17
Class M5, 0.7155% 10/25/36 (c)(h)	136	9
Class M6, 0.7955% 10/25/36 (c)(h)	267	6
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (c)(h)	450	306
Class A2, 0.5055% 12/25/36 (c)(h)	2,284	1,064
Class B1, 0.9355% 12/25/36 (c)(h)	87	2
Class M1, 0.5255% 12/25/36 (c)(h)	183	38
Class M2, 0.5455% 12/25/36 (c)(h)	123	19
Class M3, 0.5755% 12/25/36 (c)(h)	124	17
Class M4, 0.6355% 12/25/36 (c)(h)	149	17
Class M5, 0.6755% 12/25/36 (c)(h)	136	11
Class M6, 0.7555% 12/25/36 (c)(h)	123	7
Series 2007-1 Class A2, 0.5055% 3/25/37 (c)(h)	483	260
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (c)(h)	1,282	722
Class A2, 0.5555% 7/25/37 (c)(h)	1,200	398
Class B1, 1.8355% 7/25/37 (c)(h)	170	2
Class M1, 0.6055% 7/25/37 (c)(h)	409	106
Class M2, 0.6455% 7/25/37 (c)(h)	267	32
Class M3, 0.7255% 7/25/37 (c)(h)	270	26
Class M4, 0.8855% 7/25/37 (c)(h)	449	36
Class M5, 0.9855% 7/25/37 (c)(h)	396	28
Class M6, 1.2355% 7/25/37 (c)(h)	503	25
Series 2007-3:
Class A2, 0.5255% 7/25/37 (c)(h)	477	242
Class B1, 1.1855% 7/25/37 (c)(h)	288	19
Class B2, 1.8355% 7/25/37 (c)(h)	695	38
Class M1, 0.5455% 7/25/37 (c)(h)	253	59
Class M2, 0.5755% 7/25/37 (c)(h)	270	48
Class M3, 0.6055% 7/25/37 (c)(h)	435	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3: - continued
Class M4, 0.7355% 7/25/37 (c)(h)	$ 685	$ 80
Class M5, 0.8355% 7/25/37 (c)(h)	347	35
Class M6, 1.0355% 7/25/37 (c)(h)	263	23
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (c)(h)	217	14
Class M2, 1.2855% 9/25/37 (c)(h)	217	11
Class M4, 1.8355% 9/25/37 (c)(h)	442	18
Class M5, 1.9855% 9/25/37 (c)(h)	442	14
Class M6, 2.1855% 9/25/37 (c)(h)	289	7
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (c)(h)	317	306
Class J, 1.0895% 3/15/19 (c)(h)	323	296
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (c)(h)	489	442
Class E, 0.5395% 3/15/22 (c)(h)	2,030	1,793
Class F, 0.5895% 3/15/22 (c)(h)	1,246	1,076
Class G, 0.6395% 3/15/22 (c)(h)	401	338
Class H, 0.7895% 3/15/22 (c)(h)	489	402
Class J, 0.9395% 3/15/22 (c)(h)	489	390
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	251	253
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (c)(h)(j)	14,447	118
Series 2006-T22 Class A4, 5.5391% 4/12/38 (h)	137	157
Series 2006-T24 Class X2, 0.4455% 10/12/41 (c)(h)(j)	1,956	9
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (c)(h)(j)	96,567	902
Series 2007-T28 Class X2, 0.1576% 9/11/42 (c)(h)(j)	51,956	276
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (c)(h)	445	385
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,287	1,327
Class XCL, 1.331% 5/15/35 (c)(h)(j)	5,498	107
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (c)(h)	71	70
Class H, 0.6093% 8/15/21 (c)(h)	261	249
Series 2007-FL3A Class A2, 0.3795% 4/15/22 (c)(h)	105	103
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (h)	700	717
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	$ 1,066	$ 1,127
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (h)	1,095	1,177
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	477
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (c)(h)	99	90
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (c)(h)	673	639
Class D, 0.5795% 11/15/17 (c)(h)	35	33
Class E, 0.6295% 11/15/17 (c)(h)	124	114
Class F, 0.6895% 11/15/17 (c)(h)	95	86
Class G, 0.7395% 11/15/17 (c)(h)	66	58
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (c)(h)	1,560	1,424
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,185
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	1,387	1,391
Class AJFX, 5.478% 2/5/19 (c)	3,272	3,276
Series 2006-C8 Class XP, 0.4663% 12/10/46 (h)(j)	9,253	57
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	2,190	2,444
Series 2007-C3 Class A4, 5.6792% 6/15/39 (h)	14,628	16,148
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (h)(j)	6,402	52
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	991	1,107
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (c)(h)	3,907	3,096
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (h)(j)	360	0*
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (c)(h)(j)	1,239	2
Series 2006-C1 Class A3, 5.4157% 2/15/39 (h)	3,911	4,003
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (c)(h)	414	388
Class C:
0.4095% 2/15/22 (c)(h)	1,180	1,093
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1: - continued
Class C: - continued
0.5095% 2/15/22 (c)(h)	$ 421	$ 382
Class F, 0.5595% 2/15/22 (c)(h)	843	756
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (h)(j)	19,902	111
Class B, 5.487% 2/15/40 (c)(h)	1,677	214
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	128	128
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	15,031
Series 2001-1 Class X1, 1.4912% 5/15/33 (c)(h)(j)	901	11
Series 2007-C1 Class XP, 0.1588% 12/10/49 (h)(j)	16,232	53
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (c)(h)	412	391
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	9,274	10,497
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (c)(h)(j)	26,107	134
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (c)(h)	248	246
Class F, 0.6858% 6/6/20 (c)(h)	528	521
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (c)(h)	1,041	1,031
Class D, 2.2018% 3/6/20 (c)(h)	6,868	6,804
Class F, 2.6334% 3/6/20 (c)(h)	107	106
Class G, 2.7903% 3/6/20 (c)(h)	54	54
Class H, 3.3004% 3/6/20 (c)(h)	479	476
Class J, 4.0852% 3/6/20 (c)(h)	686	683
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	327	332
Series 2007-GG10 Class A2, 5.778% 8/10/45	245	249
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (c)(h)	546	532
Class C, 0.4495% 11/15/18 (c)(h)	388	374
Class D, 0.4695% 11/15/18 (c)(h)	153	145
Class E, 0.5195% 11/15/18 (c)(h)	221	204
Class F, 0.5695% 11/15/18 (c)(h)	264	234
Class G, 0.5995% 11/15/18 (c)(h)	230	194
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2: - continued
Class H, 0.7395% 11/15/18 (c)(h)	$ 221	$ 177
sequential payer:
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (h)	349	367
Class A3, 5.336% 5/15/47	5,390	6,095
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (h)	8,520	9,877
Series 2007-LD11 Class A4, 5.8148% 6/15/49 (h)	32,944	37,479
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,608	1,621
Series 2006-CB17 Class A3, 5.45% 12/12/43	287	287
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (h)	93	31
Class C, 5.7337% 2/12/49 (h)	245	51
Class D, 5.7337% 2/12/49 (h)	257	53
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (h)	90	7
Class ES, 5.5652% 1/15/49 (c)(h)	566	26
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	148	149
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	60	60
Series 2006-C7 Class A2, 5.3% 11/15/38	636	647
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (h)(j)	5,850	40
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (h)(j)	2,187	13
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,371
Class XCP, 0.2615% 9/15/45 (h)(j)	88,099	577
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (c)(h)	351	334
Class E, 0.5295% 9/15/21 (c)(h)	1,265	1,170
Class F, 0.5795% 9/15/21 (c)(h)	723	651
Class G, 0.5995% 9/15/21 (c)(h)	3,017	2,640
Class H, 0.6395% 9/15/21 (c)(h)	369	310
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	993	1,012
Series 2005-LC1 Class F, 5.3733% 1/12/44 (c)(h)	953	626
Series 2006-C1 Class A2, 5.6141% 5/12/39 (h)	970	992
Series 2007-C1 Class A4, 5.8461% 6/12/50 (h)	4,145	4,677
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,742
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (h)	$ 110	$ 110
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	801	842
Series 2007-5:
Class A3, 5.364% 8/12/48	427	433
Class A4, 5.378% 8/12/48	14,095	15,599
Class B, 5.479% 8/12/48	3,285	807
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	6,699	7,456
Series 2007-7 Class A4, 5.7386% 6/12/50 (h)	3,832	4,190
Series 2006-4 Class XP, 0.617% 12/12/49 (h)(j)	18,646	257
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,095	274
Series 2007-7 Class B, 5.7386% 6/12/50 (h)	1,409	97
Series 2007-8 Class A3, 5.9634% 8/12/49 (h)	944	1,077
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (c)(h)	227	143
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (c)(h)	629	569
Class D, 0.43% 10/15/20 (c)(h)	422	374
Class E, 0.49% 10/15/20 (c)(h)	528	449
Class F, 0.54% 10/15/20 (c)(h)	397	330
Class G, 0.58% 10/15/20 (c)(h)	491	382
Class H, 0.67% 10/15/20 (c)(h)	309	201
Class J, 0.82% 10/15/20 (c)(h)	181	72
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,035	1,048
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (c)(h)(j)	5,032	5
Series 2006-T23 Class A3, 5.809% 8/12/41 (h)	559	580
Series 2007-HQ12 Class A4, 5.5967% 4/12/49 (h)	5,793	6,222
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	5,132	5,791
Class B, 5.7187% 4/15/49 (h)	269	80
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (c)(h)	1,099	945
Class F, 0.578% 9/15/21 (c)(h)	1,189	974
Class G, 0.598% 9/15/21 (c)(h)	1,126	878
Class J, 0.838% 9/15/21 (c)(h)	314	207
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater: - continued
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (c)(h)	$ 2,710	$ 1,995
Class LXR1, 0.9395% 6/15/20 (c)(h)	169	146
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	3,045
Series 2007-C30:
Class A3, 5.246% 12/15/43	349	353
Class A4, 5.305% 12/15/43	322	346
Class A5, 5.342% 12/15/43	36,522	40,427
Series 2007-C31:
Class A4, 5.509% 4/15/47	12,165	13,788
Class A5, 5.5% 4/15/47	7,650	8,497
Series 2007-C32 Class A3, 5.7418% 6/15/49 (h)	45,421	51,569
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(h)	652	651
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,011
Series 2005-C22:
Class B, 5.3564% 12/15/44 (h)	2,428	1,681
Class F, 5.3564% 12/15/44 (c)(h)	1,826	358
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	3,285	925
Class D, 5.513% 12/15/43 (h)	1,752	355
Class XP, 0.4723% 12/15/43 (c)(h)(j)	11,874	86
Series 2007-C31 Class C, 5.6821% 4/15/47 (h)	4,515	1,019
Series 2007-C31A Class A2, 5.421% 4/15/47	2,510	2,604
Series 2007-C32:
Class D, 5.7418% 6/15/49 (h)	823	222
Class E, 5.7418% 6/15/49 (h)	1,297	306
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 5.9003% 2/15/51 (h)	13,576	15,800
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $350,521)		391,526
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,835	1,905
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	770	1,000
7.3% 10/1/39	790	1,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.5% 4/1/34	$ 6,270	$ 8,169
7.55% 4/1/39	2,910	3,896
7.6% 11/1/40	4,495	6,092
7.625% 3/1/40	1,835	2,468
Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	930	1,040
5.1% 6/1/33	4,075	3,940
TOTAL MUNICIPAL SECURITIES (Cost $27,827)		29,530
Fixed-Income Funds - 17.7%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i)	7,080,499	777,934
Fidelity Specialized High Income Central Fund (i)	1,336,684	140,165
TOTAL FIXED-INCOME FUNDS (Cost $845,366)		918,099
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 0.17% (a) (Cost $313,590)	313,589,853	313,590
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $5,251,414)		5,511,941
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(336,720)
NET ASSETS - 100%		$ 5,175,221
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/42	$ (34,600)	(35,903)
3% 9/1/42	(6,900)	(7,160)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/42	$ (34,600)	$ (35,903)
3% 9/1/42	(6,300)	(6,538)
4.5% 9/1/42	(13,800)	(14,936)
TOTAL FANNIE MAE		(100,440)
Freddie Mac
4.5% 9/1/42	(2,000)	(2,154)
Ginnie Mae
3.5% 9/1/42	(5,300)	(5,737)
3.5% 9/1/42	(2,700)	(2,923)
TOTAL GINNIE MAE		(8,660)
TOTAL TBA SALE COMMITMENTS (Proceeds $110,875)		$ (111,254)
Swap Agreements
	Expiration Date	Notional Amount (000s)(g)
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(493,000))	Dec. 2018	$ 6,500	375
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(825,000))	Dec. 2018	6,500	574
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)(g)	Value (000s)
Credit Default Swaps - continued

Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(649,000))

	Dec. 2018	$ 6,500	$ 575
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(177,000))	March 2018	5,500	356
Receive from JPMorgan Chase, Inc. upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 5.125% 8/31/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(347,000))	March 2019	4,085	247
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000)(f)	Sept. 2037	3,078	(2,921)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000)(f)	Sept. 2037	8,365	(7,939)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000)(f)	Sept. 2037	1,874	(1,778)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)(g)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000)(f)

	Sept. 2037	$ 6,257	$ (5,938)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000)(f)	Sept. 2037	3,413	(3,239)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000)(f)	Sept. 2037	5,588	(5,303)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-C)(f)	Oct. 2034	492	(209)
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(f)	August 2034	509	(355)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(f)	April 2032	186	(126)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)(g)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C)(f)

	Oct. 2034	$ 649	$ (296)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(f)	Sept. 2034	502	(425)
		$ 59,998	$ (26,402)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $225,935,000 or 4.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $32,598,000.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 392
Fidelity Mortgage Backed Securities Central Fund	21,803
Fidelity Specialized High Income Central Fund	8,439
Total	$ 30,634
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 743,850	$ 21,803	$ -	$ 777,934	5.0%
Fidelity Specialized High Income Central Fund	123,706	8,439	-	140,165	30.1%
Total	$ 867,556	$ 30,242	$ -	$ 918,099
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,050,049	$ -	$ 1,050,049	$ -
U.S. Government and Government Agency Obligations	1,418,777	-	1,418,777	-
U.S. Government Agency - Mortgage Securities	1,357,039	-	1,357,039	-
Asset-Backed Securities	17,827	-	10,008	7,819
Collateralized Mortgage Obligations	15,504	-	13,826	1,678
Commercial Mortgage Securities	391,526	-	368,367	23,159
Municipal Securities	29,530	-	29,530	-
Fixed-Income Funds	918,099	918,099	-	-
Money Market Funds	313,590	313,590	-	-
Total Investments in Securities:	$ 5,511,941	$ 1,231,689	$ 4,247,596	$ 32,656
Derivative Instruments:
Assets
Swap Agreements	$ 2,127	$ -	$ 2,127	$ -
Liabilities
Swap Agreements	$ (28,529)	$ -	$ (27,118)	$ (1,411)
Total Derivative Instruments:	$ (26,402)	$ -	$ (24,991)	$ (1,411)
Other Financial Instruments:
TBA Sale Commitments	$ (111,254)	$ -	$ (111,254)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 2,127	$ (28,529)
Total Value of Derivatives	$ 2,127	$ (28,529)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,092,458)	$ 4,280,252
Fidelity Central Funds (cost $1,158,956)	1,231,689
Total Investments (cost $5,251,414)		$ 5,511,941
Receivable for investments sold, regular delivery		202,714
Receivable for TBA sale commitments		110,875
Receivable for swap agreements		10
Receivable for fund shares sold		4,553
Interest receivable		23,265
Distributions receivable from Fidelity Central Funds		68
Swap agreements, at value		2,127
Other receivables		125
Total assets		5,855,678

Liabilities
Payable for investments purchased Regular delivery	$ 89,727
Delayed delivery	441,420
TBA sale commitments, at value	111,254
Payable for swap agreements	3,199
Payable for fund shares redeemed	3,250
Distributions payable	940
Swap agreements, at value	28,529
Accrued management fee	1,350
Distribution and service plan fees payable	72
Other affiliated payables	593
Other payables and accrued expenses	123
Total liabilities		680,457

Net Assets		$ 5,175,221
Net Assets consist of:
Paid in capital		$ 5,148,263
Distributions in excess of net investment income		(1,047)
Accumulated undistributed net realized gain (loss) on investments		(204,679)
Net unrealized appreciation (depreciation) on investments		232,684
Net Assets		$ 5,175,221

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($109,812 ÷ 13,764.6 shares)	$ 7.98

Maximum offering price per share (100/96.00 of $7.98)	$ 8.31
Class T: Net Asset Value and redemption price per share ($38,750 ÷ 4,854.7 shares)	$ 7.98

Maximum offering price per share (100/96.00 of $7.98)	$ 8.31
Class B: Net Asset Value and offering price per share ($6,611 ÷ 827.7 shares)A	$ 7.99

Class C: Net Asset Value and offering price per share ($43,786 ÷ 5,481.2 shares)A	$ 7.99

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($4,876,089 ÷ 610,789.8 shares)	$ 7.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($100,173 ÷ 12,535.1 shares)	$ 7.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Dividends		$ 243
Interest		140,542
Income from Fidelity Central Funds		30,634
Total income		171,419

Expenses
Management fee	$ 15,747
Transfer agent fees	5,188
Distribution and service plan fees	817
Fund wide operations fee	1,673
Independent trustees' compensation	18
Miscellaneous	15
Total expenses before reductions	23,458
Expense reductions	(1)	23,457
Net investment income (loss)		147,962
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	218,502
Swap agreements	(19,359)
Total net realized gain (loss)		199,143
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,635)
Swap agreements	16,968
Delayed delivery commitments	(1,578)
Total change in net unrealized appreciation (depreciation)		(245)
Net gain (loss)		198,898
Net increase (decrease) in net assets resulting from operations		$ 346,860

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 147,962	$ 200,231
Net realized gain (loss)	199,143	237,836
Change in net unrealized appreciation (depreciation)	(245)	(142,765)
Net increase (decrease) in net assets resulting from operations	346,860	295,302
Distributions to shareholders from net investment income	(144,505)	(191,850)
Share transactions - net increase (decrease)	34,097	(2,812,930)
Total increase (decrease) in net assets	236,452	(2,709,478)

Net Assets
Beginning of period	4,938,769	7,648,247
End of period (including distributions in excess of net investment income of $1,047 and undistributed net investment income of $4,825, respectively)	$ 5,175,221	$ 4,938,769

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18
Income from Investment Operations
Net investment income (loss) C	.207	.220	.254	.303	.331
Net realized and unrealized gain (loss)	.315	.183	.566	.007	(.303)
Total from investment operations	.522	.403	.820	.310	.028
Distributions from net investment income	(.202)	(.213)	(.240)	(.310)	(.311)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.202)	(.213)	(.240)	(.310)	(.318)
Net asset value, end of period	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89
Total Return A,B	6.91%	5.49%	12.10%	4.89%	.36%
Ratios to Average Net Assets D,F
Expenses before reductions	.78%	.78%	.77%	.79%	.80%
Expenses net of fee waivers, if any	.78%	.78%	.77%	.79%	.80%
Expenses net of all reductions	.78%	.78%	.77%	.79%	.80%
Net investment income (loss)	2.66%	2.94%	3.55%	4.67%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 101	$ 173	$ 145	$ 79
Portfolio turnover rate E	276%	275% H	174% I	119% G,I	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18
Income from Investment Operations
Net investment income (loss) C	.205	.218	.252	.302	.332
Net realized and unrealized gain (loss)	.314	.182	.555	.016	(.303)
Total from investment operations	.519	.400	.807	.318	.029
Distributions from net investment income	(.199)	(.210)	(.237)	(.308)	(.312)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.199)	(.210)	(.237)	(.308)	(.319)
Net asset value, end of period	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89
Total Return A,B	6.88%	5.46%	11.90%	5.02%	.36%
Ratios to Average Net Assets D,F
Expenses before reductions	.81%	.81%	.80%	.82%	.80%
Expenses net of fee waivers, if any	.81%	.81%	.80%	.82%	.80%
Expenses net of all reductions	.81%	.81%	.80%	.82%	.79%
Net investment income (loss)	2.63%	2.91%	3.51%	4.65%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 38	$ 53	$ 46	$ 53
Portfolio turnover rate E	276%	275% H	174% I	119% G,I	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19
Income from Investment Operations
Net investment income (loss) C	.151	.165	.201	.257	.281
Net realized and unrealized gain (loss)	.314	.182	.566	.016	(.313)
Total from investment operations	.465	.347	.767	.273	(.032)
Distributions from net investment income	(.145)	(.157)	(.187)	(.263)	(.261)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.145)	(.157)	(.187)	(.263)	(.268)
Net asset value, end of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89
Total Return A,B	6.14%	4.71%	11.26%	4.29%	(.49)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.50%	1.51%	1.51%	1.51%	1.50%
Expenses net of fee waivers, if any	1.50%	1.51%	1.51%	1.51%	1.50%
Expenses net of all reductions	1.50%	1.51%	1.51%	1.51%	1.50%
Net investment income (loss)	1.94%	2.21%	2.81%	3.95%	3.96%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 12	$ 11	$ 9
Portfolio turnover rate E	276%	275% H	174% I	119% G,I	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Income from Investment Operations
Net investment income (loss) C	.149	.164	.200	.255	.278
Net realized and unrealized gain (loss)	.315	.182	.566	.005	(.304)
Total from investment operations	.464	.346	.766	.260	(.026)
Distributions from net investment income	(.144)	(.156)	(.186)	(.260)	(.257)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.144)	(.156)	(.186)	(.260)	(.264)
Net asset value, end of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Total Return A,B	6.11%	4.70%	11.24%	4.09%	(.40)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.52%	1.53%	1.52%	1.55%	1.55%
Expenses net of fee waivers, if any	1.52%	1.53%	1.52%	1.55%	1.55%
Expenses net of all reductions	1.52%	1.53%	1.52%	1.55%	1.55%
Net investment income (loss)	1.92%	2.19%	2.79%	3.91%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 31	$ 35	$ 27	$ 14
Portfolio turnover rate E	276%	275% H	174% I	119% G,I	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19
Income from Investment Operations
Net investment income (loss) B	.233	.245	.277	.326	.356
Net realized and unrealized gain (loss)	.304	.192	.556	.015	(.313)
Total from investment operations	.537	.437	.833	.341	.043
Distributions from net investment income	(.227)	(.237)	(.263)	(.331)	(.336)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.227)	(.237)	(.263)	(.331)	(.343)
Net asset value, end of period	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89
Total Return A	7.12%	5.97%	12.29%	5.39%	.57%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.46%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.46%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.46%	.44%
Net investment income (loss)	2.99%	3.27%	3.86%	5.00%	5.02%
Supplemental Data
Net assets, end of period (in millions)	$ 4,876	$ 4,670	$ 7,345	$ 5,951	$ 9,814
Portfolio turnover rate D	276%	275% G	174% H	119% F,H	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Income from Investment Operations
Net investment income (loss) B	.229	.240	.274	.322	.353
Net realized and unrealized gain (loss)	.315	.184	.565	.005	(.303)
Total from investment operations	.544	.424	.839	.327	.050
Distributions from net investment income	(.224)	(.234)	(.259)	(.327)	(.333)
Distributions from net realized gain	-	-	-	-	(.007)
Total distributions	(.224)	(.234)	(.259)	(.327)	(.340)
Net asset value, end of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Total Return A	7.20%	5.79%	12.38%	5.16%	.66%
Ratios to Average Net Assets C,E
Expenses before reductions	.50%	.48%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.50%	.48%	.50%	.53%	.50%
Expenses net of all reductions	.50%	.48%	.50%	.53%	.49%
Net investment income (loss)	2.94%	3.24%	3.82%	4.94%	4.97%
Supplemental Data
Net assets, end of period (in millions)	$ 100	$ 91	$ 30	$ 27	$ 34
Portfolio turnover rate D	276%	275% G	174% H	119% F,H	231%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 193,623
Gross unrealized depreciation	(30,519)
Net unrealized appreciation (depreciation) on securities and other investments	$ 163,104

Tax Cost	$ 5,348,837

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (97,636)
Net unrealized appreciation (depreciation)	$ 135,319

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (97,636)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 144,505	$ 191,850

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels.

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (19,359)	$ 16,968

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $747,522 and $865,054, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 265	$ 10
Class T	-%	.25%	97	2
Class B	.65%	.25%	67	48
Class C	.75%	.25%	388	79
			$ 817	$ 139

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	9
Class B*	16
Class C*	4
$ 53

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 189.18
Class T	80.21
Class B	19.25
Class C	66.17
Investment Grade Bond	4,701.10
Institutional Class	133.15
	$ 5,188

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $100.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 2,753	$ 4,429
Class T	995	1,275
Class B	142	205
Class C	703	628
Investment Grade Bond	137,321	184,242
Institutional Class	2,591	1,071
Total	$ 144,505	$ 191,850

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	5,849	7,437	$ 45,371	$ 55,663
Reinvestment of distributions	288	350	2,244	2,623
Shares redeemed	(5,555)	(17,751)	(43,061)	(133,401)
Net increase (decrease)	582	(9,964)	$ 4,554	$ (75,115)
Class T
Shares sold	1,474	1,842	$ 11,437	$ 13,751
Reinvestment of distributions	115	154	893	1,153
Shares redeemed	(1,732)	(4,071)	(13,458)	(30,448)
Net increase (decrease)	(143)	(2,075)	$ (1,128)	$ (15,544)
Class B
Shares sold	145	234	$ 1,129	$ 1,754
Reinvestment of distributions	13	19	98	146
Shares redeemed	(402)	(772)	(3,124)	(5,767)
Net increase (decrease)	(244)	(519)	$ (1,897)	$ (3,867)
Class C
Shares sold	2,532	1,331	$ 19,665	$ 10,087
Reinvestment of distributions	75	68	588	507
Shares redeemed	(1,156)	(2,050)	(9,014)	(15,297)
Net increase (decrease)	1,451	(651)	$ 11,239	$ (4,703)
Investment Grade Bond
Shares sold	151,341	310,968	$ 1,175,997	$ 2,323,412
Reinvestment of distributions	16,305	22,688	126,954	169,928
Shares redeemed	(165,962)	(707,179) A	(1,287,314)	(5,266,058) A
Net increase (decrease)	1,684	(373,523)	$ 15,637	$ (2,772,718)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Institutional Class
Shares sold	5,413	9,656	$ 42,149	$ 73,244
Reinvestment of distributions	106	101	827	757
Shares redeemed	(4,813)	(2,000)	(37,284)	(14,984)
Net increase (decrease)	706	7,757	$ 5,692	$ 59,017

A Amount includes in-kind redemptions

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to change in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $89,675,120 of distributions paid during the period January 1, 2012, to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IGB-UANN-1012
1.784722.110

Fidelity®

Series Investment Grade Bond

Fund

Fidelity Series Investment Grade Bond Fund

Class F

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http:www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Life of fund A
Fidelity® Series Investment Grade Bond Fund	6.87%	10.03%
Class F B	6.89%	10.11%

A From October 8, 2008.

B The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Fidelity Series Investment Grade Bond Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Investment Grade Bond Fund, a class of the fund, on October 8, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Ford O'Neil and Jeffrey Moore, Co-Portfolio Managers of Fidelity® Series Investment Grade Bond Fund: For the year, the fund's Series Investment Grade Bond and Class F shares returned 6.87% and 6.89%, respectively, solidly outpacing the Barclays® U.S. Aggregate Bond Index. Both sector allocation and security selection were key factors behind the fund's success versus the index. Our significant underweighting in Treasury securities and emphasis on stronger-performing spread sectors - including an overweighting in commercial mortgage-backed securities and a modest out-of-benchmark stake in higher-quality, high-yield corporate bonds - worked to our advantage, although our decision to underweight government-agency-backed debentures detracted. In terms of security selection, positioning among U.S. Treasuries was quite beneficial, led by holdings in out-of-index long-maturity Treasury Inflation-Protected Securities (TIPS), as was favorable yield-curve positioning. We also enjoyed good results from our picks among government-agency-backed residential mortgage securities, with a focus on securities that offered comparably higher yields and/or some measure of prepayment protection. Among investment-grade corporate bonds, our emphasis on strong-performing financials and utilities paid off, as did good picks in industrials.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Series Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,036.30	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,036.80	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.38	$ 1.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 65.3%	U.S. Government and U.S. Government Agency Obligations 63.6%
AAA 3.1%	AAA 4.0%
AA 2.7%	AA 3.2%
A 6.2%	A 6.4%
BBB 14.8%	BBB 12.5%
BB and Below 2.3%	BB and Below 2.8%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 5.5%	Short-Term Investments and Net Other Assets 7.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	6.9	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.9	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Corporate Bonds 21.5%		Corporate Bonds 21.2%
	U.S. Government and U.S. Government Agency Obligations 65.3%		U.S. Government and U.S. Government Agency Obligations 63.6%
	Asset-Backed Securities 1.8%		Asset-Backed Securities 2.1%
	CMOs and Other Mortgage Related Securities 5.2%		CMOs and Other Mortgage Related Securities 5.2%
	Municipal Bonds 0.7%		Municipal Bonds 0.4%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 5.5%		Short-Term Investments and Net Other Assets (Liabilities) 7.4%
* Foreign investments	3.0%	** Foreign investments	2.8%
* Futures and Swaps	(0.5%)	** Futures and Swaps	1.1%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or adviser.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Diversified Consumer Services - 0.1%
Cornell Univ. 5.45% 2/1/19	$ 5,740,000	$ 6,965,662
Trustees of Princeton Univ. 5.7% 3/1/39	8,900,000	12,378,031
		19,343,693
Media - 1.5%
Comcast Corp.:
3.125% 7/15/22	9,589,000	10,021,464
4.65% 7/15/42	17,537,000	18,728,394
4.95% 6/15/16	9,131,000	10,389,818
5.15% 3/1/20	1,226,000	1,460,107
5.7% 5/15/18	12,823,000	15,514,240
5.9% 3/15/16	3,813,000	4,435,034
6.4% 3/1/40	10,415,000	13,705,703
6.45% 3/15/37	4,665,000	6,027,530
6.55% 7/1/39	10,000,000	13,314,740
COX Communications, Inc. 4.625% 6/1/13	3,122,000	3,215,142
Discovery Communications LLC:
3.7% 6/1/15	11,423,000	12,245,879
6.35% 6/1/40	10,151,000	13,058,754
NBCUniversal Media LLC:
3.65% 4/30/15	6,432,000	6,886,569
5.15% 4/30/20	28,753,000	33,955,223
6.4% 4/30/40	13,528,000	17,554,609
News America Holdings, Inc. 7.75% 12/1/45	6,709,000	9,123,046
News America, Inc.:
6.15% 3/1/37	8,831,000	10,731,740
6.15% 2/15/41	23,330,000	28,708,218
Time Warner Cable, Inc.:
4.5% 9/15/42	18,473,000	18,392,920
6.2% 7/1/13	3,242,000	3,390,756
6.75% 7/1/18	23,280,000	29,132,103
Time Warner, Inc.:
3.15% 7/15/15	12,747,000	13,538,448
5.375% 10/15/41	22,803,000	26,078,537
5.875% 11/15/16	4,039,000	4,782,560
6.2% 3/15/40	15,555,000	19,120,377
6.5% 11/15/36	6,573,000	8,220,601
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 15,103,000	$ 16,409,077
6.75% 10/5/37	3,475,000	4,620,270
		372,761,859
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	1,561,000	1,568,245
TOTAL CONSUMER DISCRETIONARY		393,673,797
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Beam, Inc.:
1.875% 5/15/17	5,035,000	5,142,507
3.25% 5/15/22	5,971,000	6,191,055
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,193,210
Diageo Capital PLC 5.2% 1/30/13	1,963,000	2,000,721
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,614,000	12,839,823
Fortune Brands, Inc.:
5.375% 1/15/16	2,195,000	2,500,164
5.875% 1/15/36	11,985,000	14,339,525
6.375% 6/15/14	7,984,000	8,732,819
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	16,792,000	18,222,242
		72,162,066
Food Products - 0.3%
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,427,571
Kraft Foods, Inc.:
5.375% 2/10/20	17,135,000	20,605,883
6.125% 2/1/18	11,078,000	13,481,062
6.5% 8/11/17	28,164,000	34,631,834
6.5% 2/9/40	4,830,000	6,662,357
6.75% 2/19/14	1,258,000	1,368,812
		79,177,519
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22	16,563,000	16,515,895
4.25% 8/9/42	17,043,000	16,658,305
9.25% 8/6/19	4,577,000	6,526,935
9.7% 11/10/18	43,684,000	62,719,434
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.:
4.875% 5/16/13	$ 3,627,000	$ 3,738,701
5.65% 5/16/18	2,251,000	2,751,694
Reynolds American, Inc.:
6.75% 6/15/17	10,391,000	12,589,164
7.25% 6/15/37	15,680,000	20,111,309
		141,611,437
TOTAL CONSUMER STAPLES		292,951,022
ENERGY - 3.5%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (c)	21,176,000	22,450,986
5.35% 3/15/20 (c)	11,804,000	12,948,681
6.75% 9/15/37 (c)	2,991,000	3,585,407
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,629,931
5% 10/1/21	13,430,000	14,677,795
6.5% 4/1/20	2,078,000	2,451,038
Transocean, Inc.:
5.05% 12/15/16	13,734,000	15,213,880
6.375% 12/15/21	18,136,000	21,862,041
Weatherford International Ltd.:
4.95% 10/15/13	2,431,000	2,532,472
5.15% 3/15/13	7,716,000	7,879,610
		122,231,841
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,367,000	1,580,949
6.375% 9/15/17	42,765,000	51,140,226
Apache Corp.:
3.25% 4/15/22	15,138,000	16,246,298
4.75% 4/15/43	16,072,000	18,460,540
Canadian Natural Resources Ltd. 5.15% 2/1/13	6,276,000	6,392,414
ConocoPhillips 5.75% 2/1/19	12,956,000	16,079,212
Duke Capital LLC 6.25% 2/15/13	699,000	715,877
Duke Energy Field Services:
5.375% 10/15/15 (c)	1,706,000	1,836,221
6.45% 11/3/36 (c)	7,882,000	9,101,101
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Natural Gas Co. 5.95% 4/15/17	$ 1,304,000	$ 1,493,561
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	26,425,829
Encana Corp. 4.75% 10/15/13	930,000	966,462
Encana Holdings Finance Corp. 5.8% 5/1/14	4,029,000	4,329,394
Enterprise Products Operating LP:
5.6% 10/15/14	1,361,000	1,490,735
5.65% 4/1/13	487,000	499,347
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	9,551,000	11,156,857
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	23,833,842
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	17,029,000	17,565,448
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	6,844,000	8,201,562
6.85% 1/15/40 (c)	8,433,000	11,119,020
Nakilat, Inc. 6.067% 12/31/33 (c)	5,435,000	6,426,888
Nexen, Inc. 5.2% 3/10/15	1,267,000	1,379,055
Pemex Project Funding Master Trust 1.0669% 12/3/12 (c)(e)	4,867,000	4,862,133
Petro-Canada 6.05% 5/15/18	2,920,000	3,559,611
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	18,493,386
5.375% 1/27/21	33,457,000	37,231,953
5.75% 1/20/20	28,496,000	32,112,370
7.875% 3/15/19	14,377,000	17,826,373
Petroleos Mexicanos:
4.875% 1/24/22 (c)	17,019,000	19,103,828
5.5% 1/21/21	21,149,000	24,691,458
5.5% 6/27/44 (c)	23,000,000	25,012,500
6% 3/5/20	1,813,000	2,162,003
6.5% 6/2/41 (c)	53,938,000	67,017,965
Phillips 66:
4.3% 4/1/22 (c)	21,152,000	23,050,921
5.875% 5/1/42 (c)	18,112,000	21,410,902
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	25,257,535
3.95% 9/15/15	8,916,000	9,638,642
4.25% 9/1/12	1,368,000	1,368,000
6.125% 1/15/17	5,000,000	5,929,440
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	6,678,000	6,678,000
5.5% 9/30/14 (c)	9,333,000	10,056,308
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III: - continued
5.832% 9/30/16 (c)	$ 1,284,247	$ 1,399,829
6.75% 9/30/19 (c)	6,109,000	7,575,160
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	3,795,000	3,908,850
Southeast Supply Header LLC 4.85% 8/15/14 (c)	1,033,000	1,085,789
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	17,412,978
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,867,111
4.6% 6/15/21	4,954,000	5,380,772
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	11,683,078
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	5,444,281
Texas Eastern Transmission LP 6% 9/15/17 (c)	12,691,000	14,754,722
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	5,304,000	5,608,980
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,260,452
Western Gas Partners LP 5.375% 6/1/21	27,148,000	30,151,383
Williams Partners LP 4.125% 11/15/20	4,302,000	4,659,819
XTO Energy, Inc. 6.25% 8/1/17	4,098,000	5,084,192
		713,181,562
TOTAL ENERGY		835,413,403
FINANCIALS - 9.4%
Capital Markets - 1.2%
BlackRock, Inc.:
3.375% 6/1/22	14,525,000	15,367,973
4.25% 5/24/21	5,250,000	5,915,900
Goldman Sachs Group, Inc.:
5.25% 7/27/21	17,979,000	19,129,440
5.75% 1/24/22	44,031,000	48,618,590
5.95% 1/18/18	9,760,000	10,979,707
6% 6/15/20	16,000,000	17,911,488
6.15% 4/1/18	10,942,000	12,443,078
6.75% 10/1/37	13,332,000	13,899,717
Lazard Group LLC:
6.85% 6/15/17	7,532,000	8,496,887
7.125% 5/15/15	8,656,000	9,498,454
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	8,583,000	8,630,129
6.875% 4/25/18	9,961,000	11,620,532
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
4.75% 4/1/14	$ 6,943,000	$ 7,146,312
5.5% 7/28/21	19,857,000	20,371,038
5.625% 9/23/19	16,919,000	17,516,748
5.75% 1/25/21	18,632,000	19,252,408
6% 4/28/15	3,982,000	4,242,256
6.625% 4/1/18	9,869,000	10,900,301
7.3% 5/13/19	22,127,000	24,969,589
		286,910,547
Commercial Banks - 1.5%
Bank of America NA 5.3% 3/15/17	11,902,000	12,955,946
Credit Suisse New York Branch 6% 2/15/18	25,069,000	27,843,687
Discover Bank:
7% 4/15/20	9,043,000	10,642,761
8.7% 11/18/19	16,188,000	20,495,837
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,779,483
8.25% 3/1/38	12,528,000	17,514,783
Fifth Third Bank 4.75% 2/1/15	2,013,000	2,145,965
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	11,258,000	11,258,000
HBOS PLC 6.75% 5/21/18 (c)	4,594,000	4,533,079
HSBC Holdings PLC 4% 3/30/22	21,390,000	22,948,967
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,322,722
JPMorgan Chase Bank 6% 10/1/17	6,068,000	7,145,003
KeyBank NA:
5.45% 3/3/16	10,925,000	12,216,335
5.8% 7/1/14	14,023,000	15,027,944
6.95% 2/1/28	3,200,000	3,842,979
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	8,128,633
5% 1/17/17	23,263,000	26,079,079
5.25% 9/4/12	5,004,000	5,004,000
Regions Bank:
6.45% 6/26/37	28,009,000	28,044,011
7.5% 5/15/18	22,429,000	26,129,785
Regions Financial Corp.:
5.75% 6/15/15	3,253,000	3,456,313
7.75% 11/10/14	8,459,000	9,370,034
UnionBanCal Corp. 5.25% 12/16/13	925,000	968,379
Wachovia Bank NA 5.85% 2/1/37	7,795,000	9,683,089
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
4.875% 2/15/14	$ 734,000	$ 775,933
5.625% 10/15/16	14,742,000	16,975,826
5.75% 6/15/17	2,050,000	2,446,527
5.75% 2/1/18	4,000,000	4,802,368
Wells Fargo & Co.:
3.625% 4/15/15	8,996,000	9,620,952
3.676% 6/15/16	26,564,000	28,899,480
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	5,964,300
		363,022,200
Consumer Finance - 0.5%
Discover Financial Services:
5.2% 4/27/22	16,852,000	17,924,259
6.45% 6/12/17	16,773,000	19,003,222
General Electric Capital Corp.:
2.25% 11/9/15	18,930,000	19,581,438
2.95% 5/9/16	5,375,000	5,676,849
3.5% 6/29/15	5,553,000	5,917,993
4.625% 1/7/21	16,818,000	19,014,498
5.625% 9/15/17	3,505,000	4,142,086
5.625% 5/1/18	10,000,000	11,844,150
6% 8/7/19	22,000,000	26,719,308
		129,823,803
Diversified Financial Services - 2.0%
Bank of America Corp.:
3.875% 3/22/17	10,761,000	11,339,264
5.65% 5/1/18	16,400,000	18,324,376
5.7% 1/24/22	12,810,000	14,495,988
5.75% 12/1/17	32,792,000	36,669,654
5.875% 1/5/21	5,000,000	5,623,275
6.5% 8/1/16	11,950,000	13,629,083
BP Capital Markets PLC:
3.625% 5/8/14	1,176,000	1,234,530
4.5% 10/1/20	11,831,000	13,772,834
4.742% 3/11/21	12,000,000	14,088,876
Capital One Capital V 10.25% 8/15/39	22,477,000	23,151,310
Citigroup, Inc.:
3.953% 6/15/16	21,787,000	22,981,973
4.75% 5/19/15	40,390,000	43,360,038
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
5.875% 1/30/42	$ 20,000,000	$ 23,522,940
6.125% 5/15/18	31,485,000	36,519,452
6.5% 8/19/13	20,989,000	22,074,068
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	22,568,263
JPMorgan Chase & Co.:
3.15% 7/5/16	25,000,000	26,469,275
4.25% 10/15/20	30,000,000	33,013,950
4.35% 8/15/21	52,137,000	57,178,856
4.5% 1/24/22	26,587,000	29,544,033
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,446,493
5.15% 3/15/20	11,097,000	12,934,685
		492,943,216
Insurance - 1.6%
Allstate Corp. 6.2% 5/16/14	7,894,000	8,622,837
American International Group, Inc. 4.875% 9/15/16	15,786,000	17,306,287
Aon Corp.:
3.125% 5/27/16	20,350,000	21,495,603
3.5% 9/30/15	6,878,000	7,252,060
5% 9/30/20	5,687,000	6,521,454
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,301,646
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	11,133,000	11,355,660
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	22,972,000	24,706,248
5.375% 3/15/17	546,000	597,267
6.625% 4/15/42	16,567,000	18,651,940
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	23,174,000	24,338,354
6.5% 3/15/35 (c)	2,797,000	3,002,426
6.7% 8/15/16 (c)	6,494,000	7,359,377
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,736,848
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	11,809,000	13,466,570
MetLife, Inc.:
4.75% 2/8/21	6,004,000	6,948,573
5% 6/15/15	813,000	903,120
6.75% 6/1/16	9,220,000	11,026,677
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
5.125% 4/10/13 (c)	$ 5,256,000	$ 5,398,007
5.125% 6/10/14 (c)	8,554,000	9,195,199
Monumental Global Funding III 5.5% 4/22/13 (c)	3,073,000	3,147,167
New York Life Global Funding 4.65% 5/9/13 (c)	3,983,000	4,096,504
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	10,230,000	13,173,099
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	9,078,000	12,361,703
Pacific LifeCorp 6% 2/10/20 (c)	5,371,000	5,981,140
Prudential Financial, Inc.:
3.625% 9/17/12	13,500,000	13,513,824
4.5% 11/16/21	12,469,000	13,747,683
4.75% 9/17/15	13,500,000	14,823,324
5.15% 1/15/13	3,765,000	3,825,970
5.8% 11/16/41	16,300,000	18,686,548
6.2% 11/15/40	7,705,000	9,086,098
7.375% 6/15/19	3,820,000	4,809,980
Symetra Financial Corp. 6.125% 4/1/16 (c)	11,250,000	12,239,201
Unum Group:
5.625% 9/15/20	18,528,000	20,466,084
5.75% 8/15/42	19,044,000	19,636,459
7.125% 9/30/16	1,654,000	1,926,212
		390,707,149
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	6,540,000	6,893,284
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,160,916
5.375% 4/15/14	2,899,000	3,092,244
6.125% 11/1/12	2,564,000	2,585,258
Boston Properties, Inc. 3.85% 2/1/23	16,469,000	17,240,770
BRE Properties, Inc. 5.5% 3/15/17	1,861,000	2,112,697
Camden Property Trust:
5.375% 12/15/13	5,530,000	5,804,675
5.875% 11/30/12	1,067,000	1,079,381
DDR Corp. 4.625% 7/15/22	8,359,000	8,668,550
Developers Diversified Realty Corp.:
4.75% 4/15/18	17,321,000	18,566,501
7.5% 4/1/17	9,638,000	11,282,330
Duke Realty LP:
4.375% 6/15/22	13,477,000	14,087,899
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
4.625% 5/15/13	$ 1,515,000	$ 1,545,677
5.4% 8/15/14	6,754,000	7,205,390
5.5% 3/1/16	10,207,000	11,193,466
5.95% 2/15/17	9,023,000	10,148,764
6.25% 5/15/13	9,569,000	9,859,075
6.5% 1/15/18	12,019,000	13,936,055
6.75% 3/15/20	1,066,000	1,284,604
8.25% 8/15/19	5,060,000	6,399,164
Equity One, Inc.:
5.375% 10/15/15	2,580,000	2,784,927
6% 9/15/17	3,467,000	3,857,616
6.25% 12/15/14	9,619,000	10,427,487
6.25% 1/15/17	2,204,000	2,457,952
Equity Residential 5.125% 3/15/16	8,850,000	9,920,549
Federal Realty Investment Trust:
5.4% 12/1/13	3,666,000	3,852,984
5.9% 4/1/20	3,969,000	4,751,163
6.2% 1/15/17	1,491,000	1,735,291
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,803,658
6.25% 6/15/17	861,000	945,052
6.65% 1/15/18	3,483,000	3,864,977
UDR, Inc. 5.5% 4/1/14	17,798,000	18,775,911
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,663,550
Washington (REIT) 5.25% 1/15/14	907,000	946,558
		228,934,375
Real Estate Management & Development - 1.6%
AMB Property LP:
5.9% 8/15/13	5,754,000	5,958,543
6.3% 6/1/13	4,012,000	4,142,843
BioMed Realty LP:
3.85% 4/15/16	19,180,000	20,045,440
4.25% 7/15/22	10,332,000	10,785,120
6.125% 4/15/20	5,563,000	6,489,145
Brandywine Operating Partnership LP 5.7% 5/1/17	6,890,000	7,525,079
Colonial Properties Trust 5.5% 10/1/15	12,454,000	13,287,409
Colonial Realty LP 6.05% 9/1/16	3,862,000	4,227,979
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	7,991,156
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP: - continued
5.25% 3/15/21	$ 10,656,000	$ 11,769,616
ERP Operating LP:
4.625% 12/15/21	41,736,000	47,869,773
4.75% 7/15/20	31,427,000	35,596,672
5.375% 8/1/16	4,428,000	5,042,952
5.5% 10/1/12	5,487,000	5,505,151
5.75% 6/15/17	24,188,000	28,500,599
Liberty Property LP:
4.125% 6/15/22	11,558,000	11,993,332
4.75% 10/1/20	17,245,000	18,791,238
5.125% 3/2/15	1,706,000	1,832,959
5.5% 12/15/16	4,865,000	5,456,638
6.625% 10/1/17	12,549,000	14,748,689
Mack-Cali Realty LP:
4.5% 4/18/22	7,126,000	7,553,574
7.75% 8/15/19	1,973,000	2,423,848
Post Apartment Homes LP 6.3% 6/1/13	7,452,000	7,664,397
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	9,526,000	9,718,054
5.5% 1/15/14 (c)	4,958,000	5,077,374
5.7% 4/15/17 (c)	2,366,000	2,474,545
Reckson Operating Partnership LP 6% 3/31/16	1,066,000	1,140,524
Regency Centers LP:
4.95% 4/15/14	427,000	448,026
5.25% 8/1/15	1,490,000	1,621,780
5.875% 6/15/17	789,000	906,855
Simon Property Group LP:
2.8% 1/30/17	4,731,000	4,961,400
4.125% 12/1/21	13,242,000	14,601,887
4.2% 2/1/15	5,265,000	5,615,628
5.1% 6/15/15	6,421,000	7,066,574
Tanger Properties LP:
6.125% 6/1/20	24,577,000	29,165,600
6.15% 11/15/15	9,801,000	10,941,611
		378,942,010
TOTAL FINANCIALS		2,271,283,300
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	$ 23,000,000	$ 25,152,662
Celgene Corp. 2.45% 10/15/15	1,728,000	1,788,708
		26,941,370
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 4.75% 11/15/21 (c)	31,840,000	36,747,722
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,427,906
6.3% 8/15/14	2,529,000	2,741,213
Express Scripts, Inc.:
3.125% 5/15/16	19,250,000	20,466,889
6.25% 6/15/14	3,291,000	3,595,506
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,466,852
4.125% 9/15/20	11,062,000	12,023,443
		80,469,531
Pharmaceuticals - 0.1%
Pfizer, Inc. 6.2% 3/15/19	10,000,000	12,801,500
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,028,000	2,158,161
		14,959,661
TOTAL HEALTH CARE		122,370,562
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	1,610,000	1,696,884
6.375% 6/1/19 (c)	9,485,000	11,326,095
United Technologies Corp.:
3.1% 6/1/22	24,308,000	25,879,245
4.5% 6/1/42	24,308,000	27,671,644
		66,573,868
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	946,693	1,028,392
6.648% 3/15/19	3,126,464	3,298,420
6.795% 2/2/20	346,718	346,718
6.9% 7/2/19	947,878	1,024,940
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 3,424,968	$ 3,579,092
8.36% 1/20/19	7,554,793	8,196,951
		17,474,513
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	10,101,914
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (e)	2,599,000	2,832,910
TOTAL INDUSTRIALS		96,983,205
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	8,642,000	9,217,825
6% 10/1/12	5,409,000	5,430,144
6.55% 10/1/17	3,075,000	3,717,709
		18,365,678
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	1,037,000	1,104,005
4.5% 5/15/21	7,383,000	7,760,471
		8,864,476
TOTAL INFORMATION TECHNOLOGY		27,230,154
MATERIALS - 0.6%
Chemicals - 0.3%
Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,658,295
4.25% 11/15/20	10,672,000	11,753,853
7.6% 5/15/14	27,938,000	31,003,721
		64,415,869
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,836,871
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (c)	9,430,000	10,575,802
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	22,911,000	24,723,260
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
6.375% 11/30/12 (c)	$ 2,818,000	$ 2,850,260
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	22,562,848
6.25% 1/23/17	3,240,000	3,714,530
		64,426,700
TOTAL MATERIALS		131,679,440
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
5.35% 9/1/40	8,247,000	9,913,323
5.55% 8/15/41	30,000,000	37,354,800
6.3% 1/15/38	40,737,000	53,194,456
6.8% 5/15/36	7,223,000	9,881,158
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,658,000	4,973,464
CenturyLink, Inc.:
6.15% 9/15/19	7,618,000	8,294,616
6.45% 6/15/21	14,367,000	16,043,830
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,299,000	4,505,107
Embarq Corp. 7.995% 6/1/36	7,935,000	8,785,981
Telefonica Emisiones SAU 5.462% 2/16/21	12,361,000	11,372,120
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,120,962
6.1% 4/15/18	23,353,000	29,177,145
6.35% 4/1/19	7,155,000	9,136,448
6.9% 4/15/38	18,370,000	26,082,681
		231,836,091
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV:
2.375% 9/8/16	29,726,000	30,871,194
3.125% 7/16/22	16,205,000	16,623,332
3.625% 3/30/15	2,060,000	2,199,769
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	8,464,000	8,650,784
5.875% 10/1/19	16,408,000	19,297,646
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
6.35% 3/15/40	$ 5,301,000	$ 6,243,624
Vodafone Group PLC 5% 12/16/13	3,204,000	3,386,202
		87,272,551
TOTAL TELECOMMUNICATION SERVICES		319,108,642
UTILITIES - 2.1%
Electric Utilities - 1.1%
Alabama Power Co. 3.375% 10/1/20	8,620,000	9,429,789
Ameren Illinois Co. 6.125% 11/15/17	289,000	340,731
AmerenUE 6.4% 6/15/17	5,870,000	7,045,468
Cleveland Electric Illuminating Co. 5.65% 12/15/13	10,449,000	11,017,833
Duke Capital LLC 5.668% 8/15/14	8,362,000	9,013,366
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	14,630,000	16,513,130
6.4% 9/15/20 (c)	26,489,000	30,613,364
Edison International 3.75% 9/15/17	9,811,000	10,490,588
Enel Finance International SA 5.7% 1/15/13 (c)	581,000	587,320
FirstEnergy Corp. 7.375% 11/15/31	26,676,000	35,201,169
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,098,000	3,308,035
6.05% 8/15/21	14,527,000	16,165,733
Florida Power Corp. 5.65% 6/15/18	2,323,000	2,829,481
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,457,166
3.75% 11/15/20	2,232,000	2,311,131
Nevada Power Co.:
6.5% 5/15/18	15,159,000	18,919,220
6.5% 8/1/18	1,094,000	1,371,426
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,538,578
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,720,136
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	46,083,567
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	4,915,360
Sierra Pacific Power Co. 5.45% 9/1/13	2,177,000	2,270,106
		256,142,697
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	$ 2,827,000	$ 3,328,722
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,192,781
		10,521,503
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,502,923
6.3% 7/15/13	5,310,000	5,565,523
6.5% 5/1/18	6,905,000	8,179,076
PSEG Power LLC 2.75% 9/15/16	5,204,000	5,429,541
		21,677,063
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	5,881,000	8,030,106
Dominion Resources, Inc.:
2.7606% 9/30/66 (e)	33,906,000	30,868,734
7.5% 6/30/66 (e)	7,991,000	8,640,269
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,690,000	3,703,992
National Grid PLC 6.3% 8/1/16	17,348,000	20,040,843
NiSource Finance Corp.:
4.45% 12/1/21	8,962,000	9,697,547
5.25% 9/15/17	590,000	680,228
5.25% 2/15/43	15,988,000	17,704,008
5.4% 7/15/14	3,094,000	3,325,639
5.45% 9/15/20	1,330,000	1,519,774
5.8% 2/1/42	11,523,000	13,708,464
5.95% 6/15/41	21,763,000	26,085,763
6.4% 3/15/18	9,293,000	11,124,269
6.8% 1/15/19	6,774,000	8,122,195
Sempra Energy 2.3% 4/1/17	24,264,000	25,377,669
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	13,102,000	13,871,743
		202,501,243
TOTAL UTILITIES		490,842,506
TOTAL NONCONVERTIBLE BONDS (Cost $4,357,952,693)		4,981,536,031
U.S. Government and Government Agency Obligations - 26.7%
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	$ 6,922,675	$ 10,186,605
2.125% 2/15/41	255,328,485	378,344,771
2.5% 1/15/29	48,488,672	68,952,534
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		457,483,910
U.S. Treasury Obligations - 24.8%
U.S. Treasury Bonds:
2.75% 8/15/42	87,301,000	88,678,697
3% 5/15/42	781,825,000	836,796,668
3.125% 2/15/42	11,945,000	13,107,774
4.375% 5/15/41	140,474,000	191,461,707
U.S. Treasury Notes:
0.25% 9/15/14	44,111,000	44,124,763
0.25% 8/15/15	261,587,000	261,260,016
0.375% 3/15/15	111,880,000	112,194,607
0.5% 7/31/17	268,669,000	267,598,623
0.625% 7/15/14	208,892,000	210,409,809
0.875% 11/30/16	23,685,000	24,086,532
0.875% 4/30/17	662,014,000	672,047,484
0.875% 7/31/19	254,134,000	252,247,817
1% 3/31/17	133,206,000	136,036,628
1.375% 11/30/15	5,000	5,168
1.75% 5/31/16	468,370,000	491,825,033
1.75% 5/15/22	423,837,000	432,711,299
1.875% 10/31/17	100,143,000	106,425,371
2% 2/15/22	696,368,000	728,792,287
2.375% 8/31/14	100,000,000	104,242,200
2.375% 2/28/15	205,375,000	216,141,168
2.625% 7/31/14	304,537,000	318,383,993
2.625% 12/31/14	330,308,000	348,577,996
3.125% 4/30/17	118,350,000	132,367,137
TOTAL U.S. TREASURY OBLIGATIONS		5,989,522,777
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,224,632,178)		6,447,006,687
U.S. Government Agency - Mortgage Securities - 13.9%
	Principal Amount	Value
Fannie Mae - 9.9%
2.192% 10/1/35 (e)	$ 164,919	$ 174,422
2.225% 10/1/33 (e)	135,715	142,980
2.234% 3/1/35 (e)	96,602	102,104
2.26% 2/1/33 (e)	126,747	133,567
2.262% 12/1/34 (e)	116,424	122,908
2.304% 10/1/33 (e)	58,466	61,824
2.315% 7/1/35 (e)	56,829	60,123
2.332% 3/1/35 (e)	68,411	73,198
2.363% 12/1/33 (e)	3,647,190	3,887,378
2.422% 10/1/33 (e)	106,135	113,825
2.425% 3/1/35 (e)	17,219	17,831
2.458% 7/1/34 (e)	77,182	82,010
2.558% 6/1/36 (e)	224,499	240,772
2.589% 5/1/35 (e)	271,091	291,351
2.692% 11/1/36 (e)	759,314	815,823
2.703% 7/1/35 (e)	280,496	301,271
2.777% 7/1/37 (e)	533,716	573,436
2.918% 9/1/36 (e)	1,145,152	1,230,433
3% 4/1/27 to 8/1/42	27,755,841	29,284,699
3% 9/1/27 (d)	59,200,000	62,469,876
3% 9/1/27 (d)	33,500,000	35,350,352
3% 9/1/42 (d)	2,400,000	2,490,408
3% 9/1/42 (d)	51,700,000	53,647,529
3% 9/1/42 (d)	45,100,000	46,798,908
3% 9/1/42 (d)	6,600,000	6,848,621
3% 10/1/42 (d)	36,600,000	37,835,250
3.5% 12/1/40 to 7/1/42	86,006,313	91,716,517
3.5% 9/1/42 (d)	31,000,000	32,869,684
3.5% 9/1/42 (d)	62,000,000	65,739,369
3.5% 9/1/42 (d)	22,700,000	24,069,091
4% 9/1/26 to 7/1/42	297,794,768	323,917,794
4% 10/1/41	10,282,785	11,176,504
4% 9/1/42 (d)	75,000,000	80,425,785
4% 9/1/42 (d)	82,000,000	87,932,192
4.5% 6/1/18 to 11/1/41	417,555,881	456,069,662
4.5% 9/1/42 (d)	69,900,000	75,655,832
4.5% 9/1/42 (d)	19,000,000	20,564,532
5% 5/1/23 to 6/1/40	147,711,691	162,188,795
5% 9/1/42 (d)	109,700,000	119,812,958
5% 9/1/42 (d)	1,800,000	1,965,937
5.5% 9/1/17 to 3/1/40	298,612,990	329,252,317
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 9/1/42 (d)	$ 13,000,000	$ 14,266,485
6% 3/1/22 to 7/1/41	192,755,505	212,756,714
6.5% 4/1/13 to 1/1/36	609,002	657,083
7% 10/1/12 to 6/1/33	232,557	265,451
7.5% 8/1/13 to 8/1/29	244,071	283,078
8.5% 5/1/21 to 9/1/25	12,413	14,415
9.5% 2/1/25	875	933
10.5% 8/1/20	3,410	4,008
12.5% 12/1/13 to 4/1/15	1,144	1,233
TOTAL FANNIE MAE		2,394,757,268
Freddie Mac - 1.9%
2.188% 3/1/36 (e)	170,932	180,698
2.373% 1/1/35 (e)	86,107	91,937
2.405% 4/1/35 (e)	1,105,975	1,178,810
3.028% 11/1/35 (e)	333,054	356,033
3.135% 3/1/33 (e)	16,812	17,715
3.454% 10/1/35 (e)	318,074	341,795
3.5% 4/1/32 to 5/1/42	33,404,217	35,767,771
4% 6/1/24 to 5/1/42	64,034,550	69,195,805
4% 9/1/41	2,609,439	2,837,663
4% 9/1/42 (d)	40,000,000	42,793,752
4.5% 7/1/25 to 10/1/41	105,395,671	114,057,147
4.5% 9/1/42 (d)	700,000	753,703
5% 3/1/19 to 9/1/40	81,464,046	89,047,118
5.5% 9/1/34 to 5/1/40	76,008,102	82,799,032
6% 7/1/37 to 8/1/37	3,037,325	3,341,517
7.5% 9/1/12	47	47
7.5% 10/1/12 to 1/1/33	67,921	79,242
8.5% 9/1/24 to 8/1/27	15,012	17,974
11.5% 10/1/15	470	497
TOTAL FREDDIE MAC		442,858,256
Ginnie Mae - 2.1%
3% 10/1/42 (d)	45,100,000	47,242,859
3.5% 1/15/42 to 7/15/42	50,908,861	55,169,919
3.5% 9/1/42 (d)	42,800,000	46,331,004
4% 1/15/25 to 12/15/41	132,309,882	145,470,061
4.5% 5/15/39 to 4/15/41	98,639,921	109,443,207
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
5% 3/15/39 to 9/15/41	$ 77,801,725	$ 86,920,392
5.5% 12/20/28 to 7/20/37	3,992,657	4,471,395
6% 6/15/36 to 9/20/38	12,376,325	13,949,503
7% 1/15/28 to 11/15/32	2,145,333	2,491,695
7.5% 3/15/28 to 10/15/28	3,949	4,615
8% 7/15/17 to 11/15/17	401,600	432,876
8.5% 10/15/21	11,486	13,310
11% 7/20/19 to 8/20/19	878	989
TOTAL GINNIE MAE		511,941,825
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,291,979,064)		3,349,557,349
Asset-Backed Securities - 1.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (e)	837,913	645,501
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (e)	369,556	301,488
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (e)	66,108	62,974
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (e)	549,000	5,490
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(e)	7,316,000	109,740
Airspeed Ltd. Series 2007-1A Class C1, 2.7395% 6/15/32 (c)(e)	4,088,058	2,105,350
Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	8,729,317	8,784,898
Series 2010-5 Class A4, 1.75% 3/15/16	7,090,000	7,235,804
Series 2011-1 Class A4, 2.23% 3/15/16	31,910,000	32,790,122
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	13,770,000	13,909,710
Series 2011-1 Class A2, 2.15% 1/15/16	14,883,000	15,152,436
Series 2011-3 Class A2, 1.81% 5/15/16	15,410,000	15,657,366
Series 2012-1 Class A2, 1.44% 2/15/17	23,330,000	23,559,794
Series 2012-3 Class A2, 1.21% 6/15/17	23,260,000	23,302,270
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	13,060,000	13,133,720
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (e)	63,388	47,804
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2 Class M3, 0.7855% 4/25/34 (e)	$ 88,927	$ 35,268
Series 2005-R2 Class M1, 0.6855% 4/25/35 (e)	1,743,000	1,561,069
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (e)	40,480	32,325
Series 2004-W11 Class M2, 0.9355% 11/25/34 (e)	457,000	321,405
Series 2004-W7 Class M1, 0.7855% 5/25/34 (e)	1,310,000	929,987
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (e)	1,062,127	320,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0605% 4/25/34 (e)	1,980,853	1,631,015
Series 2006-HE2 Class M1, 0.6055% 3/25/36 (e)	56,283	420
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(c)(e)	6,174,000	1
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	13,215,090	13,316,027
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3605% 2/25/35 (e)	1,257,000	778,346
BMW Vehicle Lease Trust Series 2011-1 Class A4, 1.4% 8/20/14	20,280,000	20,464,365
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	13,676,000	14,064,344
Capital Trust Ltd. Series 2004-1 Class A2, 0.687% 7/20/39 (c)(e)	69,294	62,538
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	14,532,419	14,618,393
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (e)	1,471,000	585,929
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	7,400,000	7,443,475
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	8,011,151	8,013,187
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	48,200,000	48,483,127
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (e)	112,295	111,466
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,245,451	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2055% 4/25/34 (e)	131,909	59,954
Series 2004-4 Class M2, 1.0305% 6/25/34 (e)	496,195	285,220
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (e)	31,732	19,788
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (e)	$ 160,000	$ 98,625
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0605% 3/25/34 (e)	19,043	8,119
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	197,405	197,533
Class A4, 2.98% 8/15/14	5,800,000	5,863,991
Series 2010-B Class A3, 0.98% 10/15/14	6,459,684	6,474,244
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	14,820,000	14,974,048
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9705% 1/25/35 (e)	801,000	249,993
Class M4, 1.2555% 1/25/35 (e)	296,000	39,075
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (c)(e)	2,392,000	983,830
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	822,993	794,188
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (c)(e)	160,634	151,154
Series 2006-2A:
Class A, 0.4195% 11/15/34 (c)(e)	1,565,094	1,346,543
Class B, 0.5195% 11/15/34 (c)(e)	565,837	391,352
Class C, 0.6195% 11/15/34 (c)(e)	938,566	534,820
Class D, 0.9895% 11/15/34 (c)(e)	356,790	110,831
GSAMP Trust Series 2004-AR1 Class B4, 4.4613% 6/25/34 (c)(e)	384,545	131,869
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (c)(e)	1,144,326	1,100,384
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (e)	327,000	255,418
Series 2003-3 Class M1, 1.5255% 8/25/33 (e)	572,919	479,394
Series 2003-5 Class A2, 0.9355% 12/25/33 (e)	27,804	22,714
Honda Auto Receivables Owner Trust Series 2011-1 Class A4, 1.8% 4/17/17	10,400,000	10,609,071
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (e)	1,292,000	431,904
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	8,830,000	9,058,556
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5355% 7/25/36 (e)	178,000	2,464
Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (e)	1,255,000	1,152,159
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (e)	438,746	394,499
Series 2006-A Class 2C, 1.6106% 3/27/42 (e)	2,867,000	136,378
Asset-Backed Securities - continued
	Principal Amount	Value
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	$ 11,982	$ 12,044
Class C, 5.691% 10/20/28 (c)	5,346	5,361
Class D, 6.01% 10/20/28 (c)	63,965	64,020
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (e)	641,000	5,037
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (c)	30,880,848	30,938,592
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (e)	141,715	90,202
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (e)	430,233	285,905
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (e)	1,245,346	1,123,670
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (e)	2,452,234	1,974,069
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (e)	48,462	38,185
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (e)	326,000	196,324
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (e)	339,222	40,321
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (g)	10,188,500	133,693
Series 2006-4 Class D, 1.3355% 5/25/32 (e)	2,193,000	222
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (e)	1,164,000	751,846
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	8,720,000	8,805,255
Series 2011-A Class A4, 1.94% 9/15/17	21,550,000	22,235,506
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.7188% 5/15/17 (e)	20,000,000	20,051,340
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (b)(c)(e)	317,000	0
Series 2006-1A Class A, 1.637% 3/20/11 (b)(c)(e)	962,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (e)	435,000	189,327
Class M4, 1.6855% 9/25/34 (e)	558,000	126,526
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (e)	1,245,000	711,490
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (e)	4,173	3,526
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (e)	1,038,339	752,656
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (c)(e)	340,351	333,059
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (e)	1,043,000	631,632
Asset-Backed Securities - continued
	Principal Amount	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	$ 571,164	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (e)	35,114	11,948
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	413,796	424,259
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (e)	115,176	103,931
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (c)(e)	2,366,434	29,580
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	749,203	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6,399	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (c)(e)	1,459,789	963,461
TOTAL ASSET-BACKED SECURITIES (Cost $426,244,413)		436,969,257
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9199% 10/25/36 (c)(e)(g)	17,510,287	618,591
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (c)	6,029,829	6,063,700
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7955% 1/25/35 (e)	1,511,092	1,301,208
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,937,000	812,688
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (c)(e)	10,353	10,354
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (e)	552,231	531,803
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.337% 12/20/54 (e)	178,650	134,881
Series 2006-1A:
Class A5, 0.377% 12/20/54 (c)(e)	23,856,116	23,259,713
Class C2, 1.437% 12/20/54 (c)(e)	5,526,000	4,172,130
Series 2006-2 Class C1, 1.177% 12/20/54 (e)	4,563,000	3,445,065
Series 2006-3 Class C2, 0.737% 12/20/54 (e)	922,000	696,110
Series 2006-4:
Class B1, 0.417% 12/20/54 (e)	3,812,000	3,478,450
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class C1, 0.997% 12/20/54 (e)	$ 2,331,000	$ 1,759,905
Class M1, 0.577% 12/20/54 (e)	1,006,000	875,220
Series 2007-1:
Class 1C1, 0.837% 12/20/54 (e)	1,847,000	1,394,485
Class 1M1, 0.537% 12/20/54 (e)	1,238,000	1,077,060
Class 2C1, 1.197% 12/20/54 (e)	842,000	635,710
Class 2M1, 0.737% 12/20/54 (e)	1,589,000	1,382,430
Series 2007-2 Class 2C1, 1.098% 12/17/54 (e)	2,199,000	1,660,245
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (e)	365,737	289,481
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	2,021,861	2,138,718
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (e)	942,608	725,660
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	900,611
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (e)	652,340	417,422
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (e)	1,161,343	911,020
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (e)	1,575,126	1,280,510
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (c)(e)	929,005	740,197
Class B6, 3.0903% 7/10/35 (c)(e)	867,866	686,111
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (c)(e)	179,015	171,854
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	245,000	82,355
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (e)	27,909	24,751
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (e)	186,884	174,183
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (e)	2,701,575	2,322,926
WaMu Mortgage pass-thru certificates Series 2005-AR14 Class 1A1, 2.4465% 12/25/35 (e)	645,871	637,820
TOTAL PRIVATE SPONSOR		64,813,367
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.0%
Fannie Mae:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 112,058	$ 119,740
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	364,893	387,339
Series 2004-86 Class KC, 4.5% 5/25/19	227,568	234,510
Freddie Mac planned amortization class:
Series 2356 Class GD, 6% 9/15/16	382,440	406,540
Series 2363 Class PF, 6% 9/15/16	500,991	530,148
Series 2425 Class JH, 6% 3/15/17	389,773	416,912
TOTAL U.S. GOVERNMENT AGENCY		2,095,189
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,710,073)		66,908,556
Commercial Mortgage Securities - 4.9%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (e)	201,617	202,738
Class PS1, 1.2297% 2/14/43 (e)(g)	985,214	29,120
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (e)	1,429,485	1,512,348
Series 2006-5:
Class A2, 5.317% 9/10/47	6,195,577	6,229,733
Class A3, 5.39% 9/10/47	2,418,000	2,565,508
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,790,527
Series 2007-4 Class A3, 5.7921% 2/10/51 (e)	1,703,629	1,771,846
Series 2006-6 Class E, 5.619% 10/10/45 (c)	1,002,000	100,300
Series 2007-3:
Class A3, 5.6612% 6/10/49 (e)	2,896,000	2,952,403
Class A4, 5.6612% 6/10/49 (e)	3,615,000	4,134,942
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	4,350,041
Series 2004-2 Class A4, 4.153% 11/10/38	1,855,669	1,907,135
Series 2005-1 Class A3, 4.877% 11/10/42	618,757	618,321
Series 2001-3 Class H, 6.562% 4/11/37 (c)	969,000	968,491
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	5,387,000	5,673,513
Banc of America Large Loan, Inc. floater:
2006-BIX1 Class J, 0.8195% 10/15/19 (c)(e)	3,566,622	2,746,299
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (c)(e)	$ 745,000	$ 737,655
Class D, 0.5995% 3/15/22 (c)(e)	754,000	742,796
Class E, 0.6395% 3/15/22 (c)(e)	623,000	610,628
Class F, 0.7095% 3/15/22 (c)(e)	502,000	487,011
Class G, 0.7695% 3/15/22 (c)(e)	5,066,000	4,813,414
Class H, 1.0195% 3/15/22 (c)(e)	8,850,000	8,231,748
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (c)(e)	151,265	146,727
Class E, 0.4795% 10/15/19 (c)(e)	1,261,000	1,191,645
Class F, 0.5495% 10/15/19 (c)(e)	2,713,000	2,550,220
Class G, 0.5695% 10/15/19 (c)(e)	3,234,000	3,007,620
Class H, 0.6095% 10/15/19 (c)(e)	6,167,000	5,426,960
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (c)(e)	32,607	23,649
Series 2004-1:
Class B, 2.1355% 4/25/34 (c)(e)	96,928	56,686
Class M1, 0.7955% 4/25/34 (c)(e)	77,507	55,119
Class M2, 1.4355% 4/25/34 (c)(e)	71,747	50,452
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (c)(e)	1,304,517	941,405
Class M1, 0.6655% 8/25/35 (c)(e)	61,504	36,095
Class M2, 0.7155% 8/25/35 (c)(e)	101,342	54,529
Class M3, 0.7355% 8/25/35 (c)(e)	56,262	27,786
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (c)(e)	452,368	355,632
Class M2, 0.7255% 11/25/35 (c)(e)	44,646	24,088
Class M3, 0.7455% 11/25/35 (c)(e)	40,219	20,685
Class M4, 0.8355% 11/25/35 (c)(e)	49,812	23,454
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (c)(e)	1,035,028	733,266
Class B1, 1.6355% 1/25/36 (c)(e)	60,316	8,851
Class M1, 0.6855% 1/25/36 (c)(e)	333,750	206,091
Class M2, 0.7055% 1/25/36 (c)(e)	67,554	38,964
Class M3, 0.7355% 1/25/36 (c)(e)	146,368	78,183
Class M4, 0.8455% 1/25/36 (c)(e)	54,687	26,707
Class M5, 0.8855% 1/25/36 (c)(e)	54,687	18,242
Class M6, 0.9355% 1/25/36 (c)(e)	57,904	15,433
Series 2006-1 Class A2, 0.5955% 4/25/36 (c)(e)	160,420	118,368
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (c)(e)	3,065,029	2,160,780
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A2, 0.5155% 7/25/36 (c)(e)	$ 141,181	$ 99,835
Class B3, 2.9355% 7/25/36 (c)(e)	33,448	1,021
Class M1, 0.5455% 7/25/36 (c)(e)	148,153	48,466
Class M2, 0.5655% 7/25/36 (c)(e)	70,591	21,047
Class M3, 0.5855% 7/25/36 (c)(e)	58,826	13,273
Class M5, 0.7055% 7/25/36 (c)(e)	48,803	9,421
Class M6, 0.7755% 7/25/36 (c)(e)	72,769	11,676
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (c)(e)	2,066	16
Class M4, 0.6655% 10/25/36 (c)(e)	78,985	11,889
Class M5, 0.7155% 10/25/36 (c)(e)	94,439	6,139
Class M6, 0.7955% 10/25/36 (c)(e)	273,904	6,357
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (c)(e)	619,710	420,845
Class A2, 0.5055% 12/25/36 (c)(e)	3,273,849	1,524,785
Class B1, 0.9355% 12/25/36 (c)(e)	10,456	222
Class M1, 0.5255% 12/25/36 (c)(e)	150,387	30,894
Class M2, 0.5455% 12/25/36 (c)(e)	99,880	15,360
Class M3, 0.5755% 12/25/36 (c)(e)	101,582	13,652
Class M4, 0.6355% 12/25/36 (c)(e)	121,445	13,892
Class M5, 0.6755% 12/25/36 (c)(e)	111,797	9,134
Class M6, 0.7555% 12/25/36 (c)(e)	99,880	5,468
Series 2007-1 Class A2, 0.5055% 3/25/37 (c)(e)	687,287	369,991
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (c)(e)	1,366,389	769,382
Class A2, 0.5555% 7/25/37 (c)(e)	1,280,098	424,238
Class B1, 1.8355% 7/25/37 (c)(e)	163,312	2,250
Class M1, 0.6055% 7/25/37 (c)(e)	392,231	101,753
Class M2, 0.6455% 7/25/37 (c)(e)	204,673	24,561
Class M3, 0.7255% 7/25/37 (c)(e)	206,813	20,227
Class M4, 0.8855% 7/25/37 (c)(e)	430,741	34,297
Class M5, 0.9855% 7/25/37 (c)(e)	380,820	27,157
Class M6, 1.2355% 7/25/37 (c)(e)	483,514	24,162
Series 2007-3:
Class A2, 0.5255% 7/25/37 (c)(e)	614,891	312,186
Class B1, 1.1855% 7/25/37 (c)(e)	276,256	18,576
Class B2, 1.8355% 7/25/37 (c)(e)	744,665	40,475
Class M1, 0.5455% 7/25/37 (c)(e)	244,508	56,788
Class M2, 0.5755% 7/25/37 (c)(e)	260,660	46,277
Class M3, 0.6055% 7/25/37 (c)(e)	420,510	57,661
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.7355% 7/25/37 (c)(e)	$ 737,981	$ 86,141
Class M5, 0.8355% 7/25/37 (c)(e)	335,851	34,359
Class M6, 1.0355% 7/25/37 (c)(e)	255,091	22,241
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (c)(e)	195,334	12,329
Class M2, 1.2855% 9/25/37 (c)(e)	195,334	10,201
Class M4, 1.8355% 9/25/37 (c)(e)	628,193	25,262
Class M5, 1.9855% 9/25/37 (c)(e)	628,193	19,334
Class M6, 2.1855% 9/25/37 (c)(e)	411,554	9,986
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(g)	2,975,762	120,518
Series 2007-5A, Class IO, 4.1484% 10/25/37 (c)(e)(g)	7,609,723	658,783
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (c)(e)	326,382	314,905
Class J, 1.0895% 3/15/19 (c)(e)	332,000	304,141
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (c)(e)	554,000	500,222
Class E, 0.5395% 3/15/22 (c)(e)	2,884,000	2,546,364
Class F, 0.5895% 3/15/22 (c)(e)	1,770,000	1,527,383
Class G, 0.6395% 3/15/22 (c)(e)	364,000	306,826
Class H, 0.7895% 3/15/22 (c)(e)	554,000	455,902
Class J, 0.9395% 3/15/22 (c)(e)	554,000	442,052
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	397,004	400,476
Series 2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	10,896,730
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (e)	2,484,000	2,909,815
Series 2007-PW18:
Class A2, 5.613% 6/11/50	393,857	401,727
Class A4, 5.7% 6/11/50	20,000,000	23,461,320
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,398,742
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (c)(e)(g)	18,258,424	149,078
Series 2006-T22 Class A4, 5.5391% 4/12/38 (e)	217,000	248,121
Series 2006-T24 Class X2, 0.4455% 10/12/41 (c)(e)(g)	2,989,223	14,223
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (c)(e)(g)	122,045,910	1,139,543
Series 2007-T28 Class X2, 0.1576% 9/11/42 (c)(e)(g)	65,663,656	349,199
Commercial Mortgage Securities - continued
	Principal Amount	Value
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (c)(e)	$ 573,826	$ 496,935
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	2,037,000	2,100,241
Class XCL, 1.331% 5/15/35 (c)(e)(g)	6,949,230	135,413
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (c)(e)	100,028	99,027
Class H, 0.6093% 8/15/21 (c)(e)	368,000	351,103
Series 2007-C6 Class A2, 5.7002% 12/10/49 (e)	1,493,290	1,493,020
Series 2007-FL3A Class A2, 0.3795% 4/15/22 (c)(e)	91,781	90,011
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (e)	1,107,713	1,134,778
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A3, 5.607% 10/15/48	1,715,226	1,725,560
Series 2007-CD4 Class A4, 5.322% 12/11/49	37,721,000	42,525,524
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,688,000	1,784,976
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (e)	1,734,000	1,863,308
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	755,377
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (c)(e)	103,156	93,870
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (c)(e)	1,065,225	1,011,233
Class D, 0.5795% 11/15/17 (c)(e)	55,416	51,499
Class E, 0.6295% 11/15/17 (c)(e)	196,500	180,646
Class F, 0.6895% 11/15/17 (c)(e)	122,077	111,006
Class G, 0.7395% 11/15/17 (c)(e)	84,865	75,471
Series 2006-CN2A:
Class A2FL, 0.4643% 2/5/19 (c)(e)	3,087,545	3,020,289
Class AJFL, 0.5043% 2/5/19 (e)	1,890,000	1,846,840
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (c)(e)	2,471,000	2,255,336
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	4,941,000	5,042,197
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,301,420	2,307,086
Class AJFX, 5.478% 2/5/19 (c)	8,710,000	8,721,863
Series 2006-C8 Class XP, 0.4663% 12/10/46 (e)(g)	14,142,813	87,643
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	20,000,000	21,022,880
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (e)	$ 3,426,250	$ 3,457,038
Class A3, 5.542% 1/15/49 (e)	3,468,000	3,870,482
Series 2007-C3 Class A4, 5.6792% 6/15/39 (e)	51,983,000	57,386,269
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,064,575	5,128,799
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (e)(g)	9,786,016	79,834
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	19,378,000	21,644,005
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (c)(e)	6,186,000	4,902,108
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	791,590	825,594
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (e)(g)	454,549	401
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (c)(e)(g)	1,566,274	1,963
Series 2006-C1 Class A3, 5.4157% 2/15/39 (e)	6,194,227	6,340,584
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (c)(e)	656,000	614,156
Class C:
0.4095% 2/15/22 (c)(e)	1,521,000	1,408,770
0.5095% 2/15/22 (c)(e)	543,000	492,074
Class F, 0.5595% 2/15/22 (c)(e)	1,086,000	973,287
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (e)(g)	25,153,711	140,609
Class B, 5.487% 2/15/40 (c)(e)	2,651,000	338,276
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	162,248	162,293
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	56,230,705	62,999,139
Series 2001-1 Class X1, 1.4912% 5/15/33 (c)(e)(g)	1,138,203	14,213
Series 2007-C1 Class XP, 0.1588% 12/10/49 (e)(g)	22,072,917	71,560
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (c)(e)	652,000	618,452
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	3,030,271	3,121,122
Series 2007-GG9 Class A4, 5.444% 3/10/39	16,142,000	18,271,340
Series 2006-GG7 Class A3, 5.8738% 7/10/38 (e)	723,103	722,768
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (c)(e)(g)	$ 32,994,774	$ 169,890
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (c)(e)	393,042	390,040
Class F, 0.6858% 6/6/20 (c)(e)	681,000	670,901
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (c)(e)	1,781,000	1,763,958
Class D, 2.2018% 3/6/20 (c)(e)	7,692,000	7,619,841
Class F, 2.6334% 3/6/20 (c)(e)	146,000	144,716
Class G, 2.7903% 3/6/20 (c)(e)	74,000	73,347
Class H, 3.3004% 3/6/20 (c)(e)	446,000	443,192
Class J, 4.0852% 3/6/20 (c)(e)	639,000	636,281
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	2,121,677	2,129,623
Series 2006-GG6:
Class A2, 5.506% 4/10/38	4,179,598	4,183,251
Class A3, 5.5677% 4/10/38 (e)	20,000,000	21,429,660
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,898,719	1,927,549
Series 2007-GG10 Class A2, 5.778% 8/10/45	388,141	393,293
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (c)(e)	864,563	842,097
Class C, 0.4495% 11/15/18 (c)(e)	614,038	591,942
Class D, 0.4695% 11/15/18 (c)(e)	136,366	128,732
Class E, 0.5195% 11/15/18 (c)(e)	249,356	230,408
Class F, 0.5695% 11/15/18 (c)(e)	373,644	330,307
Class G, 0.5995% 11/15/18 (c)(e)	324,941	274,255
Class H, 0.7395% 11/15/18 (c)(e)	249,412	200,531
sequential payer:
Series 2006-CB14 Class A3B, 5.4914% 12/12/44 (e)	4,261,003	4,356,121
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	553,365	581,259
Class A3, 5.336% 5/15/47	10,293,000	11,638,604
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,100,000	11,530,190
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (e)	16,081,000	18,643,041
Series 2007-LD11:
Class A2, 5.7998% 6/15/49 (e)	3,803,010	3,916,770
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11:
Class A4, 5.8148% 6/15/49 (e)	$ 60,756,000	$ 69,119,185
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,540,457	2,560,895
Class A3, 5.42% 1/15/49	17,230,000	19,663,927
Series 2006-CB17 Class A3, 5.45% 12/12/43	453,840	455,117
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (e)	148,000	48,840
Class C, 5.7337% 2/12/49 (e)	388,000	81,480
Class D, 5.7337% 2/12/49 (e)	407,000	83,435
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (e)	143,000	11,409
Class ES, 5.5652% 1/15/49 (c)(e)	896,000	40,609
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8846% 7/15/44 (e)	1,403,000	1,649,459
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	235,031	235,604
Series 2006-C6 Class A2, 5.262% 9/15/39 (e)	94,736	94,809
Series 2006-C7:
Class A2, 5.3% 11/15/38	1,007,656	1,025,251
Class A3, 5.347% 11/15/38	3,172,000	3,631,559
Series 2007-C1 Class A4, 5.424% 2/15/40	20,427,000	23,484,922
Series 2007-C2 Class A3, 5.43% 2/15/40	4,646,000	5,273,373
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (e)(g)	7,393,961	50,878
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (e)(g)	2,764,381	16,509
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	3,957,000	4,623,529
Series 2007-C7:
Class A3, 5.866% 9/15/45	26,850,000	31,683,403
Class XCP, 0.2615% 9/15/45 (e)(g)	111,343,996	728,969
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (c)(e)	555,142	527,385
Class E, 0.5295% 9/15/21 (c)(e)	2,003,583	1,853,314
Class F, 0.5795% 9/15/21 (c)(e)	4,709,782	4,238,804
Class G, 0.5995% 9/15/21 (c)(e)	8,942,386	7,824,588
Class H, 0.6395% 9/15/21 (c)(e)	492,207	413,454
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	1,068,882	1,069,743
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust: - continued
Series 2005-LC1 Class F, 5.3733% 1/12/44 (c)(e)	$ 1,509,000	$ 991,777
Series 2006-C1 Class A2, 5.6141% 5/12/39 (e)	1,535,514	1,570,516
Series 2007-C1:
Class A3, 5.8461% 6/12/50 (e)	7,212,000	7,480,063
Class A4, 5.8461% 6/12/50 (e)	6,564,000	7,406,647
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	4,339,789
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (e)	174,407	174,551
sequential payer:
Series 2006-1 Class A3, 5.4796% 2/12/39 (e)	1,839,190	1,837,743
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	1,268,180	1,333,842
Series 2007-5:
Class A3, 5.364% 8/12/48	676,000	685,334
Class A4, 5.378% 8/12/48	44,314,000	49,042,747
Class B, 5.479% 8/12/48	5,202,000	1,277,341
Series 2007-6:
Class A2, 5.331% 3/12/51	9,836,215	10,105,600
Class A4, 5.485% 3/12/51 (e)	24,350,000	27,102,061
Series 2007-7 Class A4, 5.7386% 6/12/50 (e)	6,069,000	6,636,045
Series 2007-9:
Class A2, 5.59% 9/12/49	5,102,014	5,100,927
Class A4, 5.7% 9/12/49	185,000	208,926
Class ASB, 5.644% 9/12/49	12,500,000	13,167,688
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	5,961,731	6,144,381
Series 2006-4 Class XP, 0.617% 12/12/49 (e)(g)	24,324,284	335,529
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,734,000	433,573
Series 2007-7 Class B, 5.7386% 6/12/50 (e)	1,295,000	89,355
Series 2007-8 Class A3, 5.9634% 8/12/49 (e)	1,496,000	1,706,635
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (c)(e)	291,739	183,796
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (c)(e)	6,487,000	5,870,735
Class D, 0.43% 10/15/20 (c)(e)	4,105,000	3,632,925
Class E, 0.49% 10/15/20 (c)(e)	8,181,000	6,953,850
Class F, 0.54% 10/15/20 (c)(e)	9,173,000	7,613,590
Class G, 0.58% 10/15/20 (c)(e)	505,000	392,638
Class H, 0.67% 10/15/20 (c)(e)	318,000	206,700
Class J, 0.82% 10/15/20 (c)(e)	186,032	74,413
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,639,841	1,660,064
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	7,959,000	8,376,808
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (c)(e)(g)	$ 7,692,249	$ 7,561
Series 2006-IQ11:
Class A3, 5.6877% 10/15/42 (e)	532,877	541,214
Class A4, 5.7237% 10/15/42 (e)	520,000	589,909
Series 2006-T23 Class A3, 5.809% 8/12/41 (e)	885,000	919,038
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (e)	2,601,000	2,935,231
Class AAB, 5.654% 4/15/49	4,779,415	5,156,927
Class B, 5.7187% 4/15/49 (e)	426,000	126,739
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	2,531,829	2,689,816
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (c)(e)	1,481,000	1,273,426
Class F, 0.578% 9/15/21 (c)(e)	1,532,000	1,255,998
Class G, 0.598% 9/15/21 (c)(e)	1,452,000	1,132,331
Class J, 0.838% 9/15/21 (c)(e)	323,000	213,129
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (c)(e)	3,844,000	2,829,649
Class LXR1, 0.9395% 6/15/20 (c)(e)	212,473	184,173
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	1,049,272	1,056,373
Series 2003-C8 Class A3, 4.445% 11/15/35	6,003,068	6,083,797
Series 2006-C29 Class A3, 5.313% 11/15/48	4,606,000	4,823,638
Series 2007-C30:
Class A3, 5.246% 12/15/43	552,710	558,566
Class A4, 5.305% 12/15/43	510,000	548,334
Class A5, 5.342% 12/15/43	40,290,000	44,597,686
Series 2007-C31 Class A4, 5.509% 4/15/47	55,116,176	62,471,595
Series 2007-C32 Class A3, 5.7418% 6/15/49 (e)	68,312,000	77,559,054
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(e)	824,000	822,622
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,601,675
Series 2005-C22:
Class B, 5.3564% 12/15/44 (e)	3,845,000	2,662,509
Class F, 5.3564% 12/15/44 (c)(e)	2,892,000	566,254
Series 2007-C30:
Class C, 5.483% 12/15/43 (e)	5,202,000	1,464,223
Class D, 5.513% 12/15/43 (e)	2,774,000	562,270
Class XP, 0.4723% 12/15/43 (c)(e)(g)	15,007,832	109,122
Series 2007-C31 Class C, 5.6821% 4/15/47 (e)	4,147,000	935,688
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 12,132,906	$ 12,587,040
Series 2007-C32:
Class D, 5.7418% 6/15/49 (e)	1,303,000	351,547
Class E, 5.7418% 6/15/49 (e)	2,054,000	485,050
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.9003% 2/15/51 (e)	45,972,848	53,504,764
Class A5, 5.9003% 2/15/51 (e)	12,818,000	14,885,954
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $995,405,199)		1,190,861,458
Municipal Securities - 0.7%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (e)	5,700,000	5,916,885
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	3,580,000	4,647,986
5.25% 4/1/14	9,500,000	10,147,140
7.3% 10/1/39	3,685,000	4,755,750
7.5% 4/1/34	18,570,000	24,194,296
7.55% 4/1/39	18,845,000	25,231,571
7.6% 11/1/40	20,620,000	27,947,523
7.625% 3/1/40	8,000,000	10,760,400
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	9,780,000	10,398,585
Series 2010-3:
6.725% 4/1/35	7,025,000	7,888,021
7.35% 7/1/35	5,700,000	6,772,056
Series 2011, 5.877% 3/1/19	4,650,000	5,198,747
5.1% 6/1/33	19,005,000	18,376,125
TOTAL MUNICIPAL SECURITIES (Cost $154,484,332)		162,235,085
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $6,828,194)	6,320,000	7,569,824
Fixed-Income Funds - 27.4%
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (f)	58,219,961	$ 6,396,627,110
Fidelity Specialized High Income Central Fund (f)	2,089,490	219,103,955
TOTAL FIXED-INCOME FUNDS (Cost $6,239,514,728)		6,615,731,065
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.17% (a) (Cost $1,557,182,905)	1,557,182,905	1,557,182,905
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $23,297,933,779)		24,815,558,217
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(700,707,900)
NET ASSETS - 100%		$ 24,114,850,317
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 9/1/42	$ (45,100,000)	(46,798,908)
3% 9/1/42	(9,000,000)	(9,339,029)
3% 9/1/42	(45,100,000)	(46,798,908)
3% 9/1/42	(6,600,000)	(6,848,621)
3.5% 9/1/42	(84,700,000)	(89,808,460)
3.5% 9/1/42	(22,700,000)	(24,069,091)
TOTAL FANNIE MAE		(223,663,017)
TBA Sale Commitments - continued
	Principal Amount	Value
Ginnie Mae
3.5% 9/1/42	$ (62,000,000)	$ (67,115,006)
3.5% 9/1/42	(31,000,000)	(33,557,503)
TOTAL GINNIE MAE		(100,672,509)
TOTAL TBA SALE COMMITMENTS (Proceeds $322,187,977)		$ (324,335,526)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $893,843,192 or 3.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,550,711
Fidelity Mortgage Backed Securities Central Fund	159,576,509
Fidelity Specialized High Income Central Fund	13,192,424
Total	$ 174,319,644
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 5,244,512,062	$ 1,059,988,825	$ -	$ 6,396,627,110	40.9%
Fidelity Specialized High Income Central Fund	193,376,114	13,192,424	-	219,103,955	47.1%
Total	$ 5,437,888,176	$ 1,073,181,249	$ -	$ 6,615,731,065
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,981,536,031	$ -	$ 4,981,536,031	$ -
U.S. Government and Government Agency Obligations	6,447,006,687	-	6,447,006,687	-
U.S. Government Agency - Mortgage Securities	3,349,557,349	-	3,349,557,349	-
Asset-Backed Securities	436,969,257	-	427,658,761	9,310,496
Collateralized Mortgage Obligations	66,908,556	-	64,587,205	2,321,351
Commercial Mortgage Securities	1,190,861,458	-	1,120,437,402	70,424,056
Municipal Securities	162,235,085	-	162,235,085	-
Bank Notes	7,569,824	-	7,569,824	-
Fixed-Income Funds	6,615,731,065	6,615,731,065	-	-
Money Market Funds	1,557,182,905	1,557,182,905	-	-
Total Investments in Securities:	$ 24,815,558,217	$ 8,172,913,970	$ 16,560,588,344	$ 82,055,903
Other Financial Instruments:
TBA Sale Commitments	$ (324,335,526)	$ -	$ (324,335,526)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,501,236,146)	$ 16,642,644,247
Fidelity Central Funds (cost $7,796,697,633)	8,172,913,970
Total Investments (cost $23,297,933,779)		$ 24,815,558,217
Cash		27,782
Receivable for investments sold, regular delivery		112,594,890
Receivable for TBA sale commitments		322,187,977
Receivable for fund shares sold		18,664,908
Interest receivable		103,338,416
Distributions receivable from Fidelity Central Funds		15,797,002
Receivable from investment adviser for expense reductions		59,655
Total assets		25,388,228,847

Liabilities
Payable for investments purchased
Regular delivery	$ 35,318,731
Delayed delivery	903,809,497
TBA sale commitments, at value	324,335,526
Payable for fund shares redeemed	1,657,724
Accrued management fee	6,948,108
Other affiliated payables	1,308,944
Total liabilities		1,273,378,530

Net Assets		$ 24,114,850,317
Net Assets consist of:
Paid in capital		$ 21,987,158,956
Undistributed net investment income		74,804,901
Accumulated undistributed net realized gain (loss) on investments		537,409,571
Net unrealized appreciation (depreciation) on investments		1,515,476,889
Net Assets		$ 24,114,850,317

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2012

Series Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($14,011,345,883 ÷ 1,163,039,070 shares)	$ 12.05

Class F: Net Asset Value, offering price and redemption price per share ($10,103,504,434 ÷ 838,369,945 shares)	$ 12.05

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2012

Investment Income
Dividends		$ 224,962
Interest		536,816,360
Income from Fidelity Central Funds		174,319,644
Total income		711,360,966

Expenses
Management fee	$ 78,596,240
Transfer agent fees	16,340,895
Independent trustees' compensation	78,491
Miscellaneous	62,357
Total expenses before reductions	95,077,983
Expense reductions	(2,041,452)	93,036,531
Net investment income (loss)		618,324,435
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	753,706,815
Swap agreements	2,862,415
Total net realized gain (loss)		756,569,230
Change in net unrealized appreciation (depreciation) on: Investment securities	150,443,671
Swap agreements	(2,874,983)
Delayed delivery commitments	(6,267,026)
Total change in net unrealized appreciation (depreciation)		141,301,662
Net gain (loss)		897,870,892
Net increase (decrease) in net assets resulting from operations		$ 1,516,195,327

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 618,324,435	$ 631,029,381
Net realized gain (loss)	756,569,230	338,800,499
Change in net unrealized appreciation (depreciation)	141,301,662	144,058,889
Net increase (decrease) in net assets resulting from operations	1,516,195,327	1,113,888,769
Distributions to shareholders from net investment income	(658,178,697)	(597,695,984)
Distributions to shareholders from net realized gain	(387,600,029)	(464,316,023)
Total distributions	(1,045,778,726)	(1,062,012,007)
Share transactions - net increase (decrease)	2,065,983,526	5,258,487,798
Total increase (decrease) in net assets	2,536,400,127	5,310,364,560

Net Assets
Beginning of period	21,578,450,190	16,268,085,630
End of period (including undistributed net investment income of $74,804,901 and undistributed net investment income of $115,155,890, respectively)	$ 24,114,850,317	$ 21,578,450,190

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Investment Grade Bond

Years ended August 31,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.94	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.321	.374	.432	.486
Net realized and unrealized gain (loss)	.464	.206	.765	1.146
Total from investment operations	.785	.580	1.197	1.632
Distributions from net investment income	(.345)	(.357)	(.422)	(.332)
Distributions from net realized gain	(.220)	(.333)	(.125)	(.010)
Total distributions	(.565)	(.690)	(.547)	(.342)
Net asset value, end of period	$ 12.05	$ 11.83	$ 11.94	$ 11.29
Total Return B, C	6.87%	5.11%	10.90%	16.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.46%	.47%	.48%	.50% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45%	.45%	.45%	.45% A
Net investment income (loss)	2.72%	3.23%	3.75%	5.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,011,346	$ 15,646,684	$ 14,060,678	$ 11,881,921
Portfolio turnover rate F	158%	213% I	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 8, 2008 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.95	$ 11.30	$ 10.96
Income from Investment Operations
Net investment income (loss) D	.332	.385	.442	.104
Net realized and unrealized gain (loss)	.455	.207	.767	.323
Total from investment operations	.787	.592	1.209	.427
Distributions from net investment income	(.357)	(.369)	(.434)	(.087)
Distributions from net realized gain	(.220)	(.333)	(.125)	-
Total distributions	(.577)	(.702)	(.559)	(.087)
Net asset value, end of period	$ 12.05	$ 11.84	$ 11.95	$ 11.30
Total Return B, C	6.89%	5.22%	11.00%	3.91%
Ratios to Average Net Assets E, H
Expenses before reductions	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35% A
Net investment income (loss)	2.82%	3.33%	3.85%	5.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,103,504	$ 5,931,766	$ 2,207,408	$ 949
Portfolio turnover rate F	158%	213% I	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,377,767,361
Gross unrealized depreciation	(17,788,324)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,359,979,037

Tax Cost	$ 23,455,579,180

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 393,283,636
Undistributed long-term capital gain	$ 376,576,239
Net unrealized appreciation (depreciation)	$ 1,357,831,488

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 843,670,339	$ 863,583,981
Long-term Capital Gains	202,108,387	198,428,026
Total	$ 1,045,778,726	$ 1,062,012,007

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements (a)	$ 2,862,415	$ (2,874,983)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Annual Report

5. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,325,452,309 and $1,966,157,618, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were as follows:

	Amount	% of Average Net Assets
Series Investment Grade Bond	$ 16,340,895.11

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $62,357 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $555,900.

10. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following class was in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Series Investment Grade Bond	.45%	$ 2,031,458

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management expenses by $9,994.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Series Investment Grade Bond	$ 419,423,404	$ 469,866,832
Class F	238,755,293	127,829,152
Total	$ 658,178,697	$ 597,695,984

Annual Report

11. Distributions to Shareholders - continued

Years ended August 31,	2012	2011
From net realized gain
Series Investment Grade Bond	$ 272,110,066	$ 390,541,227
Class F	115,489,963	73,774,796
Total	$ 387,600,029	$ 464,316,023

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Series Investment Grade Bond
Shares sold	213,063,598	451,499,122	$ 2,506,000,716	$ 5,183,502,338
Reinvestment of distributions	58,996,485	74,139,940	691,533,410	860,408,059
Shares redeemed	(431,431,214)	(380,697,655)	(5,089,659,559)	(4,434,699,696)
Net increase (decrease)	(159,371,131)	144,941,407	$ (1,892,125,433)	$ 1,609,210,701
Class F
Shares sold	399,697,511	358,410,253	$ 4,703,014,985	$ 4,141,620,186
Reinvestment of distributions	30,151,010	17,377,272	354,245,316	201,603,947
Shares redeemed	(92,644,776)	(59,415,711)	(1,099,151,342)	(693,947,036)
Net increase (decrease)	337,203,745	316,371,814	$ 3,958,108,959	$ 3,649,277,097

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate, were the owners of record of all the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class F	10/15/2012	10/12/2012	$0.375
Fidelity Series Investment Grade Bond	10/15/2012	10/12/2012	$0.375

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $403,914,206, or, if subsequently determined to be different, the net capital gain of such year.

A total of 15.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $395,076,830 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LIG-ANN-1012
1.873109.103

Item 2. Code of Ethics

As of the end of the period, August 31, 2012, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Corporate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Spartan U.S. Bond Index Fund (the "Funds"):

Services Billed by PwC

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$78,000	$-	$3,300	$1,600
Fidelity Investment Grade Bond Fund	$106,000	$-	$5,100	$3,600
Fidelity Series Investment Grade Bond Fund	$114,000	$-	$5,100	$10,900
Fidelity Short-Term Bond Fund	$114,000	$-	$4,500	$5,300
Spartan U.S. Bond Index Fund	$89,000	$-	$4,500	$7,200

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$67,000	$-	$3,300	$1,700
Fidelity Investment Grade Bond Fund	$99,000	$-	$4,500	$4,800
Fidelity Series Investment Grade Bond Fund	$101,000	$-	$4,500	$10,300
Fidelity Short-Term Bond Fund	$107,000	$-	$4,500	$5,600
Spartan U.S. Bond Index Fund	$82,000	$-	$4,500	$6,900

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Conservative Income Bond Fund and Fidelity Intermediate Bond Fund (the "Funds"):

Services Billed by Deloitte Entities

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$45,000	$-	$5,700	$500
Fidelity Intermediate Bond Fund	$143,000	$-	$5,700	$1,000

August 31, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$35,000	$-	$4,600	$200
Fidelity Intermediate Bond Fund	$161,000	$-	$6,500	$500

A Amounts may reflect rounding.

B Fidelity Conservative Income Bond Fund commenced operations on March 3, 2011.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2012A	August 31, 2011A
Audit-Related Fees	$4,450,000	$1,860,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2012A	August 31, 2011A
Audit-Related Fees	$615,000	$645,000
Tax Fees	$-	$-
All Other Fees	$1,115,000	$730,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2012 A	August 31, 2011 A
PwC	$5,700,000	$3,345,000
Deloitte Entities	$1,830,000	$1,485,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2012